UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22235

AQR Funds

(Exact name of registrant as specified in charter)

Two Greenwich Plaza, 4th Floor

Greenwich, CT 06830

(Address of principal executive offices) (Zip code)

Bradley D. Asness, Esq.

Principal and Chief Legal Officer

AQR Capital Management, LLC

Two Greenwich Plaza, 4th Floor

Greenwich, CT 06830

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 203-742-3600

Date of fiscal year end: September 30

Date of reporting period: October 1, 2014 to September 30, 2015

Item 1. Reports to Shareholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1.)

Annual Report

September 30, 2015

AQR Large Cap Multi-Style Fund

AQR Small Cap Multi-Style Fund

AQR International Multi-Style Fund

AQR Emerging Multi-Style Fund

AQR TM Large Cap Multi-Style Fund

AQR TM Small Cap Multi-Style Fund

AQR TM International Multi-Style Fund

AQR TM Emerging Multi-Style Fund

AQR Large Cap Momentum Style Fund

AQR Small Cap Momentum Style Fund

AQR International Momentum Style Fund

AQR Emerging Momentum Style Fund

AQR TM Large Cap Momentum Style Fund

AQR TM Small Cap Momentum Style Fund

AQR TM International Momentum Style Fund

AQR Large Cap Defensive Style Fund

AQR International Defensive Style Fund

AQR Emerging Defensive Style Fund

AQR Global Equity Fund

AQR International Equity Fund

Shareholder Letter (Unaudited)

AQR LARGE CAP MULTI-STYLE FUND

Cliff Asness

Managing & Founding Principal

Jacques Friedman

Principal

Ronen Israel

Principal

Lars Nielsen

Principal

Andrea Frazzini

Principal

Dear Shareholder:

The AQR Large Cap Multi-Style Fund (the “Fund”) invests in stocks of attractively valued U.S. large and mid-cap companies that have positive momentum and strong profitability. The Fund is not actively managed to outperform a growth, value or core benchmark. Rather, it seeks to provide systematic exposure to stocks that rank high on a combined score of Value, Momentum and Profitability styles.

For fiscal year 2015, the AQR Large Cap Multi-Style Fund Class I shares returned -0.05% while its benchmark, the Russell 1000® Index Total Return, returned -0.61% over the period – resulting in a relative outperformance. The Fund’s outperformance was driven primarily by sector selection. Sector selection to energy contributed to positive returns in particular. The Fund’s performance was negatively impacted by stock selection within sectors.

At the close of fiscal 2015, the AQR Large Cap Multi-Style Fund’s largest active positions include sector overweights to financials and consumer discretionary. As of year-end, the Fund is underweight energy and health care.

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2015 AQR LARGE CAP MULTI-STYLE FUND
	1 Year		Since Inception	Date of Inception
Fund - Class I: QCELX	-0.05%	*	12.56%	3/26/2013
Fund - Class N: QCENX	-0.32%	*	12.31%	3/26/2013
Fund - Class R6: QCERX	0.07%		0.31%	7/10/2014

Russell 1000® Index Total Return	-0.61%

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 0.58%, 1.01% and 0.48%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

*	Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at 9/30/2015 for financial reporting purposes, and as a result, the net asset values for shareholder transactions and the total returns based on those net asset values differ from the adjusted net asset values and total returns for financial reporting.

AQR Funds	Annual Report	September 2015

Shareholder Letter (Unaudited)

AQR LARGE CAP MULTI-STYLE FUND

AQR LARGE CAP MULTI-STYLE FUND VS. RUSSELL 1000® INDEX TOTAL RETURN VALUE OF $10,000 INVESTED ON 3/26/2013

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

AQR Funds	Annual Report	September 2015

Shareholder Letter (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

Cliff Asness

Managing & Founding Principal

Jacques Friedman

Principal

Ronen Israel

Principal

Lars Nielsen

Principal

Andrea Frazzini

Principal

Dear Shareholder:

The AQR Small Cap Multi-Style Fund (the “Fund”) invests in stocks of attractively valued U.S. small-cap companies that have positive momentum and strong profitability. The Fund is not actively managed to outperform a growth, value or core benchmark. Rather, it seeks to provide systematic exposure to stocks that rank high on a combined score of Value, Momentum and Profitability styles.

For fiscal year 2015, the AQR Small Cap Multi-Style Fund Class I shares returned 1.02% while its benchmark, the Russell 2000® Total Return Index, returned 1.25% over the period – resulting in a relative underperformance. The Fund’s underperformance was driven primarily by sector selection and stock selection within sectors. Stock selection within information technology contributed to negative returns in particular. The Fund’s performance was positively impacted by sector selection to energy.

At the close of fiscal 2015, the AQR Small Cap Multi-Style Fund’s largest active positions include sector overweights to consumer discretionary and industrials. As of year-end, the Fund is underweight health care and financials.

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2015 AQR SMALL CAP MULTI-STYLE FUND
	1 Year	Since Inception	Date of Inception
Fund - Class I: QSMLX	1.02%	9.68%	3/26/2013
Fund - Class N: QSMNX	0.72%	9.37%	3/26/2013
Fund - Class R6: QSERX	1.06%	-2.97%	7/10/2014

Russell 2000® Total Return Index	1.25%

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 2.58%, 3.27% and 2.34%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2015

Shareholder Letter (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

AQR SMALL CAP MULTI-STYLE FUND VS. RUSSELL 2000® TOTAL RETURN INDEX VALUE OF $10,000 INVESTED ON 3/26/2013

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

AQR Funds	Annual Report	September 2015

Shareholder Letter (Unaudited)

AQR INTERNATIONAL MULTI-STYLE FUND

Cliff Asness

Managing & Founding Principal

Jacques Friedman

Principal

Ronen Israel

Principal

Lars Nielsen

Principal

Andrea Frazzini

Principal

Dear Shareholder:

The AQR International Multi-Style Fund (the “Fund”) invests in stocks of attractively valued large and mid-cap non-U.S. companies that have positive momentum and strong profitability. The Fund is not actively managed to outperform a growth, value or core benchmark. Rather, it seeks to provide systematic exposure to stocks that rank high on a combined score of Value, Momentum and Profitability styles.

For fiscal year 2015, the AQR International Multi-Style Fund Class I shares returned -8.78% while its benchmark, the MSCI Daily TR Net World Ex USA Index**, returned -10.14% over the period – resulting in a relative outperformance. The Fund’s outperformance was driven primarily by sector selection and country selection. Country selection to Japan contributed to positive returns in particular. The Fund’s performance was negatively impacted by stock selection within financials.

At the close of fiscal 2015, the AQR International Multi-Style Fund’s largest active positions include sector overweights to financials and consumer discretionary. As of year-end, the Fund is underweight health care and consumer staples. Notable active positions also include country overweights to Japan and Italy with underweights to the United Kingdom and Switzerland.

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2015 AQR INTERNATIONAL MULTI-STYLE FUND
	1 Year		Since Inception	Date of Inception
Fund - Class I: QICLX	-8.78%		2.15%	3/26/2013
Fund - Class N: QICNX	-9.00%	*	1.92%	3/26/2013
Fund - Class R6: QICRX	-8.68%		-10.14%	7/10/2014

MSCI Daily TR Net World Ex USA Index**	-10.14%

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 1.30%, 1.77% and 1.26%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

*	Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at 9/30/2015 for financial reporting purposes, and as a result, the net asset values for shareholder transactions and the total returns based on those net asset values differ from the adjusted net asset values and total returns for financial reporting.

AQR Funds	Annual Report	September 2015

Shareholder Letter (Unaudited)

AQR INTERNATIONAL MULTI-STYLE FUND

AQR INTERNATIONAL MULTI-STYLE FUND VS. MSCI DAILY TR NET WORLD EX USA INDEX** VALUE OF $10,000 INVESTED ON 3/26/2013

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

**	MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

AQR Funds	Annual Report	September 2015

Shareholder Letter (Unaudited)

AQR EMERGING MULTI-STYLE FUND

Cliff Asness

Managing & Founding Principal

Jacques Friedman

Principal

Ronen Israel

Principal

Andrea Frazzini

Principal

Dear Shareholder:

The AQR Emerging Multi-Style Fund (the “Fund”) invests in stocks of attractively valued large and mid-cap emerging countries’ companies that have positive momentum and strong profitability. The Fund’s investment universe is currently comprised of approximately the top 85% of stocks by market capitalization in 16 emerging countries. The Fund is not actively managed to outperform a growth, value or core benchmark. Rather, it seeks to provide systematic exposure to stocks that rank high on a combined score of Value, Momentum and Profitability styles.

For fiscal year 2015, the AQR Emerging Multi-Style Fund Class I shares returned -17.14% while its benchmark, the MSCI Daily TR Net Emerging Markets Index**, returned -19.28% over the period – resulting in a relative outperformance. The Fund’s outperformance was driven primarily by country selection and stock selection within sectors. Country selection to China contributed to positive returns in particular. The Fund’s performance was negatively impacted by stock selection within countries and sector selection.

At the close of fiscal 2015, the AQR Emerging Multi-Style Fund’s largest active positions include sector overweights to financials and utilities. As of year-end, the Fund is underweight consumer staples and consumer discretionary. Notable active positions also include country overweights to China and Taiwan with underweights to India and Mexico.

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2015 AQR EMERGING MULTI-STYLE FUND
	1 Year		Since Inception	Date of Inception
Fund - Class I: QEMLX	-17.14%		-12.96%	5/13/2014
Fund - Class N: QEMNX	-17.24%	*	-13.10%	5/13/2014
Fund - Class R6: QECRX	-17.06%		-17.59%	7/10/2014

MSCI Daily TR Net Emerging Markets Index**	-19.28%

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 3.26%, 3.51% and 2.69%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

*	Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at 9/30/2015 for financial reporting purposes, and as a result, the net asset values for shareholder transactions and the total returns based on those net asset values differ from the adjusted net asset values and total returns for financial reporting.

AQR Funds	Annual Report	September 2015

Shareholder Letter (Unaudited)

AQR EMERGING MULTI-STYLE FUND

AQR EMERGING MULTI-STYLE FUND VS. MSCI DAILY TR NET EMERGING MARKETS INDEX** VALUE OF $10,000 INVESTED ON 5/13/2014

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

**	MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

AQR Funds	Annual Report	September 2015

Shareholder Letter (Unaudited)

AQR TM LARGE CAP MULTI-STYLE FUND

Cliff Asness

Managing & Founding Principal

Andrea Frazzini

Principal

Jacques Friedman

Principal

Ronen Israel

Principal

Dear Shareholder:

The AQR TM Large Cap Multi-Style Fund (the “Fund”) invests in stocks of attractively valued U.S. large and mid-cap companies that have positive momentum and strong profitability. The Fund is not actively managed to outperform a growth, value or core benchmark. Rather, it seeks to provide systematic exposure to stocks that rank high on a combined score of Value, Momentum and Profitability styles. The Fund employs a tax management strategy which considers the potential impact of taxes on investment return.

Since inception (February 11, 2015), the AQR TM Large Cap Multi-Style Fund Class I shares returned -5.80% while its benchmark, the Russell 1000® Index Total Return, returned -6.11% over the period – resulting in a relative outperformance. The Fund’s outperformance was driven primarily by sector selection. Sector selection to energy contributed to positive returns in particular. The Fund’s performance was negatively impacted by stock selection within sectors.

At the close of fiscal 2015, the AQR TM Large Cap Multi-Style Fund’s largest active positions include sector overweights to financials and consumer discretionary. As of year-end, the Fund is underweight energy and health care.

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2015 AQR TM LARGE CAP MULTI-STYLE FUND
	Since Inception	Date of Inception
Fund - Class I: QTLLX	-5.80%	2/11/2015
Fund - Class N: QTLNX	-6.00%	2/11/2015
Fund - Class R6: QTLRX	-5.80%	2/11/2015

Russell 1000® Index Total Return	-6.11%

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 0.75%, 1.00% and 0.65%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2015

Shareholder Letter (Unaudited)

AQR TM LARGE CAP MULTI-STYLE FUND

AQR TM LARGE CAP MULTI-STYLE FUND VS. RUSSELL 1000® INDEX TOTAL RETURN VALUE OF $10,000 INVESTED ON 2/11/2015

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

AQR Funds	Annual Report	September 2015

Shareholder Letter (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

Cliff Asness

Managing & Founding Principal

Andrea Frazzini

Principal

Jacques Friedman

Principal

Ronen Israel

Principal

Dear Shareholder:

The AQR TM Small Cap Multi-Style Fund (the “Fund”) invests in stocks of attractively valued U.S. small-cap companies that have positive momentum and strong profitability. The Fund is not actively managed to outperform a growth, value or core benchmark. Rather, it seeks to provide systematic exposure to stocks that rank high on a combined score of Value, Momentum and Profitability styles. The Fund employs a tax management strategy which considers the potential impact of taxes on investment return.

Since inception (February 11, 2015), the AQR TM Small Cap Multi-Style Fund Class I shares returned -7.90% while its benchmark, the Russell 2000® Total Return Index, returned -7.57% over the period – resulting in a relative underperformance. The Fund’s underperformance was driven primarily by stock selection within sectors. Stock selection within information technology and within consumer discretionary contributed to negative returns in particular. The Fund’s performance was positively impacted by sector selection.

At the close of fiscal 2015, the AQR TM Small Cap Multi-Style Fund’s largest active positions include sector overweights to consumer discretionary and information technology. As of year-end, the Fund is underweight health care and financials.

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2015 AQR TM SMALL CAP MULTI-STYLE FUND
	Since Inception	Date of Inception
Fund - Class I: QSSLX	-7.90%	2/11/2015
Fund - Class N: QSSNX	-8.00%	2/11/2015
Fund - Class R6: QSSRX	-7.80%	2/11/2015

Russell 2000® Total Return Index	-7.57%

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 1.03%, 1.28% and 0.93%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2015

Shareholder Letter (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

AQR TM SMALL CAP MULTI-STYLE FUND VS. RUSSELL 2000® TOTAL RETURN INDEX VALUE OF $10,000 INVESTED ON 2/11/2015

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

AQR Funds	Annual Report	September 2015

Shareholder Letter (Unaudited)

AQR TM INTERNATIONAL MULTI-STYLE FUND

Cliff Asness

Managing & Founding Principal

Andrea Frazzini

Principal

Jacques Friedman

Principal

Ronen Israel

Principal

Dear Shareholder:

The AQR TM International Multi-Style Fund (the “Fund”) invests in stocks of attractively valued large and mid-cap non-U.S. companies that have positive momentum and strong profitability. The Fund is not actively managed to outperform a growth, value or core benchmark. Rather, it seeks to provide systematic exposure to stocks that rank high on a combined score of Value, Momentum and Profitability styles. The Fund employs a tax management strategy which considers the potential impact of taxes on investment return.

Since inception (February 11, 2015), the AQR TM International Multi-Style Fund Class I shares returned -6.00% while its benchmark, the MSCI Daily TR Net World Ex USA Index**, returned -7.42% over the period – resulting in a relative outperformance. The Fund’s outperformance was driven primarily by stock selection within countries. Country selection to Japan contributed to positive returns in particular. The Fund’s performance was negatively impacted by stock selection within Japan and within financials.

At the close of fiscal 2015, the AQR TM International Multi-Style Fund’s largest active positions include sector overweights to financials and consumer discretionary. As of year-end, the Fund is underweight health care and consumer staples. Notable active positions also include country overweights to Japan and Italy with underweights to Switzerland and the United Kingdom.

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2015 AQR TM INTERNATIONAL MULTI-STYLE FUND
	Since Inception	Date of Inception
Fund - Class I: QIMLX	-6.00%	2/11/2015
Fund - Class N: QIMNX	-6.10%	2/11/2015
Fund - Class R6: QIMRX	-5.90%	2/11/2015

MSCI Daily TR Net World Ex USA Index**	-7.42%

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 0.98%, 1.23% and 0.88%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2015

Shareholder Letter (Unaudited)

AQR TM INTERNATIONAL MULTI-STYLE FUND

AQR TM INTERNATIONAL MULTI-STYLE FUND VS. MSCI DAILY TR NET WORLD EX USA INDEX** VALUE OF $10,000 INVESTED ON 2/11/2015

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

**	MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

AQR Funds	Annual Report	September 2015

Shareholder Letter (Unaudited)

AQR TM EMERGING MULTI-STYLE FUND

Cliff Asness

Managing & Founding Principal

Andrea Frazzini

Principal

Jacques Friedman

Principal

Ronen Israel

Principal

Dear Shareholder:

The AQR TM Emerging Multi-Style Fund (the “Fund”) invests in stocks of attractively valued large and mid-cap emerging countries’ companies that have positive momentum and strong profitability. The Fund’s investment universe is currently comprised of approximately the top 85% of stocks by market capitalization in 16 emerging countries. The Fund is not actively managed to outperform a growth, value or core benchmark. Rather, it seeks to provide systematic exposure to stocks that rank high on a combined score of Value, Momentum and Profitability styles. The Fund employs a tax management strategy which considers the potential impact of taxes on investment return.

Since inception (February 11, 2015), the AQR TM Emerging Multi-Style Fund Class I shares returned -16.90% while its benchmark, the MSCI Daily TR Net Emerging Markets Index**, returned -16.01% over the period – resulting in a relative underperformance. The Fund’s underperformance was driven primarily by stock selection within countries and sector selection. Stock selection within Taiwan and within India contributed to negative returns in particular. The Fund’s performance was positively impacted by country selection.

At the close of fiscal 2015, the AQR TM Emerging Multi-Style Fund’s largest active positions include sector overweights to financials and utilities. As of year-end, the Fund is underweight consumer staples and consumer discretionary. Notable active positions also include country overweights to China and Taiwan with underweights to India and Mexico.

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2015 AQR TM EMERGING MULTI-STYLE FUND
	Since Inception	Date of Inception
Fund - Class I: QTELX	-16.90%	2/11/2015
Fund - Class N: QTENX	-17.00%	2/11/2015
Fund - Class R6: QTERX	-16.80%	2/11/2015

MSCI Daily TR Net Emerging Markets Index**	-16.01%

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 1.18%, 1.43% and 1.08%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2015

Shareholder Letter (Unaudited)

AQR TM EMERGING MULTI-STYLE FUND

AQR TM EMERGING MULTI-STYLE FUND VS. MSCI DAILY TR NET EMERGING MARKETS INDEX** VALUE OF $10,000 INVESTED ON 2/11/2015

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

**	MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

AQR Funds	Annual Report	September 2015

Shareholder Letter (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND

Cliff Asness

Managing & Founding Principal

Jacques Friedman

Principal

Ronen Israel

Principal

Lars Nielsen

Principal

Andrea Frazzini

Principal

Dear Shareholder:

The AQR Large Cap Momentum Style Fund (the “Fund”) invests in stocks of large and mid-cap U.S. companies with positive momentum. The Fund is not actively managed to outperform a growth, value or core benchmark. Rather, it seeks to provide systematic exposure to stocks that share the common characteristic of positive momentum.

For fiscal year 2015, the AQR Large Cap Momentum Style Fund Class I shares returned 0.18% while its benchmark, the Russell 1000® Index Total Return, returned -0.61% over the period – resulting in a relative outperformance. The Fund’s outperformance was driven primarily by sector selection. Sector selection to energy contributed to positive returns in particular. The Fund’s performance was negatively impacted by stock selection within sectors.

At the close of fiscal 2015, the AQR Large Cap Momentum Style Fund’s largest active positions include sector overweights to consumer discretionary and health care. As of year-end, the Fund is underweight energy and financials.

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2015 AQR LARGE CAP MOMENTUM STYLE FUND
	1 Year	3 Year	5 Year	Since Inception	Date of Inception
Fund - Class I: AMOMX	0.18%	12.58%	12.70%	15.39%	7/9/2009
Fund - Class N: AMONX	-0.10%	na	na	13.57%	12/17/2012
Fund - Class R6: QMORX	0.28%	na	na	0.19%	7/10/2014

Russell 1000® Index Total Return	-0.61%

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 0.40%, 0.68% and 0.33%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2015

Shareholder Letter (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND

AQR LARGE CAP MOMENTUM STYLE FUND VS. RUSSELL 1000® INDEX TOTAL RETURN VALUE OF $10,000 INVESTED ON 7/9/2009

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

AQR Funds	Annual Report	September 2015

Shareholder Letter (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

Cliff Asness

Managing & Founding Principal

Jacques Friedman

Principal

Ronen Israel

Principal

Lars Nielsen

Principal

Andrea Frazzini

Principal

Dear Shareholder:

The AQR Small Cap Momentum Style Fund (the “Fund”) invests in stocks of small-cap U.S. companies with positive momentum. The Fund’s investment universe is comprised of U.S. companies smaller than the 1000th largest and larger than the 3000th largest company by market capitalization. The Fund is not actively managed to outperform a growth, value or core benchmark. Rather, it seeks to provide systematic exposure to stocks that share the common characteristic of positive momentum.

For fiscal year 2015, the AQR Small Cap Momentum Style Fund Class I shares returned 1.17% while its benchmark, the Russell 2000® Total Return Index, returned 1.25% over the period – resulting in a relative underperformance. The Fund’s underperformance was driven primarily by stock selection within sectors. Stock selection within information technology and within health care contributed to negative returns in particular. The Fund’s performance was positively impacted by sector selection.

At the close of fiscal 2015, the AQR Small Cap Momentum Style Fund’s largest active positions include sector overweights to health care and consumer discretionary. As of year-end, the Fund is underweight financials and energy.

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2015 AQR SMALL CAP MOMENTUM STYLE FUND
	1 Year	3 Year	5 Year	Since Inception	Date of Inception
Fund - Class I: ASMOX	1.17%	12.09%	13.26%	15.78%	7/9/2009
Fund - Class N: ASMNX	0.89%	na	na	12.87%	12/17/2012
Fund - Class R6: QSMRX	1.25%	na	na	-2.66%	7/10/2014

Russell 2000® Total Return Index	1.25%

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 0.67%, 1.03% and 0.62%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2015

Shareholder Letter (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

AQR SMALL CAP MOMENTUM STYLE FUND VS. RUSSELL 2000® TOTAL RETURN INDEX VALUE OF $10,000 INVESTED ON 7/9/2009

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

AQR Funds	Annual Report	September 2015

Shareholder Letter (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND

Cliff Asness

Managing & Founding Principal

Jacques Friedman

Principal

Ronen Israel

Principal

Lars Nielsen

Principal

Andrea Frazzini

Principal

Dear Shareholder:

The AQR International Momentum Style Fund (the “Fund”) invests in stocks of non-U.S. companies with positive momentum. The Fund’s investment universe is comprised of approximately the top 85% of stocks by market capitalization of each of the 20 major developed markets outside the U.S. The Fund is not actively managed to outperform a growth, value or core benchmark. Rather, it seeks to provide systematic exposure to stocks that share the common characteristic of positive momentum.

For fiscal year 2015, the AQR International Momentum Style Fund Class I shares returned -8.40% while its benchmark, the MSCI Daily TR Net World Ex USA Index**, returned -10.14% over the period – resulting in a relative outperformance. The Fund’s outperformance was driven primarily by sector selection and stock selection within countries. Stock selection within the United Kingdom and within Canada contributed to positive returns in particular. The Fund’s performance was negatively impacted by stock selection within sectors.

At the close of fiscal 2015, the AQR International Momentum Style Fund’s largest active positions include sector overweights to consumer discretionary and telecommunication services. As of year-end, the Fund is underweight energy and financials. Notable active positions also include country overweights to Japan and Netherlands with underweights to the United Kingdom and Switzerland.

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2015 AQR INTERNATIONAL MOMENTUM STYLE FUND
	1 Year	3 Year	5 Year	Since Inception	Date of Inception
Fund - Class I: AIMOX	-8.40%	3.92%	3.08%	6.81%	7/9/2009
Fund - Class N: AIONX	-8.62%	na	na	2.33%	12/17/2012
Fund - Class R6: QIORX	-8.24%	na	na	-9.73%	7/10/2014

MSCI Daily TR Net World Ex USA Index**	-10.14%

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 0.61%, 0.90% and 0.54%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2015

Shareholder Letter (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND

AQR INTERNATIONAL MOMENTUM STYLE FUND VS. MSCI DAILY TR NET WORLD EX USA INDEX** VALUE OF $10,000 INVESTED ON 7/9/2009

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

**	MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

AQR Funds	Annual Report	September 2015

Shareholder Letter (Unaudited)

AQR EMERGING MOMENTUM STYLE FUND

Cliff Asness

Managing & Founding Principal

Jacques Friedman

Principal

Ronen Israel

Principal

Lars Nielsen

Principal

Andrea Frazzini

Principal

Dear Shareholder:

The AQR Emerging Momentum Style Fund (the “Fund”) invests in stocks of emerging market companies with positive momentum. The Fund is not actively managed to outperform a growth, value or core benchmark. Rather, it seeks to provide systematic exposure to stocks that share the common characteristic of positive momentum.

For fiscal year 2015, the AQR Emerging Momentum Style Fund Class I shares returned -16.45% while its benchmark, the MSCI Daily TR Net Emerging Markets Index**, returned -19.28% over the period – resulting in a relative outperformance. The Fund’s outperformance was driven primarily by country selection and sector selection. Country selection to China contributed to positive returns in particular. The Fund’s performance was negatively impacted by stock selection within countries.

At the close of fiscal 2015, the AQR Emerging Momentum Style Fund’s largest active positions include sector overweights to financials and industrials. As of year-end, the Fund is underweight energy and information technology. Notable active positions also include country overweights to China and South Africa with underweights to India and South Korea.

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2015 AQR EMERGING MOMENTUM STYLE FUND
	1 Year	Since Inception	Date of Inception
Fund - Class I: QEMLX	-16.45%	-12.05%	5/13/2014
Fund - Class N: QEMNX	-16.72%	-12.32%	5/13/2014
Fund - Class R6: QEMRX	-16.34%	-17.63%	7/10/2014

MSCI Daily TR Net Emerging Markets Index**	-19.28%

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 3.96%, 4.11% and 3.66%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2015

Shareholder Letter (Unaudited)

AQR EMERGING MOMENTUM STYLE FUND

AQR EMERGING MOMENTUM STYLE FUND VS. MSCI DAILY TR NET EMERGING MARKETS INDEX** VALUE OF $10,000 INVESTED ON 5/13/2014

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

**	MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

AQR Funds	Annual Report	September 2015

Shareholder Letter (Unaudited)

AQR TM LARGE CAP MOMENTUM STYLE FUND

Cliff Asness

Managing & Founding Principal

Jacques Friedman

Principal

Ronen Israel

Principal

Lars Nielsen

Principal

Andrea Frazzini

Principal

Dear Shareholder:

The AQR TM Large Cap Momentum Style Fund (the “Fund”) invests in stocks of large and mid-cap U.S. companies with positive momentum. The Fund’s investment universe is comprised of the 1000 largest U.S. companies by market capitalization. The Fund employs a tax management strategy which considers the potential impact of taxes on investment return.

For fiscal year 2015, the AQR TM Large Cap Momentum Style Fund Class I shares returned -0.16% while its benchmark, the Russell 1000® Index Total Return, returned -0.61% over the period – resulting in a relative outperformance. The Fund’s outperformance was driven primarily by sector selection. Sector selection to energy contributed to positive returns in particular. The Fund’s performance was negatively impacted by stock selection within sectors.

At the close of fiscal 2015, the AQR TM Large Cap Momentum Style Fund’s largest active positions include sector overweights to consumer discretionary and health care. As of year-end, the Fund is underweight energy and financials.

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2015 AQR TM LARGE CAP MOMENTUM STYLE FUND
	1 Year	3 Year	Since Inception	Date of Inception
Fund - Class I: ATMOX	-0.16%	12.85%	14.37%	1/27/2012
Fund - Class N: ATMNX	-0.39%	na	13.75%	12/17/2012
Fund - Class R6: QTMRX	-0.09%	na	0.55%	7/10/2014

Russell 1000® Index Total Return	-0.61%

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 0.49%, 1.40% and 0.47%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2015

Shareholder Letter (Unaudited)

AQR TM LARGE CAP MOMENTUM STYLE FUND

AQR TM LARGE CAP MOMENTUM STYLE FUND VS. RUSSELL 1000® INDEX TOTAL RETURN VALUE OF $10,000 INVESTED ON 1/27/2012

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

AQR Funds	Annual Report	September 2015

Shareholder Letter (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

Cliff Asness

Managing & Founding Principal

Jacques Friedman

Principal

Ronen Israel

Principal

Lars Nielsen

Principal

Andrea Frazzini

Principal

Dear Shareholder:

The AQR TM Small Cap Momentum Style Fund (the “Fund”) invests in stocks of small-cap U.S. companies with positive momentum. The Fund’s investment universe is comprised of U.S. companies smaller than the 1000th largest and larger than the 3000th largest company by market capitalization. The Fund employs a tax management strategy which considers the potential impact of taxes on investment return.

For fiscal year 2015, the AQR TM Small Cap Momentum Style Fund Class I shares returned 2.13% while its benchmark, the Russell 2000® Total Return Index, returned 1.25% over the period – resulting in a relative outperformance. The Fund’s outperformance was driven primarily by sector selection. Sector selection to energy and to health care contributed to positive returns in particular. The Fund’s performance was negatively impacted by stock selection within sectors.

At the close of fiscal 2015, the AQR TM Small Cap Momentum Style Fund’s largest active positions include sector overweights to health care and information technology. As of year-end, the Fund is underweight financials and industrials.

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2015 AQR TM SMALL CAP MOMENTUM STYLE FUND
	1 Year	3 Year	Since Inception	Date of Inception
Fund - Class I: ATSMX	2.13%	12.03%	12.70%	1/27/2012
Fund - Class N: ATSNX	1.90%	na	12.63%	12/17/2012
Fund - Class R6: QTSRX	2.23%	na	-2.13%	7/10/2014

Russell 2000® Total Return Index	1.25%

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 1.56%, 2.39% and 1.60%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2015

Shareholder Letter (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

AQR TM SMALL CAP MOMENTUM STYLE FUND VS. RUSSELL 2000® TOTAL RETURN INDEX VALUE OF $10,000 INVESTED ON 1/27/2012

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

AQR Funds	Annual Report	September 2015

Shareholder Letter (Unaudited)

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

Cliff Asness

Managing & Founding Principal

Jacques Friedman

Principal

Ronen Israel

Principal

Lars Nielsen

Principal

Andrea Frazzini

Principal

Dear Shareholder:

The AQR TM International Momentum Style Fund (the “Fund”) invests in stocks of large and mid-cap non-U.S. companies with positive momentum. The Fund’s investment universe is comprised of approximately the top 85% of stocks by market capitalization of each of the 20 major developed markets outside the U.S. The Fund is not actively managed to outperform a growth, value or core benchmark. Rather, it seeks to provide systematic exposure to stocks that share the common characteristic of positive momentum. The Fund employs a tax management strategy which considers the potential impact of taxes on investment return.

For fiscal year 2015, the AQR TM International Momentum Style Fund Class I shares returned -8.36% while its benchmark, the MSCI Daily TR Net World Ex USA Index**, returned -10.14% over the period – resulting in a relative outperformance. The Fund’s outperformance was driven primarily by sector selection and stock selection within countries. Stock selection within Canada and within the United Kingdom contributed to positive returns in particular. The Fund’s performance was negatively impacted by stock selection within sectors.

At the close of fiscal 2015, the AQR TM International Momentum Style Fund’s largest active positions include sector overweights to consumer discretionary and information technology. As of year-end, the Fund is underweight energy and financials. Notable active positions also include country overweights to Japan and Netherlands with underweights to the United Kingdom and Switzerland.

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2015 AQR TM INTERNATIONAL MOMENTUM STYLE FUND
	1 Year	3 Year	Since Inception	Date of Inception
Fund - Class I: ATIMX	-8.36%	4.64%	6.07%	1/27/2012
Fund - Class N: ATNNX	-8.51%	na	3.05%	12/17/2012
Fund - Class R6: QTIRX	-8.25%	na	-9.97%	7/10/2014

MSCI Daily TR Net World Ex USA Index**	-10.14%

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 0.78%, 1.79% and 0.81%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2015

Shareholder Letter (Unaudited)

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

AQR TM INTERNATIONAL MOMENTUM STYLE FUND VS. MSCI DAILY TR NET WORLD EX USA INDEX** VALUE OF $10,000 INVESTED ON 1/27/2012

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

**	MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

AQR Funds	Annual Report	September 2015

Shareholder Letter (Unaudited)

AQR LARGE CAP DEFENSIVE STYLE FUND

Jacques Friedman

Principal

Lars Nielsen

Principal

Andrea Frazzini

Principal

Hoon Kim

Managing Director

Dear Shareholder:

The AQR Large Cap Defensive Style Fund (the “Fund”) pursues a defensive strategy in the U.S. market, meaning it seeks to participate in rising equity markets while mitigating downside risk in declining markets. To achieve this objective, the Fund invests in a broadly diversified set of large/mid-cap companies that we believe to be profitable, stable, low-risk businesses. Profitable and stable companies are identified through measures including profit margins, asset efficiency, leverage, and earnings variability. The Fund also favors lower beta stocks, which tend to be less sensitive to fluctuations in the overall economy and the stock market. We expect lower beta stocks to produce higher risk-adjusted returns than higher beta stocks over the long term.

For fiscal year 2015, the AQR Large Cap Defensive Style Fund Class I shares returned 9.13% while its benchmark, the Russell 1000® Index Total Return, returned -0.61% over the period – resulting in a relative outperformance. The Fund’s outperformance was driven primarily by stock selection within sectors and sector selection. Sector selection to energy contributed to positive returns in particular. The Fund’s performance was negatively impacted by sector selection to information technology and to financials.

At the close of fiscal 2015, the AQR Large Cap Defensive Style Fund’s largest active positions include sector overweights to consumer staples and utilities. As of year-end, the Fund is underweight information technology and energy.

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2015 AQR LARGE CAP DEFENSIVE STYLE FUND
	1 Year		3 Year	Since Inception	Date of Inception
Fund - Class I: AUEIX	9.13%		14.81%	14.81%	7/9/2012
Fund - Class N: AUENX	8.89%	*	14.54%	14.53%	7/9/2012
Fund - Class R6: QUERX	9.23%		na	8.12%	9/2/2014

Russell 1000® Index Total Return	-0.61%

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 0.42%, 0.72% and 0.39%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

*	Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at 9/30/2015 for financial reporting purposes, and as a result, the net asset values for shareholder transactions and the total returns based on those net asset values differ from the adjusted net asset values and total returns for financial reporting.

AQR Funds	Annual Report	September 2015

Shareholder Letter (Unaudited)

AQR LARGE CAP DEFENSIVE STYLE FUND

AQR LARGE CAP DEFENSIVE STYLE FUND VS. RUSSELL 1000® INDEX TOTAL RETURN VALUE OF $10,000 INVESTED ON 7/9/2012

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

AQR Funds	Annual Report	September 2015

Shareholder Letter (Unaudited)

AQR INTERNATIONAL DEFENSIVE STYLE FUND

Jacques Friedman

Principal

Lars Nielsen

Principal

Andrea Frazzini

Principal

Hoon Kim

Managing Director

Dear Shareholder:

The AQR International Defensive Style Fund (the “Fund”) pursues a defensive strategy in developed markets outside of the U.S., meaning it seeks to participate in rising equity markets while mitigating downside risk in declining markets. To achieve this objective, the Fund invests in a broadly diversified set of large/mid-cap companies that we believe to be profitable, stable, low-risk businesses. Profitable and stable companies are identified through measures including profit margins, asset efficiency, leverage, and earnings variability. The Fund also favors lower beta stocks, which tend to be less sensitive to fluctuations in the overall economy and the stock market. We expect lower beta stocks to produce higher risk-adjusted returns than higher beta stocks over the long term.

For fiscal year 2015, the AQR International Defensive Style Fund Class I shares returned -6.89% while its benchmark, the MSCI Daily TR Net World Ex USA Index**, returned -10.14% over the period – resulting in a relative outperformance. The Fund’s outperformance was driven primarily by stock selection within countries and sector selection. Stock selection within Canada and within the United Kingdom contributed to positive returns in particular. The Fund’s performance was negatively impacted by country selection.

At the close of fiscal 2015, the AQR International Defensive Style Fund’s largest active positions include sector overweights to consumer staples and utilities. As of year-end, the Fund is underweight financials. Notable active positions also include country overweights to Australia and Canada with underweights to the United Kingdom and Germany.

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2015 AQR INTERNATIONAL DEFENSIVE STYLE FUND
	1 Year	3 Year	Since Inception	Date of Inception
Fund - Class I: ANDIX	-6.89%	3.79%	5.56%	7/9/2012
Fund - Class N: ANDNX	-7.15%	3.50%	5.28%	7/9/2012
Fund - Class R6: ANDRX	-6.78%	na	-10.67%	9/2/2014

MSCI Daily TR Net World Ex USA Index**	-10.14%

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 1.12%, 1.73% and 1.15%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2015

Shareholder Letter (Unaudited)

AQR INTERNATIONAL DEFENSIVE STYLE FUND

AQR INTERNATIONAL DEFENSIVE STYLE FUND VS. MSCI DAILY TR NET WORLD EX USA INDEX** VALUE OF $10,000 INVESTED ON 7/9/2012

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

**	MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

AQR Funds	Annual Report	September 2015

Shareholder Letter (Unaudited)

AQR EMERGING DEFENSIVE STYLE FUND

Jacques Friedman

Principal

Lars Nielsen

Principal

Andrea Frazzini

Principal

Hoon Kim

Managing Director

Dear Shareholder:

The AQR Emerging Defensive Style Fund (the “Fund”) pursues a defensive strategy in emerging markets, meaning it seeks to participate in rising equity markets while mitigating downside risk in declining markets. To achieve this objective, the Fund invests in a broadly diversified set of large/mid-cap companies that we believe to be profitable, stable, low-risk businesses. Profitable and stable companies are identified through measures including profit margins, asset efficiency, leverage, and earnings variability. The Fund also favors lower beta stocks, which tend to be less sensitive to fluctuations in the overall economy and the stock market. We expect lower beta stocks to produce higher risk-adjusted returns than higher beta stocks over the long term.

For fiscal year 2015, the AQR Emerging Defensive Style Fund Class I shares returned -20.07% while its benchmark, the MSCI Daily TR Net Emerging Markets Index**, returned -19.28% over the period – resulting in a relative underperformance. The Fund’s underperformance was driven primarily by country selection and stock selection within sectors. Country selection to China and to Malaysia contributed to negative returns in particular. The Fund’s performance was positively impacted by stock selection within countries and sector selection.

At the close of fiscal 2015, the AQR Emerging Defensive Style Fund’s largest active positions include sector overweights to consumer staples and telecommunication services. As of year-end, the Fund is underweight information technology and financials. Notable active positions also include country overweights to Malaysia and Mexico with underweights to China and India.

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2015 AQR EMERGING DEFENSIVE STYLE FUND
	1 Year	3 Year	Since Inception (7/9/2012)	Date of Inception
Fund - Class I: AZEIX	-20.07%	-6.63%	-4.81%	7/9/2012
Fund - Class N: AZENX	-20.19%	-6.85%	-5.01%	7/9/2012
Fund - Class R6: AZERX	-19.96%	na	-23.36%	9/2/2014

MSCI Daily TR Net Emerging Markets Index**	-19.28%

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 1.12%, 1.55% and 1.30%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2015

Shareholder Letter (Unaudited)

AQR EMERGING DEFENSIVE STYLE FUND

AQR EMERGING DEFENSIVE STYLE FUND VS. MSCI DAILY TR NET EMERGING MARKETS INDEX** VALUE OF $10,000 INVESTED ON 7/9/2012

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

**	MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

AQR Funds	Annual Report	September 2015

Shareholder Letter (Unaudited)

AQR GLOBAL EQUITY FUND

Cliff Asness

Managing & Founding Principal

Ronen Israel

Principal

Oktay Kurbanov

Principal

John Liew

Founding Principal

Lars Nielsen

Principal

Dear Shareholder:

The AQR Global Equity Fund (the “Fund”) is actively managed, and it seeks to outperform its benchmark in three ways: by selecting stocks within each country, and by using futures, swaps and forward contracts to over-and-under-weight countries and currencies relative to the benchmark.

For fiscal year 2015, global equity markets struggled, with the MSCI Daily TR Net World Index** returning -5.09%. The AQR Global Equity Fund Class I shares returned -1.64% over this period, outperforming its benchmark by 3.45%.

The stock selection strategies outperformed in fiscal year 2015, with positive contributions from both stock selection within industries and industry selection. Stock selection within industrials was a notable positive contributor, while stock selection within consumer discretionary detracted. At the close of fiscal year 2015, the Fund’s largest active stock selection positions included sector overweights to health care and to consumer discretionary and underweights to energy and to information technology.

Within Europe, industry momentum, stability and indirect momentum were the largest contributors to returns, while valuation and industry valuation themes underperformed. Tactically, the Fund is underweight value in all major regions.

The country selection strategy contributed positively to Fund performance in fiscal year 2015. Thematically, value performed well but was mostly offset by poor performance from momentum.

The largest contributor was the Fund’s underweight position to US equities, driven by value. The anticipation of possible Fed tightening weighed on US equities.

The largest detractor was the fund’s overweight positon in Germany, driven by value. German equities outperformed early in 2015 with the European Central Bank’s announcement of its quantitative easing program, but underperformed later in 2015 when the Fund’s position size was larger, as a stronger euro pressured the export heavy German index.

The currency selection strategy contributed positively to Fund performance in fiscal year 2015. Strong performance from momentum was partially offset by weak performance from carry. Value contributed slightly to performance as well.

The largest contributor was the Fund’s overweight position to the Japanese yen. After lagging for most of the period due to accommodative monetary policy, the yen performed strongly during the “risk off” environment stemming from Chinese growth concerns in the last 2 months of the period. The Fund held its largest overweight position during this time, driven by all model themes.

The strategy’s largest detractor was the underweight to the British pound, driven by value. The pound performed well due to a relatively hawkish central bank and good economic data.

AQR Funds	Annual Report	September 2015

Shareholder Letter (Unaudited)

AQR GLOBAL EQUITY FUND

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2015 AQR GLOBAL EQUITY FUND PERFORMANCE SINCE COMMENCEMENT OF OPERATIONS AS A MUTUAL FUND
	1 Year		3 Year	5 Year	Since Inception	Date of Inception
Fund - Class I: AQGIX	-1.64%		10.85%	9.39%	8.89%	12/31/2009
Fund - Class N: AQGNX	-1.86%		10.58%	9.10%	8.59%	12/31/2009
Fund - Class R6: AQGRX	-1.36%	*	na	na	0.84%	1/8/2014
Fund - Class Y: AQGYX	-1.29%		11.33%	9.83%	9.35%	12/31/2009

MSCI Daily TR Net World Index**	-5.09%

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Class Y shares are subject to a 0.10% redemption fees. If reflected, the redemption fee would reduce the performance quoted. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/Y/R6 shares are 1.14%, 1.59%, 0.54% and 0.73%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

*	Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at 9/30/2015 for financial reporting purposes, and as a result, the net asset values for shareholder transactions and the total returns based on those net asset values differ from the adjusted net asset values and total returns for financial reporting.

AQR GLOBAL EQUITY FUND VS. MSCI DAILY TR NET WORLD INDEX** VALUE OF $10,000 INVESTED ON 12/31/2009

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

**	MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

AQR Funds	Annual Report	September 2015

Shareholder Letter (Unaudited)

AQR GLOBAL EQUITY FUND

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2015 AQR GLOBAL EQUITY FUND PERFORMANCE SINCE INCEPTION OF PREDECESSOR LIMITED PARTNERSHIP
	1 Year		3 Year	5 Year	Since Inception	Date of Inception
Fund - Class I: AQGIX	-1.64%		10.85%	9.39%	4.24%	6/30/2006
Fund - Class N: AQGNX	-1.86%		10.58%	9.10%	3.92%	6/30/2006
Fund - Class R6: AQGRX	-1.36%	*	na	na	0.84%	1/08/2014
Fund - Class Y: AQGYX	-1.29%		11.33%	9.83%	4.65%	6/30/2006

MSCI Daily TR Net World Index**	-5.09%

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Class Y shares are subject to a 0.10% redemption fees. If reflected, the redemption fee would reduce the performance quoted. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio Fund’s Class I/N/Y/R6 shares are 1.14%, 1.59%, 0.54% and 0.73%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

*	Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at 9/30/2015 for financial reporting purposes, and as a result, the net asset values for shareholder transactions and the total returns based on those net asset values differ from the adjusted net asset values and total returns for financial reporting.

AQR GLOBAL EQUITY FUND VS. MSCI DAILY TR NET WORLD INDEX** VALUE OF $10,000 INVESTED ON 6/30/2006

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

**	MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

AQR Funds	Annual Report	September 2015

Shareholder Letter (Unaudited)

AQR INTERNATIONAL EQUITY FUND

Cliff Asness

Managing & Founding Principal

Ronen Israel

Principal

Oktay Kurbanov

Principal

John Liew

Founding Principal

Lars Nielsen

Principal

Dear Shareholder:

The AQR International Equity Fund (the “Fund”) is actively managed, and it seeks to outperform its benchmark in three ways: by selecting stocks within each country, and by using futures, swaps and forward contracts to over-and-under-weight countries and currencies relative to the benchmark.

For fiscal year 2015, international equity markets struggled, with the MSCI Daily TR Net EAFE Index** returning -8.66%. The AQR International Equity Fund Class I shares returned -4.79% over this period, outperforming its benchmark by 3.87%.

The stock selection strategies outperformed in fiscal year 2015, with positive contributions from both stock selection within industries and industry selection. Stock selection within industrials and consumer discretionary were notable positive contributors, while stock selection within financials and utilities detracted. At the close of fiscal 2015, the Fund’s largest active stock selection positions included sector overweights to health care and to consumer discretionary and underweights to materials and to energy.

Within Europe, industry momentum, stability and indirect momentum were the largest contributors to returns, while valuation and industry valuation themes underperformed. Tactically, the Fund is underweight value in all major regions.

The country selection strategy contributed positively to Fund performance in fiscal year 2015. Thematically, value performed well, mostly offset by poor performance from momentum.

The largest contributor was the Fund’s underweight to Switzerland equities, driven by value. The Swiss equity underweight benefited greatly in January when the Swiss National Bank removed its long standing cap on the strength of the currency, pressuring the local equity market.

The largest detractor was the fund’s overweight positon in Germany, driven by value. German equities outperformed early in 2015 with the European Central Bank’s announcement of its quantitative easing program, but underperformed later in 2015 when the Fund’s position size was larger, as a stronger euro pressured the export heavy German index.

The currency selection strategy contributed positively to Fund performance in fiscal year 2015. Strong performance from momentum was partially offset by weak performance from carry. Value contributed slightly to performance as well.

The largest contributor was the Fund’s overweight position to the Japanese yen. After lagging for most of the period due to accommodative monetary policy, the yen performed strongly during the “risk off” environment stemming from Chinese growth concerns in the last two months of the period. The Fund held its largest overweight position during this time, driven by all model themes.

The strategy’s largest detractor was the underweight to the British pound, driven by value. The pound performed well due to a relatively hawkish central bank and good economic data.

AQR Funds	Annual Report	September 2015

Shareholder Letter (Unaudited)

AQR INTERNATIONAL EQUITY FUND

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2015 AQR INTERNATIONAL EQUITY FUND PERFORMANCE SINCE COMMENCEMENT OF OPERATIONS AS A MUTUAL FUND
	1 Year	3 Year	5 Year	Since Inception	Date of Inception
Fund - Class I: AQIIX	-4.79%	7.28%	4.72%	4.66%	9/29/2009
Fund - Class N: AQINX	-4.99%	6.92%	4.35%	4.35%	9/29/2009
Fund - Class R6: AQIRX	-4.59%	na	na	-5.06%	1/8/2014
Fund - Class Y: AQIYX	-4.35%	7.67%	5.11%	5.25%	8/28/2009

MSCI Daily TR Net EAFE Index**	-8.66%

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Class Y shares are subject to a 0.10% redemption fees. If reflected, the redemption fee would reduce the performance quoted. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/Y/R6 shares are 0.90%, 1.23%, 0.54% and 0.74%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR INTERNATIONAL EQUITY FUND VS. MSCI DAILY TR NET EAFE INDEX** VALUE OF $10,000 INVESTED ON 9/29/2009

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

**	MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

AQR Funds	Annual Report	September 2015

Shareholder Letter (Unaudited)

AQR INTERNATIONAL EQUITY FUND

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2015 AQR INTERNATIONAL EQUITY FUND PERFORMANCE SINCE INCEPTION OF PREDECESSOR LIMITED PARTNERSHIP
	1 Year	3 Year	5 Year	10 Year	Since Inception	Date of Inception
Fund - Class I: AQIIX	-4.79%	7.28%	4.72%	3.18%	5.33%	7/31/2004
Fund - Class N: AQINX	-4.99%	6.92%	4.35%	2.85%	4.99%	7/31/2004
Fund - Class R6: AQIRX	-4.59%	na	na	na	-5.06%	1/08/2014
Fund - Class Y: AQIYX	-4.35%	7.67%	5.11%	3.55%	5.70%	7/31/2004

MSCI Daily TR Net EAFE Index**	-8.66%

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Class Y shares are subject to a 0.10% redemption fees. If reflected, the redemption fee would reduce the performance quoted. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/Y/R6 shares are 0.90%, 1.23%, 0.54% and 0.74%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR INTERNATIONAL EQUITY FUND VS. MSCI DAILY TR NET EAFE INDEX** VALUE OF $10,000 INVESTED ON 7/31/2004

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

**	MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

AQR Funds	Annual Report	September 2015

Shareholder Letter (Unaudited)

DEFINITIONS:

Bearish: A belief that a particular security, sector or the overall market will fall.

Beta: is a measure of volatility of a security or portfolio in comparison to an index or the market as a whole. A beta of 1.0 means the security or portfolio will generally move in tandem with the index or market it is being compared to. A beta greater than 1.0 means the security or portfolio will be more volatile and a beta less than 1.0 means the security or portfolio will be less volatile than the index or market it is being compared to.

Bullish: A belief that a particular security, sector or the overall market will rise.

Bund: Is the German equivalent of a U.S. Treasury Bond.

Carry: The return obtained from holding an asset (if positive), or the cost of holding it (if negative).

Correlation: is computed into what is known as the correlation coefficient, which ranges between -1 and +1. Perfect positive correlation (+1) implies that as one security moves, either up or down, the other security will move in lockstep, in the same direction. Alternatively, perfect negative correlation (-1) means that if one security moves in either direction the security that is perfectly negatively correlated will move in the opposite direction. If the correlation is 0, the movements of the securities are said to have no correlation; they are completely random.

Credit: This strategy purchases attractively priced securities on a hedged basis, typically around event induced capital flows.

Excess Returns: Returns in excess of a Fund’s benchmark.

Futures and Forwards contracts: A financial contract obligating the buyer to purchase an asset (or the seller to sell an asset) at a pre-determined future date and price.

Gilt: Is the U.K. equivalent of a U.S. Treasury Bond.

Industry-Neutral: An industry-neutral bet overweights stocks within an industry versus other stocks within the same industry.

Macroeconomics: is focused on the movement and trends of the whole economy as a whole, including changes such as unemployment, national income, rate of growth, GDP, inflation and price levels.

Momentum: An investment style wherein an asset is deemed to have positive momentum if it has performed well in the past relative to other assets in the same universe.

Profitability: An investment style wherein an asset as certain identifiable characteristics including, profit margin, asset efficiency, leverage and earnings variability.

Sharpe Ratio: is a ratio which measures risk-adjusted performance.

Tail Risk: The risk of larger or more frequent losses than would be expected if returns to an asset or portfolio followed a normal distribution.

The MSCI Daily TR Net EAFE Index**: is a free float-adjusted market capitalization index that is designed to measure the performance of equities in developed markets, excluding the United States and Canada. Indexes are unmanaged and one cannot invest directly in an index.

The MSCI Daily TR Net Emerging Markets Index**: is a free float-adjusted market capitalization index that is designed to measure the performance of equities in 23 global emerging markets. Indexes are unmanaged and one cannot invest directly in an index.

AQR Funds	Annual Report	September 2015

Shareholder Letter (Unaudited)

The MSCI Daily TR Net World Ex USA Index**: captures large and mid cap securities exhibiting overall growth style characteristics across 22 Developed Markets countries and 23 Emerging Markets countries. The growth investment style characteristics for index construction are defined using five variables: long-term forward EPS growth rate, short-term forward EPS growth rate, current internal growth rate and long-term historical EPS growth trend and long-term historical sales per share growth trend. Indexes are unmanaged and one cannot invest directly in an index.

The MSCI Daily TR Net World Index**: is a free float-adjusted market capitalization index that is designed to measure the performance of equities in developed markets, including the United States and Canada. Indexes are unmanaged and one cannot invest directly in an index.

The Russell 1000® Index Total Return: measures the performance of the large and mid-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000® Index Total Return represents approximately 90% of the U.S. market. Indexes are unmanaged and one cannot invest directly in an index.

The Russell 2000® Total Return Index: measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Total Return Index is a subset of the Russell 3000® Index representing approximately 8% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. Indexes are unmanaged and one cannot invest directly in an index.

Tracking Error: A measure of how closely a portfolio follows the index to which it is benchmarked. It measures the standard deviation of the difference between the portfolio and index returns.

Valuation: A process of determining the current worth of an asset or company.

Volatility: is a statistical measurement of up and down asset price fluctuations over time. If an asset has rapid dramatic price swings, its “volatility” will likely be relatively high. If prices are consistent and rarely change, “volatility” of that asset will likely be relatively low. “Volatility” can be measured as the standard deviation of an asset with a specific time horizon. It is often used to quantify the risk of such asset over a time period, typically expressed in annualized terms.

**	MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR LARGE CAP MULTI-STYLE FUND

COMMON STOCKS - 96.1%	SHARES	VALUE (Note 4)
Consumer Discretionary - 18.5%
Aaron’s, Inc.	8,646	$312,207
Advance Auto Parts, Inc.	18,757	3,555,014
Amazon.com, Inc. †	13,516	6,918,705
AMC Networks, Inc., Class A †	23,036	1,685,544
AutoNation, Inc. †	5,443	316,674
AutoZone, Inc. †	7,152	5,176,832
Bed Bath & Beyond, Inc. †	51,332	2,926,951
Best Buy Co., Inc.	121,149	4,497,051
Brinker International, Inc.	32,654	1,719,886
Brunswick Corp.	6,638	317,894
Cable One, Inc. †	2,357	988,573
Carnival Corp.	73,954	3,675,514
Carter’s, Inc.	18,434	1,670,858
Coach, Inc.	15,392	445,291
Comcast Corp., Class A	78,402	4,459,506
CST Brands, Inc.	20,197	679,831
Delphi Automotive PLC (United Kingdom)	16,568	1,259,831
Dick’s Sporting Goods, Inc.	34,859	1,729,355
Dillard’s, Inc., Class A	21,061	1,840,521
Dollar General Corp.	65,273	4,728,376
Dollar Tree, Inc. †	61,640	4,108,922
Domino’s Pizza, Inc.	16,968	1,831,017
DR Horton, Inc.	53,306	1,565,064
DSW, Inc., Class A	42,277	1,070,031
Expedia, Inc.	33,734	3,969,817
Foot Locker, Inc.	62,307	4,484,235
GameStop Corp., Class A	46,321	1,908,888
Gap, Inc./The	84,151	2,398,303
Gentex Corp.	121,518	1,883,529
GNC Holdings, Inc., Class A	36,670	1,482,201
Goodyear Tire & Rubber Co./The	115,500	3,387,615
Graham Holdings Co., Class B	3,662	2,112,974
Groupon, Inc. †	342,531	1,116,651
H&R Block, Inc.	66,146	2,394,485
Hanesbrands, Inc.	75,872	2,195,736
Harman International Industries, Inc.	16,648	1,598,042
Hasbro, Inc.	40,570	2,926,720
Home Depot, Inc./The	132,458	15,297,574
Interpublic Group of Cos., Inc./The	49,394	944,907
Jarden Corp. †	19,876	971,539
John Wiley & Sons, Inc., Class A	10,655	533,070
Kohl’s Corp.	61,904	2,866,774
L Brands, Inc.	62,621	5,644,031
Lear Corp.	36,456	3,965,684
Leggett & Platt, Inc.	43,218	1,782,742
Lowe’s Cos., Inc.	126,090	8,690,123
Macy’s, Inc.	74,193	3,807,585
Michaels Cos., Inc./The †	50,154	1,158,557
Mohawk Industries, Inc. †	14,395	2,616,867
Murphy USA, Inc. †	16,858	926,347
NIKE, Inc., Class B	92,080	11,323,078
Nordstrom, Inc.	40,067	2,873,205
NVR, Inc. †	1,067	1,627,410
O’Reilly Automotive, Inc. †	20,967	5,241,750
PVH Corp.	10,794	1,100,340
Ralph Lauren Corp.	7,000	827,120

	SHARES	VALUE (Note 4)
Consumer Discretionary - 18.5% (continued)
Ross Stores, Inc.	104,653	$5,072,531
Royal Caribbean Cruises Ltd.	17,235	1,535,466
Sally Beauty Holdings, Inc. †	66,483	1,578,971
Signet Jewelers Ltd.	4,700	639,811
Skechers U.S.A., Inc., Class A †	31,104	4,170,424
Staples, Inc.	240,991	2,826,824
Target Corp.	98,764	7,768,776
TEGNA, Inc.	122,180	2,735,610
Thor Industries, Inc.	10,577	547,889
Time Warner, Inc.	17,626	1,211,788
TJX Cos., Inc./The	75,286	5,376,926
Tractor Supply Co.	20,351	1,715,996
Ulta Salon Cosmetics & Fragrance, Inc. †	14,948	2,441,756
Urban Outfitters, Inc. †	24,039	706,266
Whirlpool Corp.	22,568	3,323,364
Williams-Sonoma, Inc.	23,147	1,767,273
Wyndham Worldwide Corp.	21,612	1,553,903

		206,510,921

Consumer Staples - 6.5%
Altria Group, Inc.	38,339	2,085,642
Archer-Daniels-Midland Co.	80,896	3,353,139
Bunge Ltd.	23,741	1,740,215
Clorox Co./The	15,370	1,775,696
ConAgra Foods, Inc.	58,741	2,379,598
Costco Wholesale Corp.	21,686	3,135,145
Coty, Inc., Class A	67,131	1,816,565
CVS Health Corp.	123,546	11,919,718
Dr Pepper Snapple Group, Inc.	56,874	4,495,890
Edgewell Personal Care Co.	14,702	1,199,683
Flowers Foods, Inc.	12,916	319,542
Hormel Foods Corp.	8,534	540,287
Ingredion, Inc.	16,327	1,425,510
Kroger Co./The	196,272	7,079,531
Molson Coors Brewing Co., Class B	21,908	1,818,802
Monster Beverage Corp. †	26,391	3,566,480
Nu Skin Enterprises, Inc., Class A	10,331	426,464
PepsiCo, Inc.	9,334	880,196
Pilgrim’s Pride Corp.	121,900	2,533,082
Pinnacle Foods, Inc.	46,536	1,948,928
Reynolds American, Inc.	25,570	1,131,984
Rite Aid Corp. †	378,940	2,300,166
Spectrum Brands Holdings, Inc.	7,400	677,174
Tyson Foods, Inc., Class A	56,881	2,451,571
Walgreens Boots Alliance, Inc.	106,419	8,843,419
Wal-Mart Stores, Inc.	21,546	1,397,043
Whole Foods Market, Inc.	14,691	464,970

		71,706,440

Energy - 1.5%
HollyFrontier Corp.	9,654	471,501
Marathon Petroleum Corp.	103,740	4,806,274
Newfield Exploration Co. †	17,000	559,300
PBF Energy, Inc., Class A	24,678	696,660
Tesoro Corp.	46,335	4,505,616
Valero Energy Corp.	91,220	5,482,322

		16,521,673

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR LARGE CAP MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Financials - 26.9%
ACE Ltd. (Switzerland)	13,040	$1,348,336
Aflac, Inc.	68,246	3,967,140
Alleghany Corp. †	6,229	2,915,857
Allied World Assurance Co. Holdings AG (Switzerland)	13,863	529,151
Allstate Corp./The	112,020	6,524,045
American Financial Group, Inc.	25,447	1,753,553
American International Group, Inc.	191,458	10,878,644
Ameriprise Financial, Inc.	41,336	4,510,998
AmTrust Financial Services, Inc.	52,852	3,328,619
Apartment Investment & Management Co., Class A REIT	23,900	884,778
Arch Capital Group Ltd. †	51,774	3,803,836
Aspen Insurance Holdings Ltd.	11,750	546,022
Associated Banc-Corp.	41,026	737,237
Assurant, Inc.	22,730	1,795,897
Assured Guaranty Ltd.	115,100	2,877,500
Axis Capital Holdings Ltd.	13,648	733,170
Bank of America Corp.	735,331	11,456,457
Bank of New York Mellon Corp./The	163,344	6,394,918
BB&T Corp.	62,401	2,221,476
Berkshire Hathaway, Inc., Class B †	113,613	14,815,135
BlackRock, Inc.	3,675	1,093,202
Capital One Financial Corp.	98,081	7,112,834
CBRE Group, Inc., Class A †	73,628	2,356,096
Cincinnati Financial Corp.	6,135	330,063
CIT Group, Inc.	24,034	962,081
Citigroup, Inc.	356,715	17,696,631
CNA Financial Corp.	18,096	632,093
Comerica, Inc.	13,445	552,589
Credit Acceptance Corp. †	7,508	1,478,100
Discover Financial Services	42,482	2,208,639
E*TRADE Financial Corp. †	36,377	957,806
East West Bancorp, Inc.	61,096	2,347,308
Endurance Specialty Holdings Ltd.	9,136	557,570
Everest Re Group Ltd.	28,512	4,942,270
Fifth Third Bancorp	96,094	1,817,137
First Republic Bank/CA	20,097	1,261,489
FNF Group	108,564	3,850,765
Goldman Sachs Group, Inc./The	59,461	10,331,943
Hanover Insurance Group, Inc./The	12,431	965,889
Hartford Financial Services Group, Inc./The	116,588	5,337,399
Huntington Bancshares, Inc.	435,109	4,612,155
Intercontinental Exchange, Inc.	3,631	853,249
Jones Lang LaSalle, Inc.	19,952	2,868,499
JPMorgan Chase & Co.	382,577	23,325,720
KeyCorp	185,824	2,417,570
Lincoln National Corp.	89,859	4,264,708
Macerich Co./The REIT	16,658	1,279,668
Markel Corp. †	1,073	860,396
Mercury General Corp.	15,300	772,803
MetLife, Inc.	161,589	7,618,921
Morgan Stanley	252,729	7,960,963
Nasdaq, Inc.	55,033	2,934,910
Navient Corp.	146,940	1,651,606
New York Community Bancorp, Inc.	63,232	1,141,970

	SHARES	VALUE (Note 4)
Financials - 26.9% (continued)
Northern Trust Corp.	5,431	$370,177
Old Republic International Corp.	20,626	322,591
PacWest Bancorp	7,644	327,240
PNC Financial Services Group, Inc./The	88,394	7,884,745
Popular, Inc.	19,407	586,674
Principal Financial Group, Inc.	61,389	2,906,155
Progressive Corp./The	172,208	5,276,453
Prudential Financial, Inc.	42,163	3,213,242
Raymond James Financial, Inc.	22,924	1,137,718
Regions Financial Corp.	154,411	1,391,243
Reinsurance Group of America, Inc.	26,454	2,396,468
RenaissanceRe Holdings Ltd.	6,457	686,508
State Street Corp.	64,122	4,309,640
SunTrust Banks, Inc.	143,666	5,493,788
SVB Financial Group †	5,253	606,932
Synovus Financial Corp.	52,107	1,542,367
Torchmark Corp.	23,755	1,339,782
Travelers Cos., Inc./The	83,758	8,336,434
Unum Group	48,178	1,545,550
US Bancorp	96,102	3,941,143
Validus Holdings Ltd.	61,525	2,772,932
Wells Fargo & Co.	519,729	26,688,084
White Mountains Insurance Group Ltd.	802	599,335
WR Berkley Corp.	61,390	3,337,774
XL Group PLC (Ireland)	21,801	791,812

		299,182,598

Health Care - 10.4%
Aetna, Inc.	60,766	6,648,408
Alexion Pharmaceuticals, Inc. †	4,575	715,484
AmerisourceBergen Corp.	37,789	3,589,577
Amgen, Inc.	78,838	10,904,872
Anthem, Inc.	45,249	6,334,860
Becton Dickinson and Co.	21,477	2,849,139
Biogen, Inc. †	1,178	343,752
Boston Scientific Corp. †	43,071	706,795
Cardinal Health, Inc.	15,482	1,189,327
Celgene Corp. †	5,559	601,317
Centene Corp. †	50,794	2,754,559
Community Health Systems, Inc. †	22,057	943,378
CR Bard, Inc.	9,200	1,714,052
Edwards Lifesciences Corp. †	26,560	3,776,035
Eli Lilly & Co.	4,621	386,732
Express Scripts Holding Co. †	31,051	2,513,889
Gilead Sciences, Inc.	154,078	15,128,919
HCA Holdings, Inc. †	75,827	5,865,977
Illumina, Inc. †	4,700	826,354
Laboratory Corp of America Holdings †	12,917	1,401,107
LifePoint Health, Inc. †	11,991	850,162
McKesson Corp.	4,525	837,261
MEDNAX, Inc. †	4,160	319,447
Pfizer, Inc.	537,440	16,880,990
Quest Diagnostics, Inc.	43,036	2,645,423
Quintiles Transnational Holdings, Inc. †	36,032	2,506,746
ResMed, Inc.	21,842	1,113,068
United Therapeutics Corp. †	14,414	1,891,693
UnitedHealth Group, Inc.	106,632	12,370,378
Universal Health Services, Inc., Class B	21,370	2,667,190

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR LARGE CAP MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Health Care - 10.4% (continued)
VCA, Inc. †	18,160	$956,124
Waters Corp. †	3,160	373,544
Zimmer Biomet Holdings, Inc.	20,381	1,914,387
Zoetis, Inc.	31,899	1,313,601

		115,834,547

Industrials - 9.1%
3M Co.	12,760	1,808,985
A. O. Smith Corp.	16,327	1,064,357
Acuity Brands, Inc.	8,010	1,406,396
ADT Corp./The	56,539	1,690,516
AGCO Corp.	31,168	1,453,364
Alaska Air Group, Inc.	51,318	4,077,215
AMERCO	2,743	1,079,288
American Airlines Group, Inc.	72,037	2,797,197
Avis Budget Group, Inc. †	27,741	1,211,727
Boeing Co./The	23,476	3,074,182
BWX Technologies, Inc.	12,929	340,809
CH Robinson Worldwide, Inc.	25,876	1,753,875
Cintas Corp.	39,408	3,379,236
CSX Corp.	49,272	1,325,417
Cummins, Inc.	6,606	717,280
Danaher Corp.	19,253	1,640,548
Delta Air Lines, Inc.	109,162	4,898,099
Dun & Bradstreet Corp./The	8,144	855,120
Equifax, Inc.	18,750	1,822,125
FedEx Corp.	14,051	2,023,063
General Dynamics Corp.	42,323	5,838,458
HD Supply Holdings, Inc. †	73,635	2,107,434
Huntington Ingalls Industries, Inc.	15,878	1,701,328
JetBlue Airways Corp. †	206,306	5,316,506
L-3 Communications Holdings, Inc.	6,530	682,516
Lockheed Martin Corp.	14,791	3,066,322
Macquarie Infrastructure Corp.	14,000	1,045,240
ManpowerGroup, Inc.	10,986	899,644
Masco Corp.	137,628	3,465,473
Norfolk Southern Corp.	6,442	492,169
Northrop Grumman Corp.	34,121	5,662,380
Owens Corning	15,653	656,017
Pitney Bowes, Inc.	28,027	556,336
Raytheon Co.	18,889	2,063,812
Robert Half International, Inc.	43,172	2,208,680
Rockwell Automation, Inc.	7,223	732,918
Rollins, Inc.	11,682	313,895
RR Donnelley & Sons Co.	58,965	858,530
Ryder System, Inc.	12,489	924,686
Snap-on, Inc.	20,010	3,020,309
Southwest Airlines Co.	138,560	5,270,822
Spirit AeroSystems Holdings, Inc., Class A †	52,710	2,548,001
Spirit Airlines, Inc. †	8,796	416,051
Stanley Black & Decker, Inc.	36,123	3,503,209
Textron, Inc.	48,396	1,821,625
Trinity Industries, Inc.	21,126	478,926
United Continental Holdings, Inc. †	75,444	4,002,304
United Rentals, Inc. †	15,908	955,275
WABCO Holdings, Inc. †	4,480	469,638

	SHARES	VALUE (Note 4)
Industrials - 9.1% (continued)
Waste Management, Inc.	43,905	$2,186,908

		101,684,211

Information Technology - 19.5%
Accenture PLC, Class A (Ireland)	11,466	1,126,649
Activision Blizzard, Inc.	155,295	4,797,063
Amdocs Ltd.	53,518	3,044,104
Analog Devices, Inc.	32,886	1,855,099
Apple, Inc.	540,689	59,637,997
Applied Materials, Inc.	119,960	1,762,212
ARRIS Group, Inc. †	49,313	1,280,659
Avago Technologies Ltd. (Singapore)	14,677	1,834,772
Booz Allen Hamilton Holding Corp.	47,017	1,232,316
Broadridge Financial Solutions, Inc.	27,549	1,524,837
Brocade Communications Systems, Inc.	229,219	2,379,293
CA, Inc.	44,183	1,206,196
Cadence Design Systems, Inc. †	52,800	1,091,904
CDW Corp.	40,584	1,658,262
Cisco Systems, Inc.	538,817	14,143,946
Cognizant Technology Solutions Corp., Class A †	36,522	2,286,642
Computer Sciences Corp.	13,032	799,904
CoreLogic, Inc. †	20,314	756,290
Corning, Inc.	157,750	2,700,680
DST Systems, Inc.	8,388	881,914
eBay, Inc. †	223,231	5,455,766
Electronic Arts, Inc. †	77,851	5,274,405
EMC Corp.	134,792	3,256,575
F5 Networks, Inc. †	11,800	1,366,440
FactSet Research Systems, Inc.	9,425	1,506,209
Fiserv, Inc. †	46,484	4,025,979
Fortinet, Inc. †	10,331	438,861
Genpact Ltd. †	23,167	546,973
Global Payments, Inc.	14,052	1,612,186
Harris Corp.	21,536	1,575,358
Hewlett-Packard Co.	52,042	1,332,796
IAC/InterActiveCorp	9,754	636,644
Intel Corp.	493,107	14,862,245
IPG Photonics Corp. †	17,229	1,308,887
Jabil Circuit, Inc.	48,662	1,088,569
Juniper Networks, Inc.	88,497	2,275,258
King Digital Entertainment PLC (Ireland)	39,745	538,147
KLA-Tencor Corp.	19,160	958,000
Lam Research Corp.	46,390	3,030,659
Marvell Technology Group Ltd. (2)	168,355	1,523,613
Micron Technology, Inc. †	68,834	1,031,133
Microsoft Corp.	299,801	13,269,192
NetApp, Inc.	80,880	2,394,048
NVIDIA Corp.	177,470	4,374,635
ON Semiconductor Corp. †	257,604	2,421,478
Oracle Corp.	23,308	841,885
PayPal Holdings, Inc. †	22,592	701,256
Qorvo, Inc. †	43,390	1,954,720
Rackspace Hosting, Inc. †	34,350	847,758
Red Hat, Inc. †	17,722	1,273,857
SanDisk Corp.	16,566	900,031
Skyworks Solutions, Inc.	51,905	4,370,920
Synopsys, Inc. †	45,584	2,105,069

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR LARGE CAP MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Information Technology - 19.5% (continued)
Teradyne, Inc.	56,760	$1,022,248
Texas Instruments, Inc.	114,940	5,691,829
Total System Services, Inc.	46,564	2,115,403
VeriSign, Inc. †	42,949	3,030,481
Western Digital Corp.	42,055	3,340,849
Western Union Co./The	167,398	3,073,427
Xerox Corp.	200,933	1,955,078
Xilinx, Inc.	29,558	1,253,259
Zebra Technologies Corp., Class A †	11,700	895,635

		217,478,500

Materials - 2.2%
Alcoa, Inc.	132,803	1,282,877
Avery Dennison Corp.	16,030	906,817
Ball Corp.	28,761	1,788,934
Cabot Corp.	16,100	508,116
Celanese Corp., Series A	28,641	1,694,688
CF Industries Holdings, Inc.	42,495	1,908,025
Crown Holdings, Inc. †	23,406	1,070,825
Dow Chemical Co./The	11,264	477,594
Graphic Packaging Holding Co.	116,864	1,494,691
International Paper Co.	34,980	1,321,894
LyondellBasell Industries NV, Class A	16,261	1,355,517
Packaging Corp. of America	16,880	1,015,501
PPG Industries, Inc.	5,136	450,376
Reliance Steel & Aluminum Co.	9,588	517,848
Sealed Air Corp.	43,832	2,054,844
Sherwin-Williams Co./The	13,271	2,956,513
Steel Dynamics, Inc.	60,743	1,043,565
Westlake Chemical Corp.	11,690	606,594
WestRock Co.	45,651	2,348,287

		24,803,506

Telecommunication Services - 0.4%
CenturyLink, Inc.	38,100	957,072
Telephone & Data Systems, Inc.	12,321	307,532
T-Mobile US, Inc. †	82,977	3,303,314

		4,567,918

Utilities - 1.1%
Alliant Energy Corp.	11,719	685,444
CMS Energy Corp.	46,931	1,657,603

	SHARES	VALUE (Note 4)
Utilities - 1.1% (continued)
Consolidated Edison, Inc.	13,971	$933,962
DTE Energy Co.	15,359	1,234,403
Edison International	15,362	968,881
Entergy Corp.	13,791	897,794
PG&E Corp.	17,669	932,923
Pinnacle West Capital Corp.	16,200	1,039,068
Public Service Enterprise Group, Inc.	39,970	1,685,135
SCANA Corp.	15,900	894,534
Xcel Energy, Inc.	28,809	1,020,127

		11,949,874

TOTAL COMMON STOCKS (cost $1,105,111,326)		1,070,240,188

MONEY MARKET FUNDS - 3.6%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (2)(a)
(cost $40,087,564)	40,087,564	40,087,564

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 99.7% (cost $1,145,198,890)		1,110,327,752

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3% (b)		3,899,571

NET ASSETS - 100.0%		$1,114,227,323

All securities are United States companies, unless noted otherwise in parentheses.

†	Non-income producing security.
(a)	Represents annualized seven-day yield as of the close of the reporting period.
(b)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

Open futures contracts outstanding at September 30, 2015:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
323	Goldman Sachs	S&P 500 E-Mini Futures	12/2015	$31,106,077	$30,825,505	$(280,572)

Collateral pledged to, or (received from), each counterparty at September 30, 2015 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
Goldman Sachs
Cash	$—	$1,880,715	$1,880,715

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR SMALL CAP MULTI-STYLE FUND

COMMON STOCKS - 96.8%	SHARES	VALUE (Note 4)
Consumer Discretionary - 21.2%
1-800-Flowers.com, Inc., Class A †	12,938	$117,736
AMC Entertainment Holdings, Inc., Class A	1,287	32,419
American Axle & Manufacturing Holdings, Inc. †	6,128	122,192
American Eagle Outfitters, Inc. (a)	1,320	20,632
American Public Education, Inc. †	1,741	40,826
America’s Car-Mart, Inc. †	1,821	60,257
Asbury Automotive Group, Inc. †	391	31,730
Ascena Retail Group, Inc. †	5,655	78,661
Barnes & Noble Education, Inc. †	3,290	41,816
Barnes & Noble, Inc.	4,100	49,651
Bassett Furniture Industries, Inc.	3,947	109,924
Big 5 Sporting Goods Corp.	5,832	60,536
Big Lots, Inc.	3,759	180,131
Bloomin’ Brands, Inc.	1,319	23,979
Boyd Gaming Corp. †	4,563	74,377
Buckle, Inc./The (a)	3,376	124,811
Build-A-Bear Workshop, Inc. †	5,536	104,575
Burlington Stores, Inc. †	669	34,146
Caesars Entertainment Corp. †	2,664	15,691
Caleres, Inc.	3,992	121,876
Callaway Golf Co.	6,593	55,052
Capella Education Co.	1,396	69,130
Carriage Services, Inc.	1,718	37,092
Carrols Restaurant Group, Inc. †	1,746	20,777
Cato Corp./The, Class A	3,192	108,624
Chegg, Inc. †	6,320	45,567
Cherokee, Inc. †	1,984	30,792
Chico’s FAS, Inc.	8,914	140,217
Children’s Place, Inc./The	2,325	134,083
Citi Trends, Inc.	4,045	94,572
Columbia Sportswear Co.	1,164	68,432
Cooper Tire & Rubber Co.	4,318	170,604
Cooper-Standard Holding, Inc. †	418	24,244
Core-Mark Holding Co., Inc.	913	59,756
Cracker Barrel Old Country Store, Inc. (a)	83	12,224
Crown Media Holdings, Inc., Class A †	2,596	13,889
CSS Industries, Inc.	533	14,039
Culp, Inc.	3,338	107,050
Deckers Outdoor Corp. †	207	12,018
Denny’s Corp. †	10,552	116,389
Diamond Resorts International, Inc. †	5,272	123,312
Drew Industries, Inc.	1,151	62,856
Entravision Communications Corp., Class A	2,484	16,494
Ethan Allen Interiors, Inc.	3,252	85,885
Express, Inc. †	8,229	147,052
Finish Line, Inc./The, Class A	2,254	43,502
Flexsteel Industries, Inc.	1,603	50,094
Francesca’s Holdings Corp. †	5,191	63,486
Genesco, Inc. †	870	49,651
Gentherm, Inc. †	380	17,070
G-III Apparel Group Ltd. †	3,379	208,349
Gray Television, Inc. †	6,369	81,268
Group 1 Automotive, Inc.	1,467	124,915
Guess?, Inc.	2,503	53,464
Haverty Furniture Cos., Inc.	1,143	26,838
Helen of Troy Ltd. †	2,143	191,370

	SHARES	VALUE (Note 4)
Consumer Discretionary - 21.2% (continued)
Hibbett Sports, Inc. †	1,311	$45,898
Hooker Furniture Corp. (a)	4,083	96,114
Houghton Mifflin Harcourt Co. †	2,860	58,087
HSN, Inc.	582	33,314
Installed Building Products, Inc. †	1,922	48,588
Interval Leisure Group, Inc.	3,670	67,381
Isle of Capri Casinos, Inc. †	6,937	120,981
JAKKS Pacific, Inc. †(a)	5,618	47,865
K12, Inc. †	2,303	28,649
Kirkland’s, Inc.	3,982	85,772
Lands’ End, Inc. †(a)	3,657	98,776
La-Z-Boy, Inc.	3,933	104,460
Libbey, Inc.	1,600	52,176
LifeLock, Inc. †(a)	6,934	60,742
Lithia Motors, Inc., Class A	113	12,216
Marcus Corp./The	1,667	32,240
MarineMax, Inc. †	3,138	44,340
Marriott Vacations Worldwide Corp.	2,376	161,901
Mattress Firm Holding Corp. †(a)	355	14,825
MDC Partners, Inc., Class A	1,291	23,793
Monarch Casino & Resort, Inc. †	2,194	39,426
Movado Group, Inc.	3,045	78,652
NACCO Industries, Inc., Class A	888	42,224
Nautilus, Inc. †	6,194	92,910
New Media Investment Group, Inc.	6,725	103,968
Nexstar Broadcasting Group, Inc., Class A	728	34,471
Nutrisystem, Inc.	4,143	109,872
Outerwall, Inc. (a)	1,963	111,754
Overstock.com, Inc. †	4,288	73,582
Oxford Industries, Inc.	1,652	122,050
Papa John’s International, Inc.	735	50,333
Penn National Gaming, Inc. †(a)	8,026	134,676
Perry Ellis International, Inc. †	4,072	89,421
PetMed Express, Inc. (a)	6,166	99,273
Popeyes Louisiana Kitchen, Inc. †	1,440	81,158
Reading International, Inc., Class A †	1,784	22,603
Red Robin Gourmet Burgers, Inc. †	424	32,114
Regis Corp. †	3,208	42,025
Rent-A-Center, Inc.	4,828	117,079
Ruby Tuesday, Inc. †	6,300	39,123
Ruth’s Hospitality Group, Inc.	4,641	75,370
Scholastic Corp.	3,266	127,243
Scientific Games Corp., Class A †(a)	3,034	31,705
Select Comfort Corp. †	6,152	134,606
Shoe Carnival, Inc.	2,962	70,496
Shutterfly, Inc. †	953	34,070
Skullcandy, Inc. †	4,385	24,249
Smith & Wesson Holding Corp. †	6,726	113,468
Sonic Automotive, Inc., Class A	2,081	42,494
Sonic Corp.	4,488	103,000
Speedway Motorsports, Inc.	3,347	60,413
Sportsman’s Warehouse Holdings, Inc. †	6,236	76,827
Stage Stores, Inc. (a)	5,525	54,366
Standard Motor Products, Inc.	1,111	38,752
Stein Mart, Inc.	6,232	60,326
Steven Madden Ltd. †	3,861	141,390
Strattec Security Corp.	858	54,105

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR SMALL CAP MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Consumer Discretionary - 21.2% (continued)
Strayer Education, Inc. †	1,920	$105,542
Sturm Ruger & Co., Inc.	244	14,320
Superior Uniform Group, Inc.	1,584	28,401
Texas Roadhouse, Inc.	2,614	97,241
Tile Shop Holdings, Inc. †(a)	1,923	23,037
Tilly’s, Inc., A Shares †	8,489	62,479
Time, Inc.	5,831	111,081
Tower International, Inc. †	1,597	37,945
Unifi, Inc. †	2,044	60,932
Universal Electronics, Inc. †	963	40,475
Wolverine World Wide, Inc.	798	17,269
World Wrestling Entertainment, Inc., Class A	1,051	17,762
ZAGG, Inc. †	11,300	76,727
Zumiez, Inc. †(a)	2,918	45,608

		8,862,654

Consumer Staples - 6.1%
Cal-Maine Foods, Inc. (a)	3,935	214,890
Casey’s General Stores, Inc.	467	48,064
Central Garden & Pet Co., Class A †	7,550	121,630
Coca-Cola Bottling Co. Consolidated	812	157,025
Dean Foods Co.	7,524	124,296
Farmer Bros Co. †	1,125	30,656
Fresh Del Monte Produce, Inc.	3,979	157,210
Fresh Market, Inc./The †	3,674	82,996
HRG Group, Inc. †	2,456	28,809
Ingles Markets, Inc., Class A	3,505	167,644
Inter Parfums, Inc.	678	16,821
J&J Snack Foods Corp.	351	39,895
John B. Sanfilippo & Son, Inc.	2,098	107,543
Medifast, Inc. †	1,438	38,625
MGP Ingredients, Inc.	4,193	67,130
National Beverage Corp. †	1,156	35,524
Natural Health Trends Corp. (a)	3,784	123,661
Omega Protein Corp. †	2,627	44,580
Revlon, Inc., Class A †	2,691	79,250
Sanderson Farms, Inc. (a)	2,058	141,117
SpartanNash Co.	4,306	111,310
SUPERVALU, Inc. †	14,353	103,055
Universal Corp. (a)	1,482	73,463
USANA Health Sciences, Inc. †	1,298	173,971
Vector Group Ltd. (a)	6,308	142,630
Village Super Market, Inc., Class A	2,578	60,867
Weis Markets, Inc.	1,783	74,440

		2,567,102

Energy - 1.3%
Alon USA Energy, Inc.	7,004	126,562
Delek US Holdings, Inc.	3,666	101,548
DHT Holdings, Inc.	1,762	13,074
Green Plains, Inc.	2,375	46,218
Hallador Energy Co.	4,493	31,226
Nordic American Tankers Ltd. (Norway)	1,533	23,302
REX American Resources Corp. †(a)	1,516	76,740
Teekay Tankers Ltd., Class A	13,109	90,452
Western Refining, Inc.	953	42,046

		551,168

	SHARES	VALUE (Note 4)
Financials - 18.9%
1st Source Corp.	478	$14,722
Access National Corp. (a)	1,108	22,570
Ambac Financial Group, Inc. †	2,911	42,122
American Equity Investment Life Holding Co.	6,062	141,305
AMERISAFE, Inc.	1,849	91,951
Argo Group International Holdings Ltd.	2,591	146,625
Arlington Asset Investment Corp., Class A	2,400	33,720
Ashford Hospitality Trust, Inc. REIT	5,270	32,147
Atlas Financial Holdings, Inc. †	1,350	24,975
Banc of California, Inc.	7,416	90,994
BancFirst Corp.	406	25,619
Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	3,743	86,650
BancorpSouth, Inc.	2,977	70,763
Banner Corp.	1,133	54,123
Berkshire Hills Bancorp, Inc.	3,567	98,235
BGC Partners, Inc., Class A	4,844	39,818
BNC Bancorp	1,200	26,676
Brookline Bancorp, Inc.	7,344	74,468
Cardinal Financial Corp.	1,017	23,401
Cathay General Bancorp (a)	3,336	99,947
CenterState Banks, Inc.	1,629	23,946
Central Pacific Financial Corp.	1,711	35,880
Chatham Lodging Trust REIT	2,038	43,776
Chemical Financial Corp.	2,537	82,072
City Holding Co.	296	14,593
Columbia Banking System, Inc.	1,116	34,830
Cowen Group, Inc., Class A †(a)	22,244	101,433
Customers Bancorp, Inc. †	4,686	120,430
Dime Community Bancshares, Inc.	2,848	48,131
Employers Holdings, Inc.	3,653	81,425
Encore Capital Group, Inc. †(a)	374	13,838
Enterprise Financial Services Corp.	2,957	74,428
EverBank Financial Corp.	1,722	33,235
FBL Financial Group, Inc., Class A	2,428	149,371
Federal Agricultural Mortgage Corp., Class C	990	25,671
Federated National Holding Co.	3,784	90,892
FelCor Lodging Trust, Inc. REIT	2,257	15,957
Fidelity Southern Corp.	4,993	105,552
Financial Institutions, Inc.	1,364	33,800
First Citizens BancShares, Inc., Class A	97	21,922
First Commonwealth Financial Corp.	2,600	23,634
First Defiance Financial Corp.	3,153	115,274
First Financial Bancorp	764	14,577
First Financial Corp.	1,794	58,036
First Interstate BancSystem, Inc., Class A	3,229	89,895
First Merchants Corp.	4,262	111,750
First NBC Bank Holding Co. †	1,632	57,185
FirstMerit Corp.	1,283	22,671
FNB Corp.	3,567	46,193
Fulton Financial Corp.	11,585	140,178
German American Bancorp, Inc.	483	14,137
Great Southern Bancorp, Inc.	2,437	105,522
Greenlight Capital Re Ltd., Class A †	2,429	54,118
Hanmi Financial Corp.	1,058	26,662

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR SMALL CAP MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Financials - 18.9% (continued)
HCI Group, Inc.	2,263	$87,736
Heartland Financial USA, Inc.	3,131	113,624
Heritage Financial Corp./WA	2,043	38,449
Heritage Insurance Holdings, Inc. †	4,676	92,257
Hilltop Holdings, Inc. †	5,821	115,314
Hingham Institution for Savings (a)	284	32,953
HomeStreet, Inc. †	3,367	77,778
Horace Mann Educators Corp.	3,582	118,994
Horizon Bancorp/IN	599	14,226
Impac Mortgage Holdings, Inc. †(a)	4,415	72,185
Independent Bank Corp./MA	327	15,075
Independent Bank Corp./MI	3,544	52,309
Infinity Property & Casualty Corp.	1,300	104,702
International Bancshares Corp.	4,752	118,943
INTL. FCStone, Inc. †	3,504	86,514
Investment Technology Group, Inc.	4,725	63,031
Janus Capital Group, Inc.	920	12,512
Kemper Corp.	2,367	83,721
Ladenburg Thalmann Financial Services, Inc. †(a)	10,847	22,887
Maiden Holdings Ltd.	8,677	120,437
MainSource Financial Group, Inc.	3,275	66,679
MB Financial, Inc.	2,355	76,867
Meta Financial Group, Inc.	325	13,575
MGIC Investment Corp. †	3,843	35,586
National General Holdings Corp.	4,737	91,377
National Western Life Insurance Co., Class A	350	77,945
Navigators Group, Inc./The †	1,495	116,580
NBT Bancorp, Inc.	2,835	76,375
Nelnet, Inc., Class A	2,824	97,739
Old National Bancorp/IN	3,301	45,983
OneBeacon Insurance Group Ltd., Class A	5,200	73,008
Oppenheimer Holdings, Inc., Class A	1,143	22,871
PHH Corp. †	1,163	16,422
Piper Jaffray Cos. †	2,045	73,968
Preferred Bank	2,750	86,900
Primerica, Inc.	2,110	95,098
PrivateBancorp, Inc.	2,373	90,957
Provident Financial Services, Inc.	3,870	75,465
QCR Holdings, Inc.	1,631	35,670
Radian Group, Inc.	2,046	32,552
Regional Management Corp. †	2,655	41,152
S&T Bancorp, Inc.	2,240	73,069
Safety Insurance Group, Inc.	1,318	71,370
Selective Insurance Group, Inc.	4,990	154,989
Southside Bancshares, Inc. (a)	855	23,555
State Auto Financial Corp.	2,374	54,151
Stewart Information Services Corp.	2,890	118,230
Stock Yards Bancorp, Inc.	1,940	70,519
Stonegate Bank	2,265	72,050
Suffolk Bancorp	527	14,398
Talmer Bancorp, Inc., Class A	3,794	63,170
Territorial Bancorp, Inc.	542	14,114
Tompkins Financial Corp.	767	40,927
Trustmark Corp.	4,977	115,317
United Community Banks, Inc.	4,697	96,007
United Fire Group, Inc.	2,642	92,602

	SHARES	VALUE (Note 4)
Financials - 18.9% (continued)
United Insurance Holdings Corp. (a)	3,610	$47,471
Universal Health Realty Income Trust REIT	1,041	48,865
Universal Insurance Holdings, Inc.	5,558	164,183
Walker & Dunlop, Inc. †	4,551	118,690
Webster Financial Corp.	1,107	39,442
WesBanco, Inc.	1,147	36,073
Wilshire Bancorp, Inc.	5,344	56,165
Wintrust Financial Corp.	3,263	174,342
World Acceptance Corp. †(a)	1,008	27,055
WSFS Financial Corp.	1,512	43,561

		7,888,576

Health Care - 7.5%
Abaxis, Inc.	371	16,320
ABIOMED, Inc. †	3,011	279,300
Addus HomeCare Corp. †	630	19,624
Affymetrix, Inc. †	6,336	54,109
Almost Family, Inc. †	2,122	84,986
AMAG Pharmaceuticals, Inc. †	2,854	113,389
Amedisys, Inc. †	3,207	121,770
ANI Pharmaceuticals, Inc. †(a)	774	30,581
Anika Therapeutics, Inc. †	674	21,453
Cambrex Corp. †	3,212	127,452
Chemed Corp.	1,015	135,472
CONMED Corp.	500	23,870
CryoLife, Inc.	2,163	21,046
Cynosure, Inc., Class A †	2,660	79,906
Emergent BioSolutions, Inc. †	2,750	78,348
Enanta Pharmaceuticals, Inc. †(a)	1,534	55,439
Ensign Group, Inc./The	1,282	54,652
Exactech, Inc. †	1,661	28,951
Globus Medical, Inc., Class A †	943	19,482
Greatbatch, Inc. †	378	21,327
ICU Medical, Inc. †	1,244	136,218
Infinity Pharmaceuticals, Inc. †	5,389	45,537
Insys Therapeutics, Inc. †	4,372	124,427
Integra LifeSciences Holdings Corp. †	900	53,595
Invacare Corp.	2,664	38,548
Lannett Co., Inc. †(a)	2,965	123,107
LeMaitre Vascular, Inc. (a)	1,889	23,027
LHC Group, Inc. †	2,471	110,627
Magellan Health, Inc. †	556	30,819
Masimo Corp. †	1,587	61,195
Merit Medical Systems, Inc. †	4,173	99,776
MiMedx Group, Inc. †(a)	2,626	25,341
Molina Healthcare, Inc. †	656	45,166
National HealthCare Corp.	538	32,759
Natus Medical, Inc. †	2,773	109,395
NewLink Genetics Corp. †	3,051	109,348
NuVasive, Inc. †	1,533	73,921
Omnicell, Inc. †	2,375	73,863
PDL BioPharma, Inc.	2,533	12,741
PharMerica Corp. †	455	12,954
Phibro Animal Health Corp., Class A	390	12,336
RadNet, Inc. †	4,500	24,975
SciClone Pharmaceuticals, Inc. †	10,808	75,008
Select Medical Holdings Corp.	2,401	25,907
Sucampo Pharmaceuticals, Inc., Class A †	5,178	102,887

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR SMALL CAP MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Health Care - 7.5% (continued)
Supernus Pharmaceuticals, Inc. †	5,944	$83,394
US Physical Therapy, Inc.	796	35,732
Vascular Solutions, Inc. †	727	23,562
WellCare Health Plans, Inc. †	484	41,711

		3,155,353

Industrials - 15.5%
ABM Industries, Inc.	1,721	47,001
ACCO Brands Corp. †	13,788	97,481
Air Transport Services Group, Inc. †	7,614	65,100
Aircastle Ltd.	6,458	133,099
Alamo Group, Inc.	1,493	69,798
Allegiant Travel Co.	1,157	250,201
Allied Motion Technologies, Inc. (a)	4,202	74,670
American Woodmark Corp. †	2,152	139,600
Apogee Enterprises, Inc.	2,539	113,366
ARC Document Solutions, Inc. †	9,621	57,245
ArcBest Corp.	1,441	37,135
Argan, Inc.	2,794	96,896
Astronics Corp. †	1,310	52,963
Atlas Air Worldwide Holdings, Inc. †	2,959	102,263
Barnes Group, Inc.	2,915	105,086
Blount International, Inc. †	2,215	12,338
Brady Corp., Class A	1,444	28,389
Briggs & Stratton Corp.	1,260	24,331
Casella Waste Systems, Inc., Class A †	4,496	26,077
CDI Corp.	2,393	20,460
CEB, Inc.	1,256	85,835
Columbus McKinnon Corp.	2,386	43,330
Comfort Systems USA, Inc.	4,164	113,511
Continental Building Products, Inc. †	4,343	89,205
Covenant Transportation Group, Inc., Class A †	4,419	79,409
CRA International, Inc. †	3,112	67,157
Cubic Corp.	1,266	53,096
Douglas Dynamics, Inc.	5,000	99,300
Ducommun, Inc. †	1,806	36,246
Dycom Industries, Inc. †	323	23,372
Echo Global Logistics, Inc. †	2,368	46,413
Ennis, Inc.	4,496	78,051
Essendant, Inc.	686	22,247
Federal Signal Corp.	6,410	87,881
FTI Consulting, Inc. †	2,987	123,990
G&K Services, Inc., Class A	1,686	112,321
General Cable Corp.	1,673	19,909
Gibraltar Industries, Inc. †	3,553	65,198
Global Brass & Copper Holdings, Inc.	3,380	69,324
GP Strategies Corp. †	1,702	38,840
Greenbrier Cos., Inc./The	444	14,257
Griffon Corp.	5,299	83,565
Hawaiian Holdings, Inc. †	6,736	166,244
Heidrick & Struggles International, Inc.	2,900	56,405
Herman Miller, Inc.	1,388	40,030
Hillenbrand, Inc.	537	13,967
HNI Corp.	3,243	139,125
Hurco Cos., Inc.	1,896	49,751
Huron Consulting Group, Inc. †	729	45,584
ICF International, Inc. †	1,354	41,148

	SHARES	VALUE (Note 4)
Industrials - 15.5% (continued)
Insperity, Inc.	2,643	$116,107
Interface, Inc.	4,375	98,175
John Bean Technologies Corp.	1,909	73,019
Kadant, Inc.	2,006	78,254
Kaman Corp.	2,100	75,285
Kimball International, Inc., Class B	2,064	19,525
Knoll, Inc.	4,951	108,823
Korn/Ferry International	2,672	88,363
Lawson Products, Inc. †	608	13,163
Lindsay Corp.	217	14,710
LSI Industries, Inc.	5,133	43,323
Lydall, Inc. †	2,109	60,085
Meritor, Inc. †	8,510	90,461
Mueller Industries, Inc.	3,450	102,051
Multi-Color Corp.	2,197	168,049
MYR Group, Inc. †	3,562	93,324
National Presto Industries, Inc. (a)	569	47,944
NV5 Holdings, Inc. †(a)	3,104	57,610
On Assignment, Inc. †	650	23,985
Park-Ohio Holdings Corp.	626	18,066
Patrick Industries, Inc. †	2,847	112,428
PowerSecure International, Inc. †	2,430	27,994
Quad/Graphics, Inc.	3,637	44,008
Resources Connection, Inc.	5,013	75,546
RPX Corp. †	5,559	76,269
Rush Enterprises, Inc., Class A †	1,156	27,975
Saia, Inc. †	900	27,855
SkyWest, Inc.	7,387	123,215
Standex International Corp.	1,190	89,666
Steelcase, Inc., Class A	4,829	88,902
TASER International, Inc. †(a)	3,874	85,325
Titan Machinery, Inc. †	2,034	23,350
TRC Cos., Inc. †	5,963	70,542
Trex Co., Inc. †	1,618	53,928
TrueBlue, Inc. †	2,751	61,815
UniFirst Corp.	1,418	151,457
Universal Forest Products, Inc.	1,772	102,209
USA Truck, Inc. †	2,452	42,248
Viad Corp.	1,817	52,675
VSE Corp.	866	34,701
Wabash National Corp. †	5,623	59,548
West Corp.	4,364	97,754

		6,477,942

Information Technology - 20.6%
Advanced Energy Industries, Inc. †	4,300	113,090
Alliance Fiber Optic Products, Inc.	1,808	30,899
Ambarella, Inc. †(a)	2,176	125,751
Amkor Technology, Inc. †	4,342	19,496
AVG Technologies NV (Netherlands) †	586	12,745
AVX Corp.	7,319	95,806
Axcelis Technologies, Inc. †	7,511	20,054
Benchmark Electronics, Inc. †	2,419	52,637
Black Box Corp.	2,500	36,850
Blackhawk Network Holdings, Inc. †	4,571	193,765
Blucora, Inc. †	2,742	37,757
BroadSoft, Inc. †	2,881	86,315
Brooks Automation, Inc.	4,023	47,109

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR SMALL CAP MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Information Technology - 20.6% (continued)
Cabot Microelectronics Corp. †	1,985	$76,899
CACI International, Inc., Class A †	1,609	119,018
Calix, Inc. †	7,809	60,832
Carbonite, Inc. †	3,353	37,319
Cardtronics, Inc. †	1,444	47,219
Cascade Microtech, Inc. †	2,176	30,769
Ciena Corp. †	8,889	184,180
Cimpress NV (Netherlands) †	366	27,856
Cirrus Logic, Inc. †	5,581	175,857
Coherent, Inc. †	1,502	82,159
Cohu, Inc.	3,258	32,124
comScore, Inc. †	809	37,335
Comtech Telecommunications Corp.	1,400	28,854
Constant Contact, Inc. †	973	23,586
Convergys Corp.	7,347	169,789
CSG Systems International, Inc.	3,377	104,012
DHI Group, Inc. †	8,020	58,626
Diodes, Inc. †	2,069	44,215
DTS, Inc. †	2,581	68,913
EarthLink Holdings Corp.	17,261	134,291
Ebix, Inc.	4,480	111,821
Electronics For Imaging, Inc. †	330	14,282
Ellie Mae, Inc. †	1,444	96,127
EMCORE Corp. †	7,787	52,952
Entegris, Inc. †	3,342	44,081
Epiq Systems, Inc.	2,861	36,964
ePlus, Inc. †	1,519	120,107
ExlService Holdings, Inc. †	2,072	76,519
Fair Isaac Corp.	1,743	147,283
Fairchild Semiconductor International, Inc. †	8,015	112,531
Fleetmatics Group PLC (Ireland) †(a)	1,162	57,043
FormFactor, Inc. †	10,212	69,237
Gigamon, Inc. †	4,030	80,640
GSI Group, Inc. †	4,501	57,298
Hackett Group, Inc./The	5,702	78,403
Harmonic, Inc. †	6,515	37,787
II-VI, Inc. †	6,143	98,779
Infinera Corp. †	9,528	186,368
Infoblox, Inc. †	5,034	80,443
Inphi Corp. †	3,389	81,472
Insight Enterprises, Inc. †	3,071	79,385
Integrated Device Technology, Inc. †	1,988	40,356
InterDigital, Inc.	3,213	162,578
Internap Corp. †	3,314	20,315
Intersil Corp., Class A	1,370	16,029
Itron, Inc. †	568	18,125
Ixia †	2,949	42,731
IXYS Corp.	5,661	63,177
j2 Global, Inc.	606	42,935
Lattice Semiconductor Corp. †	5,669	21,826
Lionbridge Technologies, Inc. †	4,600	22,724
LogMeIn, Inc. †	2,077	141,568
Luxoft Holding, Inc. (Switzerland) †	545	34,493
Manhattan Associates, Inc. †	1,191	74,199
ManTech International Corp., Class A	1,578	40,555
Mattson Technology, Inc. †	22,084	51,456
MaxLinear, Inc., Class A †	1,992	24,780

	SHARES	VALUE (Note 4)
Information Technology - 20.6% (continued)
Mentor Graphics Corp.	2,877	$70,861
Methode Electronics, Inc.	2,667	85,077
Microsemi Corp. †	906	29,735
MicroStrategy, Inc., Class A †	476	93,520
MKS Instruments, Inc.	4,623	155,009
Monolithic Power Systems, Inc.	534	27,341
Monster Worldwide, Inc. †	8,922	57,279
Multi-Fineline Electronix, Inc. †	4,497	75,100
NeoPhotonics Corp. †(a)	10,688	72,785
NETGEAR, Inc. †	711	20,740
NeuStar, Inc., Class A †(a)	5,359	145,818
Newport Corp. †	3,440	47,300
NVE Corp.	523	25,386
OmniVision Technologies, Inc. †	3,424	89,914
OSI Systems, Inc. †	815	62,722
PC Connection, Inc.	2,864	59,371
PFSweb, Inc. †	1,076	15,301
Photronics, Inc. †	6,650	60,249
Plantronics, Inc.	2,980	151,533
Plexus Corp. †	1,461	56,365
PMC-Sierra, Inc. †	12,187	82,506
Polycom, Inc. †	13,326	139,656
Progress Software Corp. †	2,680	69,224
QAD, Inc., Class A	546	13,978
Qlik Technologies, Inc. †	713	25,989
QLogic Corp. †	9,810	100,553
Qualys, Inc. †	936	26,639
Quantum Corp. †	35,920	25,047
RealD, Inc. †	2,582	24,813
Rofin-Sinar Technologies, Inc. †	3,080	79,864
Rogers Corp. †	1,018	54,137
Rubicon Project, Inc./The †	4,243	61,651
Rudolph Technologies, Inc. †	4,943	61,540
Sanmina Corp. †	5,717	122,172
Science Applications International Corp.	492	19,783
Semtech Corp. †	1,408	21,261
ShoreTel, Inc. †	4,687	35,012
Sigma Designs, Inc. †	10,321	71,112
Stamps.com, Inc. †	1,696	125,521
Super Micro Computer, Inc. †	2,317	63,161
Sykes Enterprises, Inc. †	4,396	112,098
SYNNEX Corp.	467	39,723
Take-Two Interactive Software, Inc. †	5,797	166,548
Tech Data Corp. †	1,162	79,597
TechTarget, Inc. †	4,588	39,090
TeleTech Holdings, Inc.	1,814	48,597
Tessera Technologies, Inc.	4,613	149,507
TTM Technologies, Inc. †	12,016	74,860
United Online, Inc. †	5,204	52,040
VASCO Data Security International, Inc. †(a)	4,840	82,474
Vishay Intertechnology, Inc.	2,533	24,545
Web.com Group, Inc. †	1,943	40,958
Xcerra Corp. †	7,963	50,008
XO Group, Inc. †	3,964	56,011

		8,594,577

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR SMALL CAP MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Materials - 2.8%
A Schulman, Inc.	1,285	$41,724
AEP Industries, Inc. †	239	13,702
Boise Cascade Co. †	2,802	70,666
Clearwater Paper Corp. †	589	27,824
Core Molding Technologies, Inc. †	3,251	59,981
Ferro Corp. †	2,124	23,258
Innophos Holdings, Inc.	1,229	48,718
Innospec, Inc.	2,579	119,949
Kaiser Aluminum Corp.	1,188	95,337
KMG Chemicals, Inc.	3,333	64,294
Materion Corp.	2,443	73,339
Minerals Technologies, Inc.	2,349	113,128
Neenah Paper, Inc.	1,565	91,208
Quaker Chemical Corp.	441	33,992
Schweitzer-Mauduit International, Inc.	835	28,707
Stepan Co.	522	21,720
Trinseo SA †(a)	4,542	114,686
US Concrete, Inc. †	2,673	127,743

		1,169,976

Telecommunication Services - 1.9%
Atlantic Tele-Network, Inc.	1,106	81,767
Cincinnati Bell, Inc. †	10,356	32,311
FairPoint Communications, Inc. †	2,166	33,378
General Communication, Inc., Class A †	4,927	85,040
IDT Corp., Class B	4,070	58,201
Inteliquent, Inc.	6,191	138,245
Iridium Communications, Inc. †(a)	9,349	57,496
Shenandoah Telecommunications Co.	2,093	89,601
Spok Holdings, Inc.	5,275	86,827
Vonage Holdings Corp. †	22,874	134,499

		797,365

Utilities - 1.0%
Avista Corp.	965	32,086
Consolidated Water Co., Ltd. (Cayman Islands) (a)	3,665	42,514
Empire District Electric Co./The	783	17,250
New Jersey Resources Corp.	2,822	84,745
ONE Gas, Inc.	2,356	106,797
WGL Holdings, Inc.	2,121	122,318

		405,710

TOTAL COMMON STOCKS (cost $42,350,829)		40,470,423

EXCHANGE-TRADED FUNDS (ETF) - 2.0%
iShares Russell 2000 ETF (a)
(cost $853,984)	7,646	834,943

SECURITIES LENDING COLLATERAL - 8.6%	SHARES	VALUE (Note 4)
Money Market Funds - 8.6%
Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank Dreyfus Treasury Cash Management, 0.010% (2)(b)(c)
(cost $3,593,902)	3,593,902	$3,593,902

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 107.4% (cost $46,798,715)		44,899,268

LIABILITIES IN EXCESS OF OTHER ASSETS - (7.4%)		(3,090,404)

NET ASSETS - 100.0%		$41,808,864

All securities are United States companies, unless noted otherwise in parentheses.

†	Non-income producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $3,578,221; cash collateral of $3,593,902 was received with which the Fund purchased a money market fund.
(b)	Represents annualized seven-day yield as of the close of the reporting period.
(c)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR INTERNATIONAL MULTI-STYLE FUND

COMMON STOCKS - 96.3%	SHARES	VALUE (Note 4)
Australia - 2.8%
Caltex Australia Ltd.	5,171	$114,149
CIMIC Group Ltd.	28,203	468,534
Cochlear Ltd.	11,039	649,553
GPT Group/The REIT	196,673	625,061
Harvey Norman Holdings Ltd.	47,125	129,083
Incitec Pivot Ltd.	169,583	467,412
Insurance Australia Group Ltd.	83,486	285,449
Macquarie Group Ltd.	9,664	523,742
Qantas Airways Ltd. †	275,157	722,390
Scentre Group REIT	269,825	742,640
Tabcorp Holdings Ltd.	310,655	1,022,729
Telstra Corp. Ltd.	554,287	2,191,482

		7,942,224

Austria - 0.6%
Erste Group Bank AG †	41,170	1,196,436
Vienna Insurance Group AG Wiener Versicherung Gruppe	14,811	436,713
voestalpine AG	3,978	136,774

		1,769,923

Belgium - 1.4%
Ageas	2,501	102,782
bpost SA	32,911	782,611
KBC Groep NV	22,666	1,433,443
Proximus	45,165	1,562,347

		3,881,183

Canada - 7.0%
Alimentation Couche-Tard, Inc., Class B (1)	53,726	2,470,712
Bank of Montreal (1)	5,794	315,989
BlackBerry Ltd. (1)†	64,409	395,286
Brookfield Asset Management, Inc., Class A (1)	33,573	1,056,373
Canadian Imperial Bank of Commerce (1)	3,702	265,978
CGI Group, Inc., Class A (1)†	19,553	708,421
Cogeco Cable, Inc. (1)	8,706	420,785
Empire Co., Ltd., Class A (1)	75,837	1,559,929
Fairfax Financial Holdings Ltd. (1)	3,193	1,454,113
George Weston Ltd. (1)	16,178	1,308,787
Great-West Lifeco, Inc. (1)	40,683	974,624
Intact Financial Corp. (1)	35,279	2,477,593
Loblaw Cos., Ltd. (1)	30,956	1,593,845
Magna International, Inc. (1)	35,774	1,715,919
Metro, Inc. (1)	70,590	1,923,306
National Bank of Canada (1)	10,700	341,566
Open Text Corp. (1)	8,440	377,950
Power Corp. of Canada (1)	7,881	163,408
Progressive Waste Solutions Ltd. (1)	1,660	43,898
Sun Life Financial, Inc. (1)	14,555	469,425

		20,037,907

Denmark - 1.5%
AP Moeller - Maersk A/S, Class B	72	110,987
Danske Bank A/S	34,920	1,055,295
DSV A/S	2,235	83,515
ISS A/S	16,497	547,976
Pandora A/S	10,549	1,232,324

	SHARES	VALUE (Note 4)
Denmark - 1.5% (continued)
Tryg A/S	40,985	$796,314
Vestas Wind Systems A/S	11,543	600,109

		4,426,520

Finland - 0.8%
Elisa OYJ	25,834	873,891
Metsa Board OYJ	37,943	213,946
Nokia OYJ	27,216	186,098
Stora Enso OYJ, R Shares	67,410	510,059
UPM-Kymmene OYJ	38,074	571,518

		2,355,512

France - 6.6%
AXA SA	76,455	1,856,248
BNP Paribas SA	40,285	2,371,744
Cap Gemini SA	12,898	1,151,827
Christian Dior SE	5,658	1,060,052
Cie Generale des Etablissements Michelin	3,002	274,666
Credit Agricole SA	56,528	650,791
LVMH Moet Hennessy Louis Vuitton SE	15,594	2,654,771
Natixis SA	102,931	569,908
Numericable-SFR SAS †	7,777	360,030
Orange SA	85,315	1,293,312
Peugeot SA †	82,215	1,245,769
Renault SA	21,400	1,544,069
Safran SA	11,260	846,658
Societe Generale SA	49,645	2,218,685
Valeo SA	3,492	474,134
Veolia Environnement SA	16,704	380,954

		18,953,618

Germany - 6.9%
Allianz SE	18,406	2,891,454
Brenntag AG	1,828	98,628
Continental AG	6,183	1,320,601
Daimler AG	44,066	3,208,141
Deutsche Bank AG	43,834	1,182,957
Deutsche Telekom AG	134,152	2,388,110
Evonik Industries AG	7,172	240,137
Hannover Rueck SE	31,518	3,228,422
HeidelbergCement AG	6,323	434,213
Infineon Technologies AG	51,591	579,647
Merck KGaA	15,937	1,411,004
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,870	1,096,308
OSRAM Licht AG	4,301	222,828
ProSiebenSat.1 Media SE	30,110	1,477,968

		19,780,418

Hong Kong - 3.1%
BOC Hong Kong Holdings Ltd.	627,000	1,849,198
Cathay Pacific Airways Ltd.	162,000	305,075
CK Hutchison Holdings Ltd.	61,500	799,970
Henderson Land Development Co., Ltd.	173,731	1,038,857
Hysan Development Co., Ltd.	42,000	174,883
Kerry Properties Ltd.	196,000	538,139
Link REIT	46,500	256,002
New World Development Co., Ltd.	566,000	551,219

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR INTERNATIONAL MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Hong Kong - 3.1% (continued)
NWS Holdings Ltd.	377,000	$496,950
Orient Overseas International Ltd.	18,000	84,696
PCCW Ltd.	1,450,000	746,396
Sino Land Co., Ltd.	260,000	395,879
Swire Properties Ltd.	72,200	200,116
Techtronic Industries Co., Ltd.	63,500	236,731
Wharf Holdings Ltd./The	23,000	129,775
Wheelock & Co., Ltd.	81,000	351,777
Yue Yuen Industrial Holdings Ltd.	157,500	585,973

		8,741,636

Italy - 3.0%
Assicurazioni Generali SpA	49,214	900,429
Banco Popolare SC †	69,272	1,024,909
Intesa Sanpaolo SpA	888,836	3,139,991
Mediobanca SpA	57,205	562,825
Pirelli & C. SpA	75,011	1,255,236
Prysmian SpA	64,027	1,323,394
Telecom Italia SpA †	122,135	150,510
UnipolSai SpA	61,823	134,435

		8,491,729

Japan - 33.9%
AEON Financial Service Co., Ltd.	39,900	789,462
Aisin Seiki Co., Ltd.	40,200	1,348,789
Alps Electric Co., Ltd.	19,600	553,505
Asahi Kasei Corp.	12,000	84,617
Bank of Yokohama Ltd./The	85,000	516,632
Bridgestone Corp.	42,000	1,453,459
Central Japan Railway Co.	11,700	1,886,364
Chiba Bank Ltd./The	157,000	1,114,870
Chubu Electric Power Co., Inc.	86,300	1,272,427
Dai-ichi Life Insurance Co., Ltd./The	156,600	2,493,048
Daiichi Sankyo Co., Ltd.	33,100	574,350
Daiwa Securities Group, Inc.	131,000	847,636
Dentsu, Inc.	27,900	1,431,831
Fuji Heavy Industries Ltd.	57,400	2,065,510
FUJIFILM Holdings Corp.	37,800	1,413,046
Fukuoka Financial Group, Inc.	310,000	1,476,485
Gunma Bank Ltd./The	80,000	512,032
Hachijuni Bank Ltd./The	172,000	1,220,893
Hiroshima Bank Ltd./The	253,000	1,462,160
Hitachi Chemical Co., Ltd.	38,600	532,575
Hitachi High-Technologies Corp.	21,200	459,050
Hokuhoku Financial Group, Inc.	755,000	1,728,709
Hoya Corp.	12,500	409,399
Iida Group Holdings Co., Ltd.	81,200	1,270,330
ITOCHU Corp.	36,600	386,907
Iyo Bank Ltd./The	67,800	779,409
Japan Airlines Co., Ltd.	5,800	205,233
JFE Holdings, Inc.	82,500	1,083,551
JTEKT Corp.	37,900	530,638
Kansai Electric Power Co., Inc./The †	69,100	768,200
KDDI Corp.	49,800	1,114,679
Kobe Steel Ltd.	300,000	325,282
Koito Manufacturing Co., Ltd.	36,600	1,195,956
Konica Minolta, Inc.	94,700	997,642
Mabuchi Motor Co., Ltd.	4,600	199,730

	SHARES	VALUE (Note 4)
Japan - 33.9% (continued)
Mazda Motor Corp.	8,800	$139,051
Medipal Holdings Corp.	25,500	404,608
MEIJI Holdings Co., Ltd.	4,800	351,987
Minebea Co., Ltd.	68,000	721,847
Mitsubishi Chemical Holdings Corp.	155,600	812,479
Mitsubishi Electric Corp.	126,000	1,154,228
Mitsubishi UFJ Financial Group, Inc.	855,900	5,171,553
Mitsubishi UFJ Lease & Finance Co., Ltd.	30,400	133,926
Mitsui Chemicals, Inc.	74,000	237,168
Mixi, Inc.	19,400	663,927
Mizuho Financial Group, Inc.	1,067,500	1,996,868
MS&AD Insurance Group Holdings, Inc.	41,200	1,105,391
Murata Manufacturing Co., Ltd.	16,500	2,131,380
Nexon Co., Ltd.	80,400	1,074,914
Nippon Express Co., Ltd.	36,000	172,021
Nippon Telegraph & Telephone Corp.	42,400	1,493,482
Nishi-Nippon City Bank Ltd./The	149,000	409,422
Nissan Motor Co., Ltd.	150,700	1,385,626
Nitto Denko Corp.	23,000	1,377,533
NOK Corp.	34,600	748,595
Nomura Holdings, Inc.	447,100	2,595,132
NSK Ltd.	70,900	687,236
ORIX Corp.	161,700	2,085,824
Otsuka Holdings Co., Ltd.	7,700	245,873
Panasonic Corp.	199,800	2,022,001
Rohm Co., Ltd.	5,400	240,139
Seiko Epson Corp.	25,500	360,724
Sekisui House Ltd.	23,200	363,403
Shimadzu Corp.	31,000	447,555
Shinsei Bank Ltd.	48,000	98,671
Shionogi & Co., Ltd.	15,600	559,185
Sompo Japan Nipponkoa Holdings, Inc.	52,200	1,516,141
Sony Corp.	100,300	2,458,566
Sumitomo Chemical Co., Ltd.	193,000	975,949
Sumitomo Heavy Industries Ltd.	177,000	701,379
Sumitomo Mitsui Financial Group, Inc.	92,300	3,500,045
Sumitomo Mitsui Trust Holdings, Inc.	94,000	344,514
Sumitomo Rubber Industries Ltd.	32,800	455,303
Suzuki Motor Corp.	24,000	737,999
T&D Holdings, Inc.	76,700	905,970
Taiyo Nippon Sanso Corp.	34,800	330,605
TDK Corp.	18,200	1,029,353
Teijin Ltd.	149,000	452,585
Tohoku Electric Power Co., Inc.	101,600	1,376,836
Tokio Marine Holdings, Inc.	37,200	1,389,792
Tokyo Electric Power Co., Inc. †	339,600	2,268,402
TOTO Ltd.	7,500	233,727
Toyota Motor Corp.	146,400	8,571,415
West Japan Railway Co.	2,200	137,887
Yamaguchi Financial Group, Inc.	72,000	882,575
Yamaha Corp.	47,700	1,056,468
Yamaha Motor Co., Ltd.	71,900	1,446,503
Yokohama Rubber Co., Ltd./The	12,600	222,228

		96,890,397

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR INTERNATIONAL MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Netherlands - 3.5%
Aegon NV	80,835	$463,520
Boskalis Westminster	6,484	283,821
ING Groep NV CVA	296,462	4,200,131
Koninklijke Ahold NV	148,126	2,889,648
NN Group NV	8,857	254,260
Randstad Holding NV	15,241	910,967
Wolters Kluwer NV	29,685	915,466

		9,917,813

Portugal - 0.0% (a)
Jeronimo Martins SGPS SA	9,943	134,194

Singapore - 2.3%
CapitaLand Commercial Trust Ltd. REIT	273,500	258,225
ComfortDelGro Corp. Ltd.	430,600	869,890
DBS Group Holdings Ltd.	150,700	1,720,141
Oversea-Chinese Banking Corp. Ltd.	317,400	1,965,430
United Overseas Bank Ltd.	87,900	1,147,720
Yangzijiang Shipbuilding Holdings Ltd.	680,400	544,050

		6,505,456

South Africa - 0.2%
Investec PLC	20,356	155,864
Mondi PLC	24,564	514,841

		670,705

Spain - 1.3%
Endesa SA	27,800	586,257
Ferrovial SA	53,482	1,279,298
Gas Natural SDG SA	19,740	385,170
Iberdrola SA	100,533	669,874
Mapfre SA	101,215	264,661
Telefonica SA	42,738	518,497

		3,703,757

Sweden - 1.6%
Boliden AB	8,737	136,805
Electrolux AB, Series B	19,837	560,530
Husqvarna AB, B Shares	15,781	103,497
Investor AB, B Shares	5,717	196,442
L E Lundbergforetagen AB, B Shares	3,259	157,462
Nordea Bank AB	90,479	1,009,431
Securitas AB, B Shares	95,343	1,166,052
Tele2 AB, B Shares	104,476	1,018,913
Telefonaktiebolaget LM Ericsson, B Shares	28,109	275,739

		4,624,871

Switzerland - 5.1%
Actelion Ltd. †	2,738	347,989
Baloise Holding AG	21,167	2,425,824
Credit Suisse Group AG †	31,534	757,978
Givaudan SA †	692	1,125,997
Swiss Life Holding AG †	8,990	2,005,356
Swiss Re AG	41,311	3,544,366
Swisscom AG	984	491,082
Zurich Insurance Group AG †	15,424	3,786,689

		14,485,281

	SHARES	VALUE (Note 4)
United Kingdom - 14.7%
3i Group PLC	125,998	$890,036
AstraZeneca PLC	7,394	468,917
Aviva PLC	212,707	1,454,825
BAE Systems PLC	225,156	1,526,242
Barclays PLC	536,995	1,987,307
Barratt Developments PLC	66,926	653,732
British Land Co. PLC/The REIT	80,014	1,016,149
BT Group PLC	680,887	4,333,536
Direct Line Insurance Group PLC	548,063	3,109,796
Dixons Carphone PLC	216,907	1,394,061
Fiat Chrysler Automobiles NV †	172,057	2,236,319
Hammerson PLC REIT	43,773	413,334
HSBC Holdings PLC	140,660	1,061,099
Imperial Tobacco Group PLC	42,158	2,179,519
International Consolidated Airlines Group SA †	117,893	1,056,199
Intu Properties PLC REIT	169,532	846,176
Kingfisher PLC	79,861	433,824
Land Securities Group PLC REIT	27,580	525,784
Legal & General Group PLC	187,218	675,066
Marks & Spencer Group PLC	185,873	1,410,920
National Grid PLC	234,105	3,260,414
Next PLC	2,690	310,001
Persimmon PLC †	34,106	1,038,063
Prudential PLC	33,550	707,789
Royal Mail PLC	70,610	490,622
Sage Group PLC/The	71,455	540,598
Shire PLC	24,004	1,640,961
Sky PLC	12,241	193,665
Taylor Wimpey PLC	222,177	658,261
Vodafone Group PLC	1,019,317	3,215,013
William Hill PLC	67,084	356,795
WPP PLC	95,069	1,979,244

		42,064,267

TOTAL COMMON STOCKS (cost $299,830,756)		275,377,411

EXCHANGE-TRADED FUNDS (ETF) - 2.5%

United States - 2.5%
iShares MSCI EAFE ETF (1)
(cost $7,403,564)	127,839	7,327,731

MONEY MARKET FUNDS - 1.1%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (b)
(cost $3,009,087)	3,009,087	3,009,087

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 99.9% (cost $310,243,407)		285,714,229

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		253,840

NET ASSETS - 100.0%		$285,968,069

†	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	Represents annualized seven-day yield as of the close of the reporting period.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR INTERNATIONAL MULTI-STYLE FUND

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

CVA - Dutch Certificate of Shares

REIT - Real Estate Investment Trust

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$60,836,396	21.3%
Consumer Staples	14,411,928	5.0
Energy	114,149	0.0 (a)
Exchange-Traded Funds	7,327,731	2.5
Financials	114,109,910	40.0
Health Care	6,711,838	2.3
Industrials	22,682,557	7.9
Information Technology	13,586,802	4.8
Materials	10,564,047	3.7
Telecommunication Services	21,391,250	7.5
Utilities	10,968,534	3.8
Money Market Funds	3,009,087	1.1

Total Investments In Securities, At Value	285,714,229	99.9
Other Assets in Excess of Liabilities	253,840	0.1

Net Assets	$285,968,069	100.0%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR EMERGING MULTI-STYLE FUND

COMMON STOCKS - 95.3%	SHARES	VALUE (Note 4)
Brazil - 3.0%
Banco do Brasil SA (1)	21,500	$81,510
BRF SA ADR (1)	10,238	182,134
Cia Paranaense de Energia ADR (1)(a)	15,535	127,542
EDP - Energias do Brasil SA (1)	142,800	419,990
Equatorial Energia SA (1)	37,800	323,986
Fibria Celulose SA ADR (1)(a)	69,981	948,942
Itau Unibanco Holding SA ADR (1)	109,590	725,486
JBS SA (1)	282,600	1,196,835
Lojas Renner SA (1)	128,500	600,931
Porto Seguro SA (1)	67,900	513,810
Telefonica Brasil SA ADR (1)	62,647	571,967

		5,693,133

Chile - 0.9%
Corpbanca SA (1)	46,916,638	413,264
Enersis SA ADR (1)	108,155	1,367,079

		1,780,343

China - 27.9%
Agricultural Bank of China Ltd., H Shares	3,998,000	1,518,418
Air China Ltd., H Shares	130,000	102,964
Anhui Conch Cement Co., Ltd., H Shares	112,000	331,128
ANTA Sports Products Ltd.	231,000	599,632
Bank of China Ltd., H Shares	11,625,000	5,013,082
Bank of Communications Co., Ltd., H Shares (a)	2,371,000	1,652,691
Beijing Capital International Airport Co., Ltd., H Shares	414,000	386,972
Belle International Holdings Ltd.	965,000	839,240
China Cinda Asset Management Co., Ltd., H Shares	398,000	138,401
China CITIC Bank Corp. Ltd., H Shares †	1,306,000	760,487
China Construction Bank Corp., H Shares	10,009,000	6,679,332
China Everbright Bank Co., Ltd., H Shares	1,811,000	791,307
China Galaxy Securities Co., Ltd., H Shares (a)	934,000	661,688
China Life Insurance Co., Ltd., H Shares	275,000	958,204
China Merchants Bank Co., Ltd., H Shares	1,261,000	3,073,442
China Minsheng Banking Corp. Ltd., H Shares	2,766,000	2,563,849
China National Building Material Co., Ltd., H Shares	256,000	148,331
China Railway Construction Corp. Ltd., H Shares (a)	190,000	281,077
China Railway Group Ltd., H Shares	294,000	268,531
China Southern Airlines Co., Ltd., H Shares	950,000	696,164
China Telecom Corp. Ltd., H Shares	1,874,000	907,987
China Vanke Co., Ltd., H Shares	616,300	1,324,024
Chongqing Rural Commercial Bank Co., Ltd., H Shares	1,090,000	619,724
CNOOC Ltd. ADR (1)	21,502	2,216,426
Country Garden Holdings Co., Ltd.	1,939,000	702,521
Evergrande Real Estate Group Ltd. (a)	1,377,000	786,863
Geely Automobile Holdings Ltd.	1,665,000	798,061
GOME Electrical Appliances Holding Ltd. (a)	999,000	152,537
Great Wall Motor Co., Ltd., H Shares	270,000	301,262
Huadian Power International Corp. Ltd., H Shares	948,000	743,839

	SHARES	VALUE (Note 4)
China - 27.9% (continued)
Huaneng Power International, Inc., H Shares	414,000	$448,265
Industrial & Commercial Bank of China Ltd., H Shares	10,417,000	6,017,943
Longfor Properties Co., Ltd.	361,500	457,730
New China Life Insurance Co., Ltd., H Shares	94,500	409,635
People’s Insurance Co. Group of China Ltd./The, H Shares	1,436,000	704,731
PICC Property & Casualty Co., Ltd., H Shares	510,000	998,933
Ping An Insurance Group Co. of China Ltd., H Shares (a)	1,075,500	5,374,258
Shui On Land Ltd.	1,601,500	369,680
Sihuan Pharmaceutical Holdings Group Ltd. (3)(b)	24,000	13,254
Sino-Ocean Land Holdings Ltd.	1,119,500	612,647
Sinopec Shanghai Petrochemical Co., Ltd., H Shares †	186,000	71,321
Sunac China Holdings Ltd.	817,000	428,592
Zhejiang Expressway Co., Ltd., H Shares	50,000	54,617
ZHuzhou CSR Times Electric Co., Ltd., H Shares (a)	31,500	234,393
ZTE Corp., H Shares	226,000	516,931

		52,731,114

Hong Kong - 8.9%
China Everbright Ltd.	352,000	808,437
China Jinmao Holdings Group Ltd.	1,746,000	441,626
China Mobile Ltd. ADR (1)	136,238	8,106,161
China Overseas Land & Investment Ltd. (a)	592,000	1,799,905
China Power International Development Ltd.	1,108,000	722,751
China Resources Land Ltd.	494,000	1,166,491
China Resources Power Holdings Co., Ltd.	176,000	404,074
China Taiping Insurance Holdings Co., Ltd. †	276,000	863,774
China Unicom Hong Kong Ltd.	222,000	282,426
CITIC Ltd.	149,000	272,032
Far East Horizon Ltd.	778,000	604,168
Nine Dragons Paper Holdings Ltd.	111,000	57,895
Shimao Property Holdings Ltd.	270,000	408,015
Sino Biopharmaceutical Ltd. (a)	348,000	430,949
Yuexiu Property Co., Ltd.	2,648,000	436,206

		16,804,910

Hungary - 1.7%
MOL Hungarian Oil & Gas PLC	20,830	907,743
OTP Bank PLC	76,262	1,472,136
Richter Gedeon Nyrt	56,249	894,275

		3,274,154

India - 1.1%
Infosys Ltd. ADR (1)	7,302	139,395
Reliance Industries Ltd. GDR 144A (c)	5,256	136,713
State Bank of India GDR	30,701	1,117,997
Tata Motors Ltd. ADR (1)†	33,556	755,010

		2,149,115

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR EMERGING MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Indonesia - 0.6%
Adaro Energy Tbk PT	1,770,700	$64,935
Bank Negara Indonesia Persero Tbk PT	1,005,100	284,739
Lippo Karawaci Tbk PT	2,784,300	215,076
Telekomunikasi Indonesia Persero Tbk PT	656,800	118,619
United Tractors Tbk PT	340,700	407,856

		1,091,225

Korea, Republic of - 16.8%
Amorepacific Corp.	1,490	485,544
AMOREPACIFIC Group	3,820	527,568
BGF retail Co., Ltd.	895	152,869
BNK Financial Group, Inc.	61,117	708,640
CJ Corp.	3,538	790,025
Daewoo Securities Co., Ltd.	70,177	711,004
Dongbu Insurance Co., Ltd.	15,741	816,389
Hankook Tire Co., Ltd.	4,248	142,211
Hanwha Chemical Corp.	19,280	353,539
Hanwha Corp.	22,869	753,243
Hanwha Life Insurance Co., Ltd.	111,489	768,211
Hyosung Corp.	8,313	794,080
Hyundai Department Store Co., Ltd.	2,189	248,059
Hyundai Development Co.-Engineering & Construction	11,197	517,057
Hyundai Marine & Fire Insurance Co., Ltd.	26,623	679,276
Hyundai Steel Co.	10,160	442,859
Industrial Bank of Korea	32,025	368,839
Kangwon Land, Inc.	4,166	148,899
KB Financial Group, Inc.	42,476	1,262,588
Kia Motors Corp.	4,270	193,564
Korea Electric Power Corp.	31,494	1,298,462
Korea Investment Holdings Co., Ltd.	10,272	531,278
Korean Air Lines Co., Ltd. †	27,147	719,515
KT Corp. †	4,013	104,284
KT&G Corp.	3,537	333,063
LG Corp.	4,009	206,404
LG Display Co., Ltd.	41,979	801,422
LG Household & Health Care Ltd.	1,293	935,730
LG Innotek Co., Ltd.	933	69,621
LG Uplus Corp.	86,590	886,319
Lotte Chemical Corp.	4,250	973,920
Mirae Asset Securities Co., Ltd.	30,300	717,079
NCSoft Corp.	2,521	403,065
NH Investment & Securities Co., Ltd.	42,254	357,223
Samsung Card Co., Ltd.	19,495	596,969
Samsung Electro-Mechanics Co., Ltd.	3,089	168,358
Samsung Electronics Co., Ltd. GDR	13,758	6,506,545
Samsung Fire & Marine Insurance Co., Ltd.	1,936	457,171
Samsung Life Insurance Co., Ltd.	7,722	645,754
Samsung Securities Co., Ltd.	7,210	278,288
Shinhan Financial Group Co., Ltd.	2,168	75,819
Shinsegae Co., Ltd.	1,867	373,839
SK Hynix, Inc.	50,511	1,440,600
SK Innovation Co., Ltd. †	9,545	794,986
SK Telecom Co., Ltd. ADR (1)	18,156	443,006
S-Oil Corp.	14,796	787,325

		31,770,509

	SHARES	VALUE (Note 4)
Malaysia - 0.7%
Tenaga Nasional Bhd	351,000	$959,998
YTL Corp. Bhd	994,100	362,029

		1,322,027

Malta - 0.6%
Brait SE †(a)	107,096	1,088,088

Mexico - 0.2%
Gruma SAB de CV, Class B (1)	26,000	361,126

Peru - 0.1%
Cia de Minas Buenaventura SAA ADR (1)	20,169	120,207
Credicorp Ltd. (1)	763	81,153

		201,360

Poland - 2.6%
Enea SA	150,273	534,471
Energa SA	141,692	628,862
Eurocash SA	15,883	187,057
Grupa Azoty SA †	18,433	429,896
Grupa Lotos SA †	33,046	243,046
KGHM Polska Miedz SA	22,783	492,147
Orange Polska SA	81,312	155,447
PGE Polska Grupa Energetyczna SA	38,935	138,340
Polski Koncern Naftowy Orlen SA	58,658	1,024,154
Polskie Gornictwo Naftowe i Gazownictwo SA	502,564	863,929
Tauron Polska Energia SA	154,234	133,220

		4,830,569

Russia - 2.2%
MMC Norilsk Nickel PJSC ADR	92,772	1,333,037
Severstal PAO GDR	135,930	1,442,377
Sistema JSFC GDR	21,171	146,296
Tatneft PAO ADR	36,704	1,029,282
Uralkali PJSC GDR †	17,699	262,941

		4,213,933

South Africa - 7.1%
Bidvest Group Ltd./The	4,794	113,141
Capitec Bank Holdings Ltd.	16,334	591,159
Discovery Ltd.	15,232	151,545
FirstRand Ltd.	105,245	373,988
Foschini Group Ltd./The	11,876	120,605
Gold Fields Ltd. ADR (1)	80,727	214,734
Growthpoint Properties Ltd. REIT	48,888	90,580
Hyprop Investments Ltd. REIT	78,950	687,667
Investec Ltd.	116,850	894,321
Liberty Holdings Ltd.	57,907	529,069
MMI Holdings Ltd.	287,737	495,095
Mondi Ltd.	48,473	1,016,350
MTN Group Ltd.	102,681	1,320,406
Netcare Ltd.	279,934	735,023
Redefine Properties Ltd. REIT	704,107	595,159
Resilient Property Income Fund Ltd. REIT	80,551	674,999
Sappi Ltd. †	110,582	339,592
SPAR Group Ltd./The	40,344	539,735
Standard Bank Group Ltd.	89,349	872,420

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR EMERGING MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
South Africa - 7.1% (continued)
Steinhoff International Holdings Ltd.	189,969	$1,166,494
Telkom SA SOC Ltd.	193,376	929,730
Truworths International Ltd.	103,789	637,784
Woolworths Holdings Ltd.	39,876	279,083

		13,368,679

Taiwan - 17.0%
Advanced Semiconductor Engineering, Inc.	652,000	710,410
Asustek Computer, Inc.	63,000	541,674
AU Optronics Corp.	2,830,000	837,868
Casetek Holdings Ltd.	159,000	679,889
Catcher Technology Co., Ltd.	109,000	1,165,287
Cathay Financial Holding Co., Ltd.	625,200	856,304
Chailease Holding Co., Ltd.	344,240	541,253
Chicony Electronics Co., Ltd.	109,545	253,243
China Airlines Ltd. †	2,136,000	732,298
China Development Financial Holding Corp.	2,034,000	548,706
China Life Insurance Co., Ltd./Taiwan	1,276,500	972,380
Compal Electronics, Inc.	451,000	256,183
CTBC Financial Holding Co., Ltd.	1,231,259	636,475
E.Sun Financial Holding Co., Ltd.	594,000	350,119
Eva Airways Corp. †	1,340,000	751,765
Evergreen Marine Corp. Taiwan Ltd.	314,110	132,700
Far EasTone Telecommunications Co., Ltd.	282,000	608,186
Feng TAY Enterprise Co., Ltd.	29,870	186,167
Foxconn Technology Co., Ltd.	334,613	961,775
Fubon Financial Holding Co., Ltd.	1,094,000	1,712,592
Hon Hai Precision Industry Co., Ltd.	861,630	2,250,966
Innolux Corp.	2,982,000	933,917
Inotera Memories, Inc. †	460,000	289,178
Inventec Corp.	536,000	255,393
Largan Precision Co., Ltd.	2,000	156,090
Mega Financial Holding Co., Ltd.	643,000	446,647
Novatek Microelectronics Corp.	161,000	505,474
Pegatron Corp.	452,000	1,106,176
Pou Chen Corp.	579,000	870,993
Powertech Technology, Inc.	412,000	746,357
Realtek Semiconductor Corp.	150,000	255,372
Shin Kong Financial Holding Co., Ltd.	2,857,786	679,684
Siliconware Precision Industries Co., Ltd.	80,000	99,733
SinoPac Financial Holdings Co., Ltd.	1,107,841	351,173
Taiwan Business Bank †	679,106	168,783
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (1)	286,859	5,952,324
Transcend Information, Inc.	136,000	343,857
Uni-President Enterprises Corp.	173,000	300,423
United Microelectronics Corp.	2,122,000	697,045
Wan Hai Lines Ltd.	1,249,000	790,778
Wistron Corp.	375,192	196,182
WPG Holdings Ltd.	193,000	186,451
Yang Ming Marine Transport Corp. †	339,000	98,476
Zhen Ding Technology Holding Ltd.	318,000	911,522

		32,028,268

	SHARES	VALUE (Note 4)
Thailand - 2.1%
Bangkok Bank PCL NVDR	34,600	$152,851
Delta Electronics Thailand PCL NVDR	263,100	638,749
IRPC PCL NVDR	4,761,300	495,084
Kasikornbank PCL NVDR	24,100	113,838
Krung Thai Bank PCL NVDR	257,900	121,744
PTT Global Chemical PCL NVDR	468,100	695,402
PTT PCL NVDR	129,000	856,659
Siam Commercial Bank PCL/The NVDR	15,400	56,997
Thai Oil PCL NVDR	217,500	317,072
Thai Union Group PCL NVDR	860,800	437,169
TMB Bank PCL NVDR	2,246,000	150,007

		4,035,572

Turkey - 1.8%
Eregli Demir ve Celik Fabrikalari TAS	666,486	822,723
TAV Havalimanlari Holding AS	90,246	709,130
Turk Hava Yollari AO †	349,815	922,920
Turk Telekomunikasyon AS	142,535	281,324
Turkiye Sise ve Cam Fabrikalari AS	404,528	383,985
Turkiye Vakiflar Bankasi Tao, Class D	174,592	221,332

		3,341,414

TOTAL COMMON STOCKS (cost $214,015,897)		180,085,539

PREFERRED STOCKS - 1.3%

Brazil - 1.2%
Banco do Estado do Rio Grande do Sul SA, Series B (1)	142,800	200,990
Braskem SA, Class A (1)	40,700	172,060
Cia Energetica de Sao Paulo, Series B (1)	149,300	572,797
Itausa - Investimentos Itau SA (1)	55,310	99,612
Suzano Papel e Celulose SA, Series A (1)	223,800	1,088,940

		2,134,399

Chile - 0.1%
Embotelladora Andina SA, Series B (1)	70,097	242,608

TOTAL PREFERRED STOCKS (cost $3,031,698)		2,377,007

EXCHANGE-TRADED FUNDS (ETF) - 1.7%

United States - 1.7%
iShares MSCI Emerging Markets ETF (1)(a)
(cost $3,289,317)	100,856	3,306,059

RIGHTS - 0.1%

Korea, Republic of - 0.1%
Mirae Asset Securities Co., Ltd. †
(cost $160,994)	21,962	96,372

MONEY MARKET FUNDS - 1.6%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (d)
(cost $3,067,339)	3,067,339	3,067,339

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR EMERGING MULTI-STYLE FUND

SECURITIES LENDING COLLATERAL - 3.7%	SHARES	VALUE (Note 4)
Money Market Funds - 3.7%
Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank Dreyfus Treasury Cash Management, 0.010% (d)(e)
(cost $6,988,846)	6,988,846	$6,988,846

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 103.7% (cost $230,554,091)		195,921,162

LIABILITIES IN EXCESS OF OTHER ASSETS - (3.7%)		(6,931,822)

NET ASSETS - 100.0%		$188,989,340

†	Non-income producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $6,800,176; cash collateral of $6,988,846 was received with which the Fund purchased a money market fund.
(b)	Security fair valued as of September 30, 2015 using procedures approved by the Board of Trustees. The total value of positions fair valued was $13,254 or 0.0% of total net assets.
(c)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund Advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(d)	Represents annualized seven-day yield as of the close of the reporting period.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

144A - Restricted Security

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-Voting Depositary Receipt

REIT - Real Estate Investment Trust

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$8,414,369	4.5%
Consumer Staples	5,881,862	3.1
Energy	9,737,355	5.2
Exchange-Traded Funds	3,306,059	1.7
Financials	78,548,455	41.5
Health Care	2,073,501	1.1
Industrials	9,572,799	5.1
Information Technology	30,977,049	16.4
Materials	13,305,665	7.0
Telecommunication Services	14,862,158	7.9
Utilities	9,185,705	4.9
Money Market Funds	3,067,339	1.6
Securities Lending Collateral	6,988,846	3.7

Total Investments In Securities, At Value	195,921,162	103.7
Liabilities in Excess of Other Assets	(6,931,822)	(3.7)

Net Assets	$188,989,340	100.0%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR TM LARGE CAP MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
COMMON STOCKS - 92.5%
Consumer Discretionary - 17.4%
Advance Auto Parts, Inc.	278	$52,689
Amazon.com, Inc. †	339	173,531
AMC Networks, Inc., Class A †	399	29,195
AutoZone, Inc. †	177	128,118
Bed Bath & Beyond, Inc. †	992	56,564
Best Buy Co., Inc.	2,916	108,242
Brinker International, Inc.	203	10,692
Brunswick Corp.	166	7,950
Carnival Corp.	1,856	92,243
Carter’s, Inc.	223	20,213
Coach, Inc.	387	11,196
Comcast Corp., Class A	4,269	242,821
Delphi Automotive PLC (United Kingdom)	1,090	82,883
Dick’s Sporting Goods, Inc.	545	27,037
Dillard’s, Inc., Class A	161	14,070
Dollar General Corp.	1,682	121,844
Dollar Tree, Inc. †	1,439	95,924
Domino’s Pizza, Inc.	205	22,121
DR Horton, Inc.	2,321	68,144
DSW, Inc., Class A	458	11,592
Expedia, Inc.	761	89,554
Foot Locker, Inc.	1,078	77,584
GameStop Corp., Class A	831	34,245
Gap, Inc./The	2,043	58,225
Gentex Corp.	1,050	16,275
GNC Holdings, Inc., Class A	586	23,686
Goodyear Tire & Rubber Co./The	3,821	112,070
Graham Holdings Co., Class B	32	18,464
Groupon, Inc. †	4,303	14,028
H&R Block, Inc.	760	27,512
Hanesbrands, Inc.	537	15,541
Harman International Industries, Inc.	305	29,277
Hasbro, Inc.	808	58,289
Home Depot, Inc./The	4,287	495,106
John Wiley & Sons, Inc., Class A	191	9,556
Kohl’s Corp.	1,260	58,351
L Brands, Inc.	1,789	161,242
Lear Corp.	995	108,236
Leggett & Platt, Inc.	735	30,319
Lowe’s Cos., Inc.	4,086	281,607
lululemon athletica, Inc. (Canada) †	163	8,256
Macy’s, Inc.	1,862	95,558
Michaels Cos., Inc./The †	950	21,945
Mohawk Industries, Inc. †	638	115,982
NIKE, Inc., Class B	3,172	390,061
Nordstrom, Inc.	416	29,831
NVR, Inc. †	22	33,555
O’Reilly Automotive, Inc. †	529	132,250
PVH Corp.	300	30,582
Ross Stores, Inc.	2,320	112,450
Royal Caribbean Cruises Ltd.	477	42,496
Sally Beauty Holdings, Inc. †	764	18,145
Skechers U.S.A., Inc., Class A †	523	70,124
Staples, Inc.	4,220	49,501
Target Corp.	2,827	222,372
TEGNA, Inc.	2,723	60,968

	SHARES	VALUE (Note 4)
Consumer Discretionary - 17.4% (continued)
Time Warner, Inc.	625	$42,969
TJX Cos., Inc./The	3,435	245,328
Tractor Supply Co.	503	42,413
Ulta Salon Cosmetics & Fragrance, Inc. †	220	35,937
Whirlpool Corp.	728	107,205
Williams-Sonoma, Inc.	131	10,002
Wyndham Worldwide Corp.	177	12,726

		5,026,892

Consumer Staples - 7.8%
Altria Group, Inc.	3,339	181,642
Archer-Daniels-Midland Co.	2,074	85,967
Bunge Ltd.	433	31,739
ConAgra Foods, Inc.	1,501	60,805
Costco Wholesale Corp.	1,558	225,240
Coty, Inc., Class A	1,581	42,782
CVS Health Corp.	3,878	374,149
Dr Pepper Snapple Group, Inc.	366	28,932
Edgewell Personal Care Co.	116	9,466
Hormel Foods Corp.	219	13,865
Ingredion, Inc.	190	16,589
Kroger Co./The	4,553	164,227
Molson Coors Brewing Co., Class B	148	12,287
Monster Beverage Corp. †	728	98,382
Nu Skin Enterprises, Inc., Class A	196	8,091
PepsiCo, Inc.	1,495	140,978
Pilgrim’s Pride Corp.	1,833	38,090
Pinnacle Foods, Inc.	290	12,145
Reynolds American, Inc.	1,176	52,062
Rite Aid Corp. †	8,864	53,804
Tyson Foods, Inc., Class A	1,510	65,081
Walgreens Boots Alliance, Inc.	3,060	254,286
Wal-Mart Stores, Inc.	4,099	265,779
Whole Foods Market, Inc.	521	16,490

		2,252,878

Energy - 1.5%
HollyFrontier Corp.	258	12,601
Marathon Petroleum Corp.	3,070	142,233
Tesoro Corp.	1,257	122,231
Valero Energy Corp.	2,633	158,243

		435,308

Financials - 24.9%
ACE Ltd. (Switzerland)	509	52,631
Aflac, Inc.	1,459	84,812
Alleghany Corp. †	35	16,384
Allstate Corp./The	2,508	146,066
American Financial Group, Inc.	203	13,989
American International Group, Inc.	6,276	356,602
Ameriprise Financial, Inc.	577	62,968
AmTrust Financial Services, Inc.	590	37,158
Aon PLC (United Kingdom)	102	9,038
Arch Capital Group Ltd. †	833	61,200
Assurant, Inc.	107	8,454
Assured Guaranty Ltd.	2,506	62,650
Axis Capital Holdings Ltd.	268	14,397

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR TM LARGE CAP MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Financials - 24.9% (continued)
Bank of America Corp.	25,174	$392,211
Bank of New York Mellon Corp./The	4,761	186,393
BB&T Corp.	1,189	42,328
Berkshire Hathaway, Inc., Class B †	5,451	710,810
BlackRock, Inc.	335	99,652
Capital One Financial Corp.	2,978	215,965
CBRE Group, Inc., Class A †	1,265	40,480
Citigroup, Inc.	11,940	592,343
Credit Acceptance Corp. †	172	33,862
Discover Financial Services	292	15,181
E*TRADE Financial Corp. †	310	8,162
East West Bancorp, Inc.	212	8,145
Endurance Specialty Holdings Ltd.	215	13,121
Everest Re Group Ltd.	373	64,656
Fifth Third Bancorp	645	12,197
First Horizon National Corp.	841	11,925
First Republic Bank/CA	131	8,223
FNF Group	1,364	48,381
Goldman Sachs Group, Inc./The	1,895	329,275
Hanover Insurance Group, Inc./The	150	11,655
Hartford Financial Services Group, Inc./The	2,364	108,224
Huntington Bancshares, Inc.	1,183	12,540
Intercontinental Exchange, Inc.	134	31,489
Jones Lang LaSalle, Inc.	227	32,636
JPMorgan Chase & Co.	11,837	721,702
KeyCorp	962	12,516
Lincoln National Corp.	1,291	61,271
Macerich Co./The REIT	480	36,874
Markel Corp. †	29	23,254
Mercury General Corp.	236	11,920
MetLife, Inc.	6,169	290,868
Morgan Stanley	7,466	235,179
Nasdaq, Inc.	202	10,773
Navient Corp.	905	10,172
PNC Financial Services Group, Inc./The	2,335	208,282
Popular, Inc.	271	8,192
Principal Financial Group, Inc.	511	24,191
Progressive Corp./The	3,511	107,577
Prudential Financial, Inc.	1,165	88,785
Raymond James Financial, Inc.	214	10,621
Regions Financial Corp.	1,367	12,317
Reinsurance Group of America, Inc.	116	10,508
RenaissanceRe Holdings Ltd.	126	13,396
State Street Corp.	1,751	117,685
SunTrust Banks, Inc.	2,550	97,512
Travelers Cos., Inc./The	2,362	235,090
US Bancorp	2,718	111,465
Validus Holdings Ltd.	526	23,707
Wells Fargo & Co.	13,698	703,392
White Mountains Insurance Group Ltd.	20	14,946
WR Berkley Corp.	502	27,294
XL Group PLC (Ireland)	396	14,383

		7,200,075

Health Care - 10.2%
AbbVie, Inc.	796	43,310
Aetna, Inc.	1,738	190,155
AmerisourceBergen Corp.	742	70,483

	SHARES	VALUE (Note 4)
Health Care - 10.2% (continued)
Amgen, Inc.	1,887	$261,010
Anthem, Inc.	1,305	182,700
Becton Dickinson and Co.	367	48,686
Biogen, Inc. †	218	63,615
Boston Scientific Corp. †	1,552	25,468
Celgene Corp. †	710	76,801
Centene Corp. †	1,095	59,382
Community Health Systems, Inc. †	480	20,530
Edwards Lifesciences Corp. †	503	71,511
Eli Lilly & Co.	543	45,444
Express Scripts Holding Co. †	1,813	146,780
Gilead Sciences, Inc.	3,890	381,959
HCA Holdings, Inc. †	2,039	157,737
LifePoint Health, Inc. †	137	9,713
McKesson Corp.	373	69,016
Medtronic PLC (Ireland)	174	11,648
Mettler-Toledo International, Inc. †	34	9,681
Pfizer, Inc.	13,882	436,034
Quest Diagnostics, Inc.	473	29,075
Quintiles Transnational Holdings, Inc. †	285	19,827
ResMed, Inc.	187	9,530
United Therapeutics Corp. †	96	12,599
UnitedHealth Group, Inc.	3,368	390,722
Universal Health Services, Inc., Class B	356	44,432
VCA, Inc. †	215	11,320
Zimmer Biomet Holdings, Inc.	100	9,393
Zoetis, Inc.	734	30,226

		2,938,787

Industrials - 9.4%
3M Co.	1,376	195,076
A. O. Smith Corp.	464	30,248
Acuity Brands, Inc.	326	57,239
ADT Corp./The	558	16,684
AGCO Corp.	843	39,309
Alaska Air Group, Inc.	794	63,083
AMERCO	54	21,247
American Airlines Group, Inc.	2,199	85,387
Boeing Co./The	1,722	225,496
Cintas Corp.	645	55,309
CSX Corp.	1,978	53,208
Danaher Corp.	840	71,576
Delta Air Lines, Inc.	3,747	168,128
Equifax, Inc.	219	21,282
FedEx Corp.	1,049	151,035
General Dynamics Corp.	1,476	203,614
HD Supply Holdings, Inc. †	2,011	57,555
Huntington Ingalls Industries, Inc.	189	20,251
JetBlue Airways Corp. †	3,641	93,829
Lockheed Martin Corp.	397	82,302
Macquarie Infrastructure Corp.	154	11,498
ManpowerGroup, Inc.	271	22,192
Masco Corp.	3,903	98,278
Northrop Grumman Corp.	1,050	174,248
Owens Corning	417	17,477
Pitney Bowes, Inc.	614	12,188
Robert Half International, Inc.	331	16,934
Rockwell Automation, Inc.	403	40,892

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR TM LARGE CAP MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Industrials - 9.4% (continued)
Snap-on, Inc.	310	$46,791
Southwest Airlines Co.	3,537	134,548
Spirit AeroSystems Holdings, Inc., Class A †	804	38,865
Stanley Black & Decker, Inc.	1,267	122,874
Textron, Inc.	1,163	43,775
Union Pacific Corp.	1,045	92,388
United Continental Holdings, Inc. †	2,183	115,808
Waste Management, Inc.	355	17,683

		2,718,297

Information Technology - 18.5%
Accenture PLC, Class A (Ireland)	630	61,904
Activision Blizzard, Inc.	4,007	123,776
Amdocs Ltd.	901	51,249
Analog Devices, Inc.	785	44,282
Apple, Inc.	13,593	1,499,308
Applied Materials, Inc.	3,002	44,099
ARRIS Group, Inc. †	603	15,660
Avago Technologies Ltd. (Singapore)	538	67,255
Booz Allen Hamilton Holding Corp.	400	10,484
Brocade Communications Systems, Inc.	2,255	23,407
CA, Inc.	968	26,426
Cisco Systems, Inc.	16,210	425,513
Cognizant Technology Solutions Corp., Class A †	938	58,728
Corning, Inc.	3,608	61,769
eBay, Inc. †	6,096	148,986
Electronic Arts, Inc. †	1,986	134,552
EMC Corp.	6,246	150,903
Facebook, Inc., Class A †	123	11,058
Fiserv, Inc. †	889	76,996
Fortinet, Inc. †	230	9,770
Global Payments, Inc.	186	21,340
Harris Corp.	314	22,969
Hewlett-Packard Co.	3,877	99,290
Intel Corp.	14,829	446,946
IPG Photonics Corp. †	440	33,427
Jabil Circuit, Inc.	704	15,749
Juniper Networks, Inc.	2,176	55,945
Lam Research Corp.	901	58,862
Marvell Technology Group Ltd. (2)	1,389	12,570
Micron Technology, Inc. †	4,223	63,261
Microsoft Corp.	8,503	376,343
NetApp, Inc.	1,211	35,846
NVIDIA Corp.	3,836	94,557
ON Semiconductor Corp. †	3,236	30,418
Oracle Corp.	5,252	189,702
PayPal Holdings, Inc. †	1,728	53,637
Qorvo, Inc. †	946	42,617
Rackspace Hosting, Inc. †	452	11,155
Red Hat, Inc. †	670	48,160
Skyworks Solutions, Inc.	1,350	113,684
Synopsys, Inc. †	414	19,119
Teradyne, Inc.	959	17,272
Texas Instruments, Inc.	4,534	224,524
Total System Services, Inc.	483	21,943
VeriSign, Inc. †	424	29,917

	SHARES	VALUE (Note 4)
Information Technology - 18.5% (continued)
Western Digital Corp.	980	$77,851
Western Union Co./The	3,026	55,557
Xerox Corp.	1,248	12,143
Xilinx, Inc.	454	19,250

		5,350,179

Materials - 1.7%
Alcoa, Inc.	1,029	9,940
Avery Dennison Corp.	228	12,898
Ball Corp.	141	8,770
Celanese Corp., Series A	667	39,466
CF Industries Holdings, Inc.	1,069	47,998
Crown Holdings, Inc. †	662	30,287
Dow Chemical Co./The	272	11,533
Graphic Packaging Holding Co.	936	11,972
International Paper Co.	1,582	59,784
LyondellBasell Industries NV, Class A	731	60,936
Reliance Steel & Aluminum Co.	150	8,102
Sealed Air Corp.	925	43,364
Sherwin-Williams Co./The	255	56,809
Steel Dynamics, Inc.	785	13,486
WestRock Co.	1,460	75,102

		490,447

Telecommunication Services - 0.5%
AT&T, Inc.	1,193	38,868
T-Mobile US, Inc. †	2,421	96,380

		135,248

Utilities - 0.6%
American Electric Power Co., Inc.	703	39,973
Consolidated Edison, Inc.	192	12,835
Duke Energy Corp.	162	11,654
Entergy Corp.	157	10,221
Exelon Corp.	1,423	42,263
PG&E Corp.	869	45,883
Pinnacle West Capital Corp.	167	10,711
Public Service Enterprise Group, Inc.	362	15,262

		188,802

TOTAL COMMON STOCKS (cost $28,588,024)		26,736,913

EXCHANGE-TRADED FUNDS (ETF) - 6.0%
SPDR S&P 500 ETF Trust
(cost $1,719,356)	9,039	1,732,144

MONEY MARKET FUNDS - 2.9%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (2)(a)
(cost $848,406)	848,406	848,406

TOTAL INVESTMENTS IN SECURITIES, AT VALUE- 101.4% (cost $31,155,786)		29,317,463

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.4%)		(392,270)

NET ASSETS - 100.0%		$28,925,193

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR TM LARGE CAP MULTI-STYLE FUND

All securities are United States companies, unless noted otherwise in parentheses.

†	Non-income producing security.
(a)	Represents annualized seven-day yield as of the close of the reporting period.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR TM SMALL CAP MULTI-STYLE FUND

COMMON STOCKS - 93.3%	SHARES	VALUE (Note 4)
Consumer Discretionary - 19.4%
1-800-Flowers.com, Inc., Class A †	1,081	$9,837
Abercrombie & Fitch Co., Class A	97	2,055
AMC Entertainment Holdings, Inc., Class A	111	2,796
American Axle & Manufacturing Holdings, Inc. †	391	7,797
American Eagle Outfitters, Inc. (a)	929	14,520
America’s Car-Mart, Inc. †	101	3,342
Asbury Automotive Group, Inc. †	105	8,521
Ascena Retail Group, Inc. †	431	5,995
Barnes & Noble Education, Inc. †	197	2,504
Barnes & Noble, Inc.	313	3,790
Bassett Furniture Industries, Inc.	255	7,102
Big 5 Sporting Goods Corp.	342	3,550
Big Lots, Inc.	342	16,389
Bloomin’ Brands, Inc.	225	4,090
Boyd Gaming Corp. †	306	4,988
Buckle, Inc./The (a)	289	10,684
Build-A-Bear Workshop, Inc. †	332	6,271
Burlington Stores, Inc. †	271	13,832
Caleres, Inc.	294	8,976
Callaway Golf Co.	173	1,445
Capella Education Co.	88	4,358
Carriage Services, Inc.	69	1,490
Carrols Restaurant Group, Inc. †	269	3,201
Cato Corp./The, Class A	176	5,989
Chegg, Inc. †	386	2,783
Cherokee, Inc. †	92	1,428
Chico’s FAS, Inc.	661	10,398
Children’s Place, Inc./The	162	9,343
Citi Trends, Inc.	279	6,523
Columbia Sportswear Co.	85	4,997
Cooper Tire & Rubber Co.	379	14,974
Cooper-Standard Holding, Inc. †	81	4,698
Core-Mark Holding Co., Inc.	91	5,956
Cracker Barrel Old Country Store, Inc. (a)	107	15,759
Culp, Inc.	208	6,671
Deckers Outdoor Corp. †	99	5,748
Denny’s Corp. †	484	5,339
Diamond Resorts International, Inc. †	412	9,637
Drew Industries, Inc.	91	4,969
Entravision Communications Corp., Class A	203	1,348
Ethan Allen Interiors, Inc.	167	4,410
Express, Inc. †	523	9,346
Finish Line, Inc./The, Class A	221	4,265
Flexsteel Industries, Inc.	104	3,250
Francesca’s Holdings Corp. †	304	3,718
Genesco, Inc. †	89	5,079
Gentherm, Inc. †	115	5,166
G-III Apparel Group Ltd. †	274	16,895
Gray Television, Inc. †	304	3,879
Group 1 Automotive, Inc.	114	9,707
Guess?, Inc. (a)	149	3,183
Haverty Furniture Cos., Inc.	164	3,851
Helen of Troy Ltd. †	225	20,092
Hibbett Sports, Inc. †(a)	39	1,365
Hooker Furniture Corp.	196	4,614
Houghton Mifflin Harcourt Co. †	492	9,993
HSN, Inc.	91	5,209
Installed Building Products, Inc. †	123	3,109

	SHARES	VALUE (Note 4)
Consumer Discretionary - 19.4% (continued)
Interval Leisure Group, Inc.	77	$1,414
Isle of Capri Casinos, Inc. †	325	5,668
Jack in the Box, Inc.	113	8,706
JAKKS Pacific, Inc. †(a)	338	2,880
Kirkland’s, Inc.	213	4,588
Lands’ End, Inc. †(a)	162	4,376
La-Z-Boy, Inc.	135	3,586
Libbey, Inc.	134	4,370
LifeLock, Inc. †(a)	279	2,444
Lithia Motors, Inc., Class A	60	6,487
Marcus Corp./The	118	2,282
MarineMax, Inc. †	141	1,992
Marriott Vacations Worldwide Corp.	226	15,400
Mattress Firm Holding Corp. †	79	3,299
Meredith Corp.	236	10,049
Modine Manufacturing Co. †	298	2,345
Motorcar Parts of America, Inc. †	78	2,445
Movado Group, Inc.	188	4,856
Nautilus, Inc. †	308	4,620
New Media Investment Group, Inc.	205	3,169
Nexstar Broadcasting Group, Inc., Class A	27	1,278
Nutrisystem, Inc.	237	6,285
Outerwall, Inc. (a)	132	7,515
Overstock.com, Inc. †	248	4,256
Oxford Industries, Inc.	77	5,689
Papa John’s International, Inc.	80	5,478
Penn National Gaming, Inc. †(a)	407	6,829
Perry Ellis International, Inc. †	293	6,434
PetMed Express, Inc. (a)	310	4,991
Popeyes Louisiana Kitchen, Inc. †	109	6,143
Red Robin Gourmet Burgers, Inc. †	72	5,453
Regis Corp. †	333	4,362
Rent-A-Center, Inc.	199	4,826
Ruby Tuesday, Inc. †	615	3,819
Ruth’s Hospitality Group, Inc.	225	3,654
Scholastic Corp.	202	7,870
Scientific Games Corp., Class A †(a)	134	1,400
Select Comfort Corp. †	331	7,242
Shoe Carnival, Inc.	186	4,427
Shutterfly, Inc. †	104	3,718
Skullcandy, Inc. †	333	1,841
Smith & Wesson Holding Corp. †	343	5,786
Sonic Automotive, Inc., Class A	222	4,533
Sonic Corp.	209	4,797
Speedway Motorsports, Inc.	225	4,061
Sportsman’s Warehouse Holdings, Inc. †	260	3,203
Stage Stores, Inc. (a)	296	2,913
Standard Motor Products, Inc.	135	4,709
Stein Mart, Inc.	204	1,975
Steven Madden Ltd. †	257	9,411
Strattec Security Corp.	47	2,964
Strayer Education, Inc. †	113	6,212
Texas Roadhouse, Inc.	339	12,611
Tilly’s, Inc., A Shares †	302	2,223
Time, Inc.	436	8,306
Tower International, Inc. †	175	4,158
Unifi, Inc. †	88	2,623
Universal Electronics, Inc. †	81	3,404

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR TM SMALL CAP MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Consumer Discretionary - 19.4% (continued)
Wolverine World Wide, Inc.	177	$3,830
World Wrestling Entertainment, Inc., Class A	56	946
ZAGG, Inc. †	774	5,255
Zumiez, Inc. †(a)	185	2,892

		676,522

Consumer Staples - 5.8%
Andersons, Inc./The	46	1,567
Calavo Growers, Inc.	29	1,295
Cal-Maine Foods, Inc. (a)	345	18,840
Casey’s General Stores, Inc.	114	11,733
Central Garden & Pet Co., Class A †	442	7,121
Coca-Cola Bottling Co. Consolidated	72	13,923
Dean Foods Co.	432	7,137
Farmer Bros Co. †	115	3,134
Fresh Del Monte Produce, Inc.	397	15,685
Fresh Market, Inc./The †	199	4,495
HRG Group, Inc. †	592	6,944
Ingles Markets, Inc., Class A	194	9,279
J&J Snack Foods Corp.	61	6,933
John B. Sanfilippo & Son, Inc.	149	7,638
Medifast, Inc. †	127	3,411
MGP Ingredients, Inc.	75	1,201
National Beverage Corp. †	138	4,241
Natural Health Trends Corp. (a)	270	8,824
Omega Protein Corp. †	121	2,053
Revlon, Inc., Class A †	206	6,067
Sanderson Farms, Inc. (a)	161	11,040
SpartanNash Co.	305	7,884
SUPERVALU, Inc. †	1,241	8,910
Universal Corp. (a)	55	2,726
USANA Health Sciences, Inc. †	94	12,599
Vector Group Ltd. (a)	738	16,676
Village Super Market, Inc., Class A	129	3,046

		204,402

Energy - 1.6%
Abraxas Petroleum Corp. †	712	911
Alon USA Energy, Inc.	525	9,487
Delek US Holdings, Inc.	285	7,895
DHT Holdings, Inc.	210	1,558
Green Plains, Inc.	223	4,340
Matrix Service Co. †	192	4,314
Nordic American Tankers Ltd. (Norway)	241	3,663
Panhandle Oil and Gas, Inc., Class A	91	1,471
PHI, Inc. †	57	1,076
REX American Resources Corp. †(a)	104	5,264
Teekay Tankers Ltd., Class A	810	5,589
Western Refining, Inc.	211	9,309

		54,877

Financials - 19.2%
1st Source Corp.	92	2,834
Ambac Financial Group, Inc. †	220	3,183
American Equity Investment Life Holding Co.	555	12,937
AMERISAFE, Inc.	129	6,415
Argo Group International Holdings Ltd.	291	16,468
Arlington Asset Investment Corp., Class A	178	2,501

	SHARES	VALUE (Note 4)
Financials - 19.2% (continued)
Ashford Hospitality Trust, Inc. REIT	495	$3,019
Banc of California, Inc.	292	3,583
BancFirst Corp.	68	4,291
Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	292	6,760
BancorpSouth, Inc.	248	5,895
Banner Corp.	32	1,529
Berkshire Hills Bancorp, Inc.	211	5,811
BGC Partners, Inc., Class A	886	7,283
Boston Private Financial Holdings, Inc.	123	1,439
Calamos Asset Management, Inc., Class A	139	1,318
Cardinal Financial Corp.	124	2,853
Cathay General Bancorp (a)	357	10,696
CenterState Banks, Inc.	157	2,308
Central Pacific Financial Corp.	188	3,942
Chatham Lodging Trust REIT	219	4,704
Chemical Financial Corp.	156	5,047
City Holding Co.	80	3,944
CNO Financial Group, Inc.	707	13,299
Columbia Banking System, Inc.	116	3,620
Cowen Group, Inc., Class A †	1,140	5,198
Customers Bancorp, Inc. †	347	8,918
DiamondRock Hospitality Co. REIT	720	7,956
Dime Community Bancshares, Inc.	182	3,076
Employers Holdings, Inc.	71	1,583
Encore Capital Group, Inc. †(a)	74	2,738
Enterprise Financial Services Corp.	92	2,316
EverBank Financial Corp.	429	8,280
FBL Financial Group, Inc., Class A	143	8,797
Federated National Holding Co.	237	5,693
FelCor Lodging Trust, Inc. REIT	444	3,139
Fidelity Southern Corp.	249	5,264
Financial Institutions, Inc.	190	4,708
First American Financial Corp.	587	22,934
First Citizens BancShares, Inc., Class A	22	4,972
First Commonwealth Financial Corp.	310	2,818
First Defiance Financial Corp.	264	9,652
First Financial Bancorp	193	3,682
First Financial Corp.	114	3,688
First Interstate BancSystem, Inc., Class A	142	3,953
First Merchants Corp.	282	7,394
First NBC Bank Holding Co. †	190	6,658
FirstMerit Corp.	674	11,910
FNB Corp.	692	8,961
Fulton Financial Corp.	640	7,744
Great Southern Bancorp, Inc.	189	8,184
Greenlight Capital Re Ltd., Class A †	165	3,676
Hanmi Financial Corp.	165	4,158
HCI Group, Inc.	144	5,583
Heartland Financial USA, Inc.	144	5,226
Heritage Financial Corp./WA	87	1,637
Heritage Insurance Holdings, Inc. †	281	5,544
Hilltop Holdings, Inc. †	235	4,655
Hingham Institution for Savings (a)	21	2,437
HomeStreet, Inc. †	165	3,811
Horace Mann Educators Corp.	344	11,428
Impac Mortgage Holdings, Inc. †(a)	208	3,401
Independent Bank Corp./MI	202	2,981

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR TM SMALL CAP MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Financials - 19.2% (continued)
Infinity Property & Casualty Corp.	96	$7,732
International Bancshares Corp.	335	8,385
INTL. FCStone, Inc. †	192	4,740
Investment Technology Group, Inc.	203	2,708
Janus Capital Group, Inc.	545	7,412
Kansas City Life Insurance Co.	47	2,209
Kemper Corp.	80	2,830
Ladenburg Thalmann Financial Services, Inc. †(a)	724	1,528
Maiden Holdings Ltd.	642	8,911
MainSource Financial Group, Inc.	216	4,398
MB Financial, Inc.	186	6,071
MBIA, Inc. †	374	2,274
Meta Financial Group, Inc.	52	2,172
MGIC Investment Corp. †	608	5,630
National General Holdings Corp.	136	2,623
National Western Life Insurance Co., Class A	25	5,567
Navigators Group, Inc./The †	132	10,293
NBT Bancorp, Inc.	221	5,954
Nelnet, Inc., Class A	233	8,064
Old National Bancorp/IN	125	1,741
OneBeacon Insurance Group Ltd., Class A	392	5,504
Oppenheimer Holdings, Inc., Class A	176	3,522
Pacific Premier Bancorp, Inc. †	80	1,626
Peoples Bancorp, Inc.	83	1,726
PHH Corp. †	220	3,106
Piper Jaffray Cos. †	141	5,100
Preferred Bank	184	5,814
Primerica, Inc.	276	12,439
PrivateBancorp, Inc.	424	16,252
Provident Financial Services, Inc.	91	1,774
Radian Group, Inc.	460	7,319
Regional Management Corp. †	63	976
S&T Bancorp, Inc.	205	6,687
Safety Insurance Group, Inc.	91	4,928
Selective Insurance Group, Inc.	307	9,535
Southside Bancshares, Inc. (a)	90	2,479
State Auto Financial Corp.	165	3,764
Stewart Information Services Corp.	192	7,855
Stifel Financial Corp. †	188	7,915
Stock Yards Bancorp, Inc.	97	3,526
Stonegate Bank	143	4,549
Territorial Bancorp, Inc.	89	2,318
Tompkins Financial Corp.	55	2,935
Trustmark Corp.	201	4,657
United Community Banks, Inc.	242	4,946
United Fire Group, Inc.	205	7,185
United Insurance Holdings Corp. (a)	206	2,709
Universal Health Realty Income Trust REIT	39	1,831
Universal Insurance Holdings, Inc.	434	12,820
Walker & Dunlop, Inc. †	291	7,589
Webster Financial Corp.	416	14,822
WesBanco, Inc.	136	4,277
Wilshire Bancorp, Inc.	259	2,722
Wintrust Financial Corp.	380	20,303
World Acceptance Corp. †(a)	64	1,718

		668,902

	SHARES	VALUE (Note 4)
Health Care - 8.1%
Abaxis, Inc.	28	$1,232
ABIOMED, Inc. †	261	24,210
Addus HomeCare Corp. †	29	903
Affymetrix, Inc. †	415	3,544
Almost Family, Inc. †	112	4,486
AMAG Pharmaceuticals, Inc. †	242	9,615
Amedisys, Inc. †	235	8,923
ANI Pharmaceuticals, Inc. †(a)	63	2,489
Anika Therapeutics, Inc. †	99	3,151
Cambrex Corp. †	237	9,404
Chemed Corp.	106	14,148
Cynosure, Inc., Class A †	184	5,527
Emergent BioSolutions, Inc. †	247	7,037
Enanta Pharmaceuticals, Inc. †(a)	110	3,976
Ensign Group, Inc./The	91	3,879
Exactech, Inc. †	147	2,562
Globus Medical, Inc., Class A †	135	2,789
Greatbatch, Inc. †	68	3,837
ICU Medical, Inc. †	108	11,826
Infinity Pharmaceuticals, Inc. †	395	3,338
Insys Therapeutics, Inc. †(a)	382	10,872
Integra LifeSciences Holdings Corp. †	109	6,491
Invacare Corp.	92	1,331
Lannett Co., Inc. †(a)	232	9,633
LeMaitre Vascular, Inc.	73	890
LHC Group, Inc. †	160	7,163
Masimo Corp. †	94	3,625
Merit Medical Systems, Inc. †	252	6,025
MiMedx Group, Inc. †(a)	393	3,793
Molina Healthcare, Inc. †	133	9,157
Myriad Genetics, Inc. †(a)	260	9,745
National HealthCare Corp.	62	3,775
Natus Medical, Inc. †	252	9,941
NewLink Genetics Corp. †	254	9,103
NuVasive, Inc. †	213	10,271
Omnicell, Inc. †	239	7,433
PDL BioPharma, Inc.	699	3,516
PharMerica Corp. †	49	1,395
Phibro Animal Health Corp., Class A	45	1,423
RadNet, Inc. †	443	2,459
RTI Surgical, Inc. †	572	3,249
SciClone Pharmaceuticals, Inc. †	734	5,094
Select Medical Holdings Corp.	452	4,877
Sucampo Pharmaceuticals, Inc., Class A †	440	8,743
Supernus Pharmaceuticals, Inc. †	407	5,710
Triple-S Management Corp., Class B (Puerto Rico) †	80	1,425
Vascular Solutions, Inc. †	47	1,523
WellCare Health Plans, Inc. †	79	6,808

		282,346

Industrials - 13.0%
ABM Industries, Inc.	120	3,277
ACCO Brands Corp. †	878	6,207
Air Transport Services Group, Inc. †	494	4,224
Aircastle Ltd.	524	10,800
Alamo Group, Inc.	31	1,449
Allegiant Travel Co.	93	20,111

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR TM SMALL CAP MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Industrials - 13.0% (continued)
Allied Motion Technologies, Inc. (a)	147	$2,612
American Railcar Industries, Inc. (a)	39	1,410
American Woodmark Corp. †	176	11,417
Apogee Enterprises, Inc.	133	5,938
Applied Industrial Technologies, Inc.	46	1,755
ARC Document Solutions, Inc. †	394	2,344
ArcBest Corp.	130	3,350
Argan, Inc.	173	6,000
Astronics Corp. †	142	5,741
Atlas Air Worldwide Holdings, Inc. †	132	4,562
Barnes Group, Inc.	179	6,453
Blount International, Inc. †	181	1,008
Briggs & Stratton Corp.	332	6,411
CAI International, Inc. †	148	1,492
CDI Corp.	206	1,761
CEB, Inc.	115	7,859
Columbus McKinnon Corp.	149	2,706
Comfort Systems USA, Inc.	326	8,887
Continental Building Products, Inc. †	247	5,073
Covenant Transportation Group, Inc., Class A †	276	4,960
CRA International, Inc. †	153	3,302
Cubic Corp.	103	4,320
Deluxe Corp.	135	7,525
Douglas Dynamics, Inc.	219	4,349
Ducommun, Inc. †	81	1,626
Dycom Industries, Inc. †	53	3,835
Echo Global Logistics, Inc. †	198	3,881
EMCOR Group, Inc.	262	11,594
Engility Holdings, Inc.	92	2,372
Ennis, Inc.	197	3,420
Enphase Energy, Inc. †	280	1,036
Federal Signal Corp.	372	5,100
FTI Consulting, Inc. †	89	3,694
G&K Services, Inc., Class A	129	8,594
Gibraltar Industries, Inc. †	183	3,358
Global Brass & Copper Holdings, Inc.	192	3,938
GP Strategies Corp. †	101	2,305
Greenbrier Cos., Inc./The	124	3,982
Griffon Corp.	366	5,772
Hawaiian Holdings, Inc. †	395	9,749
Heidrick & Struggles International, Inc.	152	2,956
Herman Miller, Inc.	173	4,989
Hillenbrand, Inc.	227	5,904
HNI Corp.	227	9,738
Hurco Cos., Inc.	37	971
Huron Consulting Group, Inc. †	92	5,753
Hyster-Yale Materials Handling, Inc.	22	1,272
ICF International, Inc. †	155	4,710
Insperity, Inc.	181	7,951
Interface, Inc.	175	3,927
John Bean Technologies Corp.	107	4,093
Kadant, Inc.	127	4,954
Kaman Corp.	164	5,879
Kimball International, Inc., Class B	150	1,419
Knoll, Inc.	286	6,286
Korn/Ferry International	253	8,367
LB Foster Co., Class A	84	1,032
Lindsay Corp. (a)	37	2,508

	SHARES	VALUE (Note 4)
Industrials - 13.0% (continued)
Lydall, Inc. †	152	$4,331
Meritor, Inc. †	638	6,782
Mueller Industries, Inc.	140	4,141
Multi-Color Corp.	108	8,261
MYR Group, Inc. †	174	4,559
National Presto Industries, Inc. (a)	27	2,275
NV5 Holdings, Inc. †(a)	144	2,673
On Assignment, Inc. †	83	3,063
Park-Ohio Holdings Corp.	69	1,991
Patrick Industries, Inc. †	223	8,806
Republic Airways Holdings, Inc. †	366	2,116
Resources Connection, Inc.	319	4,807
RPX Corp. †	405	5,557
Rush Enterprises, Inc., Class A †	179	4,332
Saia, Inc. †	65	2,012
SkyWest, Inc.	185	3,086
Standex International Corp.	101	7,610
Steelcase, Inc., Class A	559	10,291
TASER International, Inc. †(a)	253	5,572
Trex Co., Inc. †	106	3,533
TrueBlue, Inc. †	177	3,977
Tutor Perini Corp. †	156	2,568
UniFirst Corp.	116	12,390
Universal Forest Products, Inc.	110	6,345
USA Truck, Inc. †	81	1,396
Viad Corp.	79	2,290
VSE Corp.	66	2,645
Wabash National Corp. †	197	2,086
West Corp.	426	9,542
YRC Worldwide, Inc. †	138	1,830

		455,135

Information Technology - 20.6%
Advanced Energy Industries, Inc. †	305	8,021
Alliance Fiber Optic Products, Inc.	120	2,051
Ambarella, Inc. †(a)	250	14,447
Amkor Technology, Inc. †	589	2,645
AVG Technologies NV (Netherlands) †	124	2,697
AVX Corp.	136	1,780
Bel Fuse, Inc., Class B	128	2,488
Benchmark Electronics, Inc. †	228	4,961
Black Box Corp.	122	1,798
Blackhawk Network Holdings, Inc. †	408	17,295
Blucora, Inc. †	161	2,217
BroadSoft, Inc. †	182	5,453
Brooks Automation, Inc.	213	2,494
Cabot Microelectronics Corp. †	130	5,036
CACI International, Inc., Class A †	149	11,022
Calix, Inc. †	248	1,932
Cardtronics, Inc. †	78	2,551
Ciena Corp. †	737	15,271
Cimpress NV (Netherlands) †	115	8,753
Cirrus Logic, Inc. †	422	13,297
Coherent, Inc. †	59	3,227
Cohu, Inc.	121	1,193
comScore, Inc. †	172	7,938
Comtech Telecommunications Corp.	131	2,700
Constant Contact, Inc. †	44	1,067

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR TM SMALL CAP MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Information Technology - 20.6% (continued)
Convergys Corp.	592	$13,681
CSG Systems International, Inc.	161	4,959
Datalink Corp. †	232	1,385
DHI Group, Inc. †	414	3,026
Diodes, Inc. †	227	4,851
DTS, Inc. †	176	4,699
EarthLink Holdings Corp.	1,037	8,068
Ebix, Inc. (a)	333	8,312
Electronics For Imaging, Inc. †	167	7,228
Ellie Mae, Inc. †	109	7,256
Entegris, Inc. †	210	2,770
EPAM Systems, Inc. †	51	3,801
ePlus, Inc. †	113	8,935
ExlService Holdings, Inc. †	208	7,681
Fabrinet (Thailand) †	79	1,448
Fair Isaac Corp.	151	12,760
Fairchild Semiconductor International, Inc. †	581	8,157
Fleetmatics Group PLC (Ireland) †(a)	151	7,413
FormFactor, Inc. †	536	3,634
Gigamon, Inc. †	271	5,423
GSI Group, Inc. †	313	3,984
Hackett Group, Inc./The	460	6,325
Harmonic, Inc. †	233	1,351
II-VI, Inc. †	309	4,969
Infinera Corp. †	775	15,159
Infoblox, Inc. †	229	3,659
Inphi Corp. †	293	7,044
Insight Enterprises, Inc. †	233	6,023
Integrated Device Technology, Inc. †	386	7,836
InterDigital, Inc.	246	12,448
Intersil Corp., Class A	153	1,790
Itron, Inc. †	99	3,159
Ixia †	217	3,144
IXYS Corp.	195	2,176
j2 Global, Inc.	177	12,540
Lattice Semiconductor Corp. †	789	3,038
LogMeIn, Inc. †	149	10,156
Luxoft Holding, Inc. (Switzerland) †	143	9,050
Manhattan Associates, Inc. †	216	13,457
ManTech International Corp., Class A	163	4,189
Mattson Technology, Inc. †	416	969
Mentor Graphics Corp.	540	13,300
Methode Electronics, Inc.	208	6,635
Microsemi Corp. †	219	7,188
MicroStrategy, Inc., Class A †	38	7,466
MKS Instruments, Inc.	305	10,227
Monolithic Power Systems, Inc.	99	5,069
Monster Worldwide, Inc. †	393	2,523
Multi-Fineline Electronix, Inc. †	256	4,275
NeoPhotonics Corp. †(a)	566	3,854
NETGEAR, Inc. †	210	6,126
NetScout Systems, Inc. †	173	6,119
NeuStar, Inc., Class A †(a)	239	6,503
Newport Corp. †	314	4,318
NVE Corp.	24	1,165
OmniVision Technologies, Inc. †	324	8,508
OSI Systems, Inc. †	118	9,081
PC Connection, Inc.	107	2,218

	SHARES	VALUE (Note 4)
Information Technology - 20.6% (continued)
Photronics, Inc. †	423	$3,832
Plantronics, Inc.	274	13,933
Plexus Corp. †	115	4,437
PMC-Sierra, Inc. †	838	5,673
Polycom, Inc. †	753	7,891
Progress Software Corp. †	223	5,760
Qlik Technologies, Inc. †	57	2,078
QLogic Corp. †	636	6,519
Qualys, Inc. †	204	5,806
Quantum Corp. †	2,529	1,763
RealD, Inc. †	369	3,546
Reis, Inc.	96	2,174
Rofin-Sinar Technologies, Inc. †	161	4,175
Rogers Corp. †	107	5,690
Rovi Corp. †	221	2,318
Rubicon Project, Inc./The †	220	3,197
Rudolph Technologies, Inc. †	259	3,225
Sanmina Corp. †	397	8,484
Science Applications International Corp.	62	2,493
Semtech Corp. †	79	1,193
Sigma Designs, Inc. †	689	4,747
Stamps.com, Inc. †	152	11,250
Super Micro Computer, Inc. †	148	4,034
Sykes Enterprises, Inc. †	368	9,384
Synaptics, Inc. †	48	3,958
Synchronoss Technologies, Inc. †	97	3,182
SYNNEX Corp.	108	9,186
Take-Two Interactive Software, Inc. †	455	13,072
Tech Data Corp. †	207	14,180
TechTarget, Inc. †	285	2,428
TeleTech Holdings, Inc.	221	5,921
Tessera Technologies, Inc.	357	11,570
TTM Technologies, Inc. †	451	2,810
Unisys Corp. †	163	1,940
United Online, Inc. †	320	3,200
VASCO Data Security International, Inc. †(a)	371	6,322
Vishay Intertechnology, Inc.	483	4,680
Web.com Group, Inc. †	101	2,129
Xcerra Corp. †	453	2,845
XO Group, Inc. †	174	2,459

		718,346

Materials - 2.7%
A Schulman, Inc.	178	5,780
AEP Industries, Inc. †	16	917
Boise Cascade Co. †	182	4,590
Century Aluminum Co. †	282	1,297
Clearwater Paper Corp. †	86	4,063
Core Molding Technologies, Inc. †	117	2,159
Ferro Corp. †	156	1,708
Hawkins, Inc.	48	1,848
Innophos Holdings, Inc.	99	3,924
Innospec, Inc.	221	10,279
Kaiser Aluminum Corp.	144	11,556
KapStone Paper and Packaging Corp.	92	1,519
KMG Chemicals, Inc.	175	3,376
Kraton Performance Polymers, Inc. †	73	1,307
Materion Corp.	186	5,584

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR TM SMALL CAP MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Materials - 2.7% (continued)
Minerals Technologies, Inc.	163	$7,850
Neenah Paper, Inc.	101	5,886
Quaker Chemical Corp.	56	4,316
Stepan Co.	38	1,581
Trinseo SA †(a)	246	6,212
US Concrete, Inc. †	175	8,363

		94,115

Telecommunication Services - 1.2%
Atlantic Tele-Network, Inc.	35	2,587
Boingo Wireless, Inc. †	170	1,408
Cincinnati Bell, Inc. †	720	2,246
FairPoint Communications, Inc. †	285	4,392
General Communication, Inc., Class A †	284	4,902
IDT Corp., Class B	83	1,187
Inteliquent, Inc.	329	7,347
Iridium Communications, Inc. †(a)	553	3,401
Shenandoah Telecommunications Co.	130	5,565
Spok Holdings, Inc.	252	4,148
Vonage Holdings Corp. †	1,040	6,115

		43,298

Utilities - 1.7%
Avista Corp.	175	5,819
Consolidated Water Co., Ltd. (Cayman Islands) (a)	166	1,926
New Jersey Resources Corp.	323	9,700
ONE Gas, Inc.	247	11,196
Portland General Electric Co.	347	12,828
Unitil Corp.	66	2,434
WGL Holdings, Inc.	272	15,686

		59,589

TOTAL COMMON STOCKS (cost $3,476,548)		3,257,532

EXCHANGE-TRADED FUNDS (ETF) - 3.7%
iShares Russell 2000 ETF (a)
(cost $129,034)	1,171	127,873

MONEY MARKET FUNDS - 4.4%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (2)(b)
(cost $153,155)	153,155	153,155

SECURITIES LENDING COLLATERAL - 7.5%

Money Market Funds - 7.5%
Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank Dreyfus Treasury Cash Management, 0.010% (2)(b)(c)
(cost $261,756)	261,756	261,756

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 108.9% (cost $4,020,493)		3,800,316

LIABILITIES IN EXCESS OF OTHER ASSETS - (8.9%)		(309,829)

NET ASSETS - 100.0%		$3,490,487

All securities are United States companies, unless noted otherwise in parentheses.

†	Non-income producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $261,113; cash collateral of $261,756 was received with which the Fund purchased a money market fund.
(b)	Represents annualized seven-day yield as of the close of the reporting period.
(c)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR TM INTERNATIONAL MULTI-STYLE FUND

COMMON STOCKS - 95.7%	SHARES	VALUE (Note 4)
Australia - 2.9%
AMP Ltd.	4,704	$18,475
Caltex Australia Ltd.	755	16,667
CIMIC Group Ltd.	6,307	104,778
Cochlear Ltd.	1,474	86,733
Goodman Group REIT	4,272	17,658
GPT Group/The REIT	19,876	63,169
Harvey Norman Holdings Ltd.	14,509	39,743
Incitec Pivot Ltd.	7,924	21,840
Insurance Australia Group Ltd.	25,219	86,227
Macquarie Group Ltd.	306	16,584
Qantas Airways Ltd. †	53,379	140,140
QBE Insurance Group Ltd.	2,729	24,852
Scentre Group REIT	16,646	45,815
Tabcorp Holdings Ltd.	51,340	169,020
Telstra Corp. Ltd.	111,147	439,441

		1,291,142

Austria - 0.6%
Erste Group Bank AG †	7,536	219,003
voestalpine AG	910	31,288

		250,291

Belgium - 1.0%
Ageas	2,598	106,768
KBC Groep NV	3,131	198,011
Proximus	4,280	148,054

		452,833

Canada - 6.2%
Alimentation Couche-Tard, Inc., Class B (1)	8,203	377,233
Bank of Montreal (1)	771	42,048
BlackBerry Ltd. (1)†	12,054	73,977
Brookfield Asset Management, Inc., Class A (1)	5,776	181,742
Canadian Imperial Bank of Commerce (1)	623	44,761
CGI Group, Inc., Class A (1)†	2,343	84,889
Empire Co., Ltd., Class A (1)	11,346	233,382
Fairfax Financial Holdings Ltd. (1)	432	196,736
George Weston Ltd. (1)	2,089	168,998
Great-West Lifeco, Inc. (1)	4,297	102,941
Intact Financial Corp. (1)	5,015	352,196
Loblaw Cos., Ltd. (1)	4,334	223,147
Magna International, Inc. (1)	4,745	227,596
Metro, Inc. (1)	9,253	252,109
National Bank of Canada (1)	2,436	77,762
Open Text Corp. (1)	976	43,706
Sun Life Financial, Inc. (1)	2,381	76,791

		2,760,014

Denmark - 1.8%
Danske Bank A/S	6,153	185,946
DSV A/S	1,495	55,864
ISS A/S	5,048	167,678
Pandora A/S	1,647	192,401
Tryg A/S	6,835	132,800
Vestas Wind Systems A/S	1,714	89,109

		823,798

	SHARES	VALUE (Note 4)
Finland - 0.9%
Elisa OYJ	5,535	$187,233
Nokia OYJ	18,647	127,505
Nokian Renkaat OYJ	418	13,531
Stora Enso OYJ, R Shares	4,824	36,501
UPM-Kymmene OYJ	2,816	42,270

		407,040

France - 7.0%
AXA SA	13,561	329,247
BNP Paribas SA	6,317	371,908
Cap Gemini SA	2,060	183,964
Christian Dior SE	892	167,120
Cie Generale des Etablissements Michelin	998	91,311
CNP Assurances	1,191	16,549
Credit Agricole SA	12,435	143,161
Engie	6,643	107,487
LVMH Moet Hennessy Louis Vuitton SE	2,071	352,573
Natixis SA	12,552	69,498
Numericable-SFR SAS †	1,323	61,247
Orange SA	13,955	211,548
Peugeot SA †	10,924	165,527
Renault SA	2,508	180,959
Safran SA	1,823	137,074
Societe Generale SA	7,206	322,043
Valeo SA	962	130,618
Veolia Environnement SA	3,065	69,901

		3,111,735

Germany - 7.0%
Allianz SE	2,901	455,727
Brenntag AG	854	46,077
Continental AG	844	180,266
Daimler AG	7,443	541,873
Deutsche Bank AG	6,363	171,720
Deutsche Telekom AG	19,511	347,326
Evonik Industries AG	1,868	62,545
Hannover Rueck SE	4,283	438,712
HeidelbergCement AG	1,067	73,273
Infineon Technologies AG	8,783	98,681
Merck KGaA	2,353	208,326
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,403	262,031
OSRAM Licht AG	886	45,902
ProSiebenSat.1 Media SE	4,477	219,756

		3,152,215

Hong Kong - 2.7%
BOC Hong Kong Holdings Ltd.	80,000	235,942
Cathay Pacific Airways Ltd.	22,000	41,430
CK Hutchison Holdings Ltd.	8,000	104,061
Henderson Land Development Co., Ltd.	26,400	157,864
Hysan Development Co., Ltd.	9,000	37,475
Kerry Properties Ltd.	25,500	70,013
Link REIT	8,000	44,043
New World Development Co., Ltd.	88,000	85,702
NWS Holdings Ltd.	55,000	72,499
PCCW Ltd.	162,000	83,390
Sino Land Co., Ltd.	42,000	63,950

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR TM INTERNATIONAL MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Hong Kong - 2.7% (continued)
Swire Properties Ltd.	12,400	$34,369
Techtronic Industries Co., Ltd.	9,500	35,417
Wharf Holdings Ltd./The	4,000	22,570
Wheelock & Co., Ltd.	12,000	52,115
Yue Yuen Industrial Holdings Ltd.	20,000	74,409

		1,215,249

Italy - 2.9%
Assicurazioni Generali SpA	10,667	195,166
Banco Popolare SC †	10,179	150,603
Intesa Sanpaolo SpA	134,017	473,442
Mediobanca SpA	12,148	119,521
Pirelli & C. SpA	12,620	211,183
Prysmian SpA	6,485	134,040
UnipolSai SpA	5,968	12,977

		1,296,932

Japan - 33.7%
AEON Financial Service Co., Ltd.	7,500	148,395
Aisin Seiki Co., Ltd.	4,400	147,629
Alfresa Holdings Corp.	1,400	23,908
Alps Electric Co., Ltd.	4,200	118,608
Asahi Kasei Corp.	6,000	42,309
Bank of Yokohama Ltd./The	28,000	170,185
Bridgestone Corp.	7,100	245,704
Central Japan Railway Co.	1,900	306,333
Chiba Bank Ltd./The	23,000	163,325
Chubu Electric Power Co., Inc.	13,900	204,945
Chugoku Bank Ltd./The	1,800	26,715
Credit Saison Co., Ltd.	700	12,717
Daicel Corp.	5,900	72,427
Dai-ichi Life Insurance Co., Ltd./The	23,800	378,892
Daiichi Sankyo Co., Ltd.	3,600	62,467
Daiwa Securities Group, Inc.	17,000	109,999
Dentsu, Inc.	4,100	210,412
Fuji Heavy Industries Ltd.	6,700	241,096
FUJIFILM Holdings Corp.	5,400	201,864
Fukuoka Financial Group, Inc.	36,000	171,463
Gunma Bank Ltd./The	18,000	115,207
Hachijuni Bank Ltd./The	30,000	212,946
Hiroshima Bank Ltd./The	30,000	173,379
Hitachi Chemical Co., Ltd.	4,200	57,949
Hitachi High-Technologies Corp.	1,500	32,480
Hokuhoku Financial Group, Inc.	85,000	194,623
Hoya Corp.	2,500	81,880
Iida Group Holdings Co., Ltd.	10,900	170,525
Isuzu Motors Ltd.	8,100	81,340
Iyo Bank Ltd./The	14,800	170,136
Japan Airlines Co., Ltd.	2,200	77,847
JFE Holdings, Inc.	10,000	131,340
Joyo Bank Ltd./The	9,000	47,413
JTEKT Corp.	5,400	75,605
Kansai Electric Power Co., Inc./The †	12,600	140,077
Kawasaki Heavy Industries Ltd.	9,000	31,071
KDDI Corp.	7,300	163,397
Kobe Steel Ltd.	44,000	47,708
Koito Manufacturing Co., Ltd.	4,800	156,847
Konica Minolta, Inc.	10,100	106,401

	SHARES	VALUE (Note 4)
Japan - 33.7% (continued)
Mabuchi Motor Co., Ltd.	1,600	$69,471
Mazda Motor Corp.	2,800	44,244
Medipal Holdings Corp.	4,700	74,575
MEIJI Holdings Co., Ltd.	1,000	73,331
Minebea Co., Ltd.	12,000	127,385
Mitsubishi Chemical Holdings Corp.	25,600	133,673
Mitsubishi Corp.	1,800	29,505
Mitsubishi Electric Corp.	19,000	174,050
Mitsubishi UFJ Financial Group, Inc.	132,300	799,388
Mitsubishi UFJ Lease & Finance Co., Ltd.	10,700	47,138
Mitsui Chemicals, Inc.	10,000	32,050
Mixi, Inc.	3,000	102,669
Mizuho Financial Group, Inc.	205,900	385,157
MS&AD Insurance Group Holdings, Inc.	7,100	190,492
Murata Manufacturing Co., Ltd.	2,300	297,101
Nexon Co., Ltd.	12,200	163,109
NHK Spring Co., Ltd.	1,800	17,454
Nippon Express Co., Ltd.	3,000	14,335
Nippon Telegraph & Telephone Corp.	6,200	218,386
Nissan Motor Co., Ltd.	19,300	177,456
Nitto Denko Corp.	2,800	167,700
NOK Corp.	6,100	131,978
Nomura Holdings, Inc.	72,900	423,138
NSK Ltd.	13,300	128,917
ORIX Corp.	25,800	332,803
Otsuka Holdings Co., Ltd.	1,200	38,318
Panasonic Corp.	29,500	298,544
Rohm Co., Ltd.	900	40,023
Seiko Epson Corp.	1,800	25,463
Shimadzu Corp.	5,000	72,186
Shinsei Bank Ltd.	14,000	28,779
Shionogi & Co., Ltd.	3,500	125,458
Sompo Japan Nipponkoa Holdings, Inc.	8,200	238,168
Sony Corp.	14,800	362,779
Sumitomo Chemical Co., Ltd.	34,000	171,929
Sumitomo Heavy Industries Ltd.	23,000	91,140
Sumitomo Mitsui Financial Group, Inc.	14,600	553,636
Sumitomo Mitsui Trust Holdings, Inc.	17,000	62,306
Sumitomo Rubber Industries Ltd.	2,500	34,703
Suzuki Motor Corp.	2,000	61,500
T&D Holdings, Inc.	17,400	205,526
Taiyo Nippon Sanso Corp.	8,600	81,701
TDK Corp.	2,300	130,083
Teijin Ltd.	19,000	57,712
Tohoku Electric Power Co., Inc.	13,400	181,590
Tokio Marine Holdings, Inc.	6,300	235,368
Tokyo Electric Power Co., Inc. †	48,000	320,622
TOTO Ltd.	1,000	31,164
Toyota Motor Corp.	24,100	1,411,005
West Japan Railway Co.	400	25,070
Yamaguchi Financial Group, Inc.	12,000	147,096
Yamaha Corp.	7,100	157,252
Yamaha Motor Co., Ltd.	9,200	185,088

		15,057,278

Netherlands - 3.5%
Aegon NV	10,929	62,668
Boskalis Westminster	1,461	63,952

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR TM INTERNATIONAL MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Netherlands - 3.5% (continued)
ING Groep NV CVA	44,149	$625,482
Koninklijke Ahold NV	19,384	378,144
NN Group NV	4,621	132,656
Randstad Holding NV	2,460	147,036
Wolters Kluwer NV	5,404	166,656

		1,576,594

Norway - 0.1%
Yara International ASA	782	31,196

Portugal - 0.1%
Jeronimo Martins SGPS SA	2,484	33,525

Singapore - 2.1%
CapitaLand Commercial Trust Ltd. REIT	42,100	39,749
ComfortDelGro Corp. Ltd.	69,600	140,605
DBS Group Holdings Ltd.	22,500	256,823
Oversea-Chinese Banking Corp. Ltd.	46,600	288,560
United Overseas Bank Ltd.	13,300	173,659
Yangzijiang Shipbuilding Holdings Ltd.	75,300	60,210

		959,606

South Africa - 0.4%
Investec PLC	4,288	32,833
Mondi PLC	6,205	130,052

		162,885

Spain - 1.7%
Endesa SA	6,429	135,577
Ferrovial SA	6,638	158,782
Gas Natural SDG SA	2,169	42,322
Iberdrola SA	41,736	278,096
Telefonica SA	11,651	141,350

		756,127

Sweden - 1.8%
Boliden AB	1,791	28,044
Electrolux AB, Series B	3,965	112,038
Husqvarna AB, B Shares	7,103	46,584
Investor AB, B Shares	622	21,372
Nordea Bank AB	20,398	227,571
Securitas AB, B Shares	10,323	126,251
Swedish Match AB	1,210	36,577
Tele2 AB, B Shares	10,754	104,879
Telefonaktiebolaget LM Ericsson, B Shares	10,137	99,440

		802,756

Switzerland - 4.6%
Actelion Ltd. †	534	67,869
Adecco SA †	1,244	91,105
Baloise Holding AG	2,614	299,575
Credit Suisse Group AG †	8,482	203,881
Givaudan SA †	136	221,294
Swiss Life Holding AG †	1,212	270,355
Swiss Re AG	5,256	450,950
Zurich Insurance Group AG †	1,843	452,468

		2,057,497

United Kingdom - 14.7%
3i Group PLC	16,750	118,320
Aviva PLC	24,923	170,463

	SHARES	VALUE (Note 4)
United Kingdom - 14.7% (continued)
BAE Systems PLC	22,878	$155,081
Barclays PLC	89,750	332,146
Barratt Developments PLC	12,520	122,295
British Land Co. PLC/The REIT	9,564	121,459
BT Group PLC	90,533	576,201
Direct Line Insurance Group PLC	75,567	428,779
Dixons Carphone PLC	27,016	173,632
Fiat Chrysler Automobiles NV †	17,025	221,283
Hammerson PLC REIT	5,925	55,948
HSBC Holdings PLC	35,829	270,284
Imperial Tobacco Group PLC	6,967	360,186
International Consolidated Airlines Group SA †	16,562	148,378
Intu Properties PLC REIT	21,010	104,866
Kingfisher PLC	38,349	208,321
Land Securities Group PLC REIT	4,025	76,732
Legal & General Group PLC	34,823	125,564
Marks & Spencer Group PLC	30,789	233,712
National Grid PLC	30,774	428,594
Persimmon PLC †	7,131	217,042
Prudential PLC	5,602	118,183
Royal Mail PLC	18,320	127,294
Sage Group PLC/The	19,046	144,094
Shire PLC	2,385	163,043
Sky PLC	10,918	172,734
Taylor Wimpey PLC	45,481	134,750
Vodafone Group PLC	220,526	695,558
William Hill PLC	25,380	134,987
WPP PLC	12,158	253,118

		6,593,047

TOTAL COMMON STOCKS (cost $46,442,929)		42,791,760

EXCHANGE-TRADED FUNDS (ETF) - 2.8%

United States - 2.8%
iShares MSCI EAFE ETF (1)
(cost $1,242,091)	21,881	1,254,219

MONEY MARKET FUNDS - 2.6%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (a)
(cost $1,167,969)	1,167,969	1,167,969

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 101.1% (cost $48,852,989)		45,213,948

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.1%)		(485,341)

NET ASSETS - 100.0%		$44,728,607

†	Non-income producing security.
(a)	Represents annualized seven-day yield as of the close of the reporting period.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR TM INTERNATIONAL MULTI-STYLE FUND

The following abbreviations are used in portfolio descriptions:

CVA - Dutch Certificate of Shares

REIT - Real Estate Investment Trust

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$9,387,259	21.0%
Consumer Staples	2,136,630	4.8
Energy	16,667	0.0 (b)
Exchange-Traded Funds	1,254,219	2.8
Financials	17,732,369	39.7
Health Care	932,577	2.1
Industrials	3,539,239	7.9
Information Technology	2,146,243	4.8
Materials	1,674,800	3.7
Telecommunication Services	3,316,764	7.4
Utilities	1,909,212	4.3
Money Market Funds	1,167,969	2.6

Total Investments In Securities, At Value	45,213,948	101.1
Liabilities in Excess of Other Assets	(485,341)	(1.1)

Net Assets	$44,728,607	100.0%

(b)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR TM EMERGING MULTI-STYLE FUND

COMMON STOCKS - 89.9%	SHARES	VALUE (Note 4)
Brazil - 3.0%
Banco Bradesco SA ADR (1)	1,635	$8,764
Banco do Brasil SA (1)	1,600	6,066
BRF SA (1)	2,900	51,680
Cia Energetica de Minas Gerais ADR (1)	5,337	9,500
Cia Paranaense de Energia ADR (1)(a)	1,386	11,379
EDP - Energias do Brasil SA (1)	9,500	27,940
Equatorial Energia SA (1)	2,000	17,142
Fibria Celulose SA ADR (1)(a)	6,393	86,689
Itau Unibanco Holding SA ADR (1)	16,792	111,163
JBS SA (1)	23,600	99,948
Lojas Renner SA (1)	9,200	43,024
Porto Seguro SA (1)	5,700	43,133
Telefonica Brasil SA ADR (1)(a)	7,762	70,867

		587,295

Chile - 0.9%
Corpbanca SA (1)	6,046,373	53,259
Enersis SA ADR (1)	9,244	116,844

		170,103

China - 26.1%
Agricultural Bank of China Ltd., H Shares	334,000	126,851
Air China Ltd., H Shares	12,000	9,504
Anhui Conch Cement Co., Ltd., H Shares	14,500	42,869
ANTA Sports Products Ltd.	19,000	49,320
Bank of China Ltd., H Shares	1,105,000	476,512
Bank of Communications Co., Ltd., H Shares	224,000	156,138
Beijing Capital International Airport Co., Ltd., H Shares	28,000	26,172
Belle International Holdings Ltd.	84,000	73,053
China Cinda Asset Management Co., Ltd., H Shares	31,000	10,780
China CITIC Bank Corp. Ltd., H Shares †	110,000	64,053
China Communications Services Corp. Ltd., H Shares	16,000	6,176
China Construction Bank Corp., H Shares	950,000	633,966
China Everbright Bank Co., Ltd., H Shares	175,000	76,465
China Galaxy Securities Co., Ltd., H Shares	88,000	62,343
China Life Insurance Co., Ltd., H Shares	26,000	90,594
China Merchants Bank Co., Ltd., H Shares	120,000	292,477
China Minsheng Banking Corp. Ltd., H Shares	262,000	242,852
China National Building Material Co., Ltd., H Shares	36,000	20,859
China Pacific Insurance Group Co., Ltd., H Shares	1,400	5,223
China Petroleum & Chemical Corp., H Shares	8,000	4,900
China Railway Construction Corp. Ltd., H Shares	26,500	39,203
China Railway Group Ltd., H Shares	29,000	26,488
China Southern Airlines Co., Ltd., H Shares	94,000	68,884
China Telecom Corp. Ltd., H Shares	158,000	76,554
China Vanke Co., Ltd., H Shares	60,200	129,330
Chongqing Rural Commercial Bank Co., Ltd., H Shares	99,000	56,287
CNOOC Ltd. ADR (1)	2,023	208,531
Country Garden Holdings Co., Ltd.	175,000	63,404

	SHARES	VALUE (Note 4)
China - 26.1% (continued)
Datang International Power Generation Co., Ltd., H Shares	18,000	$6,834
Dongfeng Motor Group Co., Ltd., H Shares	14,000	17,571
Evergrande Real Estate Group Ltd. (a)	130,000	74,286
Geely Automobile Holdings Ltd.	150,000	71,897
GOME Electrical Appliances Holding Ltd.	130,000	19,850
Great Wall Motor Co., Ltd., H Shares	31,500	35,147
Huadian Power International Corp. Ltd., H Shares	88,000	69,048
Huaneng Power International, Inc., H Shares	42,000	45,476
Industrial & Commercial Bank of China Ltd., H Shares	979,000	565,572
Longfor Properties Co., Ltd.	27,000	34,187
New China Life Insurance Co., Ltd., H Shares	9,000	39,013
People’s Insurance Co. Group of China Ltd./The, H Shares	130,000	63,799
PICC Property & Casualty Co., Ltd., H Shares	46,000	90,100
Ping An Insurance Group Co. of China Ltd., H Shares (a)	103,000	514,690
Shui On Land Ltd.	144,500	33,356
Sino-Ocean Land Holdings Ltd.	97,000	53,083
Sinopec Shanghai Petrochemical Co., Ltd., H Shares †	18,000	6,902
Sinopharm Group Co., Ltd., H Shares	3,200	11,256
Sunac China Holdings Ltd.	73,000	38,295
Weichai Power Co., Ltd., H Shares	6,000	5,614
ZHuzhou CSR Times Electric Co., Ltd., H Shares	4,500	33,485
ZTE Corp., H Shares	25,600	58,555

		5,027,804

Hong Kong - 8.6%
China Agri-Industries Holdings Ltd. †	14,000	4,818
China Everbright Ltd.	34,000	78,088
China Jinmao Holdings Group Ltd.	156,000	39,458
China Mobile Ltd. ADR (1)	13,036	775,642
China Overseas Land & Investment Ltd. (a)	56,000	170,261
China Power International Development Ltd.	104,000	67,840
China Resources Land Ltd.	48,000	113,343
China Resources Power Holdings Co., Ltd.	14,000	32,142
China Taiping Insurance Holdings Co., Ltd. †	26,000	81,370
China Unicom Hong Kong Ltd.	32,000	40,710
CITIC Ltd.	24,000	43,817
Far East Horizon Ltd.	70,000	54,360
Guangdong Investment Ltd.	6,000	8,956
Shimao Property Holdings Ltd.	32,000	48,357
Sino Biopharmaceutical Ltd.	36,000	44,581
Yuexiu Property Co., Ltd.	282,000	46,454

		1,650,197

Hungary - 1.6%
MOL Hungarian Oil & Gas PLC	1,973	85,981
OTP Bank PLC	7,141	137,847
Richter Gedeon Nyrt	5,860	93,165

		316,993

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR TM EMERGING MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
India - 1.1%
Infosys Ltd. ADR (1)	1,779	$33,961
Reliance Industries Ltd. GDR 144A (b)	593	15,424
State Bank of India GDR	2,093	76,218
Tata Motors Ltd. ADR (1)†	3,697	83,183

		208,786

Indonesia - 0.6%
Bank Negara Indonesia Persero Tbk PT	42,200	11,955
Bank Rakyat Indonesia Persero Tbk PT	21,800	12,908
Lippo Karawaci Tbk PT	191,400	14,785
Telekomunikasi Indonesia Persero Tbk PT	211,400	38,179
United Tractors Tbk PT	25,400	30,406

		108,233

Korea, Republic of - 15.8%
Amorepacific Corp.	211	68,758
AMOREPACIFIC Group	425	58,695
BGF retail Co., Ltd.	95	16,226
BNK Financial Group, Inc.	5,183	60,096
CJ CheilJedang Corp.	19	6,122
CJ Corp.	327	73,018
Coway Co., Ltd.	217	15,355
Daewoo Securities Co., Ltd.	6,726	68,145
Dongbu Insurance Co., Ltd.	1,381	71,624
Hankook Tire Co., Ltd.	633	21,191
Hanwha Chemical Corp.	1,688	30,953
Hanwha Corp.	2,176	71,672
Hanwha Life Insurance Co., Ltd.	9,346	64,398
Hyosung Corp.	751	71,738
Hyundai Department Store Co., Ltd.	168	19,038
Hyundai Development Co.-Engineering & Construction	1,242	57,353
Hyundai Marine & Fire Insurance Co., Ltd.	2,346	59,857
Hyundai Steel Co.	1,192	51,958
Industrial Bank of Korea	3,694	42,545
Kangwon Land, Inc.	586	20,944
KB Financial Group, Inc.	3,675	109,238
Kia Motors Corp.	669	30,327
Korea Electric Power Corp.	2,621	108,061
Korea Investment Holdings Co., Ltd.	946	48,928
Korea Zinc Co., Ltd.	44	17,302
Korean Air Lines Co., Ltd. †	2,408	63,823
KT Corp. †	754	19,594
KT&G Corp.	330	31,075
LG Corp.	443	22,808
LG Display Co., Ltd.	3,405	65,005
LG Household & Health Care Ltd.	115	83,224
LG Uplus Corp.	7,656	78,365
Lotte Chemical Corp.	403	92,351
Mirae Asset Securities Co., Ltd.	2,838	67,164
NCSoft Corp.	226	36,134
NH Investment & Securities Co., Ltd.	4,383	37,055
Samsung Card Co., Ltd.	1,754	53,710
Samsung Electro-Mechanics Co., Ltd.	243	13,244
Samsung Electronics Co., Ltd. GDR	1,309	619,063
Samsung Fire & Marine Insurance Co., Ltd.	127	29,990
Samsung Life Insurance Co., Ltd.	630	52,684
Samsung Securities Co., Ltd.	640	24,702

	SHARES	VALUE (Note 4)
Korea, Republic of - 15.8% (continued)
Shinhan Financial Group Co., Ltd.	539	$18,850
Shinsegae Co., Ltd.	169	33,840
SK Hynix, Inc.	4,668	133,134
SK Innovation Co., Ltd. †	872	72,627
SK Networks Co., Ltd.	2,121	12,363
SK Telecom Co., Ltd.	240	53,241
S-Oil Corp.	1,368	72,794

		3,050,382

Malaysia - 0.7%
MISC Bhd	5,900	11,840
Tenaga Nasional Bhd	33,300	91,077
YTL Corp. Bhd	69,000	25,128

		128,045

Malta - 0.6%
Brait SE †(a)	10,603	107,726

Mexico - 0.3%
Arca Continental SAB de CV (1)	3,700	20,832
Gruma SAB de CV, Class B (1)	2,000	27,779
Grupo Aeroportuario del Pacifico SAB de CV, Class B (1)	1,100	9,567

		58,178

Peru - 0.3%
Cia de Minas Buenaventura SAA ADR (1)	1,325	7,897
Credicorp Ltd. (1)	407	43,289

		51,186

Poland - 2.4%
Enea SA	13,398	47,652
Energa SA	12,550	55,700
Eurocash SA	1,675	19,727
Grupa Azoty SA †	1,268	29,572
Grupa Lotos SA †	2,577	18,953
KGHM Polska Miedz SA	1,927	41,626
Orange Polska SA	3,482	6,657
PGE Polska Grupa Energetyczna SA	12,472	44,314
Polski Koncern Naftowy Orlen SA	5,501	96,046
Polskie Gornictwo Naftowe i Gazownictwo SA	42,572	73,183
Tauron Polska Energia SA	23,782	20,542

		453,972

Russia - 2.0%
MMC Norilsk Nickel PJSC ADR	8,107	116,489
Severstal PAO GDR	12,430	131,897
Sistema JSFC GDR	2,385	16,481
Tatneft PAO ADR	3,417	95,822
Uralkali PJSC GDR †	1,922	28,554

		389,243

South Africa - 6.5%
Capitec Bank Holdings Ltd.	1,538	55,663
Discovery Ltd.	1,256	12,496
FirstRand Ltd.	14,208	50,488
Foschini Group Ltd./The	1,020	10,358
Gold Fields Ltd. ADR (1)	10,790	28,701

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR TM EMERGING MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
South Africa - 6.5% (continued)
Hyprop Investments Ltd. REIT	7,426	$64,682
Investec Ltd.	11,273	86,279
Liberty Holdings Ltd.	4,900	44,769
MMI Holdings Ltd.	22,179	38,162
Mondi Ltd.	4,437	93,032
MTN Group Ltd.	11,001	141,465
Netcare Ltd.	22,479	59,023
Redefine Properties Ltd. REIT	60,181	50,869
Resilient Property Income Fund Ltd. REIT	7,835	65,655
Sanlam Ltd.	3,626	15,681
Sappi Ltd. †	10,384	31,889
Sasol Ltd.	666	18,656
SPAR Group Ltd./The	3,184	42,597
Standard Bank Group Ltd.	7,507	73,300
Steinhoff International Holdings Ltd.	17,919	110,031
Telkom SA SOC Ltd.	17,643	84,826
Truworths International Ltd.	8,646	53,130
Woolworths Holdings Ltd.	2,308	16,153

		1,247,905

Taiwan - 15.7%
Advanced Semiconductor Engineering, Inc.	74,000	80,629
Asustek Computer, Inc.	6,000	51,588
AU Optronics Corp.	252,000	74,609
Casetek Holdings Ltd.	15,000	64,140
Catcher Technology Co., Ltd.	10,000	106,907
Cathay Financial Holding Co., Ltd.	65,000	89,027
Chailease Holding Co., Ltd. †	28,080	44,151
Chicony Electronics Co., Ltd.	5,025	11,617
China Airlines Ltd. †	198,000	67,882
China Development Financial Holding Corp.	184,000	49,637
China Life Insurance Co., Ltd./Taiwan	127,300	96,971
Compal Electronics, Inc.	71,000	40,330
CTBC Financial Holding Co., Ltd.	83,237	43,028
E.Sun Financial Holding Co., Ltd.	57,000	33,597
Eva Airways Corp. †	121,000	67,883
Evergreen Marine Corp. Taiwan Ltd.	15,150	6,400
Far EasTone Telecommunications Co., Ltd.	27,000	58,231
Feng TAY Enterprise Co., Ltd.	3,090	19,259
First Financial Holding Co., Ltd.	8,000	3,653
Foxconn Technology Co., Ltd.	24,240	69,673
Fubon Financial Holding Co., Ltd.	104,000	162,806
Hon Hai Precision Industry Co., Ltd.	86,950	227,153
Innolux Corp.	267,000	83,620
Inotera Memories, Inc. †	55,000	34,576
Inventec Corp.	43,000	20,489
Kinsus Interconnect Technology Corp.	5,000	9,622
Mega Financial Holding Co., Ltd.	55,000	38,205
Novatek Microelectronics Corp.	15,000	47,094
Pegatron Corp.	42,000	102,786
Pou Chen Corp.	53,000	79,728
Powertech Technology, Inc.	40,000	72,462
Radiant Opto-Electronics Corp.	2,000	6,211
Realtek Semiconductor Corp.	13,000	22,132
Shin Kong Financial Holding Co., Ltd.	282,411	67,167
Siliconware Precision Industries Co., Ltd.	26,000	32,413
SinoPac Financial Holdings Co., Ltd.	104,680	33,182

	SHARES	VALUE (Note 4)
Taiwan - 15.7% (continued)
Taiwan Business Bank †	140,563	$34,935
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (1)	27,418	568,924
Transcend Information, Inc.	12,000	30,340
Uni-President Enterprises Corp.	19,000	32,994
United Microelectronics Corp.	177,000	58,142
Wan Hai Lines Ltd.	112,000	70,910
Wistron Corp.	18,553	9,701
WPG Holdings Ltd.	7,000	6,762
Yang Ming Marine Transport Corp. †	30,000	8,715
Zhen Ding Technology Holding Ltd.	30,000	85,993

		3,026,274

Thailand - 2.1%
Bangkok Bank PCL NVDR	9,400	41,526
Delta Electronics Thailand PCL NVDR	19,000	46,128
Glow Energy PCL NVDR	4,800	11,276
IRPC PCL NVDR	365,600	38,015
Kasikornbank PCL NVDR	6,300	29,759
Krung Thai Bank PCL NVDR	61,200	28,890
PTT Exploration & Production PCL NVDR	3,600	6,973
PTT Global Chemical PCL NVDR	32,500	48,282
PTT PCL NVDR	10,700	71,056
Siam Commercial Bank PCL/The NVDR	7,300	27,018
Thai Oil PCL NVDR	10,400	15,161
Thai Union Group PCL NVDR	53,700	27,272
TMB Bank PCL NVDR	157,300	10,506

		401,862

Turkey - 1.6%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	14,622	12,141
Eregli Demir ve Celik Fabrikalari TAS	64,092	79,116
TAV Havalimanlari Holding AS	7,919	62,226
Turk Hava Yollari AO †	32,513	85,779
Turk Telekomunikasyon AS	9,706	19,157
Turkiye Halk Bankasi AS	1,958	6,548
Turkiye Sise ve Cam Fabrikalari AS	35,659	33,848
Turkiye Vakiflar Bankasi Tao, Class D	10,312	13,073

		311,888

TOTAL COMMON STOCKS (cost $19,688,357)		17,296,072

PREFERRED STOCKS - 1.2%

Brazil - 1.0%
Banco do Estado do Rio Grande do Sul SA, Series B (1)	12,500	17,594
Braskem SA, Class A (1)	2,000	8,455
Cia Energetica de Sao Paulo, Series B (1)	9,700	37,215
Itausa - Investimentos Itau SA (1)	15,730	28,329
Suzano Papel e Celulose SA, Series A (1)	19,400	94,394

		185,987

Chile - 0.2%
Embotelladora Andina SA, Series B (1)	10,661	36,898

TOTAL PREFERRED STOCKS (cost $274,145)		222,885

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR TM EMERGING MULTI-STYLE FUND

EXCHANGE-TRADED FUNDS (ETF) - 7.2%	SHARES	VALUE (Note 4)
United States - 7.2%
iShares MSCI Emerging Markets ETF (1)(a) (cost $1,358,415)	42,231	$1,384,332

RIGHTS - 0.0% (c)

Korea, Republic of - 0.0% (c)
Mirae Asset Securities Co., Ltd. † (cost $12,042)	2,011	8,825

MONEY MARKET FUNDS - 7.0%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (d)
(cost $1,354,892)	1,354,892	1,354,892

SECURITIES LENDING COLLATERAL - 5.6%

Money Market Funds - 5.6%
Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank Dreyfus Treasury Cash Management, 0.010% (d)(e)
(cost $1,077,831)	1,077,831	1,077,831

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 110.9% (cost $23,765,682)		21,344,837

LIABILITIES IN EXCESS OF OTHER ASSETS - (10.9%)		(2,096,462)

NET ASSETS - 100.0%		$19,248,375

†	Non-income producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $1,070,320; cash collateral of $1,077,831 was received with which the Fund purchased a money market fund.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund Advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(c)	Represents less than 0.05% of net assets.
(d)	Represents annualized seven-day yield as of the close of the reporting period.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

144A	- Restricted Security
ADR	- American Depositary Receipt
GDR	- Global Depositary Receipt
NVDR	- Non-Voting Depositary Receipt
REIT	- Real Estate Investment Trust

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$822,398	4.3%
Consumer Staples	628,646	3.3
Energy	894,125	4.6
Exchange-Traded Funds	1,384,332	7.2
Financials	7,540,058	39.2
Health Care	208,025	1.1
Industrials	937,987	4.9
Information Technology	2,923,136	15.2
Materials	1,233,197	6.4
Telecommunication Services	1,486,144	7.7
Utilities	854,066	4.4
Money Market Funds	1,354,892	7.0
Securities Lending Collateral	1,077,831	5.6

Total Investments In Securities, At Value	21,344,837	110.9
Liabilities in Excess of Other Assets	(2,096,462)	(10.9)

Net Assets	$19,248,375	100.0%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR LARGE CAP MOMENTUM STYLE FUND

COMMON STOCKS - 97.0%	SHARES	VALUE (Note 4)
Consumer Discretionary - 21.8%
Advance Auto Parts, Inc.	10,500	$1,990,065
Amazon.com, Inc. †	50,521	25,861,195
AutoNation, Inc. †	14,700	855,246
AutoZone, Inc. †	3,131	2,266,312
Best Buy Co., Inc.	44,112	1,637,437
Brinker International, Inc.	12,400	653,108
Brunswick Corp.	16,700	799,763
Cabela’s, Inc. †	11,000	501,600
CarMax, Inc. †	24,366	1,445,391
Carnival Corp.	67,112	3,335,466
Carter’s, Inc.	7,700	697,928
Charter Communications, Inc., Class A †	14,360	2,525,206
Chipotle Mexican Grill, Inc. †	2,871	2,067,838
Cinemark Holdings, Inc.	15,800	513,342
Comcast Corp., Class A	44,290	2,519,215
CST Brands, Inc.	13,128	441,888
Darden Restaurants, Inc.	12,035	824,879
Delphi Automotive PLC (United Kingdom)	4,070	309,483
Dillard’s, Inc., Class A	10,500	917,595
DISH Network Corp., Class A †	28,266	1,649,038
Dollar General Corp.	36,046	2,611,172
Dollar Tree, Inc. †	45,959	3,063,627
Domino’s Pizza, Inc.	12,719	1,372,507
DR Horton, Inc.	27,197	798,504
Expedia, Inc.	19,227	2,262,633
Foot Locker, Inc.	24,400	1,756,068
Gentex Corp.	26,000	403,000
Genuine Parts Co.	16,500	1,367,685
Goodyear Tire & Rubber Co./The	17,069	500,634
GoPro, Inc., Class A †	13,627	425,435
Graham Holdings Co., Class B	737	425,249
H&R Block, Inc.	25,400	919,480
Hanesbrands, Inc.	75,906	2,196,720
Harley-Davidson, Inc.	9,500	521,550
Harman International Industries, Inc.	11,498	1,103,693
Hasbro, Inc.	13,480	972,447
Hilton Worldwide Holdings, Inc.	44,350	1,017,389
Home Depot, Inc./The	154,848	17,883,396
Hyatt Hotels Corp., Class A †	10,100	475,710
Jarden Corp. †	24,655	1,205,136
Kate Spade & Co. †	21,900	418,509
Kohl’s Corp.	13,521	626,158
L Brands, Inc.	45,661	4,115,426
Leggett & Platt, Inc.	14,426	595,072
Lennar Corp., Class A	19,463	936,754
LKQ Corp. †	26,100	740,196
Lowe’s Cos., Inc.	129,077	8,895,987
Macy’s, Inc.	14,903	764,822
Madison Square Garden Co./The, Class A †	16,139	1,164,267
Marriott International, Inc., Class A	30,014	2,046,955
Michaels Cos., Inc./The †	12,239	282,721
Mohawk Industries, Inc. †	11,871	2,158,029
Murphy USA, Inc. †	6,252	343,547
Netflix, Inc. †	57,736	5,961,819
Newell Rubbermaid, Inc.	15,515	616,101

	SHARES	VALUE (Note 4)
Consumer Discretionary - 21.8% (continued)
NIKE, Inc., Class B	99,848	$12,278,309
Nordstrom, Inc.	21,600	1,548,936
Norwegian Cruise Line Holdings Ltd. †	42,289	2,423,160
NVR, Inc. †	211	321,821
O’Reilly Automotive, Inc. †	20,255	5,063,750
Panera Bread Co., Class A †	2,400	464,184
Polaris Industries, Inc.	8,700	1,042,869
Ross Stores, Inc.	75,470	3,658,031
Royal Caribbean Cruises Ltd.	31,428	2,799,921
Sally Beauty Holdings, Inc. †	22,600	536,750
Service Corp. International	15,037	407,503
ServiceMaster Global Holdings, Inc. †	20,228	678,649
Signet Jewelers Ltd.	14,400	1,960,272
Six Flags Entertainment Corp.	32,600	1,492,428
Skechers U.S.A., Inc., Class A †	19,704	2,641,912
Staples, Inc.	65,264	765,547
Starbucks Corp.	179,690	10,213,580
Target Corp.	74,779	5,882,116
TEGNA, Inc.	50,200	1,123,978
Time Warner, Inc.	28,210	1,939,437
TJX Cos., Inc./The	47,689	3,405,948
Tractor Supply Co.	23,184	1,954,875
Ulta Salon Cosmetics & Fragrance, Inc. †	16,379	2,675,510
Under Armour, Inc., Class A †	39,858	3,857,457
VF Corp.	43,322	2,954,994
Walt Disney Co./The	186,845	19,095,559
Whirlpool Corp.	10,770	1,585,990
Williams-Sonoma, Inc.	8,200	626,070
Wyndham Worldwide Corp.	21,202	1,524,424
Yum! Brands, Inc.	21,190	1,694,141

		219,378,514

Consumer Staples - 9.7%
Altria Group, Inc.	230,749	12,552,746
Archer-Daniels-Midland Co.	24,289	1,006,779
Brown-Forman Corp., Class B	12,435	1,204,951
Church & Dwight Co., Inc.	17,383	1,458,434
Clorox Co./The	6,203	716,633
Coca-Cola Enterprises, Inc.	9,447	456,762
ConAgra Foods, Inc.	31,992	1,295,996
Constellation Brands, Inc., Class A	32,500	4,069,325
Costco Wholesale Corp.	53,622	7,752,133
Coty, Inc., Class A	61,025	1,651,336
CVS Health Corp.	143,099	13,806,191
Dr Pepper Snapple Group, Inc.	46,900	3,707,445
Edgewell Personal Care Co.	4,753	387,845
Estee Lauder Cos., Inc./The, Class A	18,780	1,515,170
General Mills, Inc.	5,265	295,524
Hain Celestial Group, Inc./The †	18,761	968,068
Hershey Co./The	11,545	1,060,755
Hormel Foods Corp.	22,817	1,444,544
Ingredion, Inc.	4,600	401,626
JM Smucker Co./The	6,800	775,812
Keurig Green Mountain, Inc.	8,784	457,998
Kroger Co./The	164,908	5,948,232
McCormick & Co., Inc.	12,000	986,160
Mead Johnson Nutrition Co.	10,290	724,416

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR LARGE CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Consumer Staples - 9.7% (continued)
Molson Coors Brewing Co., Class B	8,159	$677,360
Mondelez International, Inc., Class A	132,396	5,543,421
Monster Beverage Corp. †	32,937	4,451,106
PepsiCo, Inc.	12,996	1,225,523
Pilgrim’s Pride Corp.	35,800	743,924
Pinnacle Foods, Inc.	6,660	278,921
Reynolds American, Inc.	155,464	6,882,391
Rite Aid Corp. †	142,500	864,975
Tyson Foods, Inc., Class A	12,255	528,190
Walgreens Boots Alliance, Inc.	121,999	10,138,117
WhiteWave Foods Co./The †	30,208	1,212,851

		97,191,660

Energy - 1.1%
Cheniere Energy, Inc. †	14,342	692,719
Columbia Pipeline Group, Inc.	45,756	836,877
CVR Energy, Inc.	12,300	504,915
Golar LNG Ltd. (Norway)	13,500	376,380
Kinder Morgan, Inc.	45,813	1,268,104
Marathon Petroleum Corp.	42,516	1,969,766
Targa Resources Corp.	8,376	431,532
Tesoro Corp.	19,146	1,861,757
Valero Energy Corp.	45,433	2,730,523

		10,672,573

Financials - 11.9%
Alexandria Real Estate Equities, Inc. REIT	5,032	426,059
Allstate Corp./The	34,468	2,007,416
American Financial Group, Inc.	8,200	565,062
American International Group, Inc.	84,807	4,818,734
Ameriprise Financial, Inc.	24,500	2,673,685
AmTrust Financial Services, Inc.	11,317	712,745
Aon PLC (United Kingdom)	11,400	1,010,154
Apartment Investment & Management Co., Class A REIT	32,100	1,188,342
Arch Capital Group Ltd. †	15,874	1,166,263
AvalonBay Communities, Inc. REIT	7,137	1,247,690
Bank of New York Mellon Corp./The	49,306	1,930,330
Berkshire Hathaway, Inc., Class B †	11,700	1,525,680
BlackRock, Inc.	8,247	2,453,235
Boston Properties, Inc. REIT	11,893	1,408,131
Brixmor Property Group, Inc. REIT	40,616	953,664
Camden Property Trust REIT	10,668	788,365
Charles Schwab Corp./The	39,242	1,120,751
Cincinnati Financial Corp.	26,000	1,398,800
CME Group, Inc.	46,128	4,277,911
Corrections Corp. of America REIT	18,552	548,026
Credit Acceptance Corp. †	3,992	785,905
Digital Realty Trust, Inc. REIT	24,330	1,589,236
Discover Financial Services	22,325	1,160,677
E*TRADE Financial Corp. †	58,031	1,527,956
East West Bancorp, Inc.	16,247	624,210
Equinix, Inc. REIT	3,934	1,075,556
Equity LifeStyle Properties, Inc. REIT	7,799	456,787
Equity Residential REIT	24,742	1,858,619
Essex Property Trust, Inc. REIT	17,440	3,896,445
Extra Space Storage, Inc. REIT	32,200	2,484,552

	SHARES	VALUE (Note 4)
Financials - 11.9% (continued)
Federal Realty Investment Trust REIT	13,268	$1,810,419
First Horizon National Corp.	34,651	491,351
First Republic Bank/CA	8,493	533,106
FNF Group	53,600	1,901,192
General Growth Properties, Inc. REIT	46,849	1,216,669
Goldman Sachs Group, Inc./The	39,038	6,783,243
Hartford Financial Services Group, Inc./The	19,320	884,470
Huntington Bancshares, Inc.	147,100	1,559,260
Interactive Brokers Group, Inc., Class A	41,795	1,649,649
Intercontinental Exchange, Inc.	8,943	2,101,516
Iron Mountain, Inc. REIT	20,315	630,171
JPMorgan Chase & Co.	302,190	18,424,524
Kimco Realty Corp. REIT	13,298	324,870
Lamar Advertising Co., Class A REIT	12,300	641,814
M&T Bank Corp.	3,100	378,045
Markel Corp. †	866	694,411
Marsh & McLennan Cos., Inc.	7,400	386,428
McGraw Hill Financial, Inc.	34,439	2,978,973
Moody’s Corp.	30,600	3,004,920
Morgan Stanley	126,441	3,982,891
MSCI, Inc.	6,683	397,371
Nasdaq, Inc.	18,693	996,898
National Retail Properties, Inc. REIT	18,861	684,088
Navient Corp.	29,600	332,704
Northern Trust Corp.	16,624	1,133,092
Omega Healthcare Investors, Inc. REIT	11,537	405,526
PNC Financial Services Group, Inc./The	16,027	1,429,608
Post Properties, Inc. REIT	5,900	343,911
Principal Financial Group, Inc.	9,300	440,262
Progressive Corp./The	19,131	586,174
Raymond James Financial, Inc.	9,298	461,460
Realty Income Corp. REIT	6,817	323,058
Regency Centers Corp. REIT	19,200	1,193,280
Santander Consumer USA Holdings, Inc. †	22,128	451,854
SEI Investments Co.	15,136	730,009
Signature Bank †	9,881	1,359,230
SL Green Realty Corp. REIT	2,865	309,878
Springleaf Holdings, Inc. †	25,962	1,135,059
SunTrust Banks, Inc.	11,700	447,408
SVB Financial Group †	10,697	1,235,931
Synchrony Financial †	38,357	1,200,574
Synovus Financial Corp.	10,355	306,508
Torchmark Corp.	14,100	795,240
Travelers Cos., Inc./The	18,608	1,852,054
UDR, Inc. REIT	41,200	1,420,576
Vornado Realty Trust REIT	7,098	641,801
Voya Financial, Inc.	13,148	509,748
WR Berkley Corp.	13,700	744,869

		119,927,079

Health Care - 20.5%
Abbott Laboratories	147,567	5,935,145
AbbVie, Inc.	171,713	9,342,904
Acadia Healthcare Co., Inc. †	15,188	1,006,509
Aetna, Inc.	58,800	6,433,308
Agios Pharmaceuticals, Inc. †	21,050	1,485,919

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR LARGE CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Health Care - 20.5% (continued)
Akorn, Inc. †	33,919	$966,861
Alexion Pharmaceuticals, Inc. †	9,108	1,424,400
Align Technology, Inc. †	9,300	527,868
Allergan PLC †	11,033	2,998,880
Alnylam Pharmaceuticals, Inc. †	21,541	1,731,035
AmerisourceBergen Corp.	37,940	3,603,921
Amgen, Inc.	81,945	11,334,632
Anthem, Inc.	42,554	5,957,560
athenahealth, Inc. †	5,100	680,085
Becton Dickinson and Co.	17,382	2,305,896
Biogen, Inc. †	11,532	3,365,153
BioMarin Pharmaceutical, Inc. †	30,363	3,197,831
Bluebird Bio, Inc. †	15,072	1,289,410
Boston Scientific Corp. †	151,289	2,482,652
Bristol-Myers Squibb Co.	174,633	10,338,274
Brookdale Senior Living, Inc. †	19,500	447,720
Cardinal Health, Inc.	31,548	2,423,517
Celgene Corp. †	89,447	9,675,482
Centene Corp. †	36,227	1,964,590
Cerner Corp. †	39,879	2,391,145
Community Health Systems, Inc. †	16,800	718,536
Cooper Cos., Inc./The	7,400	1,101,564
CR Bard, Inc.	4,468	832,433
DaVita HealthCare Partners, Inc. †	28,200	2,039,706
DexCom, Inc. †	29,613	2,542,572
Edwards Lifesciences Corp. †	23,784	3,381,371
Eli Lilly & Co.	131,095	10,971,341
Express Scripts Holding Co. †	70,307	5,692,055
Gilead Sciences, Inc.	64,320	6,315,581
HCA Holdings, Inc. †	57,725	4,465,606
Henry Schein, Inc. †	6,082	807,203
Hologic, Inc. †	42,077	1,646,473
IDEXX Laboratories, Inc. †	8,000	594,000
Illumina, Inc. †	20,225	3,555,960
Incyte Corp. †	35,900	3,960,847
Intrexon Corp. †	32,848	1,044,566
Intuitive Surgical, Inc. †	2,503	1,150,329
Isis Pharmaceuticals, Inc. †	38,536	1,557,625
Jazz Pharmaceuticals PLC (Ireland) †	5,800	770,298
Laboratory Corp of America Holdings †	3,822	414,572
McKesson Corp.	21,694	4,014,041
Medivation, Inc. †	41,386	1,758,905
MEDNAX, Inc. †	8,864	680,667
Medtronic PLC (Ireland)	34,077	2,281,114
Mettler-Toledo International, Inc. †	1,323	376,711
OPKO Health, Inc. †	98,959	832,245
Pfizer, Inc.	342,013	10,742,628
Puma Biotechnology, Inc. †	8,156	614,636
Quest Diagnostics, Inc.	8,879	545,792
Quintiles Transnational Holdings, Inc. †	11,644	810,073
Regeneron Pharmaceuticals, Inc. †	13,676	6,361,255
ResMed, Inc.	17,407	887,061
St. Jude Medical, Inc.	10,000	630,900
Stryker Corp.	10,251	964,619
Tenet Healthcare Corp. †	7,900	291,668
Thermo Fisher Scientific, Inc.	8,779	1,073,496
United Therapeutics Corp. †	11,113	1,458,470

	SHARES	VALUE (Note 4)
Health Care - 20.5% (continued)
UnitedHealth Group, Inc.	125,314	$14,537,677
Universal Health Services, Inc., Class B	11,152	1,391,881
VCA, Inc. †	11,583	609,845
Vertex Pharmaceuticals, Inc. †	36,813	3,833,706
Waters Corp. †	2,498	295,289
Zimmer Biomet Holdings, Inc.	11,648	1,094,097
Zoetis, Inc.	75,912	3,126,056

		206,086,167

Industrials - 7.5%
3M Co.	17,857	2,531,587
A. O. Smith Corp.	16,200	1,056,078
Acuity Brands, Inc.	8,767	1,539,310
Alaska Air Group, Inc.	35,600	2,828,420
AMERCO	2,404	945,902
American Airlines Group, Inc.	11,156	433,187
Avis Budget Group, Inc. †	35,270	1,540,594
Boeing Co./The	13,104	1,715,969
CH Robinson Worldwide, Inc.	6,166	417,931
Cintas Corp.	19,335	1,657,976
CSX Corp.	13,771	370,440
Danaher Corp.	20,317	1,731,212
Delta Air Lines, Inc.	19,785	887,753
Equifax, Inc.	11,894	1,155,859
FedEx Corp.	12,122	1,745,326
Fortune Brands Home & Security, Inc.	53,300	2,530,151
General Dynamics Corp.	41,370	5,706,991
Genesee & Wyoming, Inc., Class A †	7,000	413,560
HD Supply Holdings, Inc. †	22,030	630,499
Hexcel Corp.	15,700	704,302
Honeywell International, Inc.	7,142	676,276
Hubbell, Inc., Class B	3,700	314,315
Huntington Ingalls Industries, Inc.	9,900	1,060,785
IHS, Inc., Class A †	4,100	475,600
JB Hunt Transport Services, Inc.	14,400	1,028,160
JetBlue Airways Corp. †	92,391	2,380,916
Kansas City Southern	5,172	470,031
Lennox International, Inc.	2,533	287,065
Lockheed Martin Corp.	28,440	5,895,896
Macquarie Infrastructure Corp.	6,165	460,279
Masco Corp.	30,875	777,433
Middleby Corp./The †	10,800	1,136,052
Northrop Grumman Corp.	35,000	5,808,250
Old Dominion Freight Line, Inc. †	13,999	853,939
Owens Corning	12,800	536,448
Pitney Bowes, Inc.	36,200	718,570
Raytheon Co.	6,926	756,735
Robert Half International, Inc.	12,601	644,667
Roper Technologies, Inc.	10,539	1,651,461
RR Donnelley & Sons Co.	50,900	741,104
Snap-on, Inc.	4,561	688,437
Southwest Airlines Co.	99,247	3,775,356
Spirit AeroSystems Holdings, Inc., Class A †	19,913	962,594
Spirit Airlines, Inc. †	17,600	832,480
Stanley Black & Decker, Inc.	3,062	296,953
Stericycle, Inc. †	7,700	1,072,687
Textron, Inc.	13,400	504,376

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR LARGE CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Industrials - 7.5% (continued)
Timken Co./The	14,600	$401,354
TransDigm Group, Inc. †	9,000	1,911,690
United Continental Holdings, Inc. †	44,323	2,351,335
United Rentals, Inc. †	11,585	695,679
USG Corp. †	18,500	492,470
Verisk Analytics, Inc. †	18,500	1,367,335
Wabtec Corp.	8,800	774,840
Waste Connections, Inc.	8,300	403,214
Waste Management, Inc.	22,380	1,114,748
WW Grainger, Inc.	3,900	838,539

		75,701,116

Information Technology - 21.4%
Accenture PLC, Class A (Ireland)	11,097	1,090,391
Activision Blizzard, Inc.	60,800	1,878,112
Adobe Systems, Inc. †	33,575	2,760,536
Akamai Technologies, Inc. †	34,019	2,349,352
Amdocs Ltd.	5,217	296,743
Amphenol Corp., Class A	21,046	1,072,504
Analog Devices, Inc.	5,437	306,701
ANSYS, Inc. †	5,600	493,584
Apple, Inc.	587,958	64,851,767
Applied Materials, Inc.	30,056	441,523
ARRIS Group, Inc. †	22,700	589,519
Arrow Electronics, Inc. †	8,600	475,408
Autodesk, Inc. †	9,303	410,634
Automatic Data Processing, Inc.	59,512	4,782,384
Avago Technologies Ltd. (Singapore)	6,041	755,185
Booz Allen Hamilton Holding Corp.	14,749	386,571
Broadridge Financial Solutions, Inc.	7,930	438,926
Brocade Communications Systems, Inc.	101,800	1,056,684
Cadence Design Systems, Inc. †	23,600	488,048
CDK Global, Inc.	6,566	313,723
CDW Corp.	17,088	698,216
Cisco Systems, Inc.	237,513	6,234,716
Cognizant Technology Solutions Corp., Class A †	64,629	4,046,422
Computer Sciences Corp.	10,500	644,490
CoreLogic, Inc. †	18,100	673,863
CoStar Group, Inc. †	4,800	830,688
eBay, Inc. †	146,541	3,581,462
Electronic Arts, Inc. †	73,077	4,950,967
F5 Networks, Inc. †	6,500	752,700
Facebook, Inc., Class A †	82,533	7,419,717
FactSet Research Systems, Inc.	4,319	690,219
Fidelity National Information Services, Inc.	28,880	1,937,270
FireEye, Inc. †	18,293	582,083
Fiserv, Inc. †	42,630	3,692,184
FleetCor Technologies, Inc. †	19,235	2,647,121
Fortinet, Inc. †	43,122	1,831,823
Gartner, Inc. †	6,200	520,366
Global Payments, Inc.	10,387	1,191,701
Google, Inc., Class A †	20,318	12,970,402
Hewlett-Packard Co.	11,857	303,658
IAC/InterActiveCorp	12,900	841,983
Intel Corp.	10,460	315,264
Intuit, Inc.	33,374	2,961,943

	SHARES	VALUE (Note 4)
Information Technology - 21.4% (continued)
IPG Photonics Corp. †	5,942	$451,414
Jack Henry & Associates, Inc.	8,800	612,568
KLA-Tencor Corp.	11,300	565,000
Lam Research Corp.	18,200	1,189,006
LinkedIn Corp., Class A †	4,830	918,328
Marvell Technology Group Ltd. (2)	53,500	484,175
MasterCard, Inc., Class A	130,096	11,724,252
Maxim Integrated Products, Inc.	21,200	708,080
Motorola Solutions, Inc.	478	32,686
NetSuite, Inc. †	13,600	1,141,040
NVIDIA Corp.	40,882	1,007,741
Palo Alto Networks, Inc. †	22,516	3,872,752
PayPal Holdings, Inc. †	10,396	322,692
Qorvo, Inc. †	34,820	1,568,641
Rackspace Hosting, Inc. †	19,930	491,872
Red Hat, Inc. †	22,415	1,611,190
Sabre Corp.	24,104	655,147
salesforce.com, inc. †	66,832	4,640,146
ServiceNow, Inc. †	28,812	2,000,993
Skyworks Solutions, Inc.	47,184	3,973,365
SolarWinds, Inc. †	12,600	494,424
Splunk, Inc. †	14,419	798,092
SS&C Technologies Holdings, Inc.	9,449	661,808
Synopsys, Inc. †	8,594	396,871
Tableau Software, Inc., Class A †	17,705	1,412,505
Texas Instruments, Inc.	16,115	798,015
Total System Services, Inc.	24,016	1,091,047
Ultimate Software Group, Inc./The †	2,490	445,735
Vantiv, Inc., Class A †	6,559	294,630
VeriSign, Inc. †	21,755	1,535,033
Visa, Inc., Class A	281,043	19,577,455
Western Digital Corp.	8,755	695,497
Western Union Co./The	34,255	628,922
Xerox Corp.	97,260	946,340
Xilinx, Inc.	15,310	649,144
Yahoo!, Inc. †	17,797	514,511
Zebra Technologies Corp., Class A †	5,618	430,058
Zillow Group, Inc., Class C †	12,000	324,000

		215,222,728

Materials - 2.0%
Air Products & Chemicals, Inc.	15,243	1,944,702
Airgas, Inc.	4,900	437,717
Alcoa, Inc.	36,532	352,899
Ashland, Inc.	6,600	664,092
Ball Corp.	21,800	1,355,960
CF Industries Holdings, Inc.	9,377	421,027
Eagle Materials, Inc.	11,000	752,620
Ecolab, Inc.	3,800	416,936
International Flavors & Fragrances, Inc.	6,500	671,190
Martin Marietta Materials, Inc.	4,779	726,169
NewMarket Corp.	1,600	571,200
Packaging Corp. of America	14,500	872,320
PPG Industries, Inc.	19,885	1,743,716
Royal Gold, Inc.	10,283	483,095
Sealed Air Corp.	23,485	1,100,977
Sherwin-Williams Co./The	15,110	3,366,206

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR LARGE CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Materials - 2.0% (continued)
Valspar Corp./The	8,500	$610,980
Vulcan Materials Co.	21,207	1,891,664
Westlake Chemical Corp.	14,900	773,161
WestRock Co.	10,591	544,801
WR Grace & Co. †	3,700	344,285

		20,045,717

Telecommunication Services - 0.6%
Level 3 Communications, Inc. †	40,803	1,782,683
SBA Communications Corp., Class A †	14,815	1,551,723
T-Mobile US, Inc. †	66,989	2,666,832

		6,001,238

Utilities - 0.5%
American Water Works Co., Inc.	21,738	1,197,329
Atmos Energy Corp.	9,100	529,438
CMS Energy Corp.	9,990	352,847
DTE Energy Co.	4,802	385,937
ITC Holdings Corp.	14,787	492,998
NiSource, Inc.	45,756	848,774
SCANA Corp.	9,641	542,403
Sempra Energy	5,545	536,312

		4,886,038

TOTAL COMMON STOCKS (cost $855,947,598)		975,112,830

MONEY MARKET FUNDS - 2.9%	SHARES	VALUE (Note 4)
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (2)(a)
(cost $29,587,039)	29,587,039	$29,587,039

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 99.9% (cost $885,534,637)		1,004,699,869

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1% (b)		922,879

NET ASSETS - 100.0%		$1,005,622,748

All securities are United States companies, unless noted otherwise in parentheses.

†	Non-income producing security.
(a)	Represents annualized seven-day yield as of the close of the reporting period.
(b)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

Open futures contracts outstanding at September 30, 2015:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
216	Barclays Capital	S&P 500 E-Mini Futures	12/2015	$21,016,538	$20,613,960	$(402,578)

Collateral pledged to, or (received from), each counterparty at September 30, 2015 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
Barclays Capital
Cash	$—	$1,765,815	$1,765,815

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR SMALL CAP MOMENTUM STYLE FUND

COMMON STOCKS - 96.9%	SHARES	VALUE (Note 4)
Consumer Discretionary - 16.3%
1-800-Flowers.com, Inc., Class A †	76,836	$699,208
2U, Inc. †	32,492	1,166,463
AMC Entertainment Holdings, Inc., Class A	45,032	1,134,356
American Axle & Manufacturing Holdings, Inc. †	10,127	201,932
American Eagle Outfitters, Inc. (a)	11,440	178,807
America’s Car-Mart, Inc. †	5,800	191,922
Asbury Automotive Group, Inc. †	15,255	1,237,943
Barnes & Noble Education, Inc. †	16,345	207,745
Barnes & Noble, Inc.	27,579	333,982
Bassett Furniture Industries, Inc.	16,512	459,859
Big Lots, Inc. (a)	3,561	170,643
BJ’s Restaurants, Inc. †	19,100	821,873
Bloomin’ Brands, Inc.	24,174	439,483
Boyd Gaming Corp. †	54,401	886,736
Bright Horizons Family Solutions, Inc. †	9,113	585,419
Buckle, Inc./The (a)	8,663	320,271
Buffalo Wild Wings, Inc. †	2,561	495,374
Build-A-Bear Workshop, Inc. †	26,600	502,474
Burlington Stores, Inc. †	11,131	568,126
Caleres, Inc.	18,149	554,089
Callaway Golf Co.	14,351	119,831
Capella Education Co.	3,090	153,017
Carriage Services, Inc.	15,997	345,375
Carrols Restaurant Group, Inc. †	32,223	383,454
Cato Corp./The, Class A	16,800	571,704
Cavco Industries, Inc. †	3,700	251,933
Century Casinos, Inc. †	14,749	90,706
Cheesecake Factory, Inc./The	8,648	466,646
Chegg, Inc. †(a)	61,371	442,485
Cherokee, Inc. †	10,900	169,168
Children’s Place, Inc./The	11,177	644,578
Churchill Downs, Inc.	9,003	1,204,691
Citi Trends, Inc.	17,300	404,474
ClubCorp Holdings, Inc.	42,572	913,595
Collectors Universe, Inc.	366	5,519
Columbia Sportswear Co.	8,362	491,602
Cooper Tire & Rubber Co.	11,679	461,437
Cooper-Standard Holding, Inc. †	3,273	189,834
Core-Mark Holding Co., Inc.	12,619	825,914
Cracker Barrel Old Country Store, Inc. (a)	3,875	570,710
Culp, Inc.	11,894	381,441
Denny’s Corp. †	70,300	775,409
Diamond Resorts International, Inc. †(a)	41,035	959,809
DineEquity, Inc.	11,300	1,035,758
DreamWorks Animation SKG, Inc., Class A †	9,359	163,315
Drew Industries, Inc.	7,019	383,308
Empire Resorts, Inc. †(a)	2,031	8,550
Entravision Communications Corp., Class A	18,294	121,472
EW Scripps Co./The, Class A	44,162	780,343
Express, Inc. †	38,147	681,687
Famous Dave’s of America, Inc. †(a)	2,675	34,534
Fiesta Restaurant Group, Inc. †	8,074	366,317
Flexsteel Industries, Inc.	6,173	192,906

	SHARES	VALUE (Note 4)
Consumer Discretionary - 16.3% (continued)
FTD Cos., Inc. †	7,955	$237,059
Gentherm, Inc. †	12,244	550,000
G-III Apparel Group Ltd. †	26,563	1,637,875
Global Eagle Entertainment, Inc. †(a)	24,438	280,548
Grand Canyon Education, Inc. †	4,900	186,151
Gray Television, Inc. †	42,717	545,069
Group 1 Automotive, Inc.	9,880	841,282
Haverty Furniture Cos., Inc.	7,500	176,100
Helen of Troy Ltd. †	17,296	1,544,533
Hooker Furniture Corp. (a)	12,387	291,590
Houghton Mifflin Harcourt Co. †	18,591	377,583
HSN, Inc.	4,348	248,879
IMAX Corp. (Canada) †(a)	6,991	236,226
Installed Building Products, Inc. †	26,386	667,038
International Speedway Corp., Class A	4,955	157,173
Interval Leisure Group, Inc.	15,214	279,329
Isle of Capri Casinos, Inc. †	34,624	603,843
Jack in the Box, Inc.	8,243	635,041
Jamba, Inc. †(a)	11,862	169,033
Kirkland’s, Inc.	14,240	306,730
Kona Grill, Inc. †(a)	16,400	258,300
Lee Enterprises, Inc. †	13,748	28,596
Libbey, Inc.	16,700	544,587
Liberty Tax, Inc. (a)	6,900	160,701
LifeLock, Inc. †(a)	35,039	306,942
Lithia Motors, Inc., Class A	12,600	1,362,186
Loral Space & Communications, Inc. †	2,600	122,408
Marcus Corp./The	6,900	133,446
MarineMax, Inc. †	27,463	388,052
Marriott Vacations Worldwide Corp.	20,400	1,390,056
Mattress Firm Holding Corp. †(a)	22,100	922,896
MDC Partners, Inc., Class A	7,871	145,062
Men’s Wearhouse, Inc./The	11,605	493,445
Monarch Casino & Resort, Inc. †	7,349	132,062
Monro Muffler Brake, Inc.	5,300	358,015
Motorcar Parts of America, Inc. †	13,486	422,651
NACCO Industries, Inc., Class A	4,200	199,710
Nathan’s Famous, Inc.	1,366	51,935
Nautilus, Inc. †	36,046	540,690
New Media Investment Group, Inc.	33,484	517,663
Nexstar Broadcasting Group, Inc., Class A	14,176	671,234
Nutrisystem, Inc.	21,700	575,484
Outerwall, Inc. (a)	5,290	301,160
Overstock.com, Inc. †	20,834	357,511
Oxford Industries, Inc.	9,862	728,605
Papa John’s International, Inc.	26,377	1,806,297
Papa Murphy’s Holdings, Inc. †(a)	22,659	332,634
Penn National Gaming, Inc. †(a)	55,621	933,320
Performance Sports Group Ltd. †	19,345	259,610
Perry Ellis International, Inc. †	17,616	386,847
PetMed Express, Inc. (a)	10,939	176,118
Pool Corp.	9,144	661,111
Popeyes Louisiana Kitchen, Inc. †	19,400	1,093,384
Rave Restaurant Group, Inc. †(a)	7,822	66,722
Red Robin Gourmet Burgers, Inc. †	8,127	615,539
Rent-A-Center, Inc.	5,373	130,295
Rentrak Corp. †(a)	4,798	259,428

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR SMALL CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Consumer Discretionary - 16.3% (continued)
Restoration Hardware Holdings, Inc. †	5,135	$479,147
Rocky Brands, Inc.	345	4,896
Ruth’s Hospitality Group, Inc.	22,500	365,400
Scholastic Corp.	17,499	681,761
Scientific Games Corp., Class A †(a)	53,979	564,081
Select Comfort Corp. †	35,132	768,688
Sequential Brands Group, Inc. †(a)	25,800	373,326
Shoe Carnival, Inc.	7,229	172,050
Skullcandy, Inc. †	25,665	141,927
Smith & Wesson Holding Corp. †	19,914	335,949
Sonic Corp.	36,600	839,970
Speedway Motorsports, Inc.	8,423	152,035
Sportsman’s Warehouse Holdings, Inc. †(a)	16,127	198,685
Standard Motor Products, Inc.	7,482	260,972
Stein Mart, Inc.	14,500	140,360
Steven Madden Ltd. †	30,019	1,099,296
Strattec Security Corp.	2,800	176,568
Strayer Education, Inc. †	2,736	150,398
Sturm Ruger & Co., Inc.	2,117	124,247
Superior Uniform Group, Inc.	9,846	176,539
Texas Roadhouse, Inc.	43,558	1,620,358
Tile Shop Holdings, Inc. †	9,494	113,738
Tilly’s, Inc., A Shares †	20,094	147,892
Tower International, Inc. †	8,484	201,580
Unifi, Inc. †	10,400	310,024
Universal Electronics, Inc. †	9,143	384,280
Vail Resorts, Inc.	4,010	419,767
World Wrestling Entertainment, Inc., Class A (a)	41,508	701,485
YOU On Demand Holdings, Inc. †(a)	10,888	21,014
ZAGG, Inc. †	33,050	224,409
Zoe’s Kitchen, Inc. †(a)	11,850	467,956
Zumiez, Inc. †	10,529	164,568

		65,537,377

Consumer Staples - 4.3%
Boston Beer Co., Inc./The, Class A †(a)	700	147,427
Calavo Growers, Inc.	14,700	656,208
Cal-Maine Foods, Inc. (a)	28,000	1,529,080
Casey’s General Stores, Inc.	5,193	534,464
Central Garden & Pet Co., Class A †	20,297	326,985
Coca-Cola Bottling Co. Consolidated	6,851	1,324,846
Dean Foods Co.	9,918	163,845
Diamond Foods, Inc. †	10,721	330,850
Fresh Del Monte Produce, Inc.	31,400	1,240,614
Fresh Market, Inc./The †(a)	5,322	120,224
HRG Group, Inc. †	27,532	322,950
Ingles Markets, Inc., Class A	16,905	808,566
Inter Parfums, Inc.	6,100	151,341
J&J Snack Foods Corp.	7,497	852,109
John B. Sanfilippo & Son, Inc.	13,162	674,684
Liberator Medical Holdings, Inc. (a)	12,454	29,267
Medifast, Inc. †	6,400	171,904
National Beverage Corp. †	9,977	306,593
Natural Health Trends Corp. (a)	18,300	598,044
Omega Protein Corp. †	13,000	220,610
Post Holdings, Inc. †	21,955	1,297,541
Revlon, Inc., Class A †	23,700	697,965

	SHARES	VALUE (Note 4)
Consumer Staples - 4.3% (continued)
Snyder’s-Lance, Inc.	23,881	$805,506
SpartanNash Co.	19,064	492,804
SUPERVALU, Inc. †	16,331	117,257
Tootsie Roll Industries, Inc. (a)	3,895	121,875
USANA Health Sciences, Inc. †	8,964	1,201,445
Vector Group Ltd. (a)	73,494	1,661,696
WD-40 Co.	5,500	489,885

		17,396,585

Energy - 0.7%
Aemetis, Inc. †	958	2,635
Alon USA Energy, Inc.	35,205	636,154
Delek US Holdings, Inc.	17,683	489,819
Enbridge Energy Management LLC	973	23,138
Nordic American Tankers Ltd. (Norway) (a)	47,016	714,643
Panhandle Oil and Gas, Inc., Class A	8,155	131,785
REX American Resources Corp. †(a)	3,115	157,681
Teekay Tankers Ltd., Class A	73,424	506,626
Vertex Energy, Inc. †(a)	15,052	32,211

		2,694,692

Financials - 17.3%
Acadia Realty Trust REIT	17,137	515,310
Actua Corp. †	12,100	142,296
Agree Realty Corp. REIT	6,100	182,085
Alexander’s, Inc. REIT	1,300	486,200
American Assets Trust, Inc. REIT	17,708	723,549
American Equity Investment Life Holding Co.	20,578	479,673
Ameris Bancorp	11,401	327,779
AMERISAFE, Inc.	5,675	282,218
Argo Group International Holdings Ltd.	16,900	956,371
Atlas Financial Holdings, Inc. †	8,617	159,415
Banc of California, Inc.	16,338	200,467
Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	14,983	346,856
BancorpSouth, Inc.	37,335	887,453
Bank of the Ozarks, Inc.	23,533	1,029,804
Banner Corp.	9,863	471,156
Beneficial Bancorp, Inc. †	21,218	281,351
Berkshire Hills Bancorp, Inc.	11,726	322,934
BGC Partners, Inc., Class A	151,900	1,248,618
BNC Bancorp	14,052	312,376
BofI Holding, Inc. †	12,968	1,670,667
Boston Private Financial Holdings, Inc.	13,300	155,610
Brookline Bancorp, Inc.	19,253	195,225
Capital Bank Financial Corp., Class A †	28,431	859,469
Cardinal Financial Corp.	12,981	298,693
Cash America International, Inc.	15,002	419,606
Cathay General Bancorp (a)	49,543	1,484,308
Cedar Realty Trust, Inc. REIT	29,000	180,090
CenterState Banks, Inc.	8,337	122,554
Central Pacific Financial Corp.	18,939	397,151
Chatham Lodging Trust REIT	17,052	366,277
Chemical Financial Corp.	6,828	220,886
Cohen & Steers, Inc.	9,516	261,214
Columbia Banking System, Inc.	24,968	779,251
ConnectOne Bancorp, Inc.	11,700	225,810

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR SMALL CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Financials - 17.3% (continued)
Consumer Portfolio Services, Inc. †	14,083	$70,133
CoreSite Realty Corp. REIT	20,502	1,054,623
Cowen Group, Inc., Class A †(a)	57,400	261,744
Customers Bancorp, Inc. †	25,906	665,784
CyrusOne, Inc. REIT	37,452	1,223,182
Diamond Hill Investment Group, Inc.	1,639	304,920
DuPont Fabros Technology, Inc. REIT	11,068	286,440
Eagle Bancorp, Inc. †	23,148	1,053,234
Education Realty Trust, Inc. REIT	8,506	280,273
Employers Holdings, Inc.	6,600	147,114
Enstar Group Ltd. †	3,300	495,000
Essent Group Ltd. †	44,185	1,097,997
EverBank Financial Corp.	12,935	249,646
Evercore Partners, Inc., Class A	3,405	171,067
FBL Financial Group, Inc., Class A	11,100	682,872
FBR & Co.	2,467	50,376
FCB Financial Holdings, Inc., Class A †	12,131	395,713
Federal Agricultural Mortgage Corp., Class C	635	16,466
Federated National Holding Co.	17,400	417,948
Fidelity Southern Corp.	19,921	421,130
First American Financial Corp.	12,750	498,143
First Defiance Financial Corp.	7,117	260,198
First Interstate BancSystem, Inc., Class A	9,200	256,128
First Merchants Corp.	14,150	371,013
GAIN Capital Holdings, Inc.	24,292	176,846
GAMCO Investors, Inc., Class A	4,800	263,520
GEO Group, Inc./The REIT	5,081	151,109
Gladstone Commercial Corp. REIT	10,000	141,100
Great Southern Bancorp, Inc.	6,714	290,716
Greenlight Capital Re Ltd., Class A †	6,200	138,136
Hanmi Financial Corp.	13,175	332,010
HCI Group, Inc.	3,900	151,203
Heartland Financial USA, Inc.	9,469	343,630
Heritage Insurance Holdings, Inc. †	14,157	279,318
HFF, Inc., Class A	20,300	685,328
Home BancShares, Inc.	16,580	671,490
HomeStreet, Inc. †	11,176	258,166
Horace Mann Educators Corp.	12,800	425,216
Hudson Pacific Properties, Inc. REIT	38,075	1,096,179
Impac Mortgage Holdings, Inc. †(a)	16,446	268,892
Independent Bank Corp./MA (a)	10,916	503,228
Independent Bank Corp./MI	23,700	349,812
Infinity Property & Casualty Corp.	3,300	265,782
INTL. FCStone, Inc. †	11,704	288,972
Investment Technology Group, Inc.	20,907	278,899
Investors Bancorp, Inc.	46,633	575,451
Janus Capital Group, Inc.	9,023	122,713
Kennedy-Wilson Holdings, Inc.	22,311	494,635
Ladenburg Thalmann Financial Services, Inc. †(a)	125,900	265,649
Lakeland Financial Corp.	7,500	338,625
LegacyTexas Financial Group, Inc.	12,927	394,015
LendingTree, Inc. †	13,441	1,250,416
LTC Properties, Inc. REIT	6,113	260,842
Maiden Holdings Ltd.	37,600	521,888
Marcus & Millichap, Inc. †	28,051	1,290,065

	SHARES	VALUE (Note 4)
Financials - 17.3% (continued)
MarketAxess Holdings, Inc.	9,015	$837,313
MB Financial, Inc.	34,300	1,119,552
Meridian Bancorp, Inc.	24,780	338,743
Meta Financial Group, Inc.	5,100	213,027
MGIC Investment Corp. †	26,804	248,205
Monmouth Real Estate Investment Corp. REIT (a)	33,284	324,519
National General Holdings Corp.	8,430	162,615
National Health Investors, Inc. REIT	2,087	119,982
Navigators Group, Inc./The †	6,000	467,880
Nelnet, Inc., Class A	9,959	344,681
Newtek Business Services Corp.	3,014	49,520
OneBeacon Insurance Group Ltd., Class A	14,400	202,176
Opus Bank	6,533	249,822
Oritani Financial Corp.	10,200	159,324
Pennsylvania Real Estate Investment Trust REIT	28,975	574,574
Physicians Realty Trust REIT	30,794	464,681
Pinnacle Financial Partners, Inc.	25,631	1,266,428
Piper Jaffray Cos. †	4,807	173,869
Preferred Bank	10,281	324,880
Primerica, Inc.	7,209	324,910
PrivateBancorp, Inc.	38,043	1,458,188
QTS Realty Trust, Inc., Class A REIT	23,400	1,022,346
Radian Group, Inc.	16,195	257,662
Ramco-Gershenson Properties Trust REIT	11,890	178,469
RE/MAX Holdings, Inc., Class A	7,284	262,078
Retail Opportunity Investments Corp. REIT	32,759	541,834
Rexford Industrial Realty, Inc. REIT	14,657	202,120
RLI Corp.	14,506	776,506
Ryman Hospitality Properties, Inc. REIT	3,592	176,834
S&T Bancorp, Inc.	3,900	127,218
Safety Insurance Group, Inc.	5,200	281,580
Saul Centers, Inc. REIT	5,039	260,768
Seacoast Banking Corp of Florida †	27,451	402,981
Security National Financial Corp., Class A †	1,159	7,846
Selective Insurance Group, Inc.	10,554	327,807
ServisFirst Bancshares, Inc.	13,076	543,046
Simmons First National Corp., Class A	2,900	138,997
South State Corp.	11,167	858,407
Southside Bancshares, Inc.	8,144	224,367
State Bank Financial Corp.	11,678	241,501
Sterling Bancorp	28,435	422,828
Stewart Information Services Corp.	11,723	479,588
Stonegate Bank	6,484	206,256
Summit Hotel Properties, Inc. REIT	52,900	617,343
Sun Communities, Inc. REIT	8,378	567,693
Talmer Bancorp, Inc., Class A	24,949	415,401
Terreno Realty Corp. REIT	7,970	156,531
United Bankshares, Inc.	39,931	1,516,979
United Community Banks, Inc.	45,708	934,272
United Insurance Holdings Corp.	26,636	350,263
Universal Health Realty Income Trust REIT	6,042	283,611

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR SMALL CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Financials - 17.3% (continued)
Universal Insurance Holdings, Inc.	34,500	$1,019,130
Urstadt Biddle Properties, Inc., Class A REIT	9,209	172,577
Walker & Dunlop, Inc. †	19,579	510,620
Waterstone Financial, Inc. (a)	33,935	457,444
Webster Financial Corp.	19,426	692,148
WesBanco, Inc.	7,700	242,165
Western Alliance Bancorp †	69,950	2,148,165
Wilshire Bancorp, Inc.	22,575	237,263
Winthrop Realty Trust REIT †	11,147	160,071
Wintrust Financial Corp.	5,845	312,298
WisdomTree Investments, Inc. (a)	26,973	435,074
WSFS Financial Corp.	8,700	250,647

		69,443,340

Health Care - 23.9%
AAC Holdings, Inc. †(a)	15,821	352,017
Abaxis, Inc.	11,506	506,149
ABIOMED, Inc. †	28,488	2,642,547
ACADIA Pharmaceuticals, Inc. †	12,958	428,521
Accelerate Diagnostics, Inc. †(a)	18,930	306,287
Acceleron Pharma, Inc. †(a)	6,200	154,380
Aceto Corp.	14,995	411,613
Addus HomeCare Corp. †	14,600	454,790
Adeptus Health, Inc., Class A †(a)	13,334	1,076,854
Advaxis, Inc. †(a)	37,100	379,533
Aerie Pharmaceuticals, Inc. †	6,320	112,117
Affymetrix, Inc. †	47,913	409,177
Agenus, Inc. †	90,812	417,735
Albany Molecular Research, Inc. †(a)	12,590	219,318
Alder Biopharmaceuticals, Inc. †	31,860	1,043,734
Almost Family, Inc. †	8,516	341,066
AMAG Pharmaceuticals, Inc. †	25,026	994,283
Amedisys, Inc. †	27,179	1,031,987
Amicus Therapeutics, Inc. †	85,838	1,200,874
AMN Healthcare Services, Inc. †	33,663	1,010,227
Amphastar Pharmaceuticals, Inc. †	20,654	241,445
Amsurg Corp. †	7,999	621,602
Anacor Pharmaceuticals, Inc. †	8,043	946,742
Analogic Corp.	2,300	188,692
AngioDynamics, Inc. †	12,500	164,875
ANI Pharmaceuticals, Inc. †(a)	10,500	414,855
Anika Therapeutics, Inc. †	5,727	182,290
Anthera Pharmaceuticals, Inc. †(a)	43,342	263,953
Aratana Therapeutics, Inc. †	8,631	73,018
ARIAD Pharmaceuticals, Inc. †	119,514	697,962
Array BioPharma, Inc. †(a)	101,950	464,892
Assembly Biosciences, Inc. †(a)	13,311	127,253
AtriCure, Inc. †	20,400	446,964
Atrion Corp.	700	262,472
BioSpecifics Technologies Corp. †	6,287	273,736
BioTelemetry, Inc. †	25,845	316,343
BioTime, Inc. †(a)	47,742	143,226
Cambrex Corp. †	24,629	977,279
Cantel Medical Corp.	22,204	1,258,967
Capital Senior Living Corp. †	6,600	132,330
Cara Therapeutics, Inc. †	6,672	95,343
Cardiovascular Systems, Inc. †	8,628	136,668

	SHARES	VALUE (Note 4)
Health Care - 23.9% (continued)
Catalent, Inc. †	16,713	$406,126
Catalyst Pharmaceuticals, Inc. †(a)	130,280	390,840
Celldex Therapeutics, Inc. †(a)	49,300	519,622
Cellular Biomedicine Group, Inc. †(a)	13,485	228,301
Cempra, Inc. †	38,001	1,057,948
Cepheid †	7,757	350,616
Chemed Corp.	10,400	1,388,088
Chimerix, Inc. †	32,682	1,248,452
Clovis Oncology, Inc. †	6,053	556,634
Concert Pharmaceuticals, Inc. †	28,211	529,520
CONMED Corp.	11,344	541,563
Corcept Therapeutics, Inc. †(a)	59,094	222,193
CorMedix, Inc. †(a)	71,090	141,469
CorVel Corp. †	6,100	197,030
Cross Country Healthcare, Inc. †	33,380	454,302
CTI BioPharma Corp. †(a)	77,000	112,420
Curis, Inc. †	62,196	125,636
Cutera Inc †	8,630	112,880
Cyberonics, Inc. †	1,822	110,741
Cynosure, Inc., Class A †	14,427	433,387
Cytokinetics, Inc. †	18,480	123,631
CytoSorbents Corp. †(a)	1,709	10,784
Durect Corp. †	131,192	255,824
Dyax Corp. †	26,166	499,509
Dynavax Technologies Corp. †	22,837	560,420
Eagle Pharmaceuticals, Inc. †(a)	14,239	1,054,113
Emergent BioSolutions, Inc. †	14,333	408,347
Enanta Pharmaceuticals, Inc. †(a)	3,197	115,540
Endologix, Inc. †(a)	16,646	204,080
Ensign Group, Inc./The	20,800	886,704
Esperion Therapeutics, Inc. †(a)	17,402	410,513
Exact Sciences Corp. †(a)	46,894	843,623
ExamWorks Group, Inc. †	10,354	302,751
Exelixis, Inc. †(a)	76,940	431,633
Five Prime Therapeutics, Inc. †	23,893	367,713
Flexion Therapeutics, Inc. †(a)	16,269	241,757
FONAR Corp. †	2,793	37,454
Fortress Biotech, Inc. †(a)	15,562	40,461
Geron Corp. †(a)	144,460	398,710
Globus Medical, Inc., Class A †	22,202	458,693
Greatbatch, Inc. †	10,740	605,951
Haemonetics Corp. †	8,397	271,391
Halozyme Therapeutics, Inc. †	81,035	1,088,300
HealthEquity, Inc. †	15,821	467,511
HealthStream, Inc. †	10,106	220,412
Healthways, Inc. †	15,174	168,735
Heska Corp. †(a)	11,975	364,998
ICU Medical, Inc. †	11,500	1,259,250
Idera Pharmaceuticals, Inc. †(a)	52,479	175,805
IGI Laboratories, Inc. †(a)	27,952	182,806
Ignyta, Inc. †(a)	27,713	243,320
ImmunoGen, Inc. †(a)	40,411	387,946
Impax Laboratories, Inc. †	10,675	375,867
Infinity Pharmaceuticals, Inc. †	17,867	150,976
Inogen, Inc. †	21,088	1,023,822
Insmed, Inc. †	40,458	751,305
Insys Therapeutics, Inc. †(a)	47,756	1,359,136

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR SMALL CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Health Care - 23.9% (continued)
Integra LifeSciences Holdings Corp. †	15,955	$950,120
Intersect ENT, Inc. †	9,865	230,841
Intra-Cellular Therapies, Inc. †	26,477	1,060,139
Invacare Corp.	12,759	184,623
IsoRay, Inc. †(a)	72,157	101,020
K2M Group Holdings, Inc. †	22,913	426,182
Kite Pharma, Inc. †(a)	25,857	1,439,718
Lannett Co., Inc. †(a)	24,260	1,007,275
LDR Holding Corp. †	24,123	832,967
LHC Group, Inc. †	12,246	548,253
Ligand Pharmaceuticals, Inc. †(a)	12,009	1,028,571
Lion Biotechnologies, Inc. †(a)	33,529	193,127
MacroGenics, Inc. †	22,832	489,061
Magellan Health, Inc. †	2,668	147,887
Masimo Corp. †	27,325	1,053,652
Medcath Corp. (3)†(b)	10,300	—
Medicines Co./The †	7,987	303,187
Medidata Solutions, Inc. †	6,513	274,262
Merit Medical Systems, Inc. †	27,715	662,666
Merrimack Pharmaceuticals, Inc. †(a)	78,414	667,303
MiMedx Group, Inc. †(a)	76,902	742,104
Mirati Therapeutics, Inc. †	12,588	433,279
Molina Healthcare, Inc. †	6,919	476,373
Momenta Pharmaceuticals, Inc. †	39,468	647,670
National HealthCare Corp.	2,800	170,492
Natus Medical, Inc. †	23,400	923,130
Neogen Corp. †	8,606	387,184
NeoGenomics, Inc. †	53,208	304,882
Neurocrine Biosciences, Inc. †	16,359	650,925
NewLink Genetics Corp. †	22,252	797,512
Northwest Biotherapeutics, Inc. †(a)	39,500	246,875
Novavax, Inc. †	172,476	1,219,405
NuVasive, Inc. †	29,474	1,421,236
NxStage Medical, Inc. †	26,873	423,787
Ocular Therapeutix, Inc. †	6,822	95,917
Ohr Pharmaceutical, Inc. †(a)	7,600	20,976
Omeros Corp. †(a)	21,758	238,468
Omnicell, Inc. †	23,913	743,694
Oncothyreon, Inc. †	37,144	101,775
Ophthotech Corp. †	22,207	899,828
OraSure Technologies, Inc. †	36,400	161,616
Organovo Holdings, Inc. †	37,800	101,304
Osiris Therapeutics, Inc. †(a)	13,502	249,382
OvaScience, Inc. †(a)	31,779	269,804
Pacific Biosciences of California, Inc. †(a)	47,900	175,314
Peregrine Pharmaceuticals, Inc. †(a)	181,400	185,028
Pfenex, Inc. †	6,838	102,638
PharMerica Corp. †	6,200	176,514
Phibro Animal Health Corp., Class A	24,965	789,643
Portola Pharmaceuticals, Inc. †	35,319	1,505,296
POZEN, Inc. †	23,700	138,289
Prestige Brands Holdings, Inc. †	27,567	1,244,926
Progenics Pharmaceuticals, Inc. †(a)	80,442	460,128
Prothena Corp. PLC (Ireland) †	6,683	303,007
Providence Service Corp./The †	11,836	515,813
pSivida Corp. †	2,554	9,322
PTC Therapeutics, Inc. †	19,295	515,176

	SHARES	VALUE (Note 4)
Health Care - 23.9% (continued)
Radius Health, Inc. †	25,130	$1,741,760
RadNet, Inc. †	43,062	238,994
Raptor Pharmaceutical Corp. †(a)	47,635	288,192
Regulus Therapeutics, Inc. †(a)	48,590	317,779
Relypsa, Inc. †(a)	24,783	458,733
Repligen Corp. †	28,474	793,001
Retrophin, Inc. †	28,175	570,825
Rockwell Medical, Inc. †(a)	26,667	205,603
RTI Surgical, Inc. †	39,509	224,411
Sage Therapeutics, Inc. †(a)	16,395	693,836
Sagent Pharmaceuticals, Inc. †	7,610	116,661
Sarepta Therapeutics, Inc. †	16,370	525,641
SciClone Pharmaceuticals, Inc. †	47,301	328,269
Select Medical Holdings Corp.	11,378	122,769
Sequenom, Inc. †(a)	70,200	122,850
Sorrento Therapeutics, Inc. †(a)	29,782	249,871
Spectranetics Corp./The †	12,584	148,365
STERIS Corp.	3,218	209,073
Sucampo Pharmaceuticals, Inc., Class A †	44,100	876,267
Supernus Pharmaceuticals, Inc. †	41,767	585,991
Surgical Care Affiliates, Inc. †	9,882	323,043
Synergy Pharmaceuticals, Inc. †(a)	71,825	380,673
TESARO, Inc. †(a)	27,865	1,117,387
Tetraphase Pharmaceuticals, Inc. †(a)	39,304	293,208
TG Therapeutics, Inc. †(a)	50,599	510,038
TherapeuticsMD, Inc. †(a)	93,705	549,111
Trevena, Inc. †	21,723	224,833
Ultragenyx Pharmaceutical, Inc. †	6,694	644,699
Universal American Corp. †	36,400	248,976
US Physical Therapy, Inc.	7,497	336,540
Vascular Solutions, Inc. †	15,785	511,592
WellCare Health Plans, Inc. †	4,747	409,096
West Pharmaceutical Services, Inc.	5,928	320,823
Xencor, Inc. †(a)	32,703	399,958
XenoPort, Inc. †(a)	56,264	195,236
Zafgen, Inc. †	16,676	532,798
Zeltiq Aesthetics, Inc. †	35,600	1,140,268
ZIOPHARM Oncology, Inc. †(a)	101,588	915,308
Zogenix, Inc. †	7,171	96,809
ZS Pharma, Inc. †	15,648	1,027,448

		96,247,976

Industrials - 10.8%
AAON, Inc.	14,623	283,394
ABM Industries, Inc.	14,542	397,142
ACCO Brands Corp. †	35,786	253,007
Advanced Drainage Systems, Inc. (a)	13,989	404,702
Aerojet Rocketdyne Holdings, Inc. †	6,871	111,173
Air Transport Services Group, Inc. †	33,900	289,845
Aircastle Ltd.	37,257	767,867
Alamo Group, Inc.	3,400	158,950
Albany International Corp., Class A	6,000	171,660
Allegiant Travel Co.	10,518	2,274,517
Allied Motion Technologies, Inc. (a)	17,011	302,285
American Woodmark Corp. †	15,042	975,775
Apogee Enterprises, Inc.	21,349	953,233
ARC Document Solutions, Inc. †	30,400	180,880
ARC Group Worldwide, Inc. †(a)	4,949	8,908

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR SMALL CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Industrials - 10.8% (continued)
ArcBest Corp.	7,204	$185,647
Argan, Inc.	11,710	406,103
Arotech Corp. †(a)	15,890	21,134
Astec Industries, Inc.	4,900	164,199
Astronics Corp. †	14,701	594,361
Astronics Corp., Class B †	357	14,541
Atlas Air Worldwide Holdings, Inc. †	10,700	369,792
Barnes Group, Inc.	3,576	128,915
Beacon Roofing Supply, Inc. †	6,022	195,655
Blount International, Inc. †	25,300	140,921
Brink’s Co./The	14,447	390,213
Builders FirstSource, Inc. †	65,615	831,998
CEB, Inc.	15,729	1,074,920
Comfort Systems USA, Inc.	24,780	675,503
Continental Building Products, Inc. †	23,148	475,460
Covenant Transportation Group, Inc., Class A †	27,846	500,393
CRA International, Inc. †	8,100	174,798
Deluxe Corp.	5,000	278,700
Douglas Dynamics, Inc.	10,400	206,544
Dycom Industries, Inc. †	22,719	1,643,947
Echo Global Logistics, Inc. †	22,720	445,312
Engility Holdings, Inc.	6,857	176,773
Exponent, Inc.	15,703	699,726
Federal Signal Corp.	19,000	260,490
FTI Consulting, Inc. †	8,017	332,786
G&K Services, Inc., Class A	10,900	726,158
Gibraltar Industries, Inc. †	10,850	199,097
GP Strategies Corp. †	6,900	157,458
Griffon Corp. (a)	21,547	339,796
Hawaiian Holdings, Inc. †	39,900	984,732
HC2 Holdings, Inc. †(a)	27,896	195,551
Healthcare Services Group, Inc.	28,824	971,369
Heartland Express, Inc. (a)	14,092	280,994
Heidrick & Struggles International, Inc.	9,306	181,002
Herman Miller, Inc.	5,100	147,084
Hillenbrand, Inc.	5,259	136,787
HNI Corp.	25,400	1,089,660
Huron Consulting Group, Inc. †	5,854	366,051
Insperity, Inc.	16,898	742,329
Interface, Inc.	32,782	735,628
John Bean Technologies Corp.	10,194	389,920
Kadant, Inc.	3,300	128,733
Kaman Corp.	5,100	182,835
Kforce, Inc.	16,200	425,736
Kimball International, Inc., Class B	5,536	52,371
Knight Transportation, Inc.	18,211	437,064
Knoll, Inc.	29,720	653,246
Korn/Ferry International	12,092	399,882
Lydall, Inc. †	12,100	344,729
Marten Transport Ltd.	11,400	184,338
Masonite International Corp. †	10,874	658,747
Matson, Inc.	18,332	705,599
Matthews International Corp., Class A	12,616	617,806
Mobile Mini, Inc.	4,100	126,239
Mueller Industries, Inc.	19,097	564,889
Mueller Water Products, Inc., Class A	26,500	202,990

	SHARES	VALUE (Note 4)
Industrials - 10.8% (continued)
Multi-Color Corp.	13,900	$1,063,211
MYR Group, Inc. †	5,924	155,209
NCI Building Systems, Inc. †	18,800	198,716
NV5 Holdings, Inc. †(a)	13,579	252,026
On Assignment, Inc. †	7,584	279,850
PAM Transportation Services, Inc. †	6,336	209,405
Park-Ohio Holdings Corp.	7,000	202,020
Patrick Industries, Inc. †	25,350	1,001,071
PGT, Inc. †	33,608	412,706
PowerSecure International, Inc. †	14,419	166,107
Radiant Logistics, Inc. †	36,483	162,714
RBC Bearings, Inc. †	5,606	334,846
Resources Connection, Inc.	13,900	209,473
Rush Enterprises, Inc., Class A †	5,556	134,455
Saia, Inc. †	8,680	268,646
SkyWest, Inc.	25,525	425,757
Sparton Corp. †	9,000	192,600
Standex International Corp.	6,672	502,735
Steelcase, Inc., Class A	50,750	934,307
TASER International, Inc. †(a)	43,030	947,736
Team, Inc. †	4,400	141,328
Tennant Co.	5,900	331,462
Trex Co., Inc. †	21,814	727,061
UniFirst Corp.	3,996	426,813
Universal Forest Products, Inc.	4,557	262,848
US Ecology, Inc.	6,457	281,848
USA Truck, Inc. †	7,500	129,225
Viad Corp.	5,800	168,142
VSE Corp.	4,700	188,329
WageWorks, Inc. †	6,981	314,703
Werner Enterprises, Inc.	13,634	342,213
West Corp.	19,398	434,515
Willdan Group, Inc. †	16,746	169,804
Xerium Technologies, Inc. †	1,411	18,315
XPO Logistics, Inc. †(a)	4,398	104,804

		43,345,989

Information Technology - 18.6%
ACI Worldwide, Inc. †	49,888	1,053,635
Advanced Energy Industries, Inc. †	16,250	427,375
Ambarella, Inc. †(a)	22,649	1,308,886
AVX Corp.	17,500	229,075
Axcelis Technologies, Inc. †	99,000	264,330
Badger Meter, Inc.	3,300	191,598
Barracuda Networks, Inc. †(a)	10,068	156,859
Benefitfocus, Inc. †(a)	3,643	113,844
Blackbaud, Inc.	26,839	1,506,205
Blackhawk Network Holdings, Inc. †	38,176	1,618,281
BroadSoft, Inc. †	17,977	538,591
Brooks Automation, Inc.	36,000	421,560
Cabot Microelectronics Corp. †	4,000	154,960
CACI International, Inc., Class A †	11,600	858,052
Callidus Software, Inc. †	41,370	702,876
Carbonite, Inc. †	13,200	146,916
Cardtronics, Inc. †	7,814	255,518
Cavium, Inc. †	5,482	336,430
CEVA, Inc. †	12,650	234,910
Ciena Corp. †	59,377	1,230,291

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR SMALL CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Information Technology - 18.6% (continued)
Cimpress NV (Netherlands) †(a)	3,151	$239,823
Cirrus Logic, Inc. †	36,762	1,158,371
Clearfield, Inc. †(a)	15,000	201,450
comScore, Inc. †	26,388	1,217,806
Constant Contact, Inc. †	5,533	134,120
Convergys Corp.	34,508	797,480
Cray, Inc. †	7,714	152,814
CSG Systems International, Inc.	12,521	385,647
CTS Corp.	12,200	225,822
DHI Group, Inc. †	25,100	183,481
Digimarc Corp. †(a)	7,784	237,801
Diodes, Inc. †	7,561	161,579
DTS, Inc. †	16,111	430,164
EarthLink Holdings Corp.	98,874	769,240
Ebix, Inc. (a)	31,209	778,977
Electronics For Imaging, Inc. †	6,900	298,632
Ellie Mae, Inc. †	25,912	1,724,962
Endurance International Group Holdings, Inc. †(a)	74,698	997,965
Entegris, Inc. †	51,536	679,760
Envestnet, Inc. †	5,194	155,664
EPAM Systems, Inc. †	9,750	726,570
Epiq Systems, Inc.	13,174	170,208
ePlus, Inc. †	7,216	570,569
Euronet Worldwide, Inc. †	4,150	307,473
ExlService Holdings, Inc. †	15,533	573,634
Fabrinet (Thailand) †	9,400	172,302
Fair Isaac Corp.	18,834	1,591,473
Fairchild Semiconductor International, Inc. †	14,138	198,498
FARO Technologies, Inc. †	3,800	133,000
Fleetmatics Group PLC (Ireland) †(a)	28,747	1,411,190
FormFactor, Inc. †	30,700	208,146
Gigamon, Inc. †	27,827	556,818
Globant SA (Luxembourg) †(a)	7,835	239,673
Glu Mobile, Inc. †(a)	101,300	442,681
Gogo, Inc. †(a)	32,429	495,515
GSI Group, Inc. †	11,800	150,214
GTT Communications, Inc. †	24,583	571,801
Guidewire Software, Inc. †	6,317	332,148
Hackett Group, Inc./The	26,961	370,714
Heartland Payment Systems, Inc.	15,305	964,368
II-VI, Inc. †	19,798	318,352
Imperva, Inc. †	21,630	1,416,332
Infinera Corp. †	89,900	1,758,444
Infoblox, Inc. †	39,629	633,271
Information Services Group, Inc.	8,157	31,894
Inphi Corp. †	27,451	659,922
Insight Enterprises, Inc. †	9,667	249,892
Integrated Device Technology, Inc. †	10,544	214,043
InterDigital, Inc.	23,400	1,184,040
Internap Corp. †	42,061	257,834
Intersil Corp., Class A	10,965	128,290
Intralinks Holdings, Inc. †	16,496	136,752
Ixia †	11,039	159,955
j2 Global, Inc.	7,093	502,539
Lionbridge Technologies, Inc. †	33,300	164,502

	SHARES	VALUE (Note 4)
Information Technology - 18.6% (continued)
Littelfuse, Inc.	1,800	$164,070
LiveDeal, Inc. †(a)	23,792	39,971
LogMeIn, Inc. †	17,173	1,170,512
Luxoft Holding, Inc. (Switzerland) †	4,057	256,768
M/A-COM Technology Solutions Holdings, Inc. †	35,551	1,030,623
Manhattan Associates, Inc. †	13,981	871,016
Mattson Technology, Inc. †	78,668	183,296
MAXIMUS, Inc.	7,989	475,825
Mentor Graphics Corp.	9,300	229,059
Mercury Systems, Inc. †	18,800	299,108
Mesa Laboratories, Inc. (a)	1,461	162,755
Methode Electronics, Inc.	6,757	215,548
Microsemi Corp. †	4,690	153,926
MicroStrategy, Inc., Class A †	6,526	1,282,163
MicroVision, Inc. †(a)	33,591	107,155
MKS Instruments, Inc.	21,090	707,148
Monolithic Power Systems, Inc.	22,400	1,146,880
Monotype Imaging Holdings, Inc.	8,200	178,924
Monster Worldwide, Inc. †	18,488	118,693
MTS Systems Corp.	2,200	132,242
Multi-Fineline Electronix, Inc. †	19,878	331,963
NeoPhotonics Corp. †(a)	46,104	313,968
Novatel Wireless, Inc. †(a)	82,852	183,103
NVE Corp.	3,355	162,852
Oclaro, Inc. †	49,751	114,427
OmniVision Technologies, Inc. †	13,058	342,903
OSI Systems, Inc. †	6,164	474,381
Park City Group, Inc. †(a)	1,348	14,248
Paycom Software, Inc. †	42,155	1,513,786
Paylocity Holding Corp. †	30,805	923,842
PC Connection, Inc.	11,500	238,395
Perceptron, Inc. †	647	4,911
Perficient, Inc. †	8,400	129,612
PFSweb, Inc. †(a)	16,898	240,290
Photronics, Inc. †	18,100	163,986
Planar Systems, Inc. †(a)	9,339	54,166
Plantronics, Inc.	17,400	884,790
PMC-Sierra, Inc. †	70,795	479,282
Polycom, Inc. †	12,216	128,024
Progress Software Corp. †	7,042	181,895
Proofpoint, Inc. †	30,250	1,824,680
Q2 Holdings, Inc. †	24,645	609,224
QAD, Inc., Class A	5,645	144,512
Qlik Technologies, Inc. †	10,360	377,622
QLogic Corp. †	29,020	297,455
Qualys, Inc. †	29,523	840,225
Rambus, Inc. †	16,958	200,104
RF Industries Ltd. (a)	6,183	28,318
RingCentral, Inc., Class A †	35,274	640,223
Rogers Corp. †	5,088	270,580
Rubicon Project, Inc./The †	29,433	427,661
Rudolph Technologies, Inc. †	14,942	186,028
Sanmina Corp. †	6,151	131,447
ServiceSource International, Inc. †	27,897	111,588
Sigma Designs, Inc. †	59,878	412,559
Silicon Laboratories, Inc. †	4,733	196,609

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR SMALL CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Information Technology - 18.6% (continued)
Solar3D, Inc. †(a)	19,005	$52,454
Speed Commerce, Inc. †	25,500	4,947
SPS Commerce, Inc. †	6,789	460,905
Stamps.com, Inc. †	14,844	1,098,604
Super Micro Computer, Inc. †	9,133	248,966
Sykes Enterprises, Inc. †	7,600	193,800
Synchronoss Technologies, Inc. †	18,474	605,947
SYNNEX Corp.	2,883	245,228
Take-Two Interactive Software, Inc. †	52,140	1,497,982
TechTarget, Inc. †	26,500	225,780
Telenav, Inc. †	41,098	320,975
Tessera Technologies, Inc.	37,000	1,199,170
Textura Corp. †(a)	5,970	154,265
TTM Technologies, Inc. †	32,406	201,889
Tyler Technologies, Inc. †	4,742	708,028
Ultra Clean Holdings, Inc. †	36,000	206,640
United Online, Inc. †	19,896	198,960
Universal Display Corp. †	25,342	859,094
VASCO Data Security International, Inc. †(a)	31,140	530,626
Verint Systems, Inc. †	4,758	205,308
Virtusa Corp. †	19,151	982,638
Westell Technologies, Inc., Class A †	16,796	19,147
Xcerra Corp. †	33,800	212,264
XO Group, Inc. †	23,185	327,604
Zendesk, Inc. †(a)	27,895	549,810
Zhone Technologies, Inc. †(a)	20,445	28,419
Zix Corp. †	50,931	214,420

		74,744,018

Materials - 1.9%
A Schulman, Inc.	8,346	270,995
Balchem Corp.	3,133	190,393
Berry Plastics Group, Inc. †	11,617	349,323
Boise Cascade Co. †	12,447	313,913
Clearwater Paper Corp. †	4,164	196,707
Core Molding Technologies, Inc. †	11,679	215,478
Ferro Corp. †	18,052	197,669
Handy & Harman Ltd. †	5,226	125,320
Headwaters, Inc. †	54,114	1,017,343
Innophos Holdings, Inc.	8,582	340,191
Innospec, Inc.	3,800	176,738
Kaiser Aluminum Corp.	2,015	161,704
KMG Chemicals, Inc.	10,063	194,115
Louisiana-Pacific Corp. †	34,435	490,354
Materion Corp.	9,415	282,638
Minerals Technologies, Inc.	12,640	608,742
Neenah Paper, Inc.	6,335	369,204
Quaker Chemical Corp.	3,331	256,754
Sensient Technologies Corp.	6,678	409,361
Trinseo SA †(a)	23,489	593,097
US Concrete, Inc. †	15,000	716,850

		7,476,889

Telecommunication Services - 1.4%
Atlantic Tele-Network, Inc.	4,200	310,506
Boingo Wireless, Inc. †	30,340	251,215
Cincinnati Bell, Inc. †	36,600	114,192

	SHARES	VALUE (Note 4)
Telecommunication Services - 1.4% (continued)
Consolidated Communications Holdings, Inc. (a)	17,961	$346,109
FairPoint Communications, Inc. †	15,800	243,478
General Communication, Inc., Class A †	22,600	390,076
IDT Corp., Class B	16,700	238,810
inContact, Inc. †	33,446	251,179
Inteliquent, Inc.	35,100	783,783
Iridium Communications, Inc. †(a)	33,997	209,082
Lumos Networks Corp.	13,800	167,808
ORBCOMM, Inc. †	27,400	152,892
Shenandoah Telecommunications Co.	6,500	278,265
Spok Holdings, Inc.	10,576	174,081
Straight Path Communications, Inc., Class B †(a)	24,162	976,386
Vonage Holdings Corp. †	108,093	635,587

		5,523,449

Utilities - 1.7%
American States Water Co.	20,078	831,229
Chesapeake Utilities Corp.	12,750	676,770
Empire District Electric Co./The (a)	6,374	140,419
Laclede Group, Inc./The	7,574	413,010
MGE Energy, Inc.	10,129	417,214
New Jersey Resources Corp.	19,012	570,930
Northwest Natural Gas Co.	5,926	271,648
ONE Gas, Inc.	19,458	882,031
Ormat Technologies, Inc.	11,741	399,546
Southwest Gas Corp.	3,686	214,968
Unitil Corp.	11,800	435,184
WGL Holdings, Inc.	28,098	1,620,412

		6,873,361

TOTAL COMMON STOCKS (cost $370,919,857)		389,283,676

RIGHTS - 0.0% (c)

Health Care - 0.0% (c)
Durata Therapeutics, Inc. (3)†(b)	9,900	10,342

Information Technology - 0.0% (c)
Gerber Scientific, Inc. (3)†(a)(b)	4,000	—

TOTAL RIGHTS (cost $—)		10,342

WARRANTS - 0.0% (c)

Consumer Discretionary - 0.0% (c)
Education Management Corp. (3)†(b)
(cost $—)	6,600	31

MONEY MARKET FUNDS - 2.9%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (2)(d)
(cost $11,732,024)	11,732,024	11,732,024

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR SMALL CAP MOMENTUM STYLE FUND

SECURITIES LENDING COLLATERAL - 10.9%	SHARES	VALUE (Note 4)
Money Market Funds - 10.9%
Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank Dreyfus Treasury Cash Management, 0.010% (2)(d)(e)
(cost $43,938,129)	43,938,129	$43,938,129

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 110.7% (cost $426,590,010)		444,964,202

LIABILITIES IN EXCESS OF OTHER ASSETS - (10.7%) (f)		(43,120,828)

NET ASSETS - 100.0%		$401,843,374

All securities are United States companies, unless noted otherwise in parentheses.

†	Non-income producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $43,335,173; cash collateral of
$43,938,129 was received with which the Fund purchased a money market fund.
(b)	Security fair valued as of September 30, 2015 using procedures approved by the Board of Trustees. The total value of positions fair valued was $10,373 or 0.0% of total net assets.
(c)	Represents less than 0.05% of net assets.
(d)	Represents annualized seven-day yield as of the close of the reporting period.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(f)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).
(3)	Level 3 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

Open futures contracts outstanding at September 30, 2015:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
71	Barclays Capital	E-Mini Russell 2000 Futures	12/2015	$8,159,274	$7,780,890	$(378,384)

Collateral pledged to, or (received from), each counterparty at September 30, 2015 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
Barclays Capital
Cash	$ —	$865,406	$865,406

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR INTERNATIONAL MOMENTUM STYLE FUND

COMMON STOCKS - 97.0%	SHARES	VALUE (Note 4)
Australia - 2.7%
Amcor Ltd.	103,107	$958,880
AMP Ltd.	53,851	211,504
Aristocrat Leisure Ltd.	41,609	253,066
Aurizon Holdings Ltd.	27,946	98,729
Brambles Ltd.	40,768	280,055
Caltex Australia Ltd.	4,252	93,862
Cochlear Ltd.	4,718	277,615
Commonwealth Bank of Australia	3,082	158,195
CSL Ltd.	7,685	483,642
Dexus Property Group REIT	36,964	186,407
Goodman Group REIT	46,489	192,163
GPT Group/The REIT	128,260	407,633
Harvey Norman Holdings Ltd.	63,440	173,772
Incitec Pivot Ltd.	83,576	230,356
Insurance Australia Group Ltd.	33,454	114,383
Macquarie Group Ltd.	16,720	906,142
Qantas Airways Ltd. †	210,110	551,617
Ramsay Health Care Ltd.	24,395	1,006,146
Scentre Group REIT	119,951	330,141
Stockland REIT	84,500	229,571
Suncorp Group Ltd.	27,579	237,252
Tabcorp Holdings Ltd.	103,175	339,670
Telstra Corp. Ltd.	187,609	741,749
TPG Telecom Ltd.	32,414	248,431

		8,710,981

Austria - 0.3%
ANDRITZ AG	13,046	587,865
Erste Group Bank AG †	14,666	426,207

		1,014,072

Belgium - 2.2%
Ageas	10,271	422,101
Anheuser-Busch InBev SA/NV	42,362	4,505,434
KBC Groep NV	18,728	1,184,396
Proximus	19,238	665,480
UCB SA	2,672	209,332

		6,986,743

Canada - 5.1%
Agrium, Inc. (1)	6,600	591,502
Alimentation Couche-Tard, Inc., Class B (1)	55,631	2,558,317
BCE, Inc. (1)	21,078	862,705
Brookfield Asset Management, Inc., Class A (1)	70,950	2,232,439
Canadian Tire Corp. Ltd., Class A (1)	6,010	540,652
CGI Group, Inc., Class A (1)†	13,259	480,384
CI Financial Corp. (1)	12,100	274,732
Constellation Software, Inc. (1)	2,641	1,106,964
Dollarama, Inc. (1)	19,549	1,320,308
Empire Co., Ltd., Class A (1)	9,000	185,126
Fairfax Financial Holdings Ltd. (1)	786	357,950
Fortis, Inc. (1)	14,462	413,649
George Weston Ltd. (1)	3,136	253,700
Gildan Activewear, Inc. (1)	7,324	221,065
Industrial Alliance Insurance & Financial Services, Inc. (1)	4,583	136,752
Intact Financial Corp. (1)	8,978	630,512

	SHARES	VALUE (Note 4)
Canada - 5.1% (continued)
Jean Coutu Group PJC, Inc./The, Class A (1)	9,100	$137,131
Loblaw Cos., Ltd. (1)	26,516	1,365,241
Magna International, Inc. (1)	22,203	1,064,979
Metro, Inc. (1)	30,346	826,812
Onex Corp. (1)	2,400	138,533
Open Text Corp. (1)	2,104	94,219
Saputo, Inc. (1)	7,177	157,577
Shaw Communications, Inc., Class B (1)	15,200	294,318
Sun Life Financial, Inc. (1)	4,408	142,166
West Fraser Timber Co., Ltd. (1)	3,400	108,025

		16,495,758

Denmark - 3.4%
Coloplast A/S, Class B	6,595	467,579
Danske Bank A/S	45,188	1,365,597
DSV A/S	13,154	491,525
ISS A/S	9,106	302,472
Novo Nordisk A/S, Class B	103,623	5,591,971
Novozymes A/S, B Shares	4,372	190,803
Pandora A/S	12,250	1,431,033
Tryg A/S	28,927	562,034
Vestas Wind Systems A/S	12,785	664,680

		11,067,694

Finland - 0.8%
Elisa OYJ	15,783	533,894
Kone OYJ, Class B	9,273	352,910
Neste OYJ	13,054	300,437
Nokia OYJ	23,727	162,240
Orion OYJ, Class B	4,687	177,358
Sampo OYJ, A Shares	14,826	717,536
Stora Enso OYJ, R Shares	27,856	210,773
UPM-Kymmene OYJ	14,530	218,106

		2,673,254

France - 9.2%
Accor SA	10,546	494,473
Air Liquide SA	3,961	469,585
Airbus Group SE	55,040	3,259,472
AXA SA	142,147	3,451,182
Cap Gemini SA	13,074	1,167,545
Carrefour SA	7,343	217,620
Christian Dior SE	2,681	502,297
Dassault Systemes	13,270	980,721
Essilor International SA	11,330	1,384,168
Groupe Eurotunnel SE	9,549	130,100
Hermes International	1,920	698,905
Iliad SA	1,060	214,430
Ingenico Group	1,933	233,577
JCDecaux SA	3,627	131,845
Kering	1,110	181,701
Legrand SA	1,775	94,435
L’Oreal SA	10,484	1,822,267
LVMH Moet Hennessy Louis Vuitton SE	16,844	2,867,575
Natixis SA	99,537	551,116
Numericable-SFR SAS †	15,715	727,514
Orange SA	76,912	1,165,929
Pernod Ricard SA	4,394	443,655

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR INTERNATIONAL MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
France - 9.2% (continued)
Peugeot SA †	71,227	$1,079,272
Renault SA	18,922	1,365,275
Safran SA	24,075	1,810,239
Sanofi	2,231	212,391
Societe BIC SA	1,113	172,949
Sodexo SA	1,964	162,961
Thales SA	5,357	373,517
Valeo SA	5,134	697,079
Veolia Environnement SA	28,559	651,321
Vinci SA	6,608	420,194
Vivendi SA	58,338	1,382,127
Zodiac Aerospace	8,360	191,948

		29,709,385

Germany - 7.7%
Allianz SE	4,469	702,049
Bayer AG	47,106	6,043,626
Brenntag AG	9,176	495,080
Continental AG	2,964	633,069
Daimler AG	40,800	2,970,366
Deutsche Boerse AG	15,486	1,335,575
Deutsche Telekom AG	209,354	3,726,821
Deutsche Wohnen AG	7,701	205,959
Fresenius Medical Care AG & Co. KGaA	21,024	1,643,130
GEA Group AG	19,493	743,276
Hannover Rueck SE	14,104	1,444,688
Infineon Technologies AG	41,345	464,529
Merck KGaA	11,493	1,017,548
OSRAM Licht AG	3,338	172,936
ProSiebenSat.1 Media SE	20,090	986,130
Symrise AG	12,205	735,391
Telefonica Deutschland Holding AG	27,168	166,132
United Internet AG	10,148	514,487
Vonovia SE	26,431	850,709

		24,851,501

Hong Kong - 2.1%
AIA Group Ltd.	317,000	1,648,638
BOC Hong Kong Holdings Ltd.	458,500	1,352,245
Cathay Pacific Airways Ltd.	160,000	301,308
CLP Holdings Ltd.	43,500	371,880
Goldin Financial Holdings Ltd. †	278,000	595,329
Hang Seng Bank Ltd.	8,300	149,719
Henderson Land Development Co., Ltd.	60,429	361,346
Heritage International Holdings Ltd. †	672,000	58,554
Hong Kong & China Gas Co., Ltd.	189,256	354,888
Hong Kong Exchanges and Clearing Ltd.	23,200	532,231
Hysan Development Co., Ltd.	25,000	104,097
Kerry Properties Ltd.	39,000	107,079
Link REIT	17,500	96,345
MTR Corp. Ltd.	64,000	278,272
NWS Holdings Ltd.	114,000	150,271
PCCW Ltd.	299,000	153,912
Sino Land Co., Ltd.	96,000	146,171
Techtronic Industries Co., Ltd.	48,000	178,947

		6,941,232

	SHARES	VALUE (Note 4)
Italy - 2.8%
Atlantia SpA	13,599	$380,401
Banco Popolare SC †	6,366	94,188
EXOR SpA	10,000	435,948
Finmeccanica SpA †	83,852	1,050,062
Intesa Sanpaolo SpA	1,004,380	3,548,174
Luxottica Group SpA	17,288	1,198,138
Mediobanca SpA	75,831	746,081
Pirelli & C. SpA	26,067	436,206
Prysmian SpA	23,402	483,703
Snam SpA	32,761	168,257
Telecom Italia SpA †	378,548	466,494
UnipolSai SpA	87,754	190,822

		9,198,474

Japan - 34.8%
Acom Co., Ltd. †	135,500	693,337
Aeon Co., Ltd.	53,100	823,788
AEON Financial Service Co., Ltd.	17,500	346,255
Aisin Seiki Co., Ltd.	8,300	278,481
Ajinomoto Co., Inc.	35,000	738,080
Alfresa Holdings Corp.	9,100	155,405
Alps Electric Co., Ltd.	20,400	576,097
ANA Holdings, Inc.	122,000	341,774
Asics Corp.	13,700	326,529
Astellas Pharma, Inc.	15,100	195,456
Bank of Kyoto Ltd./The	73,000	742,464
Bank of Yokohama Ltd./The	73,000	443,696
Calbee, Inc.	10,900	352,724
Casio Computer Co., Ltd.	5,000	91,009
Central Japan Railway Co.	14,100	2,273,311
Chiba Bank Ltd./The	96,000	681,704
Chubu Electric Power Co., Inc.	78,300	1,154,474
Chugai Pharmaceutical Co., Ltd.	22,900	703,333
Daicel Corp.	26,900	330,219
Dai-ichi Life Insurance Co., Ltd./The	115,500	1,838,742
Daiichi Sankyo Co., Ltd.	24,000	416,447
Daiwa House Industry Co., Ltd.	44,200	1,095,756
Dentsu, Inc.	27,200	1,395,907
Don Quijote Holdings Co., Ltd.	11,100	418,200
East Japan Railway Co.	28,000	2,359,438
Eisai Co., Ltd.	26,700	1,575,341
FANUC Corp.	5,000	769,194
Fast Retailing Co., Ltd.	4,700	1,911,769
Fuji Heavy Industries Ltd.	47,900	1,723,657
FUJIFILM Holdings Corp.	37,000	1,383,140
Fukuoka Financial Group, Inc.	165,000	785,871
Gunma Bank Ltd./The	36,000	230,414
Hachijuni Bank Ltd./The	99,000	702,723
Hamamatsu Photonics KK	12,600	285,153
Hiroshima Bank Ltd./The	109,000	629,943
Hitachi Chemical Co., Ltd.	10,000	137,973
Hokuhoku Financial Group, Inc.	179,000	409,853
Hoya Corp.	28,900	946,530
Iida Group Holdings Co., Ltd.	33,100	517,832
Isetan Mitsukoshi Holdings Ltd.	38,400	576,165
Iyo Bank Ltd./The	40,700	467,875
J Front Retailing Co., Ltd.	30,800	498,917
Japan Airlines Co., Ltd.	22,500	796,161

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR INTERNATIONAL MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Japan - 34.8% (continued)
Japan Airport Terminal Co., Ltd.	14,500	$626,699
Japan Tobacco, Inc.	47,000	1,457,949
JTEKT Corp.	9,900	138,610
Kansai Electric Power Co., Inc./The †	69,200	769,312
Kao Corp.	15,800	716,227
Kawasaki Heavy Industries Ltd.	74,000	255,473
KDDI Corp.	116,200	2,600,917
Keihan Electric Railway Co., Ltd.	15,000	100,047
Keisei Electric Railway Co., Ltd.	14,000	153,580
Keyence Corp.	2,840	1,268,282
Kikkoman Corp.	18,000	495,776
Koito Manufacturing Co., Ltd.	22,800	745,022
Konica Minolta, Inc.	8,600	90,599
Kose Corp.	8,300	757,535
Kubota Corp.	80,000	1,100,994
Kyowa Hakko Kirin Co., Ltd.	26,000	387,599
Kyushu Electric Power Co., Inc. †	47,800	521,518
M3, Inc.	23,000	457,075
Mabuchi Motor Co., Ltd.	9,000	390,776
Marui Group Co., Ltd.	49,000	591,047
Medipal Holdings Corp.	22,400	355,421
MEIJI Holdings Co., Ltd.	15,200	1,114,625
Minebea Co., Ltd.	39,000	414,001
Mitsubishi Chemical Holdings Corp.	131,400	686,117
Mitsubishi UFJ Financial Group, Inc.	919,300	5,554,631
Mitsui Chemicals, Inc.	74,000	237,168
Mizuho Financial Group, Inc.	1,341,600	2,509,600
MS&AD Insurance Group Holdings, Inc.	48,200	1,293,200
Murata Manufacturing Co., Ltd.	18,200	2,350,976
Nexon Co., Ltd.	44,200	590,935
Nidec Corp.	21,100	1,450,962
Nintendo Co., Ltd.	10,400	1,752,938
Nippon Express Co., Ltd.	34,000	162,464
Nippon Paint Holdings Co., Ltd.	30,000	524,693
Nippon Telegraph & Telephone Corp.	93,200	3,282,843
Nissan Motor Co., Ltd.	63,900	587,535
Nitori Holdings Co., Ltd.	7,700	602,943
Nitto Denko Corp.	18,800	1,125,983
NOK Corp.	19,100	413,242
Nomura Holdings, Inc.	232,500	1,349,515
Nomura Research Institute Ltd.	8,250	316,695
NSK Ltd.	8,700	84,329
NTT Data Corp.	13,000	655,416
NTT DOCOMO, Inc.	70,300	1,185,754
Ono Pharmaceutical Co., Ltd.	7,300	865,528
Oriental Land Co., Ltd.	20,000	1,116,861
Otsuka Corp.	1,900	92,575
Panasonic Corp.	70,300	711,445
Rakuten, Inc.	93,200	1,191,324
Rohm Co., Ltd.	1,900	84,493
Ryohin Keikaku Co., Ltd.	2,400	488,661
Santen Pharmaceutical Co., Ltd.	42,000	563,876
Seibu Holdings, Inc.	27,700	561,345
Sekisui House Ltd.	31,000	485,582
Seven & i Holdings Co., Ltd.	28,500	1,300,545
Seven Bank Ltd.	84,700	366,588
Shikoku Electric Power Co., Inc.	24,300	396,289
Shimadzu Corp.	39,000	563,053

	SHARES	VALUE (Note 4)
Japan - 34.8% (continued)
Shimano, Inc.	5,900	$828,925
Shimizu Corp.	17,000	145,965
Shionogi & Co., Ltd.	36,500	1,308,349
Shiseido Co., Ltd.	24,300	529,902
Sompo Japan Nipponkoa Holdings, Inc.	43,400	1,260,546
Sony Corp.	97,400	2,387,481
Sumitomo Chemical Co., Ltd.	165,000	834,360
Sumitomo Heavy Industries Ltd.	31,000	122,840
Suruga Bank Ltd.	32,400	602,881
Sysmex Corp.	15,800	834,426
T&D Holdings, Inc.	18,200	214,976
Taiyo Nippon Sanso Corp.	52,800	501,607
Takeda Pharmaceutical Co., Ltd.	5,700	250,072
TDK Corp.	13,500	763,531
Teijin Ltd.	120,000	364,498
Terumo Corp.	4,000	113,211
Tohoku Electric Power Co., Inc.	63,000	853,746
Tokio Marine Holdings, Inc.	56,000	2,092,160
Tokyo Electric Power Co., Inc. †	183,100	1,223,040
Toray Industries, Inc.	74,000	639,748
TOTO Ltd.	20,500	638,855
Toyota Industries Corp.	3,800	180,762
Toyota Motor Corp.	141,700	8,296,240
Trend Micro, Inc.	2,800	98,908
West Japan Railway Co.	18,300	1,146,970
Yakult Honsha Co., Ltd.	5,800	288,912
Yamaguchi Financial Group, Inc.	24,000	294,191
Yamaha Corp.	29,000	642,297
Yamaha Motor Co., Ltd.	36,100	726,269
Yamato Holdings Co., Ltd.	16,500	315,912
Yamazaki Baking Co., Ltd.	8,000	123,270

		112,761,175

Netherlands - 3.5%
Akzo Nobel NV	9,798	637,255
Altice NV, Class A †	49,945	1,045,015
ASML Holding NV	15,275	1,342,717
Heineken Holding NV	3,988	284,330
Heineken NV	14,046	1,137,286
ING Groep NV CVA	278,504	3,945,711
Koninklijke Ahold NV	60,134	1,173,096
Koninklijke KPN NV	222,283	833,653
NN Group NV	6,458	185,391
Randstad Holding NV	11,219	670,569

		11,255,023

Norway - 0.0% (a)
Golar LNG Ltd. (3)(b)	2,009	84,955

Portugal - 0.0% (a)
Jeronimo Martins SGPS SA	8,855	119,510

Singapore - 0.6%
ComfortDelGro Corp. Ltd.	125,500	253,533
DBS Group Holdings Ltd.	36,300	414,340
Jardine Cycle & Carriage Ltd.	6,000	114,001
Singapore Airlines Ltd.	17,200	129,479
Singapore Technologies Engineering Ltd.	155,000	325,188

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR INTERNATIONAL MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)

Singapore - 0.6% (continued)
United Overseas Bank Ltd.	27,300	$356,459
UOL Group Ltd.	23,600	99,920
Yangzijiang Shipbuilding Holdings Ltd.	179,400	143,449

		1,836,369

South Africa - 0.1%
Mondi PLC	10,030	210,221

Spain - 1.9%
Abertis Infraestructuras SA	17,400	275,308
Amadeus IT Holding SA, A Shares	17,437	747,091
Endesa SA	12,725	268,350
Ferrovial SA	38,847	929,227
Iberdrola SA	84,556	563,415
Industria de Diseno Textil SA	79,535	2,666,926
Red Electrica Corp. SA	4,436	368,347
Telefonica SA	23,500	285,102

		6,103,766

Sweden - 2.6%
Assa Abloy AB, Class B	56,499	1,013,353
Atlas Copco AB, A Shares	29,530	710,167
Boliden AB	10,119	158,445
Electrolux AB, Series B	25,955	733,406
Hennes & Mauritz AB, B Shares	5,902	215,638
Hexagon AB, B Shares	13,079	399,584
Husqvarna AB, B Shares	22,273	146,074
ICA Gruppen AB	12,128	410,584
Investor AB, B Shares	34,510	1,185,798
Securitas AB, B Shares	29,331	358,720
Skanska AB, B Shares	15,528	304,856
Svenska Cellulosa AB SCA, Class B	40,527	1,134,032
Svenska Handelsbanken AB, A Shares	17,763	254,808
Tele2 AB, B Shares	31,861	310,728
Telefonaktiebolaget LM Ericsson, B Shares	20,581	201,892
Volvo AB, B Shares	82,877	793,891

		8,331,976

Switzerland - 3.0%
Actelion Ltd. †	8,233	1,046,381
Chocoladefabriken Lindt & Spruengli AG	62	363,514
EMS-Chemie Holding AG	791	325,418
Geberit AG	1,176	359,757
Givaudan SA †	811	1,319,630
Julius Baer Group Ltd. †	17,182	780,269
Lonza Group AG †	3,705	486,155
Novartis AG	6,382	586,582
Partners Group Holding AG	2,201	746,005
Schindler Holding AG	1,395	200,387
Sonova Holding AG	1,208	155,552
Swiss Life Holding AG †	747	166,630
Swiss Re AG	8,242	707,140
Swisscom AG	750	374,301
Syngenta AG	1,180	378,085
Wolseley PLC	9,774	571,720
Zurich Insurance Group AG †	4,200	1,031,126

		9,598,652

	SHARES	VALUE (Note 4)
United Kingdom - 12.8%
3i Group PLC	56,789	$401,151
Aberdeen Asset Management PLC	54,480	244,723
Aggreko PLC	7,256	104,604
ARM Holdings PLC	22,515	323,478
Ashtead Group PLC	21,861	309,150
Associated British Foods PLC	15,182	768,349
AstraZeneca PLC	3,789	240,293
Aviva PLC	36,331	248,488
BAE Systems PLC	81,669	553,601
Barclays PLC	931,528	3,447,391
Barratt Developments PLC	86,562	845,537
British American Tobacco PLC	2,537	139,981
BT Group PLC	198,034	1,260,396
Bunzl PLC	7,883	211,534
Compass Group PLC	39,030	623,422
Croda International PLC	3,164	129,831
Direct Line Insurance Group PLC	241,246	1,368,868
Dixons Carphone PLC	91,723	589,504
easyJet PLC	20,601	556,105
Experian PLC	30,790	494,280
Fiat Chrysler Automobiles NV †	98,620	1,281,818
Hargreaves Lansdown PLC	13,845	253,202
HSBC Holdings PLC	50,345	379,789
ICAP PLC	22,128	153,260
Imperial Tobacco Group PLC	38,385	1,984,459
Inmarsat PLC	33,918	504,578
International Consolidated Airlines Group SA †	59,476	532,843
ITV PLC	284,289	1,059,390
Kingfisher PLC	42,770	232,337
Legal & General Group PLC	152,969	551,571
London Stock Exchange Group PLC	9,129	334,617
Marks & Spencer Group PLC	86,022	652,974
Meggitt PLC	17,966	129,609
National Grid PLC	39,676	552,573
Next PLC	8,109	934,498
Old Mutual PLC	139,415	399,544
Pearson PLC	28,179	481,662
Persimmon PLC †	30,357	923,957
Prudential PLC	33,052	697,283
Reckitt Benckiser Group PLC	3,848	348,959
RELX NV	175,448	2,866,291
Sage Group PLC/The	65,264	493,760
Schroders PLC	2,193	93,185
Severn Trent PLC	3,568	118,030
Shire PLC	3,830	261,826
Sky PLC	6,035	95,480
Smith & Nephew PLC	33,760	589,829
Sports Direct International PLC †	15,088	173,100
SSE PLC	39,551	895,159
Standard Life PLC	55,872	328,145
Taylor Wimpey PLC	324,580	961,659
Travis Perkins PLC	5,606	167,243
Unilever NV CVA	59,959	2,403,456
United Utilities Group PLC	34,524	483,889
Vodafone Group PLC	1,502,450	4,738,855
Whitbread PLC	10,735	760,536

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR INTERNATIONAL MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
United Kingdom - 12.8% (continued)
WPP PLC	43,221	$899,819

		41,579,871

United States - 1.4%
Thomson Reuters Corp. (1)	2,372	95,342
Valeant Pharmaceuticals International, Inc. (1)†	24,079	4,297,953

		4,393,295

TOTAL COMMON STOCKS (cost $311,891,624)		313,923,907

MONEY MARKET FUNDS - 2.3%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (c)
(cost $7,508,280)	7,508,280	7,508,280

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 99.3% (cost $319,399,904)		321,432,187

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7% (d)		2,267,764

NET ASSETS - 100.0%		$323,699,951

†	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	Security fair valued as of September 30, 2015 using procedures approved by the Board of Trustees. The total value of positions fair valued was $84,955 or 0.0% of total net assets.
(c)	Represents annualized seven-day yield as of the close of the reporting period.
(d)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

CVA - Dutch Certificate of Shares

REIT - Real Estate Investment Trust

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$67,083,102	20.7%
Consumer Staples	31,439,770	9.7
Energy	479,254	0.1
Financials	73,654,326	22.9
Health Care	35,307,143	10.9
Industrials	38,286,291	11.8
Information Technology	19,585,981	6.1
Materials	12,254,673	3.8
Telecommunication Services	25,705,230	7.9
Utilities	10,128,137	3.1
Money Market Funds	7,508,280	2.3

Total Investments In Securities, At Value	321,432,187	99.3
Other Assets in Excess of Liabilities (d)	2,267,764	0.7

Net Assets	$323,699,951	100.0%

Open futures contracts outstanding at September 30, 2015:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
94	Barclays Capital	E-Mini MSCI EAFE Index Futures	12/2015	$7,932,847	$7,752,650	$(180,197)

Collateral pledged to, or (received from), each counterparty at September 30, 2015 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
Barclays Capital
Cash	$—	$696,325	$696,325

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR EMERGING MOMENTUM STYLE FUND

COMMON STOCKS - 98.0%	SHARES	VALUE (Note 4)
Brazil - 5.7%
Ambev SA ADR (1)	18,933	$92,772
BB Seguridade Participacoes SA (1)	2,200	13,701
BRF SA (1)	3,900	69,501
CETIP SA - Mercados Organizados (1)	3,300	27,377
Cielo SA (1)	4,700	43,698
EDP - Energias do Brasil SA (1)	3,800	11,176
Embraer SA ADR (1)	175	4,476
Equatorial Energia SA (1)	2,500	21,428
Fibria Celulose SA ADR (1)	1,425	19,323
JBS SA (1)	3,800	16,093
Kroton Educacional SA (1)	1,400	2,740
Lojas Renner SA (1)	6,400	29,930
Porto Seguro SA (1)	1,400	10,594
Qualicorp SA (1)	900	3,335
Raia Drogasil SA (1)	3,500	34,528
Souza Cruz SA (1)	500	3,361
Ultrapar Participacoes SA (1)	1,800	30,234
WEG SA (1)	2,400	9,365

		443,632

Chile - 1.5%
Cia Cervecerias Unidas SA ADR (1)	471	10,433
Colbun SA (1)	105,746	27,249
Corpbanca SA (1)	1,089,380	9,596
Empresa Nacional de Electricidad SA ADR (1)	129	4,581
Empresas CMPC SA (1)	12,402	31,919
Enersis SA ADR (1)	1,118	14,132
SONDA SA (1)	11,314	16,934

		114,844

China - 30.8%
Air China Ltd., H Shares	14,000	11,088
ANTA Sports Products Ltd.	1,000	2,596
AviChina Industry & Technology Co., Ltd., H Shares	11,000	8,161
Bank of China Ltd., H Shares	374,000	161,281
Bank of Communications Co., Ltd., H Shares	69,000	48,096
China Communications Construction Co., Ltd., H Shares	25,000	31,011
China Construction Bank Corp., H Shares	498,000	332,332
China COSCO Holdings Co., Ltd., H Shares (3)†(a)	16,500	10,513
China Everbright Bank Co., Ltd., H Shares	6,000	2,622
China Galaxy Securities Co., Ltd., H Shares	21,500	15,232
China Huishan Dairy Holdings Co., Ltd.	6,000	2,168
China Life Insurance Co., Ltd., H Shares	54,000	188,156
China Merchants Bank Co., Ltd., H Shares	57,000	138,926
China Minsheng Banking Corp. Ltd., H Shares	112,500	104,278
China Pacific Insurance Group Co., Ltd., H Shares	11,800	44,018
China Railway Construction Corp. Ltd., H Shares	24,500	36,244
China Railway Group Ltd., H Shares	47,000	42,928
China Shipping Container Lines Co., Ltd., H Shares (3)†(a)	28,000	11,250
China Southern Airlines Co., Ltd., H Shares	30,000	21,984
China Vanke Co., Ltd., H Shares	20,600	44,256
CITIC Securities Co., Ltd., H Shares	9,000	16,177

	SHARES	VALUE (Note 4)
China - 30.8% (continued)
CRRC Corp. Ltd., H Shares †(b)	65,000	$82,892
Evergrande Real Estate Group Ltd. (b)	14,000	8,000
Fosun International Ltd.	18,000	31,081
GOME Electrical Appliances Holding Ltd.	28,000	4,275
Great Wall Motor Co., Ltd., H Shares	7,500	8,368
Haitong Securities Co., Ltd., H Shares	42,400	61,786
Huadian Power International Corp. Ltd., H Shares	12,000	9,416
Industrial & Commercial Bank of China Ltd., H Shares	338,000	195,264
New China Life Insurance Co., Ltd., H Shares	4,400	19,073
PICC Property & Casualty Co., Ltd., H Shares	10,000	19,587
Ping An Insurance Group Co. of China Ltd., H Shares	56,000	279,831
Shanghai Electric Group Co., Ltd., H Shares (b)	38,000	20,789
Shanghai Pharmaceuticals Holding Co., Ltd., H Shares	4,300	9,013
Sihuan Pharmaceutical Holdings Group Ltd. (3)(a)	36,000	19,881
Sinopec Shanghai Petrochemical Co., Ltd., H Shares †	30,000	11,503
Sinopharm Group Co., Ltd., H Shares	2,400	8,442
Tencent Holdings Ltd. (b)	16,900	284,876
ZHuzhou CSR Times Electric Co., Ltd., H Shares	2,000	14,882
Zijin Mining Group Co., Ltd., H Shares	132,000	34,629
ZTE Corp., H Shares	6,000	13,724

		2,410,629

Hong Kong - 7.0%
Alibaba Health Information Technology Ltd. †	20,000	12,827
Alibaba Pictures Group Ltd. †	30,000	6,704
Beijing Enterprises Water Group Ltd. †	6,000	4,197
China Everbright Ltd.	8,000	18,374
China Mobile Ltd. ADR (1)	5,905	351,347
China Overseas Land & Investment Ltd.	20,000	60,808
China Power International Development Ltd.	14,000	9,132
China Resources Land Ltd.	14,000	33,058
China Taiping Insurance Holdings Co., Ltd. †	8,200	25,663
Goldin Properties Holdings Ltd. †	12,000	10,867
Hanergy Thin Film Power Group Ltd. (3)†(a)	86,000	14,414

		547,391

Hungary - 1.4%
MOL Hungarian Oil & Gas PLC	463	20,177
OTP Bank PLC	3,661	70,671
Richter Gedeon Nyrt	1,399	22,242

		113,090

India - 3.1%
Dr. Reddy’s Laboratories Ltd. ADR (1)	917	58,605
Infosys Ltd. ADR (1)	7,569	144,492
Reliance Industries Ltd. GDR 144A (c)	335	8,714
State Bank of India GDR	642	23,379
Tata Motors Ltd. ADR (1)†	400	9,000

		244,190

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR EMERGING MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Indonesia - 0.6%
Bank Central Asia Tbk PT	3,400	$2,854
Bank Negara Indonesia Persero Tbk PT	31,000	8,782
Bank Rakyat Indonesia Persero Tbk PT	5,700	3,375
Indofood CBP Sukses Makmur Tbk PT	5,700	4,834
Kalbe Farma Tbk PT	81,000	7,621
Matahari Department Store Tbk PT	4,200	4,639
Summarecon Agung Tbk PT	75,000	5,760
Unilever Indonesia Tbk PT	3,100	8,053

		45,918

Korea, Republic of - 11.3%
Amorepacific Corp.	172	56,049
AMOREPACIFIC Group	219	30,245
BGF retail Co., Ltd.	47	8,028
Celltrion, Inc. †	640	36,857
CJ CheilJedang Corp.	51	16,433
CJ Corp.	129	28,805
CJ Korea Express Co., Ltd. †	117	19,747
Coway Co., Ltd.	123	8,704
Daewoo Securities Co., Ltd.	2,413	24,448
Dongbu Insurance Co., Ltd.	175	9,076
Dongsuh Cos., Inc.	164	5,090
Hankook Tire Co., Ltd.	139	4,653
Hanmi Pharm Co., Ltd. †	67	21,099
Hanmi Science Co., Ltd. †	66	7,800
Hanssem Co., Ltd.	116	28,086
Hanwha Chemical Corp.	1,067	19,566
Hanwha Corp.	505	16,633
Hanwha Life Insurance Co., Ltd.	717	4,941
Hotel Shilla Co., Ltd.	79	7,700
Hyosung Corp.	268	25,600
Hyundai Development Co.-Engineering & Construction	631	29,138
Hyundai Glovis Co., Ltd.	31	5,876
Hyundai Steel Co.	318	13,861
Kangwon Land, Inc.	651	23,268
KB Financial Group, Inc.	282	8,382
KCC Corp.	25	8,734
KEPCO Plant Service & Engineering Co., Ltd.	186	19,038
Korea Aerospace Industries Ltd.	545	31,393
Korea Electric Power Corp.	283	11,668
Korea Investment Holdings Co., Ltd.	418	21,619
Korea Zinc Co., Ltd.	58	22,808
Korean Air Lines Co., Ltd. †	218	5,778
KT&G Corp.	282	26,555
LG Corp.	197	10,143
LG Display Co., Ltd.	261	4,983
LG Household & Health Care Ltd.	58	41,974
LG Innotek Co., Ltd.	60	4,477
Lotte Chemical Corp.	125	28,645
Mirae Asset Securities Co., Ltd.	758	17,939
NAVER Corp.	10	4,334
NCSoft Corp.	113	18,067
NH Investment & Securities Co., Ltd.	2,532	21,406
Orion Corp.	31	24,687
Samsung Electro-Mechanics Co., Ltd.	43	2,344
Samsung Fire & Marine Insurance Co., Ltd.	35	8,265
Samsung Life Insurance Co., Ltd.	38	3,178

	SHARES	VALUE (Note 4)
Korea, Republic of - 11.3% (continued)
Samsung Securities Co., Ltd.	514	$19,839
Shinsegae Co., Ltd.	31	6,207
SK Holdings Co., Ltd.	134	27,660
SK Innovation Co., Ltd. †	135	11,244
S-Oil Corp.	227	12,079
Yuhan Corp.	43	8,848

		883,997

Malaysia - 4.3%
AirAsia Bhd	34,600	10,091
DiGi.Com Bhd	21,400	27,018
IHH Healthcare Bhd	54,000	73,300
IJM Corp. Bhd	87,500	64,094
Malaysia Airports Holdings Bhd	3,800	4,547
MISC Bhd	20,600	41,340
Telekom Malaysia Bhd	16,500	25,094
Tenaga Nasional Bhd	17,000	46,496
Westports Holdings Bhd	45,200	43,678

		335,658

Malta - 0.5%
Brait SE †	3,937	40,000

Mexico - 1.4%
El Puerto de Liverpool SAB de CV (1)	200	2,597
Gentera SAB de CV (1)	8,000	13,095
Gruma SAB de CV, Class B (1)	1,500	20,834
Grupo Aeroportuario del Pacifico SAB de CV, Class B (1)	1,600	13,915
Grupo Aeroportuario del Sureste SAB de CV ADR (1)	105	15,988
Kimberly-Clark de Mexico SAB de CV, Class A (1)	4,400	9,951
Wal-Mart de Mexico SAB de CV (1)	14,200	34,868

		111,248

Peru - 0.5%
Cia de Minas Buenaventura SAA ADR (1)	4,648	27,702
Southern Copper Corp. (1)(b)	300	8,016

		35,718

Poland - 1.6%
Alior Bank SA †	174	3,631
CCC SA	424	18,315
Enea SA	1,321	4,698
Energa SA	3,730	16,555
Eurocash SA	958	11,283
Grupa Azoty SA †	200	4,665
PGE Polska Grupa Energetyczna SA	2,230	7,923
Polski Koncern Naftowy Orlen SA	1,978	34,535
Polskie Gornictwo Naftowe i Gazownictwo SA	6,495	11,165
Powszechny Zaklad Ubezpieczen SA	142	14,580

		127,350

Russia - 1.9%
MMC Norilsk Nickel PJSC ADR	5,060	72,707
Severstal PAO GDR	5,639	59,836
Tatneft PAO ADR	488	13,685

		146,228

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR EMERGING MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
South Africa - 9.9%
Aspen Pharmacare Holdings Ltd. †	1,180	$25,107
Capitec Bank Holdings Ltd.	423	15,309
Coronation Fund Managers Ltd.	1,528	7,211
Discovery Ltd.	1,856	18,465
FirstRand Ltd.	19,133	67,989
Foschini Group Ltd./The	1,433	14,553
Gold Fields Ltd. ADR (1)	4,089	10,877
Hyprop Investments Ltd. REIT	1,271	11,071
Impala Platinum Holdings Ltd. †	1,336	3,710
Investec Ltd.	3,387	25,923
Life Healthcare Group Holdings Ltd.	2,629	6,763
Mediclinic International Ltd.	1,448	11,559
Mondi Ltd.	1,156	24,238
Mr Price Group Ltd.	732	10,218
MTN Group Ltd.	279	3,588
Naspers Ltd., N Shares	1,406	176,210
Netcare Ltd.	12,498	32,816
PSG Group Ltd.	2,659	42,705
Redefine Properties Ltd. REIT	9,527	8,053
Remgro Ltd.	2,505	45,688
RMB Holdings Ltd.	6,249	29,792
Sanlam Ltd.	5,572	24,096
Shoprite Holdings Ltd.	540	6,133
SPAR Group Ltd./The	1,247	16,683
Standard Bank Group Ltd.	1,940	18,943
Steinhoff International Holdings Ltd.	8,951	54,963
Telkom SA SOC Ltd.	3,391	16,304
Tiger Brands Ltd.	113	2,488
Truworths International Ltd.	2,329	14,312
Woolworths Holdings Ltd.	3,986	27,897

		773,664

Taiwan - 12.6%
Advantech Co., Ltd.	1,198	8,227
Asia Cement Corp.	7,160	7,023
Asustek Computer, Inc.	1,000	8,598
AU Optronics Corp.	28,000	8,290
Casetek Holdings Ltd.	1,000	4,276
Catcher Technology Co., Ltd.	5,000	53,454
Cathay Financial Holding Co., Ltd.	17,600	24,106
Chailease Holding Co., Ltd.	24,960	39,245
Chang Hwa Commercial Bank Ltd.	29,467	14,551
China Airlines Ltd. †	67,000	22,970
China Development Financial Holding Corp.	73,000	19,693
China Life Insurance Co., Ltd./Taiwan	47,300	36,031
Compal Electronics, Inc.	7,000	3,976
CTBC Financial Holding Co., Ltd.	24,660	12,747
Delta Electronics, Inc.	1,000	4,717
E.Sun Financial Holding Co., Ltd.	14,044	8,278
Eclat Textile Co., Ltd.	2,040	32,392
Eva Airways Corp. †	43,000	24,124
Far EasTone Telecommunications Co., Ltd.	5,000	10,783
Feng TAY Enterprise Co., Ltd.	4,120	25,678
First Financial Holding Co., Ltd.	25,070	11,447
Foxconn Technology Co., Ltd.	8,080	23,224
Fubon Financial Holding Co., Ltd.	59,000	92,361
Highwealth Construction Corp.	20,800	29,461
Hiwin Technologies Corp.	1,060	5,660

	SHARES	VALUE (Note 4)
Taiwan - 12.6% (continued)
Hon Hai Precision Industry Co., Ltd.	10,038	$26,224
Innolux Corp.	56,000	17,538
Pegatron Corp.	16,000	39,157
Pou Chen Corp.	6,000	9,026
President Chain Store Corp.	1,000	6,237
Standard Foods Corp.	1,000	2,168
Taishin Financial Holding Co., Ltd.	27,880	9,908
Taiwan Cement Corp.	11,000	11,183
Taiwan Mobile Co., Ltd.	3,000	9,185
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (1)	13,492	279,959
Teco Electric and Machinery Co., Ltd.	10,000	7,886
Uni-President Enterprises Corp.	3,000	5,210
Wan Hai Lines Ltd.	29,000	18,361
WPG Holdings Ltd.	6,000	5,796
Zhen Ding Technology Holding Ltd.	3,000	8,599

		987,749

Thailand - 3.3%
Airports of Thailand PCL NVDR	4,200	32,600
Bangkok Dusit Medical Services PCL NVDR	76,000	38,819
BTS Group Holdings PCL NVDR	49,100	13,195
Bumrungrad Hospital PCL NVDR	6,100	36,364
Delta Electronics Thailand PCL NVDR	8,900	21,607
Energy Absolute PCL NVDR	7,000	4,151
IRPC PCL NVDR	191,900	19,954
Kasikornbank PCL NVDR	900	4,251
Krung Thai Bank PCL NVDR	8,800	4,154
Minor International PCL NVDR	11,460	9,096
PTT PCL NVDR	2,300	15,274
Siam Cement PCL/The NVDR	2,400	30,719
Thai Union Group PCL NVDR	41,000	20,822
TMB Bank PCL NVDR	36,400	2,431
True Corp. PCL NVDR †	32,600	8,778

		262,215

Turkey - 0.6%
Eregli Demir ve Celik Fabrikalari TAS	9,337	11,526
Tofas Turk Otomobil Fabrikasi AS	1,578	9,368
Turk Hava Yollari AO †	9,247	24,396

		45,290

TOTAL COMMON STOCKS (cost $8,577,893)		7,668,811

PREFERRED STOCKS - 0.4%

Brazil - 0.4%
Lojas Americanas SA (1)	700	2,864
Suzano Papel e Celulose SA, Series A (1)	5,200	25,301

		28,165

Chile - 0.0% (d)
Embotelladora Andina SA, Series B (1)	876	3,032

TOTAL PREFERRED STOCKS (cost $29,892)		31,197

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR EMERGING MOMENTUM STYLE FUND

EXCHANGE-TRADED FUNDS (ETF) - 0.4%	SHARES	VALUE (Note 4)
United States - 0.4%
iShares MSCI Emerging Markets ETF (1)(b) (cost $30,565)	939	$30,781

RIGHTS - 0.0% (d)

China - 0.0% (d)
Fosun International Ltd. †	2,688	—

Korea, Republic of - 0.0% (d)
Mirae Asset Securities Co., Ltd. †	660	2,896

TOTAL RIGHTS (cost $5,808)		2,896

SECURITIES LENDING COLLATERAL - 4.8%

Money Market Funds - 4.8%
Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank Dreyfus Treasury Cash Management, 0.010% (e)(f)
(cost $371,933)	371,933	371,933

TOTAL INVESTMENTS IN SECURITIES, AT VALUE- 103.6% (cost $9,016,091)		8,105,618

LIABILITIES IN EXCESS OF OTHER ASSETS - (3.6%)		(282,254)

NET ASSETS - 100.0%		$7,823,364

†	Non-income producing security.
(a)	Security fair valued as of September 30, 2015 using procedures approved by the Board of Trustees. The total value of positions fair valued was $56,058 or 0.7% of total net assets.
(b)	All or a portion of the security on loan. The aggregate market value of such securities is $362,771; cash collateral of $371,933 was received with which the Fund purchased a money market fund.
(c)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund Advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(d)	Represents less than 0.05% of net assets.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(f)	Represents annualized seven-day yield as of the close of the reporting period.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

144A - Restricted Security

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-Voting Depositary Receipt

REIT - Real Estate Investment Trust

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$554,360	7.1%
Consumer Staples	590,509	7.5
Energy	181,211	2.3
Exchange-Traded Funds	30,781	0.4
Financials	2,840,977	36.3
Health Care	428,473	5.5
Industrials	865,822	11.1
Information Technology	1,065,987	13.6
Materials	521,991	6.7
Telecommunication Services	464,924	5.9
Utilities	188,650	2.4
Securities Lending Collateral	371,933	4.8

Total Investments In Securities, At Value	8,105,618	103.6
Liabilities in Excess of Other Assets	(282,254)	(3.6)

Net Assets	$7,823,364	100.0%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR TM LARGE CAP MOMENTUM STYLE FUND

COMMON STOCKS - 97.0%	SHARES	VALUE (Note 4)
Consumer Discretionary - 20.6%
Advance Auto Parts, Inc.	600	$113,718
Amazon.com, Inc. †	6,330	3,240,264
AutoZone, Inc. †	339	245,378
Best Buy Co., Inc.	4,648	172,534
BorgWarner, Inc.	4,288	178,338
Brunswick Corp.	1,969	94,295
CarMax, Inc. †	1,571	93,192
Carnival Corp.	4,534	225,340
CBS Corp., Class B	4,744	189,286
Charter Communications, Inc., Class A †	1,597	280,832
Chipotle Mexican Grill, Inc. †	642	462,400
Comcast Corp., Class A	6,751	383,997
DISH Network Corp., Class A †	6,730	392,628
Dollar General Corp.	5,246	380,020
Dollar Tree, Inc. †	6,199	413,225
Expedia, Inc.	1,532	180,286
GNC Holdings, Inc., Class A	2,197	88,803
Goodyear Tire & Rubber Co./The	3,168	92,917
GoPro, Inc., Class A †	1,793	55,977
Hanesbrands, Inc.	5,676	164,263
Harman International Industries, Inc.	1,600	153,584
Hilton Worldwide Holdings, Inc.	7,663	175,789
Home Depot, Inc./The	21,375	2,468,599
Johnson Controls, Inc.	4,435	183,432
L Brands, Inc.	6,312	568,901
LKQ Corp. †	2,515	71,325
Lowe’s Cos., Inc.	18,662	1,286,185
Macy’s, Inc.	1,624	83,344
Madison Square Garden Co./The, Class A †	948	68,389
Marriott International, Inc., Class A	2,528	172,410
Mohawk Industries, Inc. †	1,586	288,319
Netflix, Inc. †	8,302	857,264
NIKE, Inc., Class B	13,945	1,714,817
Nordstrom, Inc.	1,100	78,881
Norwegian Cruise Line Holdings Ltd. †	4,573	262,033
O’Reilly Automotive, Inc. †	2,852	713,000
Polaris Industries, Inc.	1,008	120,829
Ross Stores, Inc.	11,170	541,410
Royal Caribbean Cruises Ltd.	796	70,916
ServiceMaster Global Holdings, Inc. †	2,514	84,345
Signet Jewelers Ltd.	800	108,904
Skechers U.S.A., Inc., Class A †	1,860	249,389
Starbucks Corp.	27,242	1,548,435
Target Corp.	10,808	850,157
TEGNA, Inc.	2,894	64,797
Tesla Motors, Inc. †	906	225,050
Time Warner, Inc.	9,213	633,394
TJX Cos., Inc./The	9,649	689,132
Tractor Supply Co.	663	55,904
TripAdvisor, Inc. †	1,729	108,962
Twenty-First Century Fox, Inc., Class A	6,684	180,334
Ulta Salon Cosmetics & Fragrance, Inc. †	1,847	301,707
Under Armour, Inc., Class A †	6,273	607,101
VF Corp.	5,956	406,259
Viacom, Inc., Class B	1,042	44,962
Walt Disney Co./The	23,171	2,368,076
Whirlpool Corp.	1,142	168,171

	SHARES	VALUE (Note 4)
Consumer Discretionary - 20.6% (continued)
Yum! Brands, Inc.	1,045	$83,548

		26,105,747

Consumer Staples - 9.4%
Altria Group, Inc.	36,875	2,006,000
Archer-Daniels-Midland Co.	2,109	87,418
Constellation Brands, Inc., Class A	4,163	521,249
Costco Wholesale Corp.	8,982	1,298,528
Coty, Inc., Class A	3,028	81,938
CVS Health Corp.	20,976	2,023,764
Dr Pepper Snapple Group, Inc.	5,100	403,155
Keurig Green Mountain, Inc.	2,091	109,025
Kroger Co./The	25,084	904,780
Mondelez International, Inc., Class A	14,319	599,537
Monster Beverage Corp. †	3,934	531,641
PepsiCo, Inc.	5,384	507,711
Pilgrim’s Pride Corp.	3,191	66,309
Reynolds American, Inc.	20,708	916,743
Rite Aid Corp. †	28,118	170,676
Tyson Foods, Inc., Class A	5,589	240,886
Walgreens Boots Alliance, Inc.	15,384	1,278,410
WhiteWave Foods Co./The †	2,600	104,390

		11,852,160

Energy - 1.0%
Cheniere Energy, Inc. †	5,410	261,303
Cimarex Energy Co.	1,073	109,961
Diamondback Energy, Inc. †	1,700	109,820
Energen Corp.	1,000	49,860
EQT Corp.	1,200	77,724
Kinder Morgan, Inc.	11,308	313,006
Marathon Petroleum Corp.	1,801	83,440
Targa Resources Corp.	1,698	87,481
Valero Energy Corp.	2,674	160,707

		1,253,302

Financials - 12.2%
American Express Co.	902	66,865
American Financial Group, Inc.	1,065	73,389
American International Group, Inc.	4,937	280,520
American Tower Corp. REIT	4,634	407,699
Ameriprise Financial, Inc.	1,200	130,956
AvalonBay Communities, Inc. REIT	4,737	828,122
Bank of New York Mellon Corp./The	3,577	140,040
Berkshire Hathaway, Inc., Class B †	4,260	555,504
BlackRock, Inc.	1,012	301,040
Boston Properties, Inc. REIT	5,439	643,978
Capital One Financial Corp.	2,317	168,029
Care Capital Properties, Inc. REIT	1,405	46,267
CBOE Holdings, Inc.	1,623	108,871
Charles Schwab Corp./The	4,132	118,010
CME Group, Inc.	4,272	396,185
Comerica, Inc.	1,500	61,650
Digital Realty Trust, Inc. REIT	3,200	209,024
Discover Financial Services	3,539	183,993
E*TRADE Financial Corp. †	5,200	136,916
Equity Residential REIT	11,412	857,269
Essex Property Trust, Inc. REIT	2,600	580,892

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR TM LARGE CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Financials - 12.2% (continued)
Extra Space Storage, Inc. REIT	1,500	$115,740
Federal Realty Investment Trust REIT	700	95,515
Fifth Third Bancorp	6,600	124,806
First Republic Bank/CA	1,824	114,492
General Growth Properties, Inc. REIT	11,239	291,877
Goldman Sachs Group, Inc./The	4,587	797,037
Hartford Financial Services Group, Inc./The	3,282	150,250
HCP, Inc. REIT	5,000	186,250
Huntington Bancshares, Inc.	10,400	110,240
Interactive Brokers Group, Inc., Class A	2,788	110,042
Intercontinental Exchange, Inc.	867	203,736
JPMorgan Chase & Co.	40,795	2,487,271
KeyCorp	8,100	105,381
Lincoln National Corp.	2,367	112,338
LPL Financial Holdings, Inc.	1,500	59,655
McGraw Hill Financial, Inc.	2,820	243,930
Moody’s Corp.	2,313	227,137
Morgan Stanley	10,343	325,804
Principal Financial Group, Inc.	1,500	71,010
Public Storage REIT	3,552	751,710
Realty Income Corp. REIT	1,500	71,085
Retail Properties of America, Inc., Class A REIT	5,600	78,904
Signature Bank †	600	82,536
Simon Property Group, Inc. REIT	1,725	316,917
Springleaf Holdings, Inc. †	2,508	109,650
State Street Corp.	2,150	144,502
SunTrust Banks, Inc.	3,600	137,664
SVB Financial Group †	700	80,878
Synchrony Financial †	3,450	107,985
Travelers Cos., Inc./The	1,000	99,530
UDR, Inc. REIT	2,100	72,408
Ventas, Inc. REIT	5,620	315,057
Vornado Realty Trust REIT	4,200	379,764
Welltower, Inc. REIT	7,492	507,358

		15,483,678

Health Care - 19.8%
Abbott Laboratories	13,215	531,507
AbbVie, Inc.	19,251	1,047,447
Acadia Healthcare Co., Inc. †	889	58,914
Aetna, Inc.	7,757	848,693
Agios Pharmaceuticals, Inc. †	2,377	167,792
Akorn, Inc. †	1,738	49,542
Alexion Pharmaceuticals, Inc. †	2,907	454,626
Align Technology, Inc. †	1,400	79,464
Allergan PLC †	1,701	462,349
Alnylam Pharmaceuticals, Inc. †	2,625	210,945
AmerisourceBergen Corp.	4,065	386,134
Amgen, Inc.	10,855	1,501,464
Anthem, Inc.	5,781	809,340
athenahealth, Inc. †	1,017	135,617
Becton Dickinson and Co.	509	67,524
Biogen, Inc. †	2,125	620,096
BioMarin Pharmaceutical, Inc. †	3,879	408,536
Bluebird Bio, Inc. †	2,025	173,239
Boston Scientific Corp. †	15,571	255,520
Bristol-Myers Squibb Co.	20,297	1,201,582

	SHARES	VALUE (Note 4)
Health Care - 19.8% (continued)
Cardinal Health, Inc.	3,661	$281,238
Celgene Corp. †	12,610	1,364,024
Centene Corp. †	3,293	178,579
Cerner Corp. †	2,661	159,554
DexCom, Inc. †	2,200	188,892
Edwards Lifesciences Corp. †	1,635	232,448
Eli Lilly & Co.	19,000	1,590,110
Endo International PLC (Ireland) †	1,372	95,052
Express Scripts Holding Co. †	8,478	686,379
Gilead Sciences, Inc.	9,471	929,957
HCA Holdings, Inc. †	8,427	651,913
Hologic, Inc. †	1,160	45,391
Illumina, Inc. †	2,631	462,582
Incyte Corp. †	4,491	495,492
Intercept Pharmaceuticals, Inc. †	400	66,344
Intrexon Corp. †	3,842	122,176
Isis Pharmaceuticals, Inc. †	4,236	171,219
McKesson Corp.	4,104	759,363
Medivation, Inc. †	4,314	183,345
Medtronic PLC (Ireland)	6,510	435,779
Merck & Co., Inc.	4,546	224,527
OPKO Health, Inc. †	4,868	40,940
Pfizer, Inc.	36,157	1,135,691
Puma Biotechnology, Inc. †	1,652	124,495
Quintiles Transnational Holdings, Inc. †	1,288	89,606
Regeneron Pharmaceuticals, Inc. †	2,271	1,056,333
St. Jude Medical, Inc.	2,465	155,517
Tenet Healthcare Corp. †	1,805	66,641
Thermo Fisher Scientific, Inc.	5,346	653,709
United Therapeutics Corp. †	512	67,195
UnitedHealth Group, Inc.	18,553	2,152,334
Vertex Pharmaceuticals, Inc. †	4,034	420,101
Zoetis, Inc.	6,810	280,436

		25,037,693

Industrials - 9.2%
3M Co.	5,664	802,985
A. O. Smith Corp.	2,198	143,288
Acuity Brands, Inc.	600	105,348
Alaska Air Group, Inc.	2,312	183,688
American Airlines Group, Inc.	4,967	192,869
Avis Budget Group, Inc. †	4,091	178,695
B/E Aerospace, Inc.	2,772	121,691
Cummins, Inc.	2,472	268,410
Danaher Corp.	1,449	123,469
Delta Air Lines, Inc.	14,818	664,884
Dover Corp.	2,493	142,550
FedEx Corp.	6,286	905,058
Fortune Brands Home & Security, Inc.	3,256	154,562
General Dynamics Corp.	5,500	758,725
HD Supply Holdings, Inc. †	1,192	34,115
Honeywell International, Inc.	5,345	506,118
Huntington Ingalls Industries, Inc.	1,500	160,725
Illinois Tool Works, Inc.	871	71,692
JetBlue Airways Corp. †	8,441	217,524
Lockheed Martin Corp.	6,291	1,304,187
Macquarie Infrastructure Corp.	800	59,728
Masco Corp.	2,809	70,731

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR TM LARGE CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Industrials - 9.2% (continued)
Middleby Corp./The †	1,800	$189,342
Norfolk Southern Corp.	2,055	157,002
Northrop Grumman Corp.	5,646	936,954
Old Dominion Freight Line, Inc. †	1,956	119,316
Parker-Hannifin Corp.	1,500	145,950
Raytheon Co.	6,276	685,716
Rockwell Automation, Inc.	2,600	263,822
SolarCity Corp. †	2,391	102,120
Southwest Airlines Co.	17,404	662,048
Spirit Airlines, Inc. †	3,636	171,983
Textron, Inc.	2,100	79,044
Trinity Industries, Inc.	3,400	77,078
Union Pacific Corp.	516	45,619
United Continental Holdings, Inc. †	6,818	361,695
United Rentals, Inc. †	2,943	176,727
WABCO Holdings, Inc. †	800	83,864
Wabtec Corp.	785	69,119
Xylem, Inc.	2,200	72,270

		11,570,711

Information Technology - 21.6%
Accenture PLC, Class A (Ireland)	883	86,764
Activision Blizzard, Inc.	10,763	332,469
Adobe Systems, Inc. †	8,721	717,041
Akamai Technologies, Inc. †	1,700	117,402
Alliance Data Systems Corp. †	903	233,859
Apple, Inc.	71,837	7,923,621
Applied Materials, Inc.	21,557	316,672
ARRIS Group, Inc. †	2,800	72,716
Autodesk, Inc. †	1,500	66,210
Automatic Data Processing, Inc.	3,680	295,725
Brocade Communications Systems, Inc.	7,800	80,964
CA, Inc.	2,700	73,710
Cisco Systems, Inc.	33,726	885,308
Cognizant Technology Solutions Corp., Class A †	6,809	426,312
Corning, Inc.	17,100	292,752
CoStar Group, Inc. †	500	86,530
eBay, Inc. †	11,450	279,838
Electronic Arts, Inc. †	8,389	568,355
F5 Networks, Inc. †	1,500	173,700
Facebook, Inc., Class A †	10,961	985,394
FireEye, Inc. †	1,492	47,475
Fiserv, Inc. †	2,409	208,643
FleetCor Technologies, Inc. †	1,727	237,670
Fortinet, Inc. †	1,807	76,761
Google, Inc., Class A †	2,342	1,495,063
Hewlett-Packard Co.	9,976	255,485
Intuit, Inc.	2,897	257,109
Jack Henry & Associates, Inc.	1,350	93,974
Juniper Networks, Inc.	7,300	187,683
LinkedIn Corp., Class A †	1,616	307,250
Marvell Technology Group Ltd. (2)	6,200	56,110
MasterCard, Inc., Class A	16,598	1,495,812
Micron Technology, Inc. †	6,574	98,479
Microsoft Corp.	3,555	157,344
NVIDIA Corp.	8,300	204,595
Palo Alto Networks, Inc. †	3,029	520,988

	SHARES	VALUE (Note 4)
Information Technology - 21.6% (continued)
PayPal Holdings, Inc. †	4,017	$124,688
Qorvo, Inc. †	2,781	125,284
Red Hat, Inc. †	1,240	89,131
Sabre Corp.	1,337	36,340
salesforce.com, inc. †	8,181	568,007
SanDisk Corp.	3,186	173,095
ServiceNow, Inc. †	5,378	373,502
Skyworks Solutions, Inc.	8,005	674,101
Splunk, Inc. †	1,904	105,386
SS&C Technologies Holdings, Inc.	1,261	88,320
SunEdison, Inc. †	11,081	79,562
SunPower Corp. †	3,373	67,595
Tableau Software, Inc., Class A †	2,053	163,788
Texas Instruments, Inc.	11,714	580,077
Total System Services, Inc.	2,043	92,813
Twitter, Inc. †	3,520	94,829
Vantiv, Inc., Class A †	822	36,924
Visa, Inc., Class A	37,976	2,645,408
VMware, Inc., Class A †	2,940	231,643
Western Digital Corp.	4,905	389,653
Workday, Inc., Class A †	2,678	184,407
Xerox Corp.	11,832	115,125
Xilinx, Inc.	2,840	120,416
Yahoo!, Inc. †	11,628	336,165
Zillow Group, Inc., Class C †	2,870	77,490

		27,289,532

Materials - 1.4%
Air Products & Chemicals, Inc.	1,700	216,886
Alcoa, Inc.	18,300	176,778
Ball Corp.	1,400	87,080
Dow Chemical Co./The	2,240	94,976
Ecolab, Inc.	2,147	235,569
EI du Pont de Nemours & Co.	3,708	178,726
PPG Industries, Inc.	3,826	335,502
Royal Gold, Inc.	2,500	117,450
Sherwin-Williams Co./The	961	214,091
Vulcan Materials Co.	775	69,130
Westlake Chemical Corp.	1,100	57,079

		1,783,267

Telecommunication Services - 0.3%
Level 3 Communications, Inc. †	3,900	170,391
T-Mobile US, Inc. †	3,760	149,686

		320,077

Utilities - 1.5%
American Electric Power Co., Inc.	3,727	211,917
CMS Energy Corp.	2,100	74,172
Consolidated Edison, Inc.	2,370	158,435
DTE Energy Co.	3,287	264,176
Edison International	5,703	359,688
Entergy Corp.	1,400	91,140
PG&E Corp.	4,123	217,695
Public Service Enterprise Group, Inc.	1,552	65,432
Sempra Energy	3,095	299,348

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR TM LARGE CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Utilities - 1.5% (continued)
Xcel Energy, Inc.	5,700	$201,837

		1,943,840

TOTAL COMMON STOCKS (cost $114,674,244)		122,640,007

MONEY MARKET FUNDS - 2.7%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (2)(a)
(cost $3,434,826)	3,434,826	3,434,826

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 99.7% (cost $118,109,070)		126,074,833

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3% (b)		409,838

NET ASSETS - 100.0%		$126,484,671

All securities are United States companies, unless noted otherwise in parentheses.

†	Non-income producing security.
(a)	Represents annualized seven-day yield as of the close of the reporting period.
(b)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

Open futures contracts outstanding at September 30, 2015:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
25	Goldman Sachs	S&P 500 E-Mini Futures	12/2015	$2,435,124	$2,385,875	$(49,249)

Collateral pledged to, or (received from), each counterparty at September 30, 2015 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
Goldman Sachs
Cash	$—	$210,528	$210,528

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR TM SMALL CAP MOMENTUM STYLE FUND

COMMON STOCKS - 94.5%	SHARES	VALUE (Note 4)
Consumer Discretionary - 14.8%
1-800-Flowers.com, Inc., Class A †	3,613	$32,878
2U, Inc. †	1,417	50,870
AMC Entertainment Holdings, Inc., Class A	1,905	47,987
American Axle & Manufacturing Holdings, Inc. †	1,298	25,882
American Eagle Outfitters, Inc. (a)	4,324	67,584
America’s Car-Mart, Inc. †	284	9,398
Asbury Automotive Group, Inc. †	660	53,559
Barnes & Noble, Inc.	1,300	15,743
Bassett Furniture Industries, Inc.	576	16,042
Big Lots, Inc.	872	41,786
BJ’s Restaurants, Inc. †	600	25,818
Bloomin’ Brands, Inc.	983	17,871
Bright Horizons Family Solutions, Inc. †	449	28,844
Buckle, Inc./The (a)	400	14,788
Buffalo Wild Wings, Inc. †	261	50,485
Build-A-Bear Workshop, Inc. †	1,000	18,890
Burlington Stores, Inc. †	1,224	62,473
Caleres, Inc.	931	28,423
Capella Education Co.	200	9,904
Carriage Services, Inc.	552	11,918
Carrols Restaurant Group, Inc. †	742	8,830
Cato Corp./The, Class A	400	13,612
Chegg, Inc. †	2,968	21,399
Citi Trends, Inc.	600	14,028
ClubCorp Holdings, Inc.	1,814	38,928
Columbia Sportswear Co.	800	47,032
Cooper Tire & Rubber Co.	576	22,758
Cooper-Standard Holding, Inc. †	400	23,200
Core-Mark Holding Co., Inc.	1,000	65,450
Cracker Barrel Old Country Store, Inc. (a)	609	89,694
Culp, Inc.	327	10,487
Denny’s Corp. †	2,000	22,060
Diamond Resorts International, Inc. †	2,037	47,645
DineEquity, Inc.	299	27,406
Drew Industries, Inc.	234	12,779
Entravision Communications Corp., Class A	2,467	16,381
EW Scripps Co./The, Class A	1,235	21,822
Express, Inc. †	1,369	24,464
Fiesta Restaurant Group, Inc. †	693	31,441
Finish Line, Inc./The, Class A	838	16,173
FTD Cos., Inc. †	500	14,900
Gentherm, Inc. †	1,057	47,480
G-III Apparel Group Ltd. †	1,123	69,244
Global Eagle Entertainment, Inc. †(a)	1,196	13,730
Grand Canyon Education, Inc. †	538	20,439
Gray Television, Inc. †	2,135	27,243
Group 1 Automotive, Inc.	200	17,030
Helen of Troy Ltd. †	942	84,121
Hooker Furniture Corp. (a)	465	10,946
Houghton Mifflin Harcourt Co. †	1,697	34,466
IMAX Corp. (Canada) †(a)	229	7,738
Installed Building Products, Inc. †	1,315	33,243
Isle of Capri Casinos, Inc. †	660	11,510
Jack in the Box, Inc.	1,435	110,552
Kirkland’s, Inc.	900	19,386
Kona Grill, Inc. †	1,191	18,758

	SHARES	VALUE (Note 4)
Consumer Discretionary - 14.8% (continued)
Krispy Kreme Doughnuts, Inc. †	925	$13,533
Lands’ End, Inc. †(a)	436	11,776
La-Z-Boy, Inc.	430	11,421
Libbey, Inc.	400	13,044
Lithia Motors, Inc., Class A	602	65,082
MarineMax, Inc. †	669	9,453
Marriott Vacations Worldwide Corp.	1,196	81,495
Mattress Firm Holding Corp. †(a)	1,251	52,242
MDC Partners, Inc., Class A	944	17,398
Monro Muffler Brake, Inc.	414	27,966
Motorcar Parts of America, Inc. †	1,306	40,930
NACCO Industries, Inc., Class A	210	9,986
Nautilus, Inc. †	1,157	17,355
New Home Co., Inc./The †	667	8,638
New Media Investment Group, Inc.	1,547	23,917
Nexstar Broadcasting Group, Inc., Class A	356	16,857
Nutrisystem, Inc.	1,800	47,736
Overstock.com, Inc. †	485	8,323
Oxford Industries, Inc.	148	10,934
Papa John’s International, Inc.	1,424	97,516
Papa Murphy’s Holdings, Inc. †(a)	974	14,298
Penn National Gaming, Inc. †(a)	999	16,763
Performance Sports Group Ltd. †	1,435	19,258
Pool Corp.	699	50,538
Popeyes Louisiana Kitchen, Inc. †	873	49,202
Red Robin Gourmet Burgers, Inc. †	219	16,587
Rent-A-Center, Inc.	400	9,700
Rentrak Corp. †(a)	300	16,221
Restoration Hardware Holdings, Inc. †	349	32,565
Ruth’s Hospitality Group, Inc.	972	15,785
Scientific Games Corp., Class A †(a)	2,062	21,548
Select Comfort Corp. †	1,997	43,694
Sequential Brands Group, Inc. †	674	9,753
Skullcandy, Inc. †	1,954	10,806
Sonic Corp.	1,127	25,865
Sportsman’s Warehouse Holdings, Inc. †	1,609	19,823
Standard Motor Products, Inc.	641	22,358
Stein Mart, Inc.	1,340	12,971
Steven Madden Ltd. †	651	23,840
Strattec Security Corp.	300	18,918
Texas Roadhouse, Inc.	2,000	74,400
Tile Shop Holdings, Inc. †(a)	792	9,488
Tilly’s, Inc., A Shares †	1,588	11,688
Tower International, Inc. †	753	17,891
Tuesday Morning Corp. †	1,155	6,249
Universal Electronics, Inc. †	400	16,812
World Wrestling Entertainment, Inc., Class A (a)	1,183	19,993
ZAGG, Inc. †	1,866	12,670
Zoe’s Kitchen, Inc. †(a)	509	20,100
Zumiez, Inc. †	1,129	17,646

		2,990,550

Consumer Staples - 3.4%
Boston Beer Co., Inc./The, Class A †	72	15,164
Calavo Growers, Inc.	300	13,392
Cal-Maine Foods, Inc. (a)	1,202	65,641
Coca-Cola Bottling Co. Consolidated	202	39,063

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR TM SMALL CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Consumer Staples - 3.4% (continued)
Diamond Foods, Inc. †	500	$15,430
Fresh Del Monte Produce, Inc.	1,300	51,363
Fresh Market, Inc./The †(a)	265	5,986
HRG Group, Inc. †	3,776	44,292
Ingles Markets, Inc., Class A	500	23,915
J&J Snack Foods Corp.	384	43,645
John B. Sanfilippo & Son, Inc.	300	15,378
Natural Health Trends Corp. (a)	1,142	37,321
Post Holdings, Inc. †	874	51,653
Revlon, Inc., Class A †	830	24,444
Sanderson Farms, Inc.	700	47,999
SpartanNash Co.	755	19,517
SUPERVALU, Inc. †	3,000	21,540
USANA Health Sciences, Inc. †	300	40,209
Vector Group Ltd.	4,541	102,678
WD-40 Co.	200	17,814

		696,444

Energy - 0.8%
Alon USA Energy, Inc.	841	15,197
Delek US Holdings, Inc.	600	16,620
Green Plains, Inc.	616	11,987
Matrix Service Co. †	700	15,729
Newpark Resources, Inc. †	1,331	6,815
Nordic American Tankers Ltd. (Norway)	1,290	19,608
Pacific Ethanol, Inc. †(a)	900	5,841
REX American Resources Corp. †(a)	300	15,186
RigNet, Inc. †(a)	451	11,501
Ship Finance International Ltd. (Norway) (a)	1,000	16,250
Synergy Resources Corp. †	1,416	13,877
Teekay Tankers Ltd., Class A	2,395	16,525

		165,136

Financials - 18.6%
Acadia Realty Trust REIT	1,244	37,407
Access National Corp. (a)	511	10,409
Actua Corp. †	900	10,584
American Assets Trust, Inc. REIT	1,348	55,079
American Equity Investment Life Holding Co.	641	14,942
Ameris Bancorp	1,531	44,016
AMERISAFE, Inc.	315	15,665
Argo Group International Holdings Ltd.	600	33,954
Ashford Hospitality Trust, Inc. REIT	1,500	9,150
Astoria Financial Corp.	1,400	22,540
Banc of California, Inc.	1,402	17,203
Bank of the Ozarks, Inc.	985	43,104
Banner Corp.	455	21,735
BGC Partners, Inc., Class A	6,967	57,269
BNC Bancorp	978	21,741
BofI Holding, Inc. †	488	62,869
Boston Private Financial Holdings, Inc.	1,225	14,332
Capital Bank Financial Corp., Class A †	2,887	87,274
Cash America International, Inc.	692	19,355
Cathay General Bancorp	829	24,837
Cedar Realty Trust, Inc. REIT	1,989	12,352
Central Pacific Financial Corp.	835	17,510
Chatham Lodging Trust REIT	1,619	34,776

	SHARES	VALUE (Note 4)
Financials - 18.6% (continued)
Chesapeake Lodging Trust REIT	734	$19,128
CNO Financial Group, Inc.	725	13,637
ConnectOne Bancorp, Inc.	900	17,370
CoreSite Realty Corp. REIT	1,387	71,347
Cowen Group, Inc., Class A †	3,463	15,791
CubeSmart REIT	2,871	78,120
Customers Bancorp, Inc. †	1,237	31,791
CVB Financial Corp.	1,182	19,739
CyrusOne, Inc. REIT	3,157	103,108
DCT Industrial Trust, Inc. REIT	572	19,254
DuPont Fabros Technology, Inc. REIT	1,100	28,468
Eagle Bancorp, Inc. †	980	44,590
EastGroup Properties, Inc. REIT	329	17,825
Education Realty Trust, Inc. REIT	1,567	51,633
Enstar Group Ltd. †	155	23,250
Essent Group Ltd. †	2,194	54,521
FBL Financial Group, Inc., Class A	241	14,826
FCB Financial Holdings, Inc., Class A †	399	13,015
Federated National Holding Co.	2,074	49,817
FelCor Lodging Trust, Inc. REIT	3,003	21,231
Fidelity Southern Corp.	1,125	23,782
First American Financial Corp.	1,911	74,663
First Defiance Financial Corp.	453	16,562
First Interstate BancSystem, Inc., Class A	2,290	63,754
GAIN Capital Holdings, Inc.	1,922	13,992
GAMCO Investors, Inc., Class A	344	18,886
GEO Group, Inc./The REIT	1,257	37,383
Gladstone Commercial Corp. REIT	800	11,288
Greenlight Capital Re Ltd., Class A †	400	8,912
Hanmi Financial Corp.	1,300	32,760
HCI Group, Inc.	313	12,135
Healthcare Realty Trust, Inc. REIT	560	13,916
Heritage Insurance Holdings, Inc. †	770	15,192
Hersha Hospitality Trust REIT	1,090	24,699
HFF, Inc., Class A	1,079	36,427
Hilltop Holdings, Inc. †	800	15,848
Hingham Institution for Savings (a)	91	10,559
Home BancShares, Inc.	1,005	40,702
HomeStreet, Inc. †	693	16,008
HomeTrust Bancshares, Inc. †	439	8,143
Hudson Pacific Properties, Inc. REIT	2,172	62,532
Impac Mortgage Holdings, Inc. †(a)	1,013	16,563
Independent Bank Corp./MI	1,043	15,395
Independent Bank Group, Inc.	300	11,529
Investment Technology Group, Inc.	682	9,098
Investors Bancorp, Inc.	7,598	93,759
Janus Capital Group, Inc.	800	10,880
KCG Holdings, Inc., Class A †	843	9,248
Kennedy-Wilson Holdings, Inc.	1,600	35,472
Ladenburg Thalmann Financial Services, Inc. †(a)	5,000	10,550
Lakeland Financial Corp.	500	22,575
LegacyTexas Financial Group, Inc.	492	14,996
LendingTree, Inc. †	622	57,865
Maiden Holdings Ltd.	1,054	14,630
Marcus & Millichap, Inc. †	1,307	60,109
MarketAxess Holdings, Inc.	370	34,366

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR TM SMALL CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Financials - 18.6% (continued)
MB Financial, Inc.	627	$20,465
Meta Financial Group, Inc.	618	25,814
National Health Investors, Inc. REIT	101	5,806
Navigators Group, Inc./The †	200	15,596
Nelnet, Inc., Class A	400	13,844
Opus Bank	274	10,478
Pebblebrook Hotel Trust REIT	369	13,081
PennyMac Financial Services, Inc., Class A †	835	13,360
Physicians Realty Trust REIT	3,036	45,813
Pinnacle Financial Partners, Inc.	881	43,530
Primerica, Inc.	641	28,890
PrivateBancorp, Inc.	981	37,602
PS Business Parks, Inc. REIT (a)	147	11,669
QCR Holdings, Inc.	485	10,607
QTS Realty Trust, Inc., Class A REIT	1,071	46,792
Ramco-Gershenson Properties Trust REIT	1,967	29,525
RE/MAX Holdings, Inc., Class A	657	23,639
Retail Opportunity Investments Corp. REIT	2,273	37,595
Rexford Industrial Realty, Inc. REIT	1,134	15,638
Ryman Hospitality Properties, Inc. REIT	1,068	52,578
Sabra Health Care REIT, Inc.	554	12,842
Seacoast Banking Corp of Florida †	1,142	16,765
Selective Insurance Group, Inc.	415	12,890
ServisFirst Bancshares, Inc.	845	35,093
Simmons First National Corp., Class A	600	28,758
South State Corp.	302	23,215
Southside Bancshares, Inc.	840	23,142
Sovran Self Storage, Inc. REIT	786	74,120
State Bank Financial Corp.	950	19,646
Stonegate Bank	988	31,428
Summit Hotel Properties, Inc. REIT	2,630	30,692
Sun Communities, Inc. REIT	1,200	81,312
Talmer Bancorp, Inc., Class A	2,155	35,881
Terreno Realty Corp. REIT	915	17,971
Territorial Bancorp, Inc.	231	6,015
TriState Capital Holdings, Inc. †	475	5,923
United Community Banks, Inc.	2,308	47,176
United Insurance Holdings Corp.	2,600	34,190
Universal Health Realty Income Trust REIT	283	13,284
Universal Insurance Holdings, Inc.	1,100	32,494
Walker & Dunlop, Inc. †	776	20,238
Washington Real Estate Investment Trust REIT (a)	1,600	39,888
Waterstone Financial, Inc.	2,000	26,960
Webster Financial Corp.	1,302	46,390
WesBanco, Inc.	352	11,070
Western Alliance Bancorp †	2,469	75,823
Whitestone REIT	665	7,667
Wilshire Bancorp, Inc.	1,800	18,918
WisdomTree Investments, Inc. (a)	3,311	53,406

		3,757,261

Health Care - 23.3%
AAC Holdings, Inc. †(a)	541	12,037
Abaxis, Inc.	657	28,901
ABIOMED, Inc. †	1,317	122,165
ACADIA Pharmaceuticals, Inc. †	669	22,124
Accelerate Diagnostics, Inc. †	1,539	24,901

	SHARES	VALUE (Note 4)
Health Care - 23.3% (continued)
Acceleron Pharma, Inc. †(a)	500	$12,450
Aceto Corp.	1,044	28,658
Adamas Pharmaceuticals, Inc. †	448	7,500
Addus HomeCare Corp. †	1,246	38,813
Adeptus Health, Inc., Class A †	632	51,040
Advaxis, Inc. †(a)	2,125	21,739
Aerie Pharmaceuticals, Inc. †(a)	811	14,387
Affymetrix, Inc. †	1,156	9,872
Agenus, Inc. †	3,037	13,970
Air Methods Corp. †	300	10,227
Albany Molecular Research, Inc. †(a)	622	10,835
Alder Biopharmaceuticals, Inc. †	1,603	52,514
AMAG Pharmaceuticals, Inc. †	1,000	39,730
Amedisys, Inc. †	745	28,288
Amicus Therapeutics, Inc. †	3,379	47,272
AMN Healthcare Services, Inc. †	1,210	36,312
Amphastar Pharmaceuticals, Inc. †	1,011	11,819
Amsurg Corp. †	500	38,855
Anacor Pharmaceuticals, Inc. †	722	84,987
Analogic Corp.	156	12,798
ANI Pharmaceuticals, Inc. †(a)	574	22,679
Anika Therapeutics, Inc. †	794	25,273
Anthera Pharmaceuticals, Inc. †	2,206	13,435
Aratana Therapeutics, Inc. †	475	4,018
ARIAD Pharmaceuticals, Inc. †	4,416	25,789
Array BioPharma, Inc. †(a)	4,750	21,660
Assembly Biosciences, Inc. †(a)	704	6,730
Asterias Biotherapeutics, Inc. †	1,225	4,741
AtriCure, Inc. †	800	17,528
BioCryst Pharmaceuticals, Inc. †	1,562	17,807
BioSpecifics Technologies Corp. †	174	7,576
BioTelemetry, Inc. †	1,700	20,808
Cambrex Corp. †	1,200	47,616
Cantel Medical Corp.	420	23,814
Capital Senior Living Corp. †	432	8,662
Cara Therapeutics, Inc. †	330	4,716
Cardiovascular Systems, Inc. †	542	8,585
Catalent, Inc. †	601	14,604
Catalyst Pharmaceuticals, Inc. †	9,282	27,846
Celldex Therapeutics, Inc. †(a)	1,396	14,714
Cellular Biomedicine Group, Inc. †(a)	975	16,507
Cempra, Inc. †	2,144	59,689
Cerus Corp. †(a)	3,201	14,533
Chemed Corp.	500	66,735
Chimerix, Inc. †	1,789	68,340
Clovis Oncology, Inc. †	353	32,462
Concert Pharmaceuticals, Inc. †	1,751	32,866
CONMED Corp.	500	23,870
Corcept Therapeutics, Inc. †	2,685	10,096
CorMedix, Inc. †(a)	2,893	5,757
CorVel Corp. †	404	13,049
Cross Country Healthcare, Inc. †	1,400	19,054
CTI BioPharma Corp. †	3,700	5,402
Cyberonics, Inc. †	400	24,312
Cynosure, Inc., Class A †	663	19,917
Durect Corp. †(a)	2,981	5,813
Dyax Corp. †	2,187	41,750

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR TM SMALL CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Health Care - 23.3% (continued)
Dynavax Technologies Corp. †	1,030	$25,276
Eagle Pharmaceuticals, Inc. †	849	62,851
Emergent BioSolutions, Inc. †	500	14,245
Enanta Pharmaceuticals, Inc. †(a)	400	14,456
Ensign Group, Inc./The	1,000	42,630
Esperion Therapeutics, Inc. †(a)	972	22,929
Exact Sciences Corp. †(a)	2,262	40,693
ExamWorks Group, Inc. †	961	28,100
Exelixis, Inc. †	2,734	15,338
Fibrocell Science, Inc. †	1,204	4,635
Five Prime Therapeutics, Inc. †	1,269	19,530
Flexion Therapeutics, Inc. †	708	10,521
GenMark Diagnostics, Inc. †	1,549	12,191
Genomic Health, Inc. †(a)	455	9,628
Geron Corp. †(a)	3,240	8,942
Globus Medical, Inc., Class A †	1,343	27,746
Greatbatch, Inc. †	400	22,568
Halozyme Therapeutics, Inc. †	3,321	44,601
HealthEquity, Inc. †	516	15,248
HealthStream, Inc. †	397	8,659
Healthways, Inc. †	1,200	13,344
Heska Corp. †	716	21,824
ICU Medical, Inc. †	559	61,210
IGI Laboratories, Inc. †(a)	4,300	28,122
Ignyta, Inc. †(a)	1,451	12,740
ImmunoGen, Inc. †	1,324	12,710
Impax Laboratories, Inc. †	1,600	56,336
Infinity Pharmaceuticals, Inc. †	1,367	11,551
Inogen, Inc. †	1,089	52,871
Inovio Pharmaceuticals, Inc. †	1,375	7,947
Insmed, Inc. †	1,900	35,283
Insys Therapeutics, Inc. †(a)	2,497	71,065
Intersect ENT, Inc. †	422	9,875
Intra-Cellular Therapies, Inc. †	1,374	55,015
iRadimed Corp. †	217	5,286
Ironwood Pharmaceuticals, Inc. †	1,353	14,098
K2M Group Holdings, Inc. †	1,170	21,762
Kindred Healthcare, Inc.	600	9,450
Kite Pharma, Inc. †(a)	1,171	65,201
Lannett Co., Inc. †(a)	1,002	41,603
LDR Holding Corp. †	1,323	45,683
Ligand Pharmaceuticals, Inc. †	567	48,564
Lion Biotechnologies, Inc. †(a)	1,693	9,752
Loxo Oncology, Inc. †	281	4,912
MacroGenics, Inc. †	1,039	22,255
Masimo Corp. †	819	31,581
Medicines Co./The †	290	11,008
Medidata Solutions, Inc. †	471	19,834
Merit Medical Systems, Inc. †	612	14,633
Merrimack Pharmaceuticals, Inc. †	4,483	38,150
MiMedx Group, Inc. †(a)	4,489	43,319
Mirati Therapeutics, Inc. †	693	23,853
Molina Healthcare, Inc. †	800	55,080
Momenta Pharmaceuticals, Inc. †	1,517	24,894
Nanosphere, Inc. †	99	161
Natus Medical, Inc. †	1,478	58,307
Nektar Therapeutics †	909	9,963

	SHARES	VALUE (Note 4)
Health Care - 23.3% (continued)
NeoGenomics, Inc. †	1,062	$6,085
Neurocrine Biosciences, Inc. †	1,600	63,664
NewLink Genetics Corp. †	1,335	47,846
Novavax, Inc. †	8,398	59,374
NuVasive, Inc. †	896	43,205
NxStage Medical, Inc. †	1,351	21,305
Ocular Therapeutix, Inc. †	366	5,146
Omeros Corp. †(a)	2,021	22,150
Omnicell, Inc. †	1,035	32,188
Ophthotech Corp. †	940	38,089
Organovo Holdings, Inc. †(a)	2,400	6,432
Osiris Therapeutics, Inc. †	672	12,412
OvaScience, Inc. †(a)	883	7,497
Pacific Biosciences of California, Inc. †(a)	2,694	9,860
PAREXEL International Corp. †	228	14,118
Peregrine Pharmaceuticals, Inc. †	9,591	9,783
Pernix Therapeutics Holdings, Inc. †(a)	1,894	5,985
Pfenex, Inc. †	427	6,409
PharMerica Corp. †	900	25,623
Phibro Animal Health Corp., Class A	1,158	36,628
Portola Pharmaceuticals, Inc. †	1,745	74,372
POZEN, Inc. †	1,300	7,586
Prestige Brands Holdings, Inc. †	735	33,193
Progenics Pharmaceuticals, Inc. †	3,435	19,648
Prothena Corp. PLC (Ireland) †	329	14,917
Providence Service Corp./The †	400	17,432
PTC Therapeutics, Inc. †	1,287	34,363
Radius Health, Inc. †	1,323	91,697
RadNet, Inc. †	2,500	13,875
Raptor Pharmaceutical Corp. †	1,845	11,162
Regulus Therapeutics, Inc. †	2,561	16,749
Relypsa, Inc. †	1,289	23,859
Repligen Corp. †	1,200	33,420
Retrophin, Inc. †	1,553	31,464
Rockwell Medical, Inc. †(a)	1,724	13,292
RTI Surgical, Inc. †	2,746	15,597
Sage Therapeutics, Inc. †(a)	768	32,502
Sagent Pharmaceuticals, Inc. †	600	9,198
Sarepta Therapeutics, Inc. †	705	22,638
Select Medical Holdings Corp.	2,344	25,292
Sorrento Therapeutics, Inc. †	1,268	10,639
Spectranetics Corp./The †	1,257	14,820
STERIS Corp.	619	40,216
Sucampo Pharmaceuticals, Inc., Class A †	1,836	36,481
Supernus Pharmaceuticals, Inc. †	2,382	33,419
Surgical Care Affiliates, Inc. †	493	16,116
Synergy Pharmaceuticals, Inc. †(a)	2,921	15,481
TESARO, Inc. †	1,320	52,932
Tetraphase Pharmaceuticals, Inc. †(a)	2,643	19,717
TG Therapeutics, Inc. †(a)	2,524	25,442
TherapeuticsMD, Inc. †	4,274	25,046
Trevena, Inc. †	521	5,392
Ultragenyx Pharmaceutical, Inc. †	397	38,235
US Physical Therapy, Inc.	280	12,569
Vascular Solutions, Inc. †	769	24,923
Vital Therapies, Inc. †(a)	1,708	6,900
Xencor, Inc. †	1,298	15,875

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR TM SMALL CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Health Care - 23.3% (continued)
XenoPort, Inc. †	1,877	$6,513
Zafgen, Inc. †	960	30,672
Zeltiq Aesthetics, Inc. †	2,122	67,968
ZIOPHARM Oncology, Inc. †(a)	5,258	47,375
ZS Pharma, Inc. †	650	42,679

		4,706,441

Industrials - 9.0%
AAON, Inc.	1,050	20,349
AAR Corp.	688	13,051
Advanced Drainage Systems, Inc. (a)	332	9,605
Aerojet Rocketdyne Holdings, Inc. †(a)	588	9,514
Air Transport Services Group, Inc. †	1,277	10,918
Aircastle Ltd.	1,474	30,379
Albany International Corp., Class A	329	9,413
Allegiant Travel Co.	618	133,642
Allied Motion Technologies, Inc. (a)	729	12,954
American Woodmark Corp. †	564	36,587
Apogee Enterprises, Inc.	791	35,318
ARC Document Solutions, Inc. †	1,784	10,615
ArcBest Corp.	1,099	28,321
Argan, Inc.	730	25,316
Astronics Corp. †	515	20,821
Atlas Air Worldwide Holdings, Inc. †	400	13,824
Builders FirstSource, Inc. †	1,831	23,217
CEB, Inc.	456	31,163
Comfort Systems USA, Inc.	727	19,818
Continental Building Products, Inc. †	1,526	31,344
Covenant Transportation Group, Inc., Class A †	1,000	17,970
Curtiss-Wright Corp.	182	11,360
Deluxe Corp.	267	14,883
Douglas Dynamics, Inc.	715	14,200
Ducommun, Inc. †	564	11,319
Dycom Industries, Inc. †	848	61,361
Echo Global Logistics, Inc. †	1,722	33,751
EnerSys	213	11,413
Engility Holdings, Inc.	470	12,117
Enphase Energy, Inc. †	1,813	6,708
EnPro Industries, Inc.	400	15,668
Exponent, Inc.	286	12,744
Federal Signal Corp.	2,000	27,420
G&K Services, Inc., Class A	400	26,648
Gibraltar Industries, Inc. †	704	12,918
Greenbrier Cos., Inc./The	214	6,872
Hawaiian Holdings, Inc. †	1,800	44,424
HC2 Holdings, Inc. †(a)	962	6,744
Healthcare Services Group, Inc.	518	17,457
Heartland Express, Inc. (a)	2,500	49,850
HNI Corp.	700	30,030
Hub Group, Inc., Class A †	700	25,487
Huron Consulting Group, Inc. †	402	25,137
Hyster-Yale Materials Handling, Inc.	348	20,125
Insperity, Inc.	534	23,459
Interface, Inc.	687	15,416
John Bean Technologies Corp.	400	15,300
Kforce, Inc.	539	14,165
Kimball International, Inc., Class B	1,371	12,970

	SHARES	VALUE (Note 4)
Industrials - 9.0% (continued)
Knight Transportation, Inc.	2,562	$61,488
Korn/Ferry International	1,020	33,731
Lydall, Inc. †	699	19,914
Marten Transport Ltd.	800	12,936
Masonite International Corp. †	877	53,129
Meritor, Inc. †	1,638	17,412
Mobile Mini, Inc.	427	13,147
Mueller Industries, Inc.	332	9,821
Multi-Color Corp.	444	33,962
NN, Inc.	927	17,149
Nortek, Inc. †	191	12,092
NV5 Holdings, Inc. †(a)	842	15,627
Park-Ohio Holdings Corp.	324	9,351
Patrick Industries, Inc. †	1,644	64,922
PGT, Inc. †	881	10,819
Plug Power, Inc. †(a)	4,900	8,967
Ply Gem Holdings, Inc. †	466	5,452
Radiant Logistics, Inc. †	1,689	7,533
RBC Bearings, Inc. †	181	10,811
Saia, Inc. †	643	19,901
Standex International Corp.	200	15,070
Steelcase, Inc., Class A	1,047	19,275
TASER International, Inc. †(a)	1,681	37,024
Tennant Co.	497	27,921
Trex Co., Inc. †	402	13,399
TriNet Group, Inc. †	382	6,418
UniFirst Corp.	100	10,681
US Ecology, Inc.	349	15,234
VSE Corp.	200	8,014
WageWorks, Inc. †	382	17,221
Werner Enterprises, Inc.	1,200	30,120
West Corp.	1,653	37,027
XPO Logistics, Inc. †(a)	948	22,591

		1,822,244

Information Technology - 18.5%
ACI Worldwide, Inc. †	1,294	27,329
Advanced Energy Industries, Inc. †	716	18,831
Alliance Fiber Optic Products, Inc.	1,541	26,336
Ambarella, Inc. †(a)	1,886	108,992
Aspen Technology, Inc. †	281	10,653
Axcelis Technologies, Inc. †	7,009	18,714
Barracuda Networks, Inc. †(a)	1,047	16,312
Blackbaud, Inc.	610	34,233
Blackhawk Network Holdings, Inc. †	2,462	104,364
BroadSoft, Inc. †	878	26,305
Cabot Microelectronics Corp. †	300	11,622
CACI International, Inc., Class A †	241	17,827
Callidus Software, Inc. †	2,014	34,218
Cardtronics, Inc. †	345	11,282
Cavium, Inc. †	740	45,414
Ciena Corp. †	1,152	23,869
Cirrus Logic, Inc. †	963	30,344
Clearfield, Inc. †(a)	1,561	20,964
comScore, Inc. †	900	41,535
Constant Contact, Inc. †	446	10,811
Cray, Inc. †	1,006	19,929
CTS Corp.	722	13,364

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR TM SMALL CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Information Technology - 18.5% (continued)
Diebold, Inc.	339	$10,092
Diodes, Inc. †	696	14,874
DTS, Inc. †	339	9,051
EarthLink Holdings Corp.	3,871	30,116
Ebix, Inc.	1,032	25,759
Electronics For Imaging, Inc. †	983	42,544
Ellie Mae, Inc. †	1,511	100,587
Endurance International Group Holdings, Inc. †(a)	4,120	55,043
Entegris, Inc. †	1,000	13,190
Envestnet, Inc. †	566	16,963
EPAM Systems, Inc. †	847	63,118
ePlus, Inc. †	336	26,568
Euronet Worldwide, Inc. †	640	47,418
ExlService Holdings, Inc. †	374	13,812
Fabrinet (Thailand) †	1,300	23,829
Fair Isaac Corp.	683	57,714
Fairchild Semiconductor International, Inc. †	958	13,450
FARO Technologies, Inc. †	279	9,765
Fleetmatics Group PLC (Ireland) †	1,685	82,717
Gigamon, Inc. †	1,325	26,513
Globant SA (Luxembourg) †	182	5,567
Glu Mobile, Inc. †	5,554	24,271
Gogo, Inc. †	1,942	29,674
GTT Communications, Inc. †	809	18,817
Guidewire Software, Inc. †	230	12,093
Heartland Payment Systems, Inc.	574	36,168
Immersion Corp. †	870	9,770
Imperva, Inc. †	1,093	71,570
Infinera Corp. †	3,609	70,592
Infoblox, Inc. †	1,650	26,367
Inphi Corp. †	1,489	35,796
Insight Enterprises, Inc. †	700	18,095
Integrated Device Technology, Inc. †	1,575	31,973
InterDigital, Inc.	800	40,480
Intersil Corp., Class A	2,200	25,740
Intralinks Holdings, Inc. †	1,674	13,877
j2 Global, Inc.	800	56,680
Littelfuse, Inc.	300	27,345
LogMeIn, Inc. †	1,174	80,020
Luxoft Holding, Inc. (Switzerland) †	96	6,076
M/A-COM Technology Solutions Holdings, Inc. †	1,823	52,849
Manhattan Associates, Inc. †	1,052	65,540
Mattson Technology, Inc. †	5,468	12,740
MAXIMUS, Inc.	274	16,319
Mentor Graphics Corp.	559	13,768
Methode Electronics, Inc.	887	28,295
Microsemi Corp. †	1,200	39,384
MicroStrategy, Inc., Class A †	200	39,294
MKS Instruments, Inc.	500	16,765
Monolithic Power Systems, Inc.	1,143	58,522
Monotype Imaging Holdings, Inc.	488	10,648
Multi-Fineline Electronix, Inc. †	601	10,037
NeoPhotonics Corp. †(a)	2,298	15,649
NetScout Systems, Inc. †	776	27,447
Novatel Wireless, Inc. †(a)	2,918	6,449

	SHARES	VALUE (Note 4)
Information Technology - 18.5% (continued)
OmniVision Technologies, Inc. †	1,005	$26,391
OSI Systems, Inc. †	155	11,929
Paycom Software, Inc. †	2,074	74,477
Paylocity Holding Corp. †	1,310	39,287
Perficient, Inc. †	546	8,425
PFSweb, Inc. †	842	11,973
Photronics, Inc. †	1,352	12,249
Plantronics, Inc.	393	19,984
Plexus Corp. †	600	23,148
PMC-Sierra, Inc. †	3,800	25,726
Power Integrations, Inc.	424	17,880
Proofpoint, Inc. †	1,637	98,744
Q2 Holdings, Inc. †	1,155	28,552
QAD, Inc., Class A	564	14,438
Qlik Technologies, Inc. †	645	23,510
QLogic Corp. †	1,610	16,503
Qualys, Inc. †	1,867	53,135
Quantum Corp. †	7,641	5,328
Rambus, Inc. †	3,205	37,819
RingCentral, Inc., Class A †	1,294	23,486
Rogers Corp. †	300	15,954
Rubicon Project, Inc./The †	1,827	26,546
Ruckus Wireless, Inc. †	1,132	13,448
Sanmina Corp. †	1,891	40,411
ServiceSource International, Inc. †	2,114	8,456
Sigma Designs, Inc. †	1,966	13,546
SPS Commerce, Inc. †	460	31,229
Stamps.com, Inc. †	678	50,179
Super Micro Computer, Inc. †	1,470	40,072
Synaptics, Inc. †	155	12,781
Synchronoss Technologies, Inc. †	968	31,750
SYNNEX Corp.	700	59,542
Take-Two Interactive Software, Inc. †	2,243	64,441
Tech Data Corp. †	434	29,729
Telenav, Inc. †	1,979	15,456
Tessera Technologies, Inc.	1,800	58,338
Textura Corp. †	640	16,538
TTM Technologies, Inc. †	1,385	8,629
TubeMogul, Inc. †	807	8,490
Tyler Technologies, Inc. †	137	20,455
Universal Display Corp. †	1,034	35,053
VASCO Data Security International, Inc. †(a)	1,100	18,744
Verint Systems, Inc. †	900	38,835
VirnetX Holding Corp. †	80	285
Virtusa Corp. †	479	24,578
WebMD Health Corp. †	472	18,804
Xcerra Corp. †	1,800	11,304
Zendesk, Inc. †	1,688	33,270

		3,730,895

Materials - 2.2%
A Schulman, Inc.	500	16,235
Berry Plastics Group, Inc. †	1,831	55,058
Boise Cascade Co. †	1,132	28,549
Calgon Carbon Corp.	582	9,068
Chemtura Corp. †	364	10,418
Clearwater Paper Corp. †	200	9,448
Core Molding Technologies, Inc. †	709	13,081

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR TM SMALL CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Materials - 2.2% (continued)
Ferro Corp. †	2,400	$26,280
FutureFuel Corp.	1,187	11,728
Headwaters, Inc. †	2,139	40,213
Innophos Holdings, Inc.	300	11,892
Kaiser Aluminum Corp.	329	26,402
Minerals Technologies, Inc.	800	38,528
PH Glatfelter Co.	528	9,092
Sensient Technologies Corp.	1,100	67,430
Trinseo SA †(a)	750	18,937
US Concrete, Inc. †	1,314	62,796

		455,155

Telecommunication Services - 1.2%
8x8, Inc. †	1,152	9,527
Atlantic Tele-Network, Inc.	181	13,381
Boingo Wireless, Inc. †	1,931	15,989
Cogent Communications Holdings, Inc.	519	14,096
Consolidated Communications Holdings, Inc.	1,600	30,832
Globalstar, Inc. †	6,697	10,514
IDT Corp., Class B	755	10,797
Inteliquent, Inc.	1,436	32,066
Iridium Communications, Inc. †(a)	3,284	20,197
Lumos Networks Corp.	1,202	14,616
Straight Path Communications, Inc., Class B †(a)	1,332	53,826
Vonage Holdings Corp. †	2,700	15,876

		241,717

Utilities - 2.7%
American States Water Co.	700	28,980
Avista Corp.	1,423	47,315
Chesapeake Utilities Corp.	258	13,695
El Paso Electric Co.	544	20,030
Empire District Electric Co./The	1,300	28,639
Laclede Group, Inc./The	900	49,077
New Jersey Resources Corp.	440	13,213
Northwest Natural Gas Co.	500	22,920
NorthWestern Corp.	700	37,681
ONE Gas, Inc.	1,878	85,130
PNM Resources, Inc.	2,086	58,512
Portland General Electric Co.	872	32,238
Southwest Gas Corp.	400	23,328
WGL Holdings, Inc.	1,400	80,738

		541,496

TOTAL COMMON STOCKS (cost $18,291,689)		19,107,339

EXCHANGE-TRADED FUNDS (ETF) - 4.1%
iShares Russell 2000 ETF (a)
(cost $843,751)	7,692	839,966

MONEY MARKET FUNDS - 3.3%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (2)(b)
(cost $662,689)	662,689	662,689

SECURITIES LENDING COLLATERAL - 10.0%	SHARES	VALUE (Note 4)
Money Market Funds - 10.0%
Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank Dreyfus Treasury Cash Management, 0.010% (2)(b)(c)
(cost $2,011,744)	2,011,744	$2,011,744

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 111.9% (cost $21,809,873)		22,621,738

LIABILITIES IN EXCESS OF OTHER ASSETS - (11.9%)		(2,405,050)

NET ASSETS - 100.0%		$20,216,688

All securities are United States companies, unless noted otherwise in parentheses.

†	Non-income producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $1,978,864; cash collateral of $2,011,744 was received with which the Fund purchased a money market fund.
(b)	Represents annualized seven-day yield as of the close of the reporting period.
(c)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

COMMON STOCKS - 93.9%	SHARES	VALUE (Note 4)
Australia - 3.2%
Amcor Ltd.	28,362	$263,762
Australia & New Zealand Banking Group Ltd.	2,199	42,014
Brambles Ltd.	11,872	81,554
Commonwealth Bank of Australia	3,536	181,498
Crown Resorts Ltd.	11,649	81,479
CSL Ltd.	2,131	134,111
Insurance Australia Group Ltd.	28,183	96,361
Qantas Airways Ltd. †	37,326	97,995
Ramsay Health Care Ltd.	11,496	474,141
Scentre Group REIT	123,001	338,536
Suncorp Group Ltd.	11,005	94,672
Telstra Corp. Ltd.	102,357	404,688

		2,290,811

Austria - 0.2%
ANDRITZ AG	2,003	90,257
voestalpine AG	1,869	64,261

		154,518

Belgium - 2.5%
Anheuser-Busch InBev SA/NV	10,965	1,166,189
KBC Groep NV	4,858	307,230
Proximus	5,258	181,884
UCB SA	1,538	120,491

		1,775,794

Canada - 5.6%
Agrium, Inc. (1)	400	35,849
Alimentation Couche-Tard, Inc., Class B (1)	12,723	585,096
BCE, Inc. (1)	3,936	161,097
BlackBerry Ltd. (1)†	5,191	31,858
Brookfield Asset Management, Inc., Class A (1)	12,450	391,739
Canadian Pacific Railway Ltd. (1)	327	46,934
Canadian Tire Corp. Ltd., Class A (1)	2,137	192,242
CGI Group, Inc., Class A (1)†	2,369	85,831
CI Financial Corp. (1)	9,647	219,036
Constellation Software, Inc. (1)	749	313,940
Dollarama, Inc. (1)	5,438	367,274
Fortis, Inc. (1)	4,800	137,292
Gildan Activewear, Inc. (1)	8,622	260,243
Jean Coutu Group PJC, Inc./The, Class A (1)	3,300	49,729
Loblaw Cos., Ltd. (1)	6,778	348,982
Magna International, Inc. (1)	5,714	274,075
Methanex Corp. (1)	1,018	33,732
Metro, Inc. (1)	1,705	46,455
Open Text Corp. (1)	1,410	63,141
Rogers Communications, Inc., Class B (1)	3,763	129,653
Saputo, Inc. (1)	3,000	65,867
Sun Life Financial, Inc. (1)	6,406	206,605

		4,046,670

Denmark - 3.6%
AP Moeller - Maersk A/S, Class B	103	158,773
Coloplast A/S, Class B	5,113	362,506
Danske Bank A/S	4,267	128,950
Novo Nordisk A/S, Class B	23,244	1,254,353
Pandora A/S	2,888	337,373

	SHARES	VALUE (Note 4)
Denmark - 3.6% (continued)
Tryg A/S	11,965	$232,473
Vestas Wind Systems A/S	2,491	129,505

		2,603,933

Finland - 1.0%
Kone OYJ, Class B	885	33,681
Nokia OYJ	32,155	219,869
Sampo OYJ, A Shares	8,956	433,445

		686,995

France - 5.6%
Accor SA	917	42,996
Airbus Group SE	10,257	607,420
AXA SA	15,660	380,209
Cap Gemini SA	1,863	166,371
Credit Agricole SA	3,215	37,013
Dassault Systemes	2,145	158,526
Essilor International SA	726	88,694
Hermes International	304	110,660
Iliad SA	718	145,246
JCDecaux SA	894	32,498
L’Oreal SA	1,023	177,812
LVMH Moet Hennessy Louis Vuitton SE	1,666	283,625
Numericable-SFR SAS †	3,839	177,724
Orange SA	18,570	281,508
Peugeot SA †	19,662	297,930
Renault SA	4,326	312,133
Safran SA	2,841	213,619
Sanofi	811	77,207
Unibail-Rodamco SE REIT	780	202,163
Valeo SA	1,866	253,360

		4,046,714

Germany - 7.8%
Allianz SE	2,321	364,613
Bayer AG	10,060	1,290,682
Brenntag AG	387	20,880
Continental AG	680	145,238
Daimler AG	10,455	761,156
Deutsche Boerse AG	4,625	398,879
Deutsche Telekom AG	57,759	1,028,198
Fresenius Medical Care AG & Co. KGaA	3,351	261,897
GEA Group AG	2,774	105,774
Hannover Rueck SE	2,177	222,992
Infineon Technologies AG	9,947	111,759
Merck KGaA	2,173	192,390
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	264	49,306
OSRAM Licht AG	395	20,464
ProSiebenSat.1 Media SE	4,809	236,053
Symrise AG	928	55,915
Telefonica Deutschland Holding AG	3,254	19,898
ThyssenKrupp AG	5,297	93,079
United Internet AG	883	44,767
Vonovia SE	6,457	207,825

		5,631,765

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Hong Kong - 2.7%
AIA Group Ltd.	104,400	$542,958
BOC Hong Kong Holdings Ltd.	108,000	318,522
Cathay Pacific Airways Ltd.	44,000	82,860
Cheung Kong Property Holdings Ltd.	7,000	51,284
CK Hutchison Holdings Ltd.	7,000	91,053
CLP Holdings Ltd.	8,000	68,392
Goldin Financial Holdings Ltd. †	58,000	124,205
Henderson Land Development Co., Ltd.	16,500	98,665
Heritage International Holdings Ltd. †	162,000	14,116
Hong Kong Exchanges and Clearing Ltd.	8,700	199,587
Link REIT	10,500	57,807
MTR Corp. Ltd.	19,500	84,786
PCCW Ltd.	75,000	38,607
Sun Hung Kai Properties Ltd.	4,000	52,173
Wharf Holdings Ltd./The	16,000	90,279
Wheelock & Co., Ltd.	9,000	39,086

		1,954,380

Italy - 2.3%
Enel SpA	9,323	41,599
Finmeccanica SpA †	22,460	281,262
Intesa Sanpaolo SpA	226,877	801,488
Luxottica Group SpA	2,330	161,480
Mediobanca SpA	10,729	105,560
Pirelli & C. SpA	2,692	45,048
Prysmian SpA	2,292	47,374
Snam SpA	36,381	186,849

		1,670,660

Japan - 33.6%
Acom Co., Ltd. †	32,200	164,764
Aeon Co., Ltd.	8,300	128,765
AEON Financial Service Co., Ltd.	2,300	45,508
Aisin Seiki Co., Ltd.	2,500	83,880
Ajinomoto Co., Inc.	8,000	168,704
Alps Electric Co., Ltd.	900	25,416
ANA Holdings, Inc.	27,000	75,638
Asics Corp.	2,100	50,052
Astellas Pharma, Inc.	10,400	134,618
Bank of Kyoto Ltd./The	14,000	142,390
Bank of Yokohama Ltd./The	19,000	115,483
Bridgestone Corp.	2,800	96,897
Calbee, Inc.	3,700	119,732
Casio Computer Co., Ltd.	2,500	45,505
Central Japan Railway Co.	3,100	499,806
Chiba Bank Ltd./The	25,000	177,527
Chubu Electric Power Co., Inc.	15,300	225,587
Chugai Pharmaceutical Co., Ltd.	4,700	144,352
COLOPL, Inc.	1,700	27,342
Daicel Corp.	3,400	41,738
Dai-ichi Life Insurance Co., Ltd./The	25,800	410,732
Daikin Industries Ltd.	1,500	84,129
Daiwa House Industry Co., Ltd.	6,800	168,578
Denso Corp.	800	33,887
Dentsu, Inc.	5,500	282,261
Don Quijote Holdings Co., Ltd.	900	33,908
East Japan Railway Co.	5,800	488,741
Eisai Co., Ltd.	5,500	324,509

	SHARES	VALUE (Note 4)
Japan - 33.6% (continued)
Electric Power Development Co., Ltd.	1,300	$39,675
FANUC Corp.	2,200	338,445
Fast Retailing Co., Ltd.	900	366,083
Fuji Heavy Industries Ltd.	9,100	327,459
FUJIFILM Holdings Corp.	6,400	239,246
Fujitsu Ltd.	20,000	86,996
Fukuoka Financial Group, Inc.	51,000	242,906
Hachijuni Bank Ltd./The	18,000	127,768
Hino Motors Ltd.	11,000	112,099
Hiroshima Bank Ltd./The	17,000	98,248
Hokuhoku Financial Group, Inc.	64,000	146,540
Hoya Corp.	9,000	294,767
Iida Group Holdings Co., Ltd.	6,600	103,253
Isetan Mitsukoshi Holdings Ltd.	6,500	97,528
J Front Retailing Co., Ltd.	3,400	55,075
Japan Airlines Co., Ltd.	6,400	226,464
Japan Airport Terminal Co., Ltd.	3,700	159,916
Japan Tobacco, Inc.	6,200	192,325
JFE Holdings, Inc.	2,100	27,581
JTEKT Corp.	11,400	159,611
Kansai Electric Power Co., Inc./The †	8,300	92,273
Kao Corp.	2,400	108,794
Kawasaki Heavy Industries Ltd.	10,000	34,523
KDDI Corp.	24,900	557,339
Keihan Electric Railway Co., Ltd.	13,000	86,707
Keisei Electric Railway Co., Ltd.	8,000	87,760
Keyence Corp.	900	401,920
Kikkoman Corp.	4,000	110,172
Koito Manufacturing Co., Ltd.	5,000	163,382
Konica Minolta, Inc.	5,700	60,048
Kose Corp.	1,400	127,777
Kubota Corp.	13,000	178,911
Kyowa Hakko Kirin Co., Ltd.	5,000	74,538
Kyushu Electric Power Co., Inc. †	2,800	30,549
M3, Inc.	5,800	115,262
Mabuchi Motor Co., Ltd.	3,400	147,627
Marui Group Co., Ltd.	9,800	118,209
Mazda Motor Corp.	2,500	39,503
Medipal Holdings Corp.	1,600	25,387
MEIJI Holdings Co., Ltd.	3,000	219,992
Minebea Co., Ltd.	10,000	106,154
Mitsubishi Chemical Holdings Corp.	18,900	98,688
Mitsubishi Electric Corp.	7,000	64,124
Mitsubishi UFJ Financial Group, Inc.	205,900	1,244,097
Mitsui Chemicals, Inc.	10,000	32,050
Mixi, Inc.	1,700	58,179
Mizuho Financial Group, Inc.	237,000	443,333
MS&AD Insurance Group Holdings, Inc.	10,400	279,031
Murata Manufacturing Co., Ltd.	3,700	477,946
Nexon Co., Ltd.	9,200	123,000
NGK Insulators Ltd.	2,000	38,271
Nidec Corp.	4,100	281,941
Nintendo Co., Ltd.	2,200	370,814
Nippon Paint Holdings Co., Ltd.	9,000	157,408
Nippon Telegraph & Telephone Corp.	20,300	715,040
Nissan Motor Co., Ltd.	16,600	152,630
Nitori Holdings Co., Ltd.	1,800	140,948

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Japan - 33.6% (continued)
Nitto Denko Corp.	3,800	$227,592
NOK Corp.	2,200	47,599
Nomura Holdings, Inc.	35,700	207,216
NSK Ltd.	5,900	57,189
NTT Data Corp.	2,100	105,875
NTT DOCOMO, Inc.	14,700	247,946
Olympus Corp.	900	28,078
Omron Corp.	3,200	96,327
Ono Pharmaceutical Co., Ltd.	2,000	237,131
Oriental Land Co., Ltd.	3,800	212,204
Panasonic Corp.	22,400	226,691
Rakuten, Inc.	15,400	196,850
Ryohin Keikaku Co., Ltd.	300	61,083
Santen Pharmaceutical Co., Ltd.	4,000	53,702
Seibu Holdings, Inc.	5,100	103,352
Seiko Epson Corp.	3,400	48,097
Sekisui House Ltd.	1,400	21,930
Seven & i Holdings Co., Ltd.	3,000	136,900
Shimadzu Corp.	5,000	72,186
Shimano, Inc.	1,300	182,645
Shimizu Corp.	12,000	103,034
Shin-Etsu Chemical Co., Ltd.	1,000	51,284
Shionogi & Co., Ltd.	7,500	268,839
SMC Corp.	300	65,688
Sompo Japan Nipponkoa Holdings, Inc.	9,700	281,735
Sony Corp.	20,400	500,047
Sumitomo Chemical Co., Ltd.	33,000	166,872
Sumitomo Heavy Industries Ltd.	7,000	27,738
Suruga Bank Ltd.	11,000	204,682
Suzuki Motor Corp.	4,800	147,600
Sysmex Corp.	2,500	132,029
Taiyo Nippon Sanso Corp.	11,700	111,152
TDK Corp.	2,500	141,395
Teijin Ltd.	9,000	27,337
Tohoku Electric Power Co., Inc.	13,100	177,525
Tokio Marine Holdings, Inc.	11,200	418,432
Tokyo Electric Power Co., Inc. †	39,300	262,509
Toray Industries, Inc.	5,000	43,226
TOTO Ltd.	3,500	109,073
Toyo Seikan Group Holdings Ltd.	3,000	47,752
Toyota Motor Corp.	36,600	2,142,854
Unicharm Corp.	3,700	65,534
USS Co., Ltd.	4,900	81,497
West Japan Railway Co.	4,100	256,971
Yamaguchi Financial Group, Inc.	3,000	36,774
Yamaha Corp.	6,000	132,889
Yamaha Motor Co., Ltd.	7,100	142,840
Yamato Holdings Co., Ltd.	2,100	40,207

		24,104,869

Netherlands - 3.5%
Altice NV, Class A †	12,143	254,072
ASML Holding NV	5,818	511,419
Heineken NV	3,124	252,946
ING Groep NV CVA	75,289	1,066,659
Koninklijke Ahold NV	9,236	180,176
Koninklijke KPN NV	29,416	110,322
NN Group NV	755	21,674

	SHARES	VALUE (Note 4)
Netherlands - 3.5% (continued)
Randstad Holding NV	1,696	$101,371

		2,498,639

Norway - 0.0% (a)
Golar LNG Ltd. (3)(b)	70	2,960

Portugal - 0.1%
EDP - Energias de Portugal SA	18,666	68,384

Singapore - 0.1%
ComfortDelGro Corp. Ltd.	16,200	32,727
DBS Group Holdings Ltd.	2,900	33,101
Super Group Ltd.	64,300	34,871

		100,699

Spain - 2.3%
Abertis Infraestructuras SA	2,967	46,945
Amadeus IT Holding SA, A Shares	2,904	124,422
Ferrovial SA	10,815	258,697
Gas Natural SDG SA	4,011	78,263
Iberdrola SA	49,748	331,482
Industria de Diseno Textil SA	23,937	802,643

		1,642,452

Sweden - 2.8%
Assa Abloy AB, Class B	13,497	242,079
Atlas Copco AB, A Shares	9,439	226,999
Electrolux AB, Series B	4,582	129,473
Hennes & Mauritz AB, B Shares	3,205	117,099
ICA Gruppen AB	3,756	127,156
Investment AB Kinnevik, B Shares	4,637	132,550
Investor AB, B Shares	4,857	166,891
Skandinaviska Enskilda Banken AB, Class A	9,336	99,851
Skanska AB, B Shares	15,522	304,739
Svenska Cellulosa AB SCA, Class B	4,247	118,840
Svenska Handelsbanken AB, A Shares	9,726	139,518
Telefonaktiebolaget LM Ericsson, B Shares	17,992	176,495

		1,981,690

Switzerland - 3.3%
Actelion Ltd. †	2,690	341,888
EMS-Chemie Holding AG	460	189,244
Givaudan SA †	360	585,779
Novartis AG	3,931	361,306
Partners Group Holding AG	1,371	464,686
Swiss Re AG	1,118	95,921
Swisscom AG	346	172,677
Zurich Insurance Group AG †	532	130,609

		2,342,110

United Kingdom - 12.4%
3i Group PLC	5,219	36,866
ARM Holdings PLC	11,962	171,861
Ashtead Group PLC	4,765	67,385
Associated British Foods PLC	8,836	447,183
AstraZeneca PLC	5,411	343,158
Barclays PLC	24,559	90,888
Barratt Developments PLC	28,853	281,836
British American Tobacco PLC	4,134	228,096
Bunzl PLC	3,162	84,850

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
United Kingdom - 12.4% (continued)
Capita PLC	4,384	$79,622
Compass Group PLC	4,990	79,705
Diageo PLC	1,887	50,698
Direct Line Insurance Group PLC	42,210	239,506
Dixons Carphone PLC	18,897	121,451
Experian PLC	1,929	30,967
Fiat Chrysler Automobiles NV †	30,340	394,346
HSBC Holdings PLC	10,509	79,277
Imperial Tobacco Group PLC	8,407	434,632
Inmarsat PLC	6,370	94,763
International Consolidated Airlines Group SA †	16,323	146,237
ITV PLC	79,090	294,725
Kingfisher PLC	13,199	71,700
Legal & General Group PLC	45,149	162,797
London Stock Exchange Group PLC	1,581	57,950
Marks & Spencer Group PLC	12,540	95,188
National Grid PLC	39,004	543,214
Next PLC	1,489	171,596
Pearson PLC	4,138	70,731
Persimmon PLC †	4,571	139,125
Prudential PLC	20,491	432,289
Reckitt Benckiser Group PLC	500	45,343
RELX NV	42,556	695,237
SABMiller PLC	6,977	395,092
Sage Group PLC/The	8,974	67,893
Shire PLC	6,046	413,316
Smith & Nephew PLC	3,009	52,571
Sports Direct International PLC †	6,364	73,012
SSE PLC	1,950	44,134
Taylor Wimpey PLC	76,759	227,420
Travis Perkins PLC	1,058	31,563
Unilever NV CVA	20,068	804,426
United Utilities Group PLC	6,524	91,440
Vodafone Group PLC	112,703	355,475
Whitbread PLC	1,309	92,738

		8,932,302

United States - 1.3%
Valeant Pharmaceuticals International, Inc. (1)†	5,058	902,822

TOTAL COMMON STOCKS (cost $69,359,748)		67,439,167

EXCHANGE-TRADED FUNDS (ETF) - 5.0%

United States - 5.0%
iShares MSCI EAFE ETF (1)
(cost $3,582,469)	62,341	3,573,386

MONEY MARKET FUNDS - 2.9%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (c)
(cost $2,052,955)	2,052,955	2,052,955

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 101.8% (cost $74,995,172)		73,065,508

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.8%)		(1,260,744)

NET ASSETS - 100.0%		$71,804,764

†	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	Security fair valued as of September 30, 2015 using procedures approved by the Board of Trustees. The total value of positions fair valued was $2,960 or 0.0% of total net assets.
(c)	Represents annualized seven-day yield as of the close of the reporting period.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

CVA - Dutch Certificate of Shares

REIT - Real Estate Investment Trust

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$14,771,867	20.6%
Consumer Staples	6,938,284	9.7
Energy	2,960	0.0 (a)
Exchange-Traded Funds	3,573,386	5.0
Financials	15,438,065	21.4
Health Care	8,504,747	11.8
Industrials	7,782,492	10.8
Information Technology	4,582,940	6.4
Materials	2,354,302	3.3
Telecommunication Services	4,644,342	6.5
Utilities	2,419,168	3.4
Money Market Funds	2,052,955	2.9

Total Investments In Securities, At Value	73,065,508	101.8
Liabilities in Excess of Other Assets	(1,260,744)	(1.8)

Net Assets	$71,804,764	100.0%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR LARGE CAP DEFENSIVE STYLE FUND

COMMON STOCKS - 89.9%	SHARES	VALUE (Note 4)
Consumer Discretionary - 11.8%
Amazon.com, Inc. †	2,912	$1,490,624
AutoZone, Inc. †	1,660	1,201,558
Bed Bath & Beyond, Inc. †	7,721	440,251
Chipotle Mexican Grill, Inc. †	1,659	1,194,895
Dollar Tree, Inc. †	13,270	884,578
Domino’s Pizza, Inc.	7,900	852,489
Expedia, Inc.	4,827	568,041
Gap, Inc./The	12,632	360,012
Home Depot, Inc./The	12,813	1,479,773
L Brands, Inc.	987	88,958
Lowe’s Cos., Inc.	11,809	813,876
Madison Square Garden Co./The, Class A †	2,779	200,477
McDonald’s Corp.	25,171	2,480,099
Michaels Cos., Inc./The †	1,740	40,194
NIKE, Inc., Class B	10,758	1,322,911
O’Reilly Automotive, Inc. †	4,649	1,162,250
Panera Bread Co., Class A †	2,624	507,508
Priceline Group, Inc./The †	389	481,139
Ralph Lauren Corp.	1,522	179,840
Sally Beauty Holdings, Inc. †	1,344	31,920
Scripps Networks Interactive, Inc., Class A	408	20,070
Starbucks Corp.	21,420	1,217,513
Target Corp.	7,850	617,481
Time Warner, Inc.	2,875	197,656
TJX Cos., Inc./The	10,375	740,982
Tractor Supply Co.	2,856	240,818
TripAdvisor, Inc. †	5,959	375,536
Walt Disney Co./The	8,000	817,600
Williams-Sonoma, Inc.	7,798	595,377
Yum! Brands, Inc.	21,360	1,707,732

		22,312,158

Consumer Staples - 19.5%
Altria Group, Inc.	44,024	2,394,906
Archer-Daniels-Midland Co.	8,366	346,771
Brown-Forman Corp., Class B	5,402	523,454
Church & Dwight Co., Inc.	15,271	1,281,237
Clorox Co./The	7,601	878,144
Coca-Cola Co./The	32,767	1,314,612
Colgate-Palmolive Co.	40,162	2,548,680
Costco Wholesale Corp.	14,923	2,157,418
CVS Health Corp.	12,019	1,159,593
Dr Pepper Snapple Group, Inc.	5,100	403,155
Estee Lauder Cos., Inc./The, Class A	17,617	1,421,340
General Mills, Inc.	13,854	777,625
Hershey Co./The	10,137	931,388
Hormel Foods Corp.	11,749	743,829
Kellogg Co.	1,576	104,883
Kimberly-Clark Corp.	18,670	2,035,777
Kroger Co./The	29,402	1,060,530
McCormick & Co., Inc.	11,780	968,080
Mead Johnson Nutrition Co.	8,502	598,541
Monster Beverage Corp. †	8,803	1,189,637
PepsiCo, Inc.	27,057	2,551,475
Philip Morris International, Inc.	19,684	1,561,532
Procter & Gamble Co./The	36,026	2,591,710
Reynolds American, Inc.	62,318	2,758,818
Sysco Corp.	33,344	1,299,416

	SHARES	VALUE (Note 4)
Consumer Staples - 19.5% (continued)
Walgreens Boots Alliance, Inc.	8,655	$719,230
Wal-Mart Stores, Inc.	39,011	2,529,473

		36,851,254

Energy - 0.4%
Exxon Mobil Corp.	8,656	643,574
Marathon Petroleum Corp.	1,770	82,004

		725,578

Financials - 13.4%
ACE Ltd. (Switzerland)	6,764	699,398
Alleghany Corp. †	1,115	521,943
American Express Co.	5,042	373,763
Aon PLC (United Kingdom)	9,700	859,517
Arch Capital Group Ltd. †	13,532	994,196
Arthur J Gallagher & Co.	888	36,657
Bank of Hawaii Corp.	18,263	1,159,518
BB&T Corp.	11,600	412,960
Commerce Bancshares, Inc.	13,070	595,469
Cullen/Frost Bankers, Inc.	7,749	492,681
Everest Re Group Ltd.	7,870	1,364,186
M&T Bank Corp.	11,117	1,355,718
Markel Corp. †	2,100	1,683,906
Marsh & McLennan Cos., Inc.	21,331	1,113,905
Mercury General Corp.	11,027	556,974
New York Community Bancorp, Inc.	85,179	1,538,333
Northern Trust Corp.	11,714	798,426
People’s United Financial, Inc.	85,844	1,350,326
PNC Financial Services Group, Inc./The	9,746	869,343
ProAssurance Corp.	717	35,183
Progressive Corp./The	31,400	962,096
RenaissanceRe Holdings Ltd.	9,300	988,776
Signature Bank †	2,833	389,707
TFS Financial Corp.	14,968	258,198
Travelers Cos., Inc./The	16,543	1,646,525
US Bancorp	39,516	1,620,551
Wells Fargo & Co.	39,562	2,031,509
White Mountains Insurance Group Ltd.	823	615,028

		25,324,792

Health Care - 14.1%
Abbott Laboratories	16,148	649,473
AbbVie, Inc.	16,789	913,489
Aetna, Inc.	13,432	1,469,595
Alexion Pharmaceuticals, Inc. †	5,107	798,684
Align Technology, Inc. †	1,519	86,218
AmerisourceBergen Corp.	10,001	949,995
Amgen, Inc.	786	108,720
Anthem, Inc.	4,271	597,940
athenahealth, Inc. †	1,051	140,151
Baxter International, Inc.	9,229	303,173
Becton Dickinson and Co.	3,902	517,639
Bristol-Myers Squibb Co.	23,257	1,376,814
Bruker Corp. †	1,833	30,116
Cardinal Health, Inc.	4,424	339,852
Celgene Corp. †	2,471	267,288
Centene Corp. †	10,776	584,382
Cerner Corp. †	1,797	107,748

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR LARGE CAP DEFENSIVE STYLE FUND

	SHARES	VALUE (Note 4)
Health Care - 14.1% (continued)
CR Bard, Inc.	5,104	$950,926
DexCom, Inc. †	4,648	399,077
Edwards Lifesciences Corp. †	5,469	777,528
Eli Lilly & Co.	29,178	2,441,907
Express Scripts Holding Co. †	1,500	121,440
Henry Schein, Inc. †	5,650	749,868
IDEXX Laboratories, Inc. †	1,566	116,275
Intuitive Surgical, Inc. †	634	291,374
Johnson & Johnson	27,074	2,527,358
Laboratory Corp of America Holdings †	4,244	460,347
McKesson Corp.	2,261	418,353
Medtronic PLC (Ireland)	3,608	241,519
Merck & Co., Inc.	27,805	1,373,289
Mettler-Toledo International, Inc. †	1,556	443,055
Patterson Cos., Inc.	5,297	229,095
Pfizer, Inc.	46,470	1,459,623
Quintiles Transnational Holdings, Inc. †	542	37,707
Sirona Dental Systems, Inc. †	2,082	194,334
St. Jude Medical, Inc.	704	44,415
Stryker Corp.	17,409	1,638,187
United Therapeutics Corp. †	797	104,598
UnitedHealth Group, Inc.	17,378	2,016,022
Zimmer Biomet Holdings, Inc.	1,077	101,163
Zoetis, Inc.	10,114	416,495

		26,795,232

Industrials - 9.1%
3M Co.	16,119	2,285,191
Boeing Co./The	1,634	213,972
CH Robinson Worldwide, Inc.	1,600	108,448
Cintas Corp.	4,682	401,481
Covanta Holding Corp.	21,628	377,408
Danaher Corp.	5,049	430,225
Emerson Electric Co.	5,898	260,515
Equifax, Inc.	3,815	370,742
Fastenal Co.	4,600	168,406
FedEx Corp.	3,300	475,134
General Dynamics Corp.	2,685	370,396
General Electric Co.	9,009	227,207
Honeywell International, Inc.	3,896	368,912
Landstar System, Inc.	6,905	438,260
Lockheed Martin Corp.	5,300	1,098,743
Northrop Grumman Corp.	4,718	782,952
Raytheon Co.	6,945	758,811
Republic Services, Inc.	19,794	815,513
Robert Half International, Inc.	642	32,845
Rockwell Automation, Inc.	1,008	102,282
Rockwell Collins, Inc.	2,530	207,055
Rollins, Inc.	12,533	336,762
Stericycle, Inc. †	16,806	2,341,244
Union Pacific Corp.	4,600	406,686
United Parcel Service, Inc., Class B	11,473	1,132,270
United Technologies Corp.	2,137	190,172
Waste Connections, Inc.	4,300	208,894
Waste Management, Inc.	34,990	1,742,852
WW Grainger, Inc.	2,712	583,107

		17,236,485

	SHARES	VALUE (Note 4)
Information Technology - 10.0%
Accenture PLC, Class A (Ireland)	10,600	$1,041,556
Amdocs Ltd.	500	28,440
Apple, Inc.	5,361	591,318
Autodesk, Inc. †	5,391	237,959
Automatic Data Processing, Inc.	17,029	1,368,450
eBay, Inc. †	1,882	45,996
F5 Networks, Inc. †	4,918	569,504
FactSet Research Systems, Inc.	7,520	1,201,771
Gartner, Inc. †	9,599	805,644
Google, Inc., Class A †	1,473	940,319
Intel Corp.	19,388	584,354
International Business Machines Corp.	8,621	1,249,786
Intuit, Inc.	16,163	1,434,466
Jack Henry & Associates, Inc.	1,800	125,298
Linear Technology Corp.	16,666	672,473
MasterCard, Inc., Class A	11,622	1,047,375
Microsoft Corp.	25,465	1,127,081
NetApp, Inc.	28,092	831,523
NVIDIA Corp.	13,244	326,465
Oracle Corp.	1,755	63,391
Palo Alto Networks, Inc. †	2,771	476,612
Paychex, Inc.	30,150	1,436,045
Splunk, Inc. †	1,155	63,929
Tableau Software, Inc., Class A †	2,526	201,524
Teradata Corp. †	6,838	198,029
Texas Instruments, Inc.	3,934	194,812
Visa, Inc., Class A	28,596	1,991,997
VMware, Inc., Class A †	330	26,001

		18,882,118

Materials - 0.9%
Avery Dennison Corp.	1,360	76,935
EI du Pont de Nemours & Co.	2,210	106,522
International Flavors & Fragrances, Inc.	1,127	116,374
NewMarket Corp.	383	136,731
PPG Industries, Inc.	5,000	438,450
Praxair, Inc.	626	63,764
Sherwin-Williams Co./The	3,670	817,603

		1,756,379

Telecommunication Services - 2.3%
AT&T, Inc.	58,664	1,911,273
Verizon Communications, Inc. (NYSE)	54,556	2,373,732

		4,285,005

Utilities - 8.4%
AGL Resources, Inc.	7,400	451,696
American Electric Power Co., Inc.	15,879	902,880
American Water Works Co., Inc.	20,801	1,145,719
Aqua America, Inc.	13,249	350,701
Atmos Energy Corp.	11,600	674,888
Consolidated Edison, Inc.	12,218	816,773
Dominion Resources, Inc.	15,626	1,099,758
DTE Energy Co.	3,510	282,099
Duke Energy Corp.	15,796	1,136,364
NextEra Energy, Inc.	10,575	1,031,591
PG&E Corp.	600	31,680
Pinnacle West Capital Corp.	3,094	198,449

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR LARGE CAP DEFENSIVE STYLE FUND

	SHARES	VALUE (Note 4)
Utilities - 8.4% (continued)
Public Service Enterprise Group, Inc.	41,321	$1,742,094
Questar Corp.	43,352	841,462
Sempra Energy	12,921	1,249,719
Southern Co./The	40,337	1,803,064
UGI Corp.	1,112	38,720
Vectren Corp.	31,004	1,302,478
WEC Energy Group, Inc.	7,466	389,875
Xcel Energy, Inc.	14,091	498,962

		15,988,972

TOTAL COMMON STOCKS (cost $143,721,368)		170,157,973

MONEY MARKET FUNDS - 9.6%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (2)(a)
(cost $18,079,824)	18,079,824	18,079,824

TOTAL INVESTMENTS IN SECURITIES, AT VALUE- 99.5% (cost $161,801,192)		188,237,797

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5% (b)		968,513

NET ASSETS - 100.0%		$189,206,310

All securities are United States companies, unless noted otherwise in parentheses.

†	Non-income producing security.
(a)	Represents annualized seven-day yield as of the close of the reporting period.
(b)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

NYSE - New York Stock Exchange

Open futures contracts outstanding at September 30, 2015:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
183	Goldman Sachs	S&P 500 E-Mini Futures	12/2015	$17,663,388	$17,464,605	$(198,783)

Collateral pledged to, or (received from), each counterparty at September 30, 2015 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
Goldman Sachs
Cash	$—	$1,188,284	$1,188,284

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR INTERNATIONAL DEFENSIVE STYLE FUND

COMMON STOCKS - 95.0%	SHARES	VALUE (Note 4)
Australia - 15.9%
AGL Energy Ltd.	35,574	$400,370
Amcor Ltd.	12,922	120,173
APA Group	20,729	125,108
ASX Ltd.	2,877	76,809
Aurizon Holdings Ltd.	32,955	116,425
Australia & New Zealand Banking Group Ltd.	8,913	170,293
Boral Ltd.	14,636	54,434
Brambles Ltd.	40,110	275,535
Caltex Australia Ltd.	8,514	187,946
Coca-Cola Amatil Ltd.	15,165	96,139
Cochlear Ltd.	2,349	138,219
Commonwealth Bank of Australia	1,776	91,159
Crown Resorts Ltd.	2,043	14,290
CSL Ltd.	2,708	170,423
Flight Centre Travel Group Ltd.	4,566	116,299
Iluka Resources Ltd.	4,402	19,339
Incitec Pivot Ltd.	17,862	49,232
Insurance Australia Group Ltd.	35,624	121,803
Medibank Pvt Ltd.	107,992	183,978
National Australia Bank Ltd.	3,694	78,176
Newcrest Mining Ltd. †	12,792	115,112
Orica Ltd.	4,865	51,634
Ramsay Health Care Ltd.	5,526	227,914
REA Group Ltd.	822	25,741
Sonic Healthcare Ltd.	14,967	192,511
Suncorp Group Ltd.	10,272	88,366
Sydney Airport	18,501	77,755
Tatts Group Ltd.	72,906	193,433
Telstra Corp. Ltd.	123,680	488,993
TPG Telecom Ltd.	5,105	39,126
Transurban Group	20,147	141,126
Wesfarmers Ltd.	17,836	493,043
Westpac Banking Corp.	2,508	52,685
Woodside Petroleum Ltd.	5,598	114,571
Woolworths Ltd.	28,282	495,744
WorleyParsons Ltd.	12,526	52,437

		5,456,341

Austria - 0.1%
OMV AG	1,409	34,284

Belgium - 1.0%
Colruyt SA †	2,324	112,009
Proximus	6,096	210,873
Umicore SA	954	36,792

		359,674

Canada - 16.7%
Agnico Eagle Mines Ltd. (1)	8,589	217,734
Agrium, Inc. (1)	1,300	116,508
Alimentation Couche-Tard, Inc., Class B (1)	9,091	418,070
ARC Resources Ltd. (1)	3,338	44,123
Bank of Montreal (1)	3,003	163,775
Bank of Nova Scotia/The (1)	4,080	179,862
Barrick Gold Corp. (1)	14,889	94,723
BCE, Inc. (1)	11,533	472,036
Canadian Imperial Bank of Commerce (1)	3,183	228,689
Canadian National Railway Co. (1)	3,265	185,404
Canadian Natural Resources Ltd. (1)	500	9,738

	SHARES	VALUE (Note 4)
Canada - 16.7% (continued)
Canadian Tire Corp. Ltd., Class A (1)	588	$52,896
Dollarama, Inc. (1)	4,800	324,184
Eldorado Gold Corp. (1)	44,612	143,079
Empire Co., Ltd., Class A (1)	12,234	251,647
Enbridge, Inc. (1)	1,142	42,402
Fairfax Financial Holdings Ltd. (1)	100	45,541
Fortis, Inc. (1)	700	20,022
Franco-Nevada Corp. (1)	2,963	130,576
Goldcorp, Inc. (1)	6,874	86,176
Husky Energy, Inc. (1)	5,900	92,004
Imperial Oil Ltd. (1)	7,787	246,710
Intact Financial Corp. (1)	3,904	274,172
Keyera Corp. (1)	1,228	33,817
Kinross Gold Corp. (1)†	76,824	133,557
Loblaw Cos., Ltd. (1)	2,096	107,918
Metro, Inc. (1)	9,822	267,612
National Bank of Canada (1)	5,046	161,079
Potash Corp of Saskatchewan, Inc. (1)	2,340	48,098
Power Financial Corp. (1)	5,416	124,189
Rogers Communications, Inc., Class B (1)	4,737	163,213
Royal Bank of Canada (1)	4,402	243,405
Saputo, Inc. (1)	3,300	72,454
Shaw Communications, Inc., Class B (1)	4,406	85,314
Silver Wheaton Corp. (1)	14,395	173,020
Toronto-Dominion Bank/The (1)	5,898	232,473
TransCanada Corp. (1)	1,197	37,852
Yamana Gold, Inc. (1)	15,953	26,897

		5,750,969

Denmark - 1.6%
Coloplast A/S, Class B	3,086	218,794
DSV A/S	2,449	91,512
Novo Nordisk A/S, Class B	4,374	236,041
Novozymes A/S, B Shares	140	6,110

		552,457

Finland - 0.3%
Kone OYJ, Class B	1,603	61,007
Sampo OYJ, A Shares	796	38,524

		99,531

France - 4.5%
Air Liquide SA	37	4,386
Atos SE	474	36,435
Cie Generale des Etablissements Michelin	282	25,801
CNP Assurances	4,625	64,264
Danone SA	4,618	291,503
Dassault Systemes	2,643	195,331
Electricite de France SA	3,830	67,628
Engie	1,139	18,430
Essilor International SA	289	35,307
Iliad SA	455	92,043
L’Oreal SA	1,386	240,906
Pernod Ricard SA	898	90,670
Sanofi	751	71,495
SCOR SE	2,005	72,000
SES SA FDR	361	11,393
Sodexo SA	910	75,507

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR INTERNATIONAL DEFENSIVE STYLE FUND

	SHARES	VALUE (Note 4)
France - 4.5% (continued)
TOTAL SA	3,147	$141,561

		1,534,660

Germany - 2.5%
adidas AG	610	49,183
Bayer AG	871	111,748
Beiersdorf AG	3,124	276,914
Deutsche Post AG	1,190	32,966
E.ON SE	782	6,711
Fresenius Medical Care AG & Co. KGaA	1,716	134,114
Hannover Rueck SE	529	54,186
HUGO BOSS AG	510	57,345
Merck KGaA	458	40,550
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	180	33,618
SAP SE	1,098	71,132

		868,467

Hong Kong - 3.8%
BOC Hong Kong Holdings Ltd.	21,500	63,410
CLP Holdings Ltd.	37,500	320,586
Hang Seng Bank Ltd.	14,700	265,165
HKT Trust & HKT Ltd.	7,000	8,331
Hong Kong & China Gas Co., Ltd.	118,459	222,131
MGM China Holdings Ltd.	11,200	13,047
MTR Corp. Ltd.	52,500	228,270
SJM Holdings Ltd.	212,000	150,936
WH Group Ltd. 144A †(a)	22,000	10,948
Yue Yuen Industrial Holdings Ltd.	3,500	13,022

		1,295,846

Italy - 0.6%
Assicurazioni Generali SpA	362	6,623
Eni SpA	575	9,045
Luxottica Group SpA	2,742	190,033

		205,701

Japan - 16.9%
Ajinomoto Co., Inc.	1,000	21,088
Asahi Group Holdings Ltd.	1,400	45,421
Astellas Pharma, Inc.	13,000	168,273
Bandai Namco Holdings, Inc.	7,500	174,065
Bridgestone Corp.	3,500	121,122
Brother Industries Ltd.	8,400	101,254
Calbee, Inc.	3,700	119,732
Canon, Inc.	5,700	164,887
Chugai Pharmaceutical Co., Ltd.	4,800	147,424
COLOPL, Inc.	5,800	93,286
Dai Nippon Printing Co., Ltd.	1,000	9,662
Daihatsu Motor Co., Ltd.	1,700	19,665
Eisai Co., Ltd.	2,100	123,903
FamilyMart Co., Ltd.	3,300	150,456
Fuji Heavy Industries Ltd.	1,400	50,378
GungHo Online Entertainment, Inc.	76,500	227,241
Hitachi Metals Ltd.	7,300	84,774
Hoya Corp.	2,500	81,880
Inpex Corp.	4,000	35,763
ITOCHU Corp.	1,300	13,743
Japan Airlines Co., Ltd.	5,900	208,771

	SHARES	VALUE (Note 4)
Japan - 16.9% (continued)
Japan Tobacco, Inc.	1,800	$55,836
JX Holdings, Inc.	21,800	78,718
Kakaku.com, Inc.	900	14,616
Kao Corp.	4,300	194,923
Konica Minolta, Inc.	4,300	45,299
Kuraray Co., Ltd.	1,300	16,202
Lawson, Inc.	900	66,404
Marubeni Corp.	1,200	5,879
Mitsubishi Motors Corp.	7,400	56,597
Mitsubishi Tanabe Pharma Corp.	300	5,294
Nexon Co., Ltd.	3,300	44,120
NH Foods Ltd.	1,000	20,407
Nippon Express Co., Ltd.	12,000	57,340
Nippon Telegraph & Telephone Corp.	200	7,045
Nissin Foods Holdings Co., Ltd.	2,900	133,409
Nitori Holdings Co., Ltd.	2,500	195,761
Nitto Denko Corp.	1,100	65,882
Nomura Research Institute Ltd.	1,870	71,784
NTT DOCOMO, Inc.	3,500	59,035
Omron Corp.	900	27,092
Ono Pharmaceutical Co., Ltd.	300	35,570
Osaka Gas Co., Ltd.	76,000	288,148
Otsuka Corp.	600	29,234
Otsuka Holdings Co., Ltd.	8,300	265,032
Recruit Holdings Co., Ltd.	7,800	233,878
Sanrio Co., Ltd.	1,200	32,780
Santen Pharmaceutical Co., Ltd.	6,500	87,266
Secom Co., Ltd.	600	36,084
Seven & i Holdings Co., Ltd.	800	36,507
Shimamura Co., Ltd.	2,700	290,829
Shin-Etsu Chemical Co., Ltd.	800	41,027
Shiseido Co., Ltd.	600	13,084
Sumitomo Dainippon Pharma Co., Ltd.	1,100	10,997
Suzuki Motor Corp.	400	12,300
Sysmex Corp.	800	42,249
Takeda Pharmaceutical Co., Ltd.	1,000	43,872
Toho Gas Co., Ltd.	27,000	159,213
Tokyo Gas Co., Ltd.	56,000	270,890
Toyo Suisan Kaisha Ltd.	5,000	189,560
Trend Micro, Inc.	3,200	113,038
Unicharm Corp.	1,200	21,254
West Japan Railway Co.	700	43,873
Yamato Holdings Co., Ltd.	7,200	137,853

		5,818,969

Netherlands - 1.3%
Aegon NV	15,225	87,302
Koninklijke Ahold NV	16,757	326,896
NN Group NV	640	18,373
Randstad Holding NV	201	12,014

		444,585

Norway - 1.1%
Norsk Hydro ASA	6,286	20,961
Orkla ASA	5,852	43,277
Statoil ASA	5,809	84,690
Telenor ASA	11,356	212,205
Yara International ASA	330	13,164

		374,297

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR INTERNATIONAL DEFENSIVE STYLE FUND

	SHARES	VALUE (Note 4)
Portugal - 0.1%
EDP - Energias de Portugal SA	10,308	$37,764

Singapore - 5.0%
ComfortDelGro Corp. Ltd.	16,500	33,333
DBS Group Holdings Ltd.	16,400	187,195
Genting Singapore PLC	87,600	44,745
Golden Agri-Resources Ltd.	139,000	32,309
Keppel Corp. Ltd.	17,500	83,693
Oversea-Chinese Banking Corp. Ltd.	37,100	229,734
Singapore Airlines Ltd.	18,600	140,018
Singapore Telecommunications Ltd.	162,400	411,053
StarHub Ltd.	41,100	100,074
United Overseas Bank Ltd.	12,900	168,437
Wilmar International Ltd.	158,200	286,250
Yangzijiang Shipbuilding Holdings Ltd.	26,500	21,190

		1,738,031

Spain - 1.5%
Enagas SA	1,116	32,002
Endesa SA	3,730	78,659
Gas Natural SDG SA	4,471	87,239
Iberdrola SA	19,499	129,926
Industria de Diseno Textil SA	4,730	158,604
Telefonica SA	3,067	37,209

		523,639

Sweden - 3.3%
Boliden AB	4,866	76,193
Elekta AB, B Shares	2,486	16,548
Hennes & Mauritz AB, B Shares	8,294	303,033
ICA Gruppen AB	3,047	103,154
Svenska Cellulosa AB SCA, Class B	3,372	94,356
Swedish Match AB	6,532	197,453
Tele2 AB, B Shares	11,168	108,917
TeliaSonera AB	46,084	248,751

		1,148,405

Switzerland - 5.1%
Coca-Cola HBC AG †	1,073	22,714
Kuehne + Nagel International AG	2,322	298,578
Nestle SA	4,807	361,514
Novartis AG	3,246	298,346
Roche Holding AG	701	186,096
SGS SA	71	124,065
Swiss Life Holding AG †	81	18,068
Swiss Re AG	2,641	226,590
Swisscom AG	229	114,286
Zurich Insurance Group AG †	426	104,586

		1,754,843

United Kingdom - 13.3%
Admiral Group PLC	4,533	103,098
Aggreko PLC	4,381	63,157
Associated British Foods PLC	6,170	312,259
AstraZeneca PLC	3,542	224,629
BP PLC	15,556	78,921
British American Tobacco PLC	2,943	162,382
BT Group PLC	27,999	178,201
Burberry Group PLC	2,556	52,982

	SHARES	VALUE (Note 4)
United Kingdom - 13.3% (continued)
Centrica PLC	66,140	$229,772
Compass Group PLC	11,100	177,299
Diageo PLC	926	24,879
easyJet PLC	547	14,766
Experian PLC	561	9,006
GKN PLC	4,783	19,428
GlaxoSmithKline PLC	4,957	95,144
HSBC Holdings PLC	34,351	259,134
Imperial Tobacco Group PLC	2,019	104,380
J Sainsbury PLC	42,531	168,204
Marks & Spencer Group PLC	4,636	35,191
National Grid PLC	20,399	284,100
Next PLC	481	55,431
Pearson PLC	795	13,589
Reckitt Benckiser Group PLC	3,113	282,305
Royal Dutch Shell PLC, B Shares	8,717	206,116
Royal Mail PLC	33,723	234,319
SABMiller PLC	623	35,279
Sage Group PLC/The	3,363	25,443
Shire PLC	288	19,688
Sky PLC	13,247	209,581
Smith & Nephew PLC	14,510	253,508
SSE PLC	9,272	209,853
Tate & Lyle PLC	5,428	48,367
Unilever NV CVA	4,882	195,695
United Utilities Group PLC	2,762	38,712
Whitbread PLC	1,298	91,959
WM Morrison Supermarkets PLC	19,883	50,035

		4,566,812

United States - 0.4%
Thomson Reuters Corp. (1)	3,338	134,170

TOTAL COMMON STOCKS (cost $34,209,244)		32,699,445

PREFERRED STOCKS - 0.4%

Germany - 0.4%
Henkel AG & Co. KGaA
(cost $133,153)	1,444	148,726

EXCHANGE-TRADED FUNDS (ETF) - 3.4%

United States - 3.4%
iShares MSCI EAFE ETF (1)
(cost $1,190,525)	20,425	1,170,761

MONEY MARKET FUNDS - 0.8%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (b)
(cost $264,443)	264,443	264,443

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 99.6% (cost $35,797,365)		34,283,375

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%		137,225

NET ASSETS - 100.0%		$34,420,600

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR INTERNATIONAL DEFENSIVE STYLE FUND

†	Non-income producing security.
(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund Advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(b)	Represents annualized seven-day yield as of the close of the reporting period.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

144A - Restricted Security

CVA - Dutch Certificate of Shares

FDR - Fiduciary Depositary Receipt

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$3,647,932	10.6%
Consumer Staples	7,294,090	21.1
Energy	1,530,698	4.4
Exchange-Traded Funds	1,170,761	3.4
Financials	4,516,761	13.1
Health Care	3,682,835	10.7
Industrials	2,991,222	8.7
Information Technology	1,260,192	3.7
Materials	1,945,785	5.7
Telecommunication Services	2,951,391	8.6
Utilities	3,027,265	8.8
Money Market Funds	264,443	0.8

Total Investments In Securities, At Value	34,283,375	99.6
Other Assets in Excess of Liabilities	137,225	0.4

Net Assets	$34,420,600	100.0%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR EMERGING DEFENSIVE STYLE FUND

COMMON STOCKS - 97.0%	SHARES	VALUE (Note 4)
Brazil - 7.7%
Ambev SA ADR (1)	68,019	$333,293
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros (1)	32,000	88,788
BRF SA (1)	9,400	167,514
Cia Energetica de Minas Gerais ADR (1)	25,021	44,537
Cia Paranaense de Energia ADR (1)(a)	2,663	21,863
Cielo SA (1)	2,536	23,579
Localiza Rent a Car SA (1)	15,110	93,073
Natura Cosmeticos SA (1)	17,100	83,893
Odontoprev SA (1)	147,500	364,239
Qualicorp SA (1)	7,900	29,273
Souza Cruz SA (1)	25,500	171,415
Telefonica Brasil SA ADR (1)	3,051	27,856
TOTVS SA (1)	8,100	59,925
Tractebel Energia SA (1)	31,200	265,056
Ultrapar Participacoes SA ADR (1)(a)	11,660	194,955
WEG SA (1)	34,580	134,936

		2,104,195

Chile - 8.0%
Banco de Chile (1)	3,902,370	406,757
Banco Santander Chile ADR (1)	8,450	153,959
Cencosud SA (1)	36,858	71,774
Corpbanca SA (1)	3,385,732	29,823
Empresa Nacional de Electricidad SA ADR (1)(a)	10,944	388,621
Empresas COPEC SA (1)	41,134	373,237
Enersis SA ADR (1)	30,012	379,352
SACI Falabella (1)	63,745	394,998

		2,198,521

China - 0.6%
ANTA Sports Products Ltd.	54,000	140,174
Belle International Holdings Ltd.	19,000	16,524
China Communications Services Corp. Ltd., H Shares	24,000	9,264

		165,962

Hong Kong - 0.9%
Guangdong Investment Ltd.	76,000	113,447
Sino Biopharmaceutical Ltd.	108,000	133,743

		247,190

India - 1.4%
Dr. Reddy’s Laboratories Ltd. ADR (1)	3,284	209,880
Infosys Ltd. ADR (1)	8,264	157,760

		367,640

Indonesia - 4.4%
Bank Central Asia Tbk PT	119,600	100,414
Indofood Sukses Makmur Tbk PT	118,700	44,672
Kalbe Farma Tbk PT	3,430,500	322,786
Perusahaan Gas Negara Persero Tbk PT	844,700	146,167
Semen Indonesia Persero Tbk PT	500,100	309,293
Telekomunikasi Indonesia Persero Tbk PT ADR (1)	6,245	222,634
Unilever Indonesia Tbk PT	21,500	55,849
United Tractors Tbk PT	11,100	13,288

		1,215,103

	SHARES	VALUE (Note 4)
Korea, Republic of - 12.8%
Amorepacific Corp.	251	$81,793
Cheil Worldwide, Inc. †	9,226	142,548
Coway Co., Ltd.	2,050	145,060
Dongbu Insurance Co., Ltd.	9,086	471,235
Hyundai Glovis Co., Ltd.	1,059	200,728
Hyundai Marine & Fire Insurance Co., Ltd.	10,105	257,826
Kangwon Land, Inc.	6,617	236,501
KEPCO Plant Service & Engineering Co., Ltd.	1,227	125,587
Kia Motors Corp.	9,785	443,566
KT&G Corp.	439	41,339
LG Chem Ltd.	458	111,018
LG Display Co., Ltd.	803	15,330
LG Household & Health Care Ltd.	86	62,237
S-1 Corp.	5,048	397,751
Samsung Electronics Co., Ltd. GDR	575	271,934
Samsung Fire & Marine Insurance Co., Ltd.	1,325	312,888
Samsung Life Insurance Co., Ltd.	2,063	172,519
SK Hynix, Inc.	601	17,141

		3,507,001

Malaysia - 14.6%
AMMB Holdings Bhd	120,200	124,921
Axiata Group Bhd	271,500	358,624
British American Tobacco Malaysia Bhd	2,700	37,074
Dialog Group Bhd	188,600	68,865
DiGi.Com Bhd	319,800	403,761
Genting Malaysia Bhd	32,900	31,088
IHH Healthcare Bhd	209,200	283,971
IJM Corp. Bhd	15,800	11,574
IOI Corp. Bhd	125,000	115,690
Malayan Banking Bhd	144,300	281,509
Maxis Bhd	253,100	377,571
Petronas Dagangan Bhd	13,700	68,159
Petronas Gas Bhd	80,300	402,435
Public Bank Bhd	88,900	354,483
Sime Darby Bhd	154,900	274,341
Telekom Malaysia Bhd	254,600	387,201
Tenaga Nasional Bhd	134,500	367,862
Westports Holdings Bhd	52,200	50,442

		3,999,571

Mexico - 11.8%
America Movil SAB de CV, Class L ADR (1)	1,212	20,058
Arca Continental SAB de CV (1)	71,400	402,005
Coca-Cola Femsa SAB de CV ADR (1)	2,897	200,994
El Puerto de Liverpool SAB de CV (1)	10,400	135,056
Gentera SAB de CV (1)	139,000	227,516
Gruma SAB de CV, Class B (1)(a)	30,400	422,240
Grupo Aeroportuario del Pacifico SAB de CV ADR (1)	4,912	426,558
Grupo Aeroportuario del Sureste SAB de CV ADR (1)	969	147,550
Grupo Financiero Banorte SAB de CV, Class O (1)	18,800	92,082
Grupo Financiero Inbursa SAB de CV, Class O (1)	35,200	72,753
Grupo Lala SAB de CV (1)	37,900	89,544

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR EMERGING DEFENSIVE STYLE FUND

	SHARES	VALUE (Note 4)
Mexico - 11.8% (continued)
Industrias Penoles SAB de CV (1)	5,530	$75,379
Kimberly-Clark de Mexico SAB de CV, Class A (1)	125,100	282,910
Promotora y Operadora de Infraestructura SAB de CV (1)†	20,900	229,957
Wal-Mart de Mexico SAB de CV (1)	168,100	412,770

		3,237,372

Poland - 5.6%
Bank Pekao SA	9,562	388,647
Bank Zachodni WBK SA †	492	38,055
Energa SA	32,281	143,271
Orange Polska SA	120,107	229,613
PGE Polska Grupa Energetyczna SA	100,796	358,138
Polskie Gornictwo Naftowe i Gazownictwo SA	4,665	8,019
Powszechna Kasa Oszczednosci Bank Polski SA †	1,563	12,120
Powszechny Zaklad Ubezpieczen SA	3,513	360,694

		1,538,557

South Africa - 12.8%
Bidvest Group Ltd./The	16,896	398,754
FirstRand Ltd.	41,745	148,341
Kumba Iron Ore Ltd.	1,285	7,308
Mr Price Group Ltd.	23,619	329,710
Nedbank Group Ltd.	5,788	91,917
Netcare Ltd.	113,890	299,041
Pick n Pay Stores Ltd.	19,621	94,113
RMB Holdings Ltd.	81,180	387,027
Sasol Ltd.	1,486	41,627
Shoprite Holdings Ltd.	26,846	304,887
SPAR Group Ltd./The	20,243	270,817
Standard Bank Group Ltd.	22,776	222,389
Telkom SA SOC Ltd.	22,480	108,081
Tiger Brands Ltd.	8,525	187,704
Truworths International Ltd.	60,093	369,272
Vodacom Group Ltd.	24,261	241,328

		3,502,316

Taiwan - 11.2%
Advantech Co., Ltd.	25,000	171,679
Asustek Computer, Inc.	34,000	292,332
Cheng Shin Rubber Industry Co., Ltd.	16,000	26,310
China Steel Corp.	104,359	60,987
Chunghwa Telecom Co., Ltd. ADR (1)	13,483	407,456
Far EasTone Telecommunications Co., Ltd.	189,000	407,614
First Financial Holding Co., Ltd.	15,975	7,294
Hon Hai Precision Industry Co., Ltd.	40,530	105,883
HTC Corp.	29,000	56,141
Inotera Memories, Inc. †	30,000	18,860
Kinsus Interconnect Technology Corp.	65,000	125,087
Lite-On Technology Corp.	30,869	28,439
MediaTek, Inc.	5,000	37,208
Mega Financial Holding Co., Ltd.	148,000	102,805
Pegatron Corp.	8,000	19,578
President Chain Store Corp.	63,000	392,911
Realtek Semiconductor Corp.	62,442	106,306

	SHARES	VALUE (Note 4)
Taiwan - 11.2% (continued)
Taiwan Mobile Co., Ltd.	108,000	$330,653
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (1)	2,895	60,071
Uni-President Enterprises Corp.	176,172	305,932

		3,063,546

Thailand - 3.3%
Advanced Info Service PCL NVDR	55,600	346,775
Bangkok Dusit Medical Services PCL NVDR	50,000	25,539
BTS Group Holdings PCL NVDR	950,800	255,525
Delta Electronics Thailand PCL NVDR	38,900	94,441
Siam Cement PCL/The NVDR	13,000	166,394

		888,674

Turkey - 1.9%
BIM Birlesik Magazalar AS	13,048	231,354
Eregli Demir ve Celik Fabrikalari TAS	19,919	24,588
Turk Telekomunikasyon AS	127,627	251,900

		507,842

TOTAL COMMON STOCKS (cost $30,748,241)		26,543,490

PREFERRED STOCKS - 0.3%

Brazil - 0.3%
Cia Brasileira de Distribuicao (1)	800	10,059
Cia Energetica de Sao Paulo, Series B (1)	15,800	60,617

TOTAL PREFERRED STOCKS (cost $165,141)		70,676

MONEY MARKET FUNDS - 2.6%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (b)
(cost $709,325)	709,325	709,325

SECURITIES LENDING COLLATERAL - 2.8%

Money Market Funds - 2.8%
Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank Dreyfus Treasury Cash Management, 0.010% (b)(c)
(cost $762,700)	762,700	762,700

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 102.7% (cost $32,385,407)		28,086,191

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.7%) (d)		(736,618)

NET ASSETS - 100.0%		$27,349,573

†	Non-income producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $755,626; cash collateral of $762,700 was received with which the Fund purchased a money market fund.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR EMERGING DEFENSIVE STYLE FUND

(b)	Represents annualized seven-day yield as of the close of the reporting period.
(c)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(d)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-Voting Depositary Receipt

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$2,410,807	8.8%
Consumer Staples	4,874,783	17.8
Energy	685,998	2.5
Financials	4,906,759	18.0
Health Care	1,668,472	6.1
Industrials	2,828,929	10.3
Information Technology	1,661,693	6.1
Materials	754,967	2.8
Telecommunication Services	4,130,390	15.1
Utilities	2,691,368	9.8
Money Market Funds	709,325	2.6
Securities Lending Collateral	762,700	2.8

Total Investments In Securities, At Value	28,086,191	102.7
Liabilities in Excess of Other Assets (d)	(736,618)	(2.7)

Net Assets	$27,349,573	100.0%

Open futures contracts outstanding at September 30, 2015:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
18	J.P. Morgan	E-Mini MSCI Emerging Markets Index Futures	12/2015	$709,962	$711,990	$2,028

Collateral pledged to, or (received from), each counterparty at September 30, 2015 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
J.P. Morgan
Cash	$—	$58,090	$58,090

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR GLOBAL EQUITY FUND

COMMON STOCKS - 87.7%	SHARES	VALUE (Note 4)
Australia - 1.4%
Asciano Ltd.	52,264	$309,419
ASX Ltd.	1,555	41,515
Australia & New Zealand Banking Group Ltd.	20,973	400,713
BHP Billiton Ltd.	25,910	409,230
Boral Ltd.	66,155	246,042
Computershare Ltd.	3,819	28,518
Dexus Property Group REIT	6,812	34,352
Federation Centres REIT	25,640	49,512
Flight Centre Travel Group Ltd.	8,882	226,230
Goodman Group REIT	14,552	60,151
GPT Group/The REIT (Escrow) (3)†(a)	96,388	—
GPT Group/The REIT	14,949	47,511
Harvey Norman Holdings Ltd.	38,061	104,255
Lend Lease Group	44,864	397,188
Macquarie Group Ltd.	18,475	1,001,255
Mirvac Group REIT	30,051	36,487
National Australia Bank Ltd.	18,772	397,270
Newcrest Mining Ltd. †	6,113	55,010
Qantas Airways Ltd. †	127,269	334,129
Scentre Group REIT	45,297	124,671
Stockland REIT	18,057	49,057
Telstra Corp. Ltd.	35,604	140,767
Westfield Corp. REIT	15,829	111,384

		4,604,666

Belgium - 0.9%
Ageas	17,255	709,119
Delhaize Group	950	84,208
KBC Groep NV	10,780	681,749
Proximus	43,687	1,511,219

		2,986,295

Canada - 2.1%
Alimentation Couche-Tard, Inc., Class B (1)	7,800	358,701
Bank of Montreal (1)	5,180	282,503
Bank of Nova Scotia/The (1)	3,199	141,024
BlackBerry Ltd. (1)†	15,669	96,163
Brookfield Asset Management, Inc., Class A (1)	7,203	226,642
Cameco Corp. (1)	14,860	181,171
Canadian Imperial Bank of Commerce (1)	5,300	380,790
Canadian National Railway Co. (1)	3,800	215,784
Canadian Tire Corp. Ltd., Class A (1)	1,100	98,955
CGI Group, Inc., Class A (1)†	7,266	263,253
Constellation Software, Inc. (1)	1,359	569,619
Crescent Point Energy Corp. (1)	3,000	34,327
Dollarama, Inc. (1)	8,200	553,815
Fairfax Financial Holdings Ltd. (1)	1,273	579,732
Great-West Lifeco, Inc. (1)	2,245	53,782
Magna International, Inc. (1)	17,181	824,096
Manulife Financial Corp. (1)	17,400	269,117
National Bank of Canada (1)	3,800	121,304
Power Corp. of Canada (1)	2,746	56,937
RioCan Real Estate Investment Trust REIT (1)	2,100	40,080
Royal Bank of Canada (1)	5,424	299,915

	SHARES	VALUE (Note 4)
Canada - 2.1% (continued)
Suncor Energy, Inc. (1)	38,982	$1,042,538
West Fraser Timber Co., Ltd. (1)	7,112	225,964

		6,916,212

Denmark - 0.9%
DSV A/S	6,183	231,040
ISS A/S	8,901	295,662
Novo Nordisk A/S, Class B	26,461	1,427,956
Pandora A/S	8,263	965,276
Vestas Wind Systems A/S	2,026	105,330

		3,025,264

Finland - 0.6%
Nokia OYJ	31,442	214,994
Orion OYJ, Class B	24,802	938,517
Stora Enso OYJ, R Shares	14,947	113,097
UPM-Kymmene OYJ	43,423	651,810

		1,918,418

France - 3.8%
Airbus Group SE	3,662	216,864
Atos SE	5,225	401,627
AXA SA	5,038	122,317
BNP Paribas SA	3,297	194,108
Cap Gemini SA	11,570	1,033,233
CNP Assurances	19,110	265,531
Dassault Systemes	2,084	154,018
Eutelsat Communications SA	4,858	149,000
Klepierre REIT	1,740	78,861
Lagardere SCA	6,968	193,078
Natixis SA	21,230	117,546
Orange SA	29,526	447,592
Peugeot SA †	138,687	2,101,465
Sanofi	21,061	2,005,010
SCOR SE	17,540	629,866
Societe BIC SA	2,699	419,397
Societe Generale SA	14,280	638,188
Thales SA	6,355	443,102
TOTAL SA	12,094	544,023
Unibail-Rodamco SE REIT	1,072	277,845
Valeo SA	1,605	217,922
Vinci SA	8,065	512,843
Vivendi SA	58,611	1,388,595

		12,552,031

Germany - 3.0%
Allianz SE	5,912	928,734
Deutsche Boerse AG	1,565	134,972
Deutsche Lufthansa AG †	12,997	180,928
Deutsche Post AG	13,027	360,887
Evonik Industries AG	19,209	643,167
Fresenius SE & Co. KGaA	5,283	354,636
Hannover Rueck SE	11,225	1,149,789
Infineon Technologies AG	9,616	108,040
K+S AG	1,756	58,920
LANXESS AG	3,846	180,081
Merck KGaA	14,897	1,318,926
METRO AG	19,958	552,196

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR GLOBAL EQUITY FUND

	SHARES	VALUE (Note 4)
Germany - 3.0% (continued)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,761	$702,422
OSRAM Licht AG	25,614	1,327,020
ProSiebenSat.1 Media SE	22,217	1,090,535
SAP SE	9,891	640,776
Siemens AG	2,417	215,927
TUI AG	11,631	214,901

		10,162,857

Hong Kong - 0.6%
AIA Group Ltd.	28,800	149,782
ASM Pacific Technology Ltd.	1,882	12,344
Cheung Kong Infrastructure Holdings Ltd.	4,749	42,564
Cheung Kong Property Holdings Ltd.	30,201	221,262
First Pacific Co., Ltd.	18,000	10,997
Hong Kong Exchanges and Clearing Ltd.	9,069	208,052
Kerry Properties Ltd.	108,500	297,898
Link REIT	18,829	103,662
New World Development Co., Ltd.	108,000	105,180
NWS Holdings Ltd.	12,500	16,477
PCCW Ltd.	32,406	16,681
Sino Land Co., Ltd.	104,000	158,352
Swire Pacific Ltd., Class A	5,318	59,607
Techtronic Industries Co., Ltd.	25,000	93,201
Wheelock & Co., Ltd.	26,000	112,916
Yue Yuen Industrial Holdings Ltd.	70,123	260,890

		1,869,865

Ireland - 0.2%
Accenture PLC, Class A (1)	1,527	150,043
XL Group PLC (1)	11,315	410,961

		561,004

Italy - 1.4%
Atlantia SpA	11,543	322,889
Banco Popolare SC †	40,962	606,050
Eni SpA	44,060	693,079
Finmeccanica SpA †	40,354	505,345
Intesa Sanpaolo SpA	90,630	320,169
Mediobanca SpA	16,365	161,011
Pirelli & C. SpA	61,320	1,026,130
Prysmian SpA	29,005	599,513
UniCredit SpA	57,305	357,251

		4,591,437

Japan - 7.8%
Aeon Mall Co., Ltd.	1,100	16,897
Ajinomoto Co., Inc.	18,000	379,584
Astellas Pharma, Inc.	34,700	449,160
Bandai Namco Holdings, Inc.	13,400	310,997
Brother Industries Ltd.	12,600	151,881
Central Japan Railway Co.	3,200	515,929
Chubu Electric Power Co., Inc.	26,200	386,299
Daicel Corp.	11,900	146,082
Dai-ichi Life Insurance Co., Ltd./The	8,400	133,727
Daito Trust Construction Co., Ltd.	686	69,701
Daiwa House Industry Co., Ltd.	4,151	102,907
Daiwa Securities Group, Inc.	22,000	142,351

	SHARES	VALUE (Note 4)
Japan - 7.8% (continued)
Don Quijote Holdings Co., Ltd.	3,800	$143,168
East Japan Railway Co.	2,512	211,675
Fuji Heavy Industries Ltd.	10,033	361,032
FUJIFILM Holdings Corp.	12,144	453,969
Fujitsu Ltd.	59,115	257,138
Hachijuni Bank Ltd./The	21,000	149,062
Hakuhodo DY Holdings, Inc.	35,000	331,828
Hitachi High-Technologies Corp.	9,658	209,128
Hokuhoku Financial Group, Inc.	95,000	217,520
Hoya Corp.	14,906	488,200
Hulic Co., Ltd.	2,600	23,520
Isetan Mitsukoshi Holdings Ltd.	10,500	157,545
Japan Airlines Co., Ltd.	48,400	1,712,630
Japan Real Estate Investment Corp. REIT	10	46,063
Japan Retail Fund Investment Corp. REIT	19	36,762
Japan Tobacco, Inc.	14,700	455,997
JTEKT Corp.	7,688	107,640
Kamigumi Co., Ltd.	28,000	229,435
Kao Corp.	3,300	149,592
KDDI Corp.	10,100	226,069
Koito Manufacturing Co., Ltd.	12,400	405,187
Konami Corp.	10,700	231,251
Konica Minolta, Inc.	71,800	756,396
Medipal Holdings Corp.	6,200	98,375
MEIJI Holdings Co., Ltd.	8,200	601,311
Mitsubishi Chemical Holdings Corp.	24,000	125,318
Mitsubishi Electric Corp.	36,000	329,780
Mitsubishi Estate Co., Ltd.	9,764	199,454
Mitsubishi Tanabe Pharma Corp.	15,600	275,304
Mitsubishi UFJ Financial Group, Inc.	105,449	637,148
Mitsui Fudosan Co., Ltd.	7,598	208,272
Mixi, Inc.	15,900	544,146
Mizuho Financial Group, Inc.	95,400	178,455
MS&AD Insurance Group Holdings, Inc.	21,100	566,110
Murata Manufacturing Co., Ltd.	1,600	206,679
Nexon Co., Ltd.	42,300	565,533
NHK Spring Co., Ltd.	46,700	452,826
Nintendo Co., Ltd.	2,100	353,959
Nippon Building Fund, Inc. REIT	12	58,066
Nippon Express Co., Ltd.	93,000	444,387
Nippon Prologis REIT, Inc.	15	27,217
Nippon Telegraph & Telephone Corp.	6,896	242,902
Nippon Yusen KK	119,000	275,775
Nitto Denko Corp.	3,100	185,667
NOK Corp.	19,800	428,387
Nomura Holdings, Inc.	47,700	276,868
Nomura Real Estate Holdings, Inc.	1,700	34,177
ORIX Corp.	59,590	768,672
Otsuka Corp.	6,600	321,576
Otsuka Holdings Co., Ltd.	9,500	303,350
Panasonic Corp.	51,400	520,174
Rakuten, Inc.	8,200	104,816
Resona Holdings, Inc.	41,000	208,905
Santen Pharmaceutical Co., Ltd.	26,200	351,751
Sekisui Chemical Co., Ltd.	9,000	94,730
Sekisui House Ltd.	5,000	78,320
Seven & i Holdings Co., Ltd.	2,830	129,142
Shimadzu Corp.	11,000	158,810

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR GLOBAL EQUITY FUND

	SHARES	VALUE (Note 4)
Japan - 7.8% (continued)
Shimamura Co., Ltd.	2,600	$280,058
Shionogi & Co., Ltd.	12,700	455,234
Sompo Japan Nipponkoa Holdings, Inc.	15,000	435,673
Sony Corp.	23,100	566,230
Sumitomo Heavy Industries Ltd.	152,000	602,314
Sumitomo Mitsui Financial Group, Inc.	11,749	445,526
Sumitomo Realty & Development Co., Ltd.	3,624	115,343
Suzuken Co., Ltd.	7,700	256,772
T&D Holdings, Inc.	32,800	387,429
Takashimaya Co., Ltd.	18,000	145,438
TDK Corp.	2,700	152,706
Teijin Ltd.	77,000	233,886
Tokio Marine Holdings, Inc.	2,500	93,400
Tokyo Electric Power Co., Inc. †	83,470	557,549
Tokyo Tatemono Co., Ltd.	2,000	23,846
Tokyu Corp.	15,000	110,079
Tokyu Fudosan Holdings Corp.	5,000	33,268
Toyo Suisan Kaisha Ltd.	4,000	151,648
Toyoda Gosei Co., Ltd.	6,400	125,791
United Urban Investment Corp. REIT	12	16,026
West Japan Railway Co.	2,000	125,352
Yamaha Corp.	6,600	146,178

		25,982,430

Netherlands - 1.4%
Aegon NV	57,417	329,237
ASML Holding NV	2,938	258,259
Boskalis Westminster	10,032	439,126
Delta Lloyd NV	10,479	88,052
ING Groep NV CVA	34,347	486,612
Koninklijke Ahold NV	71,282	1,390,572
NN Group NV	14,925	428,456
Wolters Kluwer NV	41,765	1,288,005

		4,708,319

Singapore - 0.0% (b)
Ascendas Real Estate Investment Trust REIT	16,478	27,147
CapitaLand Commercial Trust Ltd. REIT	16,000	15,106
CapitaLand Mall Trust REIT	19,494	26,067
Sembcorp Industries Ltd.	7,777	18,981
Singapore Exchange Ltd.	6,967	34,465
Singapore Technologies Engineering Ltd.	12,103	25,392
UOL Group Ltd.	3,340	14,141

		161,299

South Africa - 0.1%
Investec PLC	16,447	125,933
Mondi PLC	17,535	367,519

		493,452

Spain - 0.6%
Banco Bilbao Vizcaya Argentaria SA	15,367	129,941
Banco Santander SA	175,643	933,966
Iberdrola SA	110,198	734,273
Industria de Diseno Textil SA	2,660	89,194

		1,887,374

	SHARES	VALUE (Note 4)
Sweden - 1.6%
Boliden AB	22,125	$346,437
Electrolux AB, Series B	56,975	1,609,932
Husqvarna AB, B Shares	120,631	791,139
Investment AB Kinnevik, B Shares	2,409	68,862
Investor AB, B Shares	3,849	132,255
Skandinaviska Enskilda Banken AB, Class A	26,676	285,306
Svenska Cellulosa AB SCA, Class B	13,092	366,342
Swedish Match AB	36,337	1,098,415
Tele2 AB, B Shares	22,832	222,671
Telefonaktiebolaget LM Ericsson, B Shares	34,123	334,734
TeliaSonera AB	34,247	184,858

		5,440,951

Switzerland - 2.7%
Actelion Ltd. †	835	106,125
Baloise Holding AG	1,693	194,025
Credit Suisse Group AG †	14,192	341,131
Lonza Group AG †	5,497	721,294
Nestle SA	26,603	2,000,697
Novartis AG	14,848	1,364,708
Roche Holding AG	5,827	1,546,903
Sika AG	107	330,049
Swiss Life Holding AG †	5,316	1,185,814
Swiss Re AG	11,436	981,176
Zurich Insurance Group AG †	592	145,340

		8,917,262

United Kingdom - 7.1%
3i Group PLC	16,669	117,748
AstraZeneca PLC	11,156	707,498
Aviva PLC	15,730	107,586
Barclays PLC	353,271	1,307,382
BG Group PLC	29,060	419,216
BP PLC	144,625	733,737
British American Tobacco PLC	6,784	374,312
British Land Co. PLC/The REIT	13,261	168,410
BT Group PLC	267,814	1,704,514
Delphi Automotive PLC (1)	8,229	625,733
Direct Line Insurance Group PLC	191,087	1,084,258
Dixons Carphone PLC	61,718	396,662
Fiat Chrysler Automobiles NV †	13,858	180,120
GlaxoSmithKline PLC	24,172	463,955
Hammerson PLC REIT	10,329	97,533
HSBC Holdings PLC	67,310	507,768
ICAP PLC	16,897	117,030
Imperial Tobacco Group PLC	48,713	2,518,405
International Consolidated Airlines Group SA †	91,663	821,205
ITV PLC	57,194	213,131
Kingfisher PLC	181,194	984,289
Land Securities Group PLC REIT	8,648	164,865
Lloyds Banking Group PLC	156,323	177,968
Michael Kors Holdings Ltd. (1)†	17,276	729,738
Next PLC	1,302	150,045
Persimmon PLC †	56,462	1,718,498
Randgold Resources Ltd.	1,514	89,213

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR GLOBAL EQUITY FUND

	SHARES	VALUE (Note 4)
United Kingdom - 7.1% (continued)
Reckitt Benckiser Group PLC	8,186	$742,354
Royal Bank of Scotland Group PLC †	109,905	524,368
Royal Dutch Shell PLC, A Shares	31,097	734,108
Royal Dutch Shell PLC, B Shares	19,975	472,314
Taylor Wimpey PLC	362,533	1,074,105
Travis Perkins PLC	20,474	610,798
Unilever NV CVA	8,694	348,499
Unilever PLC	10,377	422,653
Vodafone Group PLC	234,558	739,816
William Hill PLC	83,449	443,835
WPP PLC	34,071	709,325

		23,502,994

United States - 51.5%
3M Co. (1)	2,916	413,401
Aetna, Inc. (1)	16,400	1,794,324
Akamai Technologies, Inc. (1)†	3,125	215,813
Alleghany Corp. (1)†	1,097	513,517
Allstate Corp./The (1)	41,811	2,435,073
Alnylam Pharmaceuticals, Inc. (1)†	1,680	135,005
Altria Group, Inc. (1)	46,468	2,527,859
Amazon.com, Inc. (1)†	3,229	1,652,893
American Airlines Group, Inc. (1)	16,765	650,985
American Electric Power Co., Inc. (1)	4,718	268,265
American International Group, Inc. (1)	24,432	1,388,226
American Tower Corp. REIT (1)	4,100	360,718
AmerisourceBergen Corp. (1)	22,848	2,170,332
Amgen, Inc. (1)	15,670	2,167,474
Anthem, Inc. (1)	15,300	2,142,000
Apple, Inc. (1)	52,696	5,812,369
Archer-Daniels-Midland Co. (1)	35,219	1,459,828
Ashland, Inc. (1)	1,186	119,335
Assurant, Inc. (1)	15,628	1,234,768
AvalonBay Communities, Inc. REIT (1)	1,311	229,189
Avery Dennison Corp. (1)	11,000	622,270
Avnet, Inc. (1)	13,101	559,151
Axis Capital Holdings Ltd. (1)	8,247	443,029
Baker Hughes, Inc. (1)	3,500	182,140
Bank of New York Mellon Corp./The (1)	10,400	407,160
Berkshire Hathaway, Inc., Class B (1)†	11,132	1,451,613
Best Buy Co., Inc. (1)	35,141	1,304,434
Biogen, Inc. (1)†	6,575	1,918,651
BioMarin Pharmaceutical, Inc. (1)†	2,600	273,832
Boeing Co./The (1)	3,294	431,349
Boston Properties, Inc. REIT (1)	2,763	327,139
Bristol-Myers Squibb Co. (1)	15,284	904,813
Broadcom Corp., Class A (1)	4,664	239,870
Bunge Ltd. (1)	4,679	342,971
Capital One Financial Corp. (1)	4,000	290,080
Cardinal Health, Inc. (1)	12,888	990,056
Carnival Corp. (1)	25,966	1,290,510
Celgene Corp. (1)†	10,986	1,188,356
Cigna Corp. (1)	2,408	325,128
Cintas Corp. (1)	8,459	725,359
Cisco Systems, Inc. (1)	41,232	1,082,340
Citigroup, Inc. (1)	35,256	1,749,050
Citrix Systems, Inc. (1)†	2,703	187,264
Coca-Cola Co./The (1)	31,760	1,274,211

	SHARES	VALUE (Note 4)
United States - 51.5% (continued)
Cognizant Technology Solutions Corp., Class A (1)†	10,379	$649,829
Comcast Corp., Class A (1)	13,500	767,880
Comerica, Inc. (1)	49,090	2,017,599
Crown Castle International Corp. REIT (1)	4,000	315,480
CSX Corp. (1)	15,104	406,298
CVS Health Corp. (1)	25,728	2,482,237
Darden Restaurants, Inc. (1)	19,644	1,346,400
Delta Air Lines, Inc. (1)	48,928	2,195,399
Dick’s Sporting Goods, Inc. (1)	15,402	764,093
Discover Financial Services (1)	2,468	128,311
Dollar General Corp. (1)	8,800	637,472
Dow Chemical Co./The (1)	9,924	420,778
Dr Pepper Snapple Group, Inc. (1)	4,000	316,200
DTE Energy Co. (1)	8,800	707,256
E*TRADE Financial Corp. (1)†	5,807	152,898
eBay, Inc. (1)†	17,655	431,488
Edison International (1)	10,456	659,460
Edwards Lifesciences Corp. (1)†	12,200	1,734,474
Electronic Arts, Inc. (1)†	24,747	1,676,609
Eli Lilly & Co. (1)	2,461	205,961
EMC Corp. (1)	5,896	142,447
Equifax, Inc. (1)	6,865	667,141
Equinix, Inc. REIT (1)	628	171,695
Equity Residential REIT (1)	3,548	266,526
Everest Re Group Ltd. (1)	811	140,579
Exxon Mobil Corp. (1)	5,797	431,007
Facebook, Inc., Class A (1)†	8,027	721,627
FedEx Corp. (1)	2,562	368,877
Fidelity National Information Services, Inc. (1)	15,800	1,059,864
Fifth Third Bancorp (1)	73,818	1,395,898
FireEye, Inc. (1)†	3,762	119,707
Fiserv, Inc. (1)†	5,100	441,711
Flextronics International Ltd. (1)†	48,668	512,961
Foot Locker, Inc. (1)	3,476	250,168
Gap, Inc./The (1)	3,362	95,817
General Dynamics Corp. (1)	12,600	1,738,170
Gilead Sciences, Inc. (1)	32,242	3,165,842
Goldman Sachs Group, Inc./The (1)	1,938	336,747
Goodyear Tire & Rubber Co./The (1)	11,989	351,637
Google, Inc., Class A (1)†	2,094	1,336,747
Google, Inc., Class C (1)†	2,784	1,693,841
Hartford Financial Services Group, Inc./The (1)	16,969	776,841
HCA Holdings, Inc. (1)†	7,682	594,280
HCP, Inc. REIT (1)	4,772	177,757
Hewlett-Packard Co. (1)	32,634	835,757
HollyFrontier Corp. (1)	16,592	810,353
Home Depot, Inc./The (1)	19,100	2,205,859
Honeywell International, Inc. (1)	1,532	145,065
Hormel Foods Corp. (1)	11,364	719,455
Host Hotels & Resorts, Inc. REIT (1)	9,300	147,033
Humana, Inc. (1)	436	78,044
Huntington Bancshares, Inc. (1)	69,528	736,997
Incyte Corp. (1)†	3,925	433,045
Intel Corp. (1)	19,200	578,688
International Business Machines Corp. (1)	4,223	612,208

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR GLOBAL EQUITY FUND

	SHARES	VALUE (Note 4)
United States - 51.5% (continued)
International Paper Co. (1)	26,396	$997,505
Interpublic Group of Cos., Inc./The (1)	29,446	563,302
Invesco Ltd. (1)	4,065	126,950
Isis Pharmaceuticals, Inc. (1)†	3,804	153,758
Johnson & Johnson (1)	20,263	1,891,551
JPMorgan Chase & Co. (1)	16,450	1,002,957
KeyCorp (1)	262,525	3,415,450
Kimberly-Clark Corp. (1)	12,263	1,337,158
Kimco Realty Corp. REIT (1)	6,500	158,795
Kraft Heinz Co./The (1)	5,100	359,958
Kroger Co./The (1)	29,220	1,053,965
L Brands, Inc. (1)	6,300	567,819
L-3 Communications Holdings, Inc. (1)	3,166	330,910
Lincoln National Corp. (1)	11,896	564,584
Lockheed Martin Corp. (1)	3,909	810,375
Lowe’s Cos., Inc. (1)	28,739	1,980,692
LyondellBasell Industries NV, Class A (1)	8,348	695,889
Macy’s, Inc. (1)	4,153	213,132
Mallinckrodt PLC (1)†	4,480	286,451
ManpowerGroup, Inc. (1)	13,248	1,084,879
Marathon Petroleum Corp. (1)	35,240	1,632,669
Marvell Technology Group Ltd.	70,118	634,568
Masco Corp. (1)	16,193	407,740
MasterCard, Inc., Class A (1)	3,623	326,505
McKesson Corp. (1)	6,049	1,119,246
Mead Johnson Nutrition Co. (1)	7,759	546,234
Medivation, Inc. (1)†	17,998	764,915
Merck & Co., Inc. (1)	42,226	2,085,542
Micron Technology, Inc. (1)†	21,824	326,924
Microsoft Corp. (1)	69,650	3,082,709
Mondelez International, Inc., Class A (1)	16,200	678,294
Morgan Stanley (1)	16,410	516,915
Mosaic Co./The (1)	18,589	578,304
Nasdaq, Inc. (1)	5,794	308,994
Netflix, Inc. (1)†	5,920	611,299
NIKE, Inc., Class B (1)	15,884	1,953,255
Northrop Grumman Corp. (1)	13,379	2,220,245
NVIDIA Corp. (1)	4,003	98,674
Oracle Corp. (1)	16,645	601,217
PartnerRe Ltd. (1)	401	55,691
PayPal Holdings, Inc. (1)†	9,806	304,378
PepsiCo, Inc. (1)	12,928	1,219,110
Pfizer, Inc. (1)	99,726	3,132,394
Philip Morris International, Inc. (1)	26,773	2,123,902
Phillips 66 (1)	5,511	423,465
Pinnacle West Capital Corp. (1)	4,134	265,155
PNC Financial Services Group, Inc./The (1)	24,907	2,221,704
Procter & Gamble Co./The (1)	10,208	734,364
Prologis, Inc. REIT (1)	5,080	197,612
Public Service Enterprise Group, Inc. (1)	33,850	1,427,116
Public Storage REIT (1)	1,569	332,047
Quest Diagnostics, Inc. (1)	3,272	201,130
Quintiles Transnational Holdings, Inc. (1)†	16,066	1,117,712
Rackspace Hosting, Inc. (1)†	12,188	300,800
Raytheon Co. (1)	8,915	974,053
Regions Financial Corp. (1)	17,648	159,008
Rite Aid Corp. (1)†	51,250	311,088

	SHARES	VALUE (Note 4)
United States - 51.5% (continued)
Robert Half International, Inc. (1)	4,242	$217,021
Ross Stores, Inc. (1)	16,490	799,270
SEI Investments Co. (1)	2,147	103,550
Simon Property Group, Inc. REIT (1)	3,242	595,620
Skyworks Solutions, Inc. (1)	4,422	372,377
Southwest Airlines Co. (1)	62,231	2,367,267
Staples, Inc. (1)	41,521	487,041
Starwood Hotels & Resorts Worldwide, Inc. (1)	6,815	453,061
SunTrust Banks, Inc. (1)	16,460	629,430
Target Corp. (1)	1,765	138,835
Tesoro Corp. (1)	4,529	440,400
Textron, Inc. (1)	2,544	95,756
Time Warner Cable, Inc. (1)	2,386	427,977
Time Warner, Inc. (1)	4,715	324,156
TJX Cos., Inc./The (1)	6,100	435,662
Total System Services, Inc. (1)	3,186	144,740
Travelers Cos., Inc./The (1)	11,778	1,172,264
United Continental Holdings, Inc. (1)†	42,458	2,252,397
United Technologies Corp. (1)	4,488	399,387
United Therapeutics Corp. (1)†	9,299	1,220,401
UnitedHealth Group, Inc. (1)	27,624	3,204,660
Universal Health Services, Inc., Class B (1)	1,300	162,253
Unum Group (1)	27,673	887,750
US Bancorp (1)	3,140	128,771
Valeant Pharmaceuticals International, Inc. (1)†	2,574	459,443
Valero Energy Corp. (1)	28,437	1,709,064
Ventas, Inc. REIT (1)	4,800	269,088
Verizon Communications, Inc.	10,211	446,199
Vertex Pharmaceuticals, Inc. (1)†	4,657	484,980
VF Corp. (1)	11,376	775,957
Viacom, Inc., Class B (1)	17,067	736,441
Visa, Inc., Class A (1)	2,714	189,057
Vornado Realty Trust REIT (1)	2,748	248,474
Wal-Mart Stores, Inc. (1)	26,178	1,697,382
Walt Disney Co./The (1)	2,000	204,400
Wells Fargo & Co. (1)	54,324	2,789,537
Welltower, Inc. REIT (1)	3,000	203,160
Western Digital Corp. (1)	6,630	526,687
WestRock Co. (1)	7,450	383,228
Weyerhaeuser Co. REIT (1)	5,685	155,428
Whirlpool Corp. (1)	1,731	254,907
Williams Cos., Inc./The (1)	6,415	236,393
Wyndham Worldwide Corp. (1)	2,000	143,800
Xerox Corp. (1)	21,389	208,115
Yum! Brands, Inc. (1)	2,313	184,924
Zoetis, Inc. (1)	29,649	1,220,946

		171,057,377

TOTAL COMMON STOCKS (cost $269,473,880)		291,339,507

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR GLOBAL EQUITY FUND

PREFERRED STOCKS - 0.2%	SHARES	VALUE (Note 4)
Germany - 0.2%
Henkel AG & Co. KGaA	3,557	$366,355
Porsche Automobil Holding SE	9,570	407,162

TOTAL PREFERRED STOCKS (cost $1,140,219)		773,517

WARRANTS - 0.0% (b)

Hong Kong - 0.0% (b)
Sun Hung Kai Properties Ltd. †
(cost $—)	20	19

MONEY MARKET FUNDS - 9.6%
J.P. Morgan Prime Money Market Fund - Capital Shares, 0.100% (c)(d)	360	360
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (c)	31,455,172	31,455,172
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (c)(d)	330,000	330,000

TOTAL MONEY MARKET FUNDS (cost $31,785,532)		31,785,532

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 97.5% (cost $302,399,631)		323,898,575

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.5% (e)		8,246,583

NET ASSETS - 100.0%		$332,145,158

†	Non-income producing security.
(a)	Security fair valued as of September 30, 2015 using procedures approved by the Board of Trustees. The total value of positions fair valued was $0 or 0.0% of total net assets.
(b)	Represents less than 0.05% of net assets.
(c)	Represents annualized seven-day yield as of the close of the reporting period.
(d)	A portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(e)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

CVA - Dutch Certificate of Shares

REIT - Real Estate Investment Trust

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$46,106,461	13.9%
Consumer Staples	31,675,197	9.5
Energy	10,720,005	3.2
Financials	64,955,124	19.5
Health Care	51,360,670	15.5
Industrials	32,095,127	9.7
Information Technology	34,655,835	10.4
Materials	8,224,801	2.5
Telecommunication Services	7,271,885	2.2
Utilities	5,047,938	1.5
Money Market Funds	31,785,532	9.6

Total Investments In Securities, At Value	323,898,575	97.5
Other Assets in Excess of Liabilities (e)	8,246,583	2.5

Net Assets	$332,145,158	100.0%

Total return swap contracts outstanding as of September 30, 2015:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs	Hang Seng Index October Futures	10/2015	HKD	30,595,949	$(57,743)
Goldman Sachs	Swiss Market Index December Futures	12/2015	CHF	4,521,317	(110,270)

					$(168,013)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR GLOBAL EQUITY FUND

Open futures contracts outstanding at September 30, 2015:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
159	Barclays Capital	CAC40 Index Futures	10/2015	$8,081,071	$7,908,829	$(172,242)
55	Barclays Capital	DAX Index Futures	12/2015	15,296,668	14,841,097	(455,571)
66	Barclays Capital	Hang Seng Index Futures	10/2015	8,945,446	8,853,311	(92,135)
40	Barclays Capital	IBEX 35 Index Futures	10/2015	4,324,011	4,264,132	(59,879)
33	Barclays Capital	MSCI Singapore Index Futures	10/2015	1,456,874	1,449,352	(7,522)
70	Barclays Capital	SPI 200 Index Futures	12/2015	6,160,927	6,150,223	(10,704)
59	Barclays Capital	TOPIX Index Futures	12/2015	7,133,650	6,941,899	(191,751)

				51,398,647	50,408,843	(989,804)

Short Contracts:
47	Barclays Capital	Amsterdam Index Futures	10/2015	$(4,507,916)	$(4,424,624)	$83,292
20	Barclays Capital	FTSE 100 Index Futures	12/2015	(1,794,116)	(1,820,897)	(26,781)
79	Barclays Capital	FTSE/MIB Index Futures	12/2015	(9,494,926)	(9,374,321)	120,605
71	Barclays Capital	OMXS30 Index Futures	10/2015	(1,237,445)	(1,200,730)	36,715
15	Barclays Capital	S&P 500 E-Mini Futures	12/2015	(1,452,569)	(1,431,525)	21,044
49	Barclays Capital	S&P/Toronto Stock Exchange 60 Index Futures	12/2015	(5,788,356)	(5,727,989)	60,367

				(24,275,328)	(23,980,086)	295,242

				$27,123,319	$26,428,757	$(694,562)

Forward foreign currency exchange contracts outstanding as of September 30, 2015:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 12/16/15	CitiBank	AUD	17,198,500	$12,093,883	$12,022,310	$(71,573)
Australian Dollar, Expiring 12/16/15	Credit Suisse International	AUD	17,198,500	12,093,386	12,022,310	(71,076)
Canadian Dollar, Expiring 12/16/15	CitiBank	CAD	3,028,500	2,283,564	2,268,658	(14,906)
Canadian Dollar, Expiring 12/16/15	Credit Suisse International	CAD	3,033,500	2,286,906	2,272,404	(14,502)
Swiss Franc, Expiring 12/16/15	CitiBank	CHF	3,015,000	3,138,198	3,102,380	(35,818)
Swiss Franc, Expiring 12/16/15	Credit Suisse International	CHF	3,116,000	3,241,567	3,206,307	(35,260)
Danish Krone, Expiring 12/16/15	CitiBank	DKK	688,500	103,969	103,304	(665)
Danish Krone, Expiring 12/16/15	Credit Suisse International	DKK	688,500	103,950	103,304	(646)
Euro, Expiring 12/16/15	CitiBank	EUR	12,966,500	14,529,819	14,507,991	(21,828)
Euro, Expiring 12/16/15	Credit Suisse International	EUR	12,966,500	14,529,671	14,507,990	(21,681)
British Pound, Expiring 12/16/15	CitiBank	GBP	573,500	879,574	867,296	(12,278)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR GLOBAL EQUITY FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
British Pound, Expiring 12/16/15	Credit Suisse International	GBP	573,500	$ 879,478	$ 867,296	$ (12,182)
Hong Kong Dollar, Expiring 12/16/15	CitiBank	HKD	7,890,000	1,017,957	1,018,012	55
Hong Kong Dollar, Expiring 12/16/15	Credit Suisse International	HKD	7,890,000	1,017,909	1,018,012	103
Israeli Shekel, Expiring 12/16/15	CitiBank	ILS	1,759,500	446,379	448,999	2,620
Israeli Shekel, Expiring 12/16/15	Credit Suisse International	ILS	1,759,499	446,377	448,999	2,622
Japanese Yen, Expiring 12/16/15	CitiBank	JPY	3,510,713,500	29,257,679	29,304,156	46,477
Japanese Yen, Expiring 12/16/15	Credit Suisse International	JPY	3,510,713,500	29,257,028	29,304,156	47,128
Norwegian Krone, Expiring 12/16/15	CitiBank	NOK	1,900,000	223,295	222,912	(383)
Norwegian Krone, Expiring 12/16/15	Credit Suisse International	NOK	1,900,000	223,265	222,912	(353)
New Zealand Dollar, Expiring 12/16/15	CitiBank	NZD	4,081,500	2,564,561	2,594,966	30,405
New Zealand Dollar, Expiring 12/16/15	Credit Suisse International	NZD	4,081,500	2,563,480	2,594,966	31,486
Swedish Krona, Expiring 12/16/15	CitiBank	SEK	54,705,500	6,496,222	6,548,035	51,813
Swedish Krona, Expiring 12/16/15	Credit Suisse International	SEK	54,705,499	6,496,227	6,548,034	51,807
Singapore Dollar, Expiring 12/16/15	CitiBank	SGD	1,031,500	730,140	722,991	(7,149)
Singapore Dollar, Expiring 12/16/15	Credit Suisse International	SGD	1,031,500	730,137	722,991	(7,146)

				$147,634,621	$147,571,691	$(62,930)

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 12/16/15	CitiBank	AUD	(2,895,000)	$(2,051,050)	$(2,023,699)	$27,351
Australian Dollar, Expiring 12/16/15	Credit Suisse International	AUD	(3,108,000)	(2,203,815)	(2,172,592)	31,223
Canadian Dollar, Expiring 12/16/15	CitiBank	CAD	(7,400,001)	(5,601,284)	(5,543,363)	57,921
Canadian Dollar, Expiring 12/16/15	Credit Suisse International	CAD	(7,550,001)	(5,715,171)	(5,655,728)	59,443
Swiss Franc, Expiring 12/16/15	CitiBank	CHF	(9,902,500)	(10,220,517)	(10,189,492)	31,025
Swiss Franc, Expiring 12/16/15	Credit Suisse International	CHF	(9,902,500)	(10,220,517)	(10,189,492)	31,025
Danish Krone, Expiring 12/16/15	CitiBank	DKK	(2,039,000)	(305,785)	(305,936)	(151)
Danish Krone, Expiring 12/16/15	Credit Suisse International	DKK	(4,285,000)	(647,408)	(642,932)	4,476
Euro, Expiring 12/16/15	CitiBank	EUR	(1,161,500)	(1,310,783)	(1,299,582)	11,201
Euro, Expiring 12/16/15	Credit Suisse International	EUR	(3,132,500)	(3,547,843)	(3,504,899)	42,944

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR GLOBAL EQUITY FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
British Pound, Expiring 12/16/15	CitiBank	GBP	(12,696,002)	$ (19,396,231)	$ (19,199,973)	$ 196,258
British Pound, Expiring 12/16/15	Credit Suisse International	GBP	(13,486,001)	(20,623,651)	(20,394,676)	228,975
Hong Kong Dollar, Expiring 12/16/15	CitiBank	HKD	(226,000)	(29,155)	(29,160)	(5)
Hong Kong Dollar, Expiring 12/16/15	Credit Suisse International	HKD	(226,000)	(29,159)	(29,160)	(1)
Israeli Shekel, Expiring 12/16/15	CitiBank	ILS	(124,500)	(31,743)	(31,771)	(28)
Israeli Shekel, Expiring 12/16/15	Credit Suisse International	ILS	(124,500)	(31,745)	(31,771)	(26)
Japanese Yen, Expiring 12/16/15	CitiBank	JPY	(140,394,000)	(1,172,419)	(1,171,878)	541
Japanese Yen, Expiring 12/16/15	Credit Suisse International	JPY	(317,753,000)	(2,654,089)	(2,652,305)	1,784
Norwegian Krone, Expiring 12/16/15	CitiBank	NOK	(95,795,500)	(11,602,244)	(11,238,951)	363,293
Norwegian Krone, Expiring 12/16/15	Credit Suisse International	NOK	(95,795,499)	(11,602,809)	(11,238,952)	363,857
New Zealand Dollar, Expiring 12/16/15	CitiBank	NZD	(5,306,500)	(3,367,167)	(3,373,806)	(6,639)
New Zealand Dollar, Expiring 12/16/15	Credit Suisse International	NZD	(5,306,499)	(3,367,677)	(3,373,805)	(6,128)
Swedish Krona, Expiring 12/16/15	CitiBank	SEK	(3,679,500)	(437,240)	(440,422)	(3,182)
Swedish Krona, Expiring 12/16/15	Credit Suisse International	SEK	(3,679,500)	(437,285)	(440,422)	(3,137)
Singapore Dollar, Expiring 12/16/15	CitiBank	SGD	(7,000)	(4,875)	(4,906)	(31)
Singapore Dollar, Expiring 12/16/15	Credit Suisse International	SGD	(7,000)	(4,874)	(4,906)	(32)

				(116,616,536)	(115,184,579)	1,431,957

				$31,018,085	$32,387,112	$1,369,027

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

ILS - Israeli Shekel

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR GLOBAL EQUITY FUND

Collateral pledged to, or (received from), each counterparty at September 30, 2015 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
Barclays Capital
Cash	$—	$7,279,847	$7,279,847

Citibank
Cash	(580,000)	—	(580,000)

Credit Suisse International
Cash	(700,000)	—	(700,000)

Goldman Sachs
Money Market Funds	330,000	—	330,000

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR INTERNATIONAL EQUITY FUND

COMMON STOCKS - 89.5%	SHARES	VALUE (Note 4)
Australia - 4.9%
AMP Ltd.	94,579	$371,467
Asciano Ltd.	84,298	499,070
ASX Ltd.	10,285	274,584
Aurizon Holdings Ltd.	272,767	963,644
Australia & New Zealand Banking Group Ltd.	242,705	4,637,152
Bendigo & Adelaide Bank Ltd.	107,174	749,015
BHP Billiton Ltd.	190,282	3,005,371
Boral Ltd.	83,713	311,343
CIMIC Group Ltd.	62,685	1,041,380
Cochlear Ltd.	3,464	203,828
Computershare Ltd.	15,439	115,291
Dexus Property Group REIT	47,299	238,526
Federation Centres REIT	193,958	374,541
Flight Centre Travel Group Ltd.	48,515	1,235,706
Goodman Group REIT	110,663	457,427
GPT Group/The REIT (Escrow) (3)†(a)	143,427	—
GPT Group/The REIT	113,631	361,139
Harvey Norman Holdings Ltd.	162,654	445,536
Lend Lease Group	184,864	1,636,632
Macquarie Group Ltd.	75,794	4,107,664
Mirvac Group REIT	214,560	260,512
National Australia Bank Ltd.	250,834	5,308,379
Newcrest Mining Ltd. †	41,734	375,555
Qantas Airways Ltd. †	1,819,873	4,777,847
Scentre Group REIT	302,378	832,235
Sonic Healthcare Ltd.	98,692	1,269,410
Stockland REIT	127,919	347,532
Telstra Corp. Ltd.	238,366	942,427
Westfield Corp. REIT	118,519	833,982

		35,977,195

Belgium - 2.1%
Ageas	43,860	1,802,489
Delhaize Group	8,535	756,548
Groupe Bruxelles Lambert SA	2,641	199,301
KBC Groep NV	48,628	3,075,332
Proximus	281,115	9,724,321

		15,557,991

Denmark - 2.4%
DSV A/S	16,207	605,606
Novo Nordisk A/S, Class B	195,922	10,572,847
Pandora A/S	42,087	4,916,563
Vestas Wind Systems A/S	30,118	1,565,806

		17,660,822

Finland - 1.3%
Nokia OYJ	208,399	1,424,991
Orion OYJ, Class B	107,666	4,074,119
Stora Enso OYJ, R Shares	98,594	746,014
UPM-Kymmene OYJ	202,242	3,035,797

		9,280,921

France - 9.4%
Aeroports de Paris	2,791	316,779
Airbus Group SE	18,981	1,124,056
Atos SE	10,486	806,021

	SHARES	VALUE (Note 4)
France - 9.4% (continued)
AXA SA	32,976	$800,623
BNP Paribas SA	3,518	207,119
Cap Gemini SA	60,063	5,363,794
CNP Assurances	43,334	602,119
Essilor International SA	9,612	1,174,283
Eutelsat Communications SA	6,907	211,845
Klepierre REIT	3,675	166,560
Lagardere SCA	94,830	2,627,662
Legrand SA	16,807	894,184
L’Oreal SA	10,279	1,786,635
Natixis SA	77,764	430,563
Numericable-SFR SAS †	5,025	232,629
Orange SA	147,501	2,236,006
Peugeot SA †	691,447	10,477,202
Safran SA	11,131	836,958
Sanofi	139,320	13,263,279
SCOR SE	60,067	2,157,023
Societe BIC SA	19,978	3,104,377
Societe Generale SA	87,326	3,902,686
Thales SA	52,059	3,629,813
Unibail-Rodamco SE REIT	7,665	1,986,645
Valeo SA	14,593	1,981,395
Veolia Environnement SA	18,219	415,505
Vinci SA	48,581	3,089,201
Vivendi SA	238,426	5,648,720

		69,473,682

Germany - 7.4%
Allianz SE	52,401	8,231,830
BASF SE	13,201	1,009,657
Bayer AG	29,085	3,731,560
Deutsche Bank AG	17,984	485,338
Deutsche Boerse AG	12,335	1,063,820
Deutsche Lufthansa AG †	77,629	1,080,657
Evonik Industries AG	56,024	1,875,828
Fresenius Medical Care AG & Co. KGaA	16,917	1,322,148
Fresenius SE & Co. KGaA	21,127	1,418,209
Hannover Rueck SE	49,557	5,076,176
Infineon Technologies AG	63,427	712,630
LANXESS AG	18,094	847,216
Merck KGaA	97,343	8,618,392
METRO AG	70,345	1,946,300
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	27,458	5,128,182
OSRAM Licht AG	98,639	5,110,326
ProSiebenSat.1 Media SE	81,423	3,996,698
Siemens AG	11,869	1,060,341
TUI AG	20,032	370,123
United Internet AG	18,957	961,090
Vonovia SE	14,469	465,700

		54,512,221

Hong Kong - 2.3%
AIA Group Ltd.	387,400	2,014,771
ASM Pacific Technology Ltd.	14,204	93,161
BOC Hong Kong Holdings Ltd.	68,000	200,551
Cheung Kong Infrastructure Holdings Ltd.	37,827	339,034
Cheung Kong Property Holdings Ltd.	217,462	1,593,197

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR INTERNATIONAL EQUITY FUND

	SHARES	VALUE (Note 4)
Hong Kong - 2.3% (continued)
CLP Holdings Ltd.	108,000	$923,288
First Pacific Co., Ltd.	144,000	87,978
Hong Kong & China Gas Co., Ltd.	399,000	748,194
Hong Kong Exchanges and Clearing Ltd.	66,154	1,517,639
Hysan Development Co., Ltd.	76,000	316,454
Kerry Properties Ltd.	371,000	1,018,620
Li & Fung Ltd.	1,150,000	880,939
Link REIT	139,382	767,358
New World Development Co., Ltd.	1,411,896	1,375,024
NWS Holdings Ltd.	86,000	113,363
PCCW Ltd.	131,000	67,433
Power Assets Holdings Ltd.	80,000	757,030
Sino Land Co., Ltd.	968,000	1,473,887
Swire Pacific Ltd., Class A	41,030	459,886
Techtronic Industries Co., Ltd.	120,500	449,231
Wheelock & Co., Ltd.	60,000	260,576
Yue Yuen Industrial Holdings Ltd.	455,609	1,695,077

		17,152,691

Italy - 2.6%
Atlantia SpA	53,567	1,498,413
Banco Popolare SC †	214,824	3,178,413
Eni SpA	27,752	436,549
Finmeccanica SpA †	230,296	2,883,952
Intesa Sanpaolo SpA	451,438	1,594,795
Mediobanca SpA	124,994	1,229,783
Pirelli & C. SpA	279,400	4,675,486
Prysmian SpA	179,626	3,712,745

		19,210,136

Japan - 21.4%
Ajinomoto Co., Inc.	183,000	3,859,103
Alfresa Holdings Corp.	106,900	1,825,577
Astellas Pharma, Inc.	283,800	3,673,531
Bandai Namco Holdings, Inc.	98,300	2,281,417
Bank of Yokohama Ltd./The	88,000	534,867
Brother Industries Ltd.	46,200	556,896
Calbee, Inc.	17,100	553,356
Central Japan Railway Co.	7,100	1,144,717
Chiba Bank Ltd./The	55,000	390,560
Chubu Electric Power Co., Inc.	81,900	1,207,553
Daicel Corp.	94,100	1,155,154
Dai-ichi Life Insurance Co., Ltd./The	109,200	1,738,447
Daiichi Sankyo Co., Ltd.	17,900	310,600
Daito Trust Construction Co., Ltd.	5,187	527,024
Daiwa House Industry Co., Ltd.	17,295	428,758
Dentsu, Inc.	3,900	200,148
Don Quijote Holdings Co., Ltd.	23,400	881,612
Eisai Co., Ltd.	5,500	324,509
Fuji Heavy Industries Ltd.	106,121	3,818,710
FUJIFILM Holdings Corp.	41,043	1,534,277
Fujitsu Ltd.	75,000	326,235
Fukuoka Financial Group, Inc.	193,000	919,231
GungHo Online Entertainment, Inc.	71,000	210,903
Gunma Bank Ltd./The	53,000	339,221
Hachijuni Bank Ltd./The	109,000	773,705
Hakuhodo DY Holdings, Inc.	154,300	1,462,889
Hitachi High-Technologies Corp.	40,500	876,959

	SHARES	VALUE (Note 4)
Japan - 21.4% (continued)
Hokuhoku Financial Group, Inc.	286,000	$654,849
Hoya Corp.	99,300	3,252,263
Hulic Co., Ltd.	16,200	146,550
Isetan Mitsukoshi Holdings Ltd.	85,600	1,284,368
J Front Retailing Co., Ltd.	13,300	215,441
Japan Airlines Co., Ltd.	287,400	10,169,628
Japan Real Estate Investment Corp. REIT	84	386,928
Japan Retail Fund Investment Corp. REIT	149	288,294
Japan Tobacco, Inc.	87,000	2,698,757
JTEKT Corp.	70,870	992,251
Kajima Corp.	235,000	1,247,113
Kamigumi Co., Ltd.	25,000	204,852
Kao Corp.	60,100	2,724,384
KDDI Corp.	54,600	1,222,118
Koito Manufacturing Co., Ltd.	14,800	483,611
Konica Minolta, Inc.	340,900	3,591,301
Kyowa Hakko Kirin Co., Ltd.	54,000	805,013
Marui Group Co., Ltd.	17,000	205,057
Medipal Holdings Corp.	156,000	2,475,251
MEIJI Holdings Co., Ltd.	58,000	4,253,174
Mitsubishi Chemical Holdings Corp.	72,300	377,521
Mitsubishi Electric Corp.	180,000	1,648,897
Mitsubishi Estate Co., Ltd.	77,020	1,573,328
Mitsubishi Tanabe Pharma Corp.	66,900	1,180,629
Mitsubishi UFJ Financial Group, Inc.	773,991	4,676,639
Mitsui Fudosan Co., Ltd.	59,205	1,622,891
Mixi, Inc.	95,500	3,268,301
Mizuho Financial Group, Inc.	1,401,300	2,621,274
MS&AD Insurance Group Holdings, Inc.	123,500	3,313,489
Murata Manufacturing Co., Ltd.	21,600	2,790,170
Nexon Co., Ltd.	207,900	2,779,535
NHK Spring Co., Ltd.	155,400	1,506,833
Nintendo Co., Ltd.	14,100	2,376,580
Nippon Building Fund, Inc. REIT	84	406,462
Nippon Express Co., Ltd.	591,000	2,824,008
Nippon Telegraph & Telephone Corp.	38,038	1,339,837
Nippon Yusen KK	709,000	1,643,061
Nitto Denko Corp.	24,600	1,473,361
NOK Corp.	112,200	2,427,526
Nomura Holdings, Inc.	288,200	1,672,818
Nomura Real Estate Holdings, Inc.	8,000	160,833
Obayashi Corp.	110,000	938,541
ORIX Corp.	207,200	2,672,744
Otsuka Holdings Co., Ltd.	90,700	2,896,192
Panasonic Corp.	94,000	951,292
Rakuten, Inc.	92,700	1,184,933
Santen Pharmaceutical Co., Ltd.	190,700	2,560,263
Sekisui House Ltd.	32,000	501,246
Shimadzu Corp.	118,000	1,703,597
Shimamura Co., Ltd.	14,200	1,529,546
Shimizu Corp.	74,000	635,378
Shionogi & Co., Ltd.	121,400	4,351,603
Sompo Japan Nipponkoa Holdings, Inc.	21,100	612,846
Sony Corp.	132,200	3,240,503
Sumitomo Chemical Co., Ltd.	257,000	1,299,579
Sumitomo Heavy Industries Ltd.	639,000	2,532,096
Sumitomo Mitsui Financial Group, Inc.	38,136	1,446,129
Sumitomo Realty & Development Co., Ltd.	24,261	772,166

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR INTERNATIONAL EQUITY FUND

	SHARES	VALUE (Note 4)
Japan - 21.4% (continued)
Suzuken Co., Ltd.	57,640	$1,922,123
Sysmex Corp.	11,600	612,616
T&D Holdings, Inc.	30,000	354,356
TDK Corp.	6,400	361,970
Teijin Ltd.	769,000	2,335,825
Tokio Marine Holdings, Inc.	6,200	231,632
Tokyo Electric Power Co., Inc. †	716,100	4,783,282
Tokyu Fudosan Holdings Corp.	26,483	176,205
Toyota Motor Corp.	33,878	1,983,486
West Japan Railway Co.	31,800	1,993,095
Yamaha Corp.	81,000	1,794,002
Yamazaki Baking Co., Ltd.	51,000	785,848

		158,004,249

Netherlands - 3.0%
Aegon NV	306,932	1,759,992
ASML Holding NV	19,567	1,719,997
Boskalis Westminster	30,605	1,339,659
Heineken NV	15,576	1,261,168
ING Groep NV CVA	247,726	3,509,663
Koninklijke Ahold NV	348,862	6,805,614
Koninklijke Vopak NV	20,218	808,381
NN Group NV	26,840	770,502
Wolters Kluwer NV	132,393	4,082,912

		22,057,888

Singapore - 0.5%
Ascendas Real Estate Investment Trust REIT	123,637	203,686
CapitaLand Commercial Trust Ltd. REIT	120,000	113,298
CapitaLand Mall Trust REIT	145,994	195,219
ComfortDelGro Corp. Ltd.	207,800	419,794
Sembcorp Industries Ltd.	60,017	146,476
Singapore Airlines Ltd.	43,800	329,719
Singapore Exchange Ltd.	52,472	259,575
Singapore Technologies Engineering Ltd.	93,265	195,669
United Overseas Bank Ltd.	102,097	1,333,092
UOL Group Ltd.	28,000	118,549

		3,315,077

South Africa - 0.4%
Investec PLC	176,451	1,351,069
Mondi PLC	74,081	1,552,677

		2,903,746

Spain - 1.8%
ACS Actividades de Construccion y Servicios SA	28,084	808,034
Banco Bilbao Vizcaya Argentaria SA	281,558	2,380,808
Banco Santander SA	522,409	2,777,864
Endesa SA	24,668	520,208
Ferrovial SA	65,564	1,568,302
Iberdrola SA	390,122	2,599,469
Industria de Diseno Textil SA	88,308	2,961,097

		13,615,782

Sweden - 3.3%
Boliden AB	207,224	3,244,745
Electrolux AB, Series B	181,986	5,142,345

	SHARES	VALUE (Note 4)
Sweden - 3.3% (continued)
Husqvarna AB, B Shares	422,150	$2,768,602
Investor AB, B Shares	19,364	665,366
Skanska AB, B Shares	80,133	1,573,228
Svenska Cellulosa AB SCA, Class B	104,227	2,916,494
Swedish Match AB	186,644	5,641,977
Tele2 AB, B Shares	99,117	966,649
Telefonaktiebolaget LM Ericsson, B Shares	170,974	1,677,191

		24,596,597

Switzerland - 8.8%
Actelion Ltd. †	5,886	748,087
Adecco SA †	9,341	684,094
Baloise Holding AG	10,572	1,211,594
Coca-Cola HBC AG †	18,346	388,360
Credit Suisse Group AG †	113,160	2,720,009
Julius Baer Group Ltd. †	18,979	861,875
Lonza Group AG †	41,130	5,396,912
Nestle SA	249,250	18,745,018
Novartis AG	120,694	11,093,213
Roche Holding AG	33,065	8,777,817
Sika AG	72	222,089
Swiss Life Holding AG †	28,095	6,267,017
Swiss Re AG	48,536	4,164,250
Wolseley PLC	10,587	619,276
Zurich Insurance Group AG †	13,966	3,428,741

		65,328,352

United Kingdom - 17.9%
3i Group PLC	59,955	423,516
ARM Holdings PLC	78,966	1,134,522
AstraZeneca PLC	86,984	5,516,403
Aviva PLC	167,647	1,146,634
Barclays PLC	2,406,325	8,905,307
BG Group PLC	191,456	2,761,922
BP PLC	402,926	2,044,194
British American Tobacco PLC	88,796	4,899,385
British Land Co. PLC/The REIT	57,695	732,705
BT Group PLC	1,269,160	8,077,625
Direct Line Insurance Group PLC	1,247,250	7,077,093
Dixons Carphone PLC	89,661	576,251
easyJet PLC	122,399	3,304,047
Fiat Chrysler Automobiles NV †	152,157	1,977,668
GlaxoSmithKline PLC	165,094	3,168,798
Hammerson PLC REIT	28,872	272,629
HSBC Holdings PLC	962,623	7,261,756
ICAP PLC	148,175	1,026,268
Imperial Tobacco Group PLC	230,841	11,934,207
International Consolidated Airlines Group SA †	351,079	3,145,304
ITV PLC	109,996	409,895
Kingfisher PLC	617,663	3,355,294
Land Securities Group PLC REIT	47,078	897,493
Lloyds Banking Group PLC	790,194	899,605
Marks & Spencer Group PLC	91,774	696,636
Persimmon PLC †	289,889	8,823,166
Randgold Resources Ltd.	3,761	221,617
Reckitt Benckiser Group PLC	38,287	3,472,088

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR INTERNATIONAL EQUITY FUND

	SHARES	VALUE (Note 4)
United Kingdom - 17.9% (continued)
RELX PLC	63,746	$1,093,336
Rio Tinto Ltd.	25,795	887,463
Royal Bank of Scotland Group PLC †	764,995	3,649,868
Royal Dutch Shell PLC, A Shares	209,058	4,935,242
Royal Dutch Shell PLC, B Shares	146,511	3,464,291
Sage Group PLC/The	156,415	1,183,370
Schroders PLC	19,386	823,752
Shire PLC	9,039	617,924
Standard Chartered PLC	142,306	1,381,072
Taylor Wimpey PLC	1,048,976	3,107,883
Travis Perkins PLC	49,950	1,490,152
Unilever NV CVA	17,475	700,485
Unilever PLC	76,998	3,136,113
Vodafone Group PLC	2,443,437	7,706,809
William Hill PLC	219,461	1,167,233
WPP PLC	146,920	3,058,732

		132,565,753

TOTAL COMMON STOCKS (cost $637,361,039)		661,213,103

PREFERRED STOCKS - 0.4%

Germany - 0.4%
Henkel AG & Co. KGaA	4,168	429,285
Porsche Automobil Holding SE	59,140	2,516,151

TOTAL PREFERRED STOCKS (cost $4,916,642)		2,945,436

WARRANTS - 0.0% (b)

Hong Kong - 0.0% (b)
Sun Hung Kai Properties Ltd. †
(cost $—)	79	77

MONEY MARKET FUNDS - 6.5%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (c)	44,568,015	44,568,015
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (c)(d)	3,820,056	3,820,056

TOTAL MONEY MARKET FUNDS (cost $48,388,071)		48,388,071

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 96.4% (cost $690,665,752)		712,546,687

OTHER ASSETS IN EXCESS OF LIABILITIES - 3.6% (e)		26,264,363

NET ASSETS - 100.0%		$738,811,050

†	Non-income producing security.
(a)	Security fair valued as of September 30, 2015 using procedures approved by the Board of Trustees. The total value of positions fair valued was $0 or 0.0% of total net assets.
(b)	Represents less than 0.05% of net assets.
(c)	Represents annualized seven-day yield as of the close of the reporting period.
(d)	A portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(e)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(3)	Level 3 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

CVA - Dutch Certificate of Shares

REIT - Real Estate Investment Trust

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$101,885,913	13.8%
Consumer Staples	79,694,301	10.8
Energy	14,450,579	2.0
Financials	171,693,413	23.2
Health Care	107,157,401	14.5
Industrials	79,505,906	10.8
Information Technology	35,568,781	4.8
Materials	23,976,814	3.2
Telecommunication Services	37,931,944	5.1
Utilities	12,293,564	1.7
Money Market Funds	48,388,071	6.5

Total Investments In Securities, At Value	712,546,687	96.4
Other Assets in Excess of Liabilities (e)	26,264,363	3.6

Net Assets	$738,811,050	100.0%

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR INTERNATIONAL EQUITY FUND

Total return swap contracts outstanding as of September 30, 2015:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs	Hang Seng Index October Futures	10/2015	HKD	45,324,713	$(80,239)
Goldman Sachs	Swiss Market Index December Futures	12/2015	CHF	(18,622,524)	469,438

					$389,199

Open futures contracts outstanding at September 30, 2015:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
455	Barclays Capital	CAC40 Index Futures	10/2015	$23,103,968	$22,632,183	$(471,785)
172	Barclays Capital	DAX Index Futures	12/2015	47,860,738	46,412,159	(1,448,579)
245	Barclays Capital	Hang Seng Index Futures	10/2015	33,321,531	32,864,562	(456,969)
141	Barclays Capital	IBEX 35 Index Futures	10/2015	15,234,144	15,031,068	(203,076)
139	Barclays Capital	MSCI Singapore Index Futures	10/2015	6,139,032	6,104,845	(34,187)
77	Barclays Capital	SPI 200 Index Futures	12/2015	6,783,204	6,765,245	(17,959)
158	Barclays Capital	TOPIX Index Futures	12/2015	19,089,776	18,590,172	(499,604)

				151,532,393	148,400,234	(3,132,159)

Short Contracts:
135	Barclays Capital	Amsterdam Index Futures	10/2015	$(12,851,696)	$(12,709,028)	$142,668
353	Barclays Capital	FTSE 100 Index Futures	12/2015	(32,164,122)	(32,138,835)	25,287
168	Barclays Capital	FTSE/MIB Index Futures	12/2015	(20,170,697)	(19,935,265)	235,432
547	Barclays Capital	OMXS30 Index Futures	10/2015	(9,507,921)	(9,250,695)	257,226

				(74,694,436)	(74,033,823)	660,613

				$76,837,957	$74,366,411	$(2,471,546)

Forward foreign currency exchange contracts outstanding as of September 30, 2015:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 12/16/15	CitiBank	AUD	16,236,550	$11,383,133	$11,349,875	$(33,258)
Australian Dollar, Expiring 12/16/15	Credit Suisse International	AUD	16,236,550	11,382,494	11,349,874	(32,620)
Swiss Franc, Expiring 12/16/15	CitiBank	CHF	1,820,000	1,874,772	1,872,747	(2,025)
Swiss Franc, Expiring 12/16/15	Credit Suisse International	CHF	7,282,000	7,481,332	7,493,046	11,714
Danish Krone, Expiring 12/16/15	CitiBank	DKK	413,000	62,472	61,967	(505)
Danish Krone, Expiring 12/16/15	Credit Suisse International	DKK	1,154,000	174,180	173,149	(1,031)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR INTERNATIONAL EQUITY FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Euro, Expiring 12/16/15	CitiBank	EUR	43,306,700	$ 48,527,988	$ 48,455,109	$ (72,879)
Euro, Expiring 12/16/15	Credit Suisse International	EUR	43,306,700	48,527,875	48,455,109	(72,766)
British Pound, Expiring 12/16/15	CitiBank	GBP	1,140,000	1,743,487	1,724,005	(19,482)
British Pound, Expiring 12/16/15	Credit Suisse International	GBP	1,843,000	2,814,076	2,787,141	(26,935)
Hong Kong Dollar, Expiring 12/16/15	CitiBank	HKD	27,341,500	3,527,390	3,527,754	364
Hong Kong Dollar, Expiring 12/16/15	Credit Suisse International	HKD	27,341,500	3,527,358	3,527,754	396
Israeli Shekel, Expiring 12/16/15	CitiBank	ILS	9,973,500	2,530,850	2,545,095	14,245
Israeli Shekel, Expiring 12/16/15	Credit Suisse International	ILS	9,973,500	2,530,839	2,545,095	14,256
Japanese Yen, Expiring 12/16/15	CitiBank	JPY	9,649,826,900	80,410,720	80,547,743	137,023
Japanese Yen, Expiring 12/16/15	Credit Suisse International	JPY	9,649,826,900	80,409,235	80,547,743	138,508
Swedish Krona, Expiring 12/16/15	CitiBank	SEK	82,947,500	9,849,891	9,928,493	78,602
Swedish Krona, Expiring 12/16/15	Credit Suisse International	SEK	82,947,500	9,849,897	9,928,492	78,595
Singapore Dollar, Expiring 12/16/15	CitiBank	SGD	4,503,150	3,187,226	3,156,313	(30,913)
Singapore Dollar, Expiring 12/16/15	Credit Suisse International	SGD	4,503,150	3,187,232	3,156,313	(30,919)

				$332,982,447	$333,132,817	$150,370

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 12/16/15	CitiBank	AUD	(4,498,500)	$(3,187,535)	$(3,144,597)	$42,938
Australian Dollar, Expiring 12/16/15	Credit Suisse International	AUD	(5,325,500)	(3,766,484)	(3,722,697)	43,787
Swiss Franc, Expiring 12/16/15	CitiBank	CHF	(33,730,900)	(34,815,703)	(34,708,484)	107,219
Swiss Franc, Expiring 12/16/15	Credit Suisse International	CHF	(33,730,900)	(34,815,955)	(34,708,484)	107,471
Danish Krone, Expiring 12/16/15	CitiBank	DKK	(15,262,500)	(2,288,182)	(2,290,026)	(1,844)
Danish Krone, Expiring 12/16/15	Credit Suisse International	DKK	(15,262,500)	(2,288,321)	(2,290,026)	(1,705)
Euro, Expiring 12/16/15	CitiBank	EUR	(14,457,500)	(16,309,871)	(16,176,244)	133,627
Euro, Expiring 12/16/15	Credit Suisse International	EUR	(21,158,500)	(23,839,112)	(23,673,875)	165,237
British Pound, Expiring 12/16/15	CitiBank	GBP	(41,705,850)	(63,672,581)	(63,071,130)	601,451
British Pound, Expiring 12/16/15	Credit Suisse International	GBP	(41,705,850)	(63,673,253)	(63,071,130)	602,123
Hong Kong Dollar, Expiring 12/16/15	CitiBank	HKD	(1,740,500)	(224,517)	(224,569)	(52)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2015

Schedule of Investments	September 30, 2015

AQR INTERNATIONAL EQUITY FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT SEPTEMBER 30, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Hong Kong Dollar, Expiring 12/16/15	Credit Suisse International	HKD	(11,432,500)	$ (1,474,965)	$ (1,475,085)	$ (120)
Israeli Shekel, Expiring 12/16/15	CitiBank	ILS	(421,000)	(107,254)	(107,433)	(179)
Israeli Shekel, Expiring 12/16/15	Credit Suisse International	ILS	(421,000)	(107,255)	(107,433)	(178)
Japanese Yen, Expiring 12/16/15	CitiBank	JPY	(532,436,000)	(4,446,330)	(4,444,278)	2,052
Japanese Yen, Expiring 12/16/15	Credit Suisse International	JPY	(1,093,417,000)	(9,125,074)	(9,126,823)	(1,749)
Swedish Krona, Expiring 12/16/15	CitiBank	SEK	(17,667,000)	(2,099,705)	(2,114,671)	(14,966)
Swedish Krona, Expiring 12/16/15	Credit Suisse International	SEK	(23,059,000)	(2,744,195)	(2,760,072)	(15,877)
Singapore Dollar, Expiring 12/16/15	CitiBank	SGD	(184,000)	(128,728)	(128,966)	(238)
Singapore Dollar, Expiring 12/16/15	Credit Suisse International	SGD	(184,000)	(128,687)	(128,968)	(281)

				(269,243,707)	(267,474,991)	1,768,716

				$63,738,740	$65,657,826	$1,919,086

AUD - Australian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

ILS - Israeli Shekel

JPY - Japanese Yen

SEK - Swedish Krona

SGD - Singapore Dollar

Collateral pledged to, or (received from), each counterparty at September 30, 2015 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
Barclays Capital
Cash	$—	$22,360,095	$22,360,095

CitiBank
Cash	(910,000)	—	(910,000)

Credit Suisse International
Cash	(1,030,000)	—	(1,030,000)

Goldman Sachs
Money Market Funds	3,820,000	—	3,820,000

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2015

Statements of Assets and Liabilities	September 30, 2015

	AQR LARGE CAP MULTI-STYLE FUND	AQR SMALL CAP MULTI-STYLE FUND	AQR INTERNATIONAL MULTI-STYLE FUND	AQR EMERGING MULTI-STYLE FUND
ASSETS:
Investments in securities, at cost	$1,145,198,890	$46,798,715	$310,243,407	$230,554,091

Investments in securities, at value*	$1,110,327,752	$44,899,268	$285,714,229	$195,921,162
Cash	438,000	—	2,055	721,996
Foreign currency, at value‡	—	—	568,884	1,065,370
Variation margin on derivative instruments	552,330	—	—	—
Deposits with brokers for futures contracts	1,047,813	—	—	—
Receivables:
Securities sold	—	1,925,010	43,471,597	5,839,791
Foreign tax reclaim	—	—	148,114	—
Dividends	715,047	32,334	937,582	440,689
Capital shares sold	1,977,263	143,477	977,230	381,840
Due from Investment Advisor	—	2,678	—	1,133
Prepaid expenses	50,961	24,362	26,707	25,157
Total Assets	1,115,109,166	47,027,129	331,846,398	204,397,138
LIABILITIES:
Due to custodian	—	1,462,601	—	—
Payables:
Securities purchased	—	41,596	45,468,733	8,252,597
Collateral received on securities loaned	—	3,593,902	—	6,988,846
Accrued investment advisory fees	55,139	—	37,008	—
Accrued distribution fees—Class N	12,402	1,619	877	917
Accrued Trustee fees	403	75	58	—
Capital shares redeemed	488,838	64,792	228,684	57,111
Other accrued expenses and liabilities	325,061	53,680	142,969	108,327
Total Liabilities	881,843	5,218,265	45,878,329	15,407,798
Net Assets	$1,114,227,323	$41,808,864	$285,968,069	$188,989,340

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$1,159,632,529	$44,429,911	$317,447,123	$230,301,579
Undistributed (accumulated) net investment income (loss)	7,912,780	212,998	3,852,002	3,917,919
Undistributed (accumulated) net realized gain (loss)	(18,166,276)	(934,598)	(10,768,566)	(10,591,071)
Net unrealized appreciation (depreciation)	(35,151,710)	(1,899,447)	(24,562,490)	(34,639,087)
Net Assets	$1,114,227,323	$41,808,864	$285,968,069	$188,989,340

NET ASSETS:
Class I	$490,709,396	$26,634,015	$40,046,714	$48,992,270
Class N	59,732,833	5,680,507	4,141,773	4,493,741
Class R6	563,785,094	9,494,342	241,779,582	135,503,329
SHARES OUTSTANDING:
Class I	37,047,708	2,165,764	3,920,915	5,981,726
Class N	4,528,366	463,666	406,162	549,846
Class R6	42,554,777	771,282	23,695,163	16,527,847
NET ASSET VALUE:
Class I	$13.25	$12.30	$10.21	$8.19
Class N	$13.19	$12.25	$10.20	$8.17
Class R6	$13.25	$12.31	$10.20	$8.20

* Includes market value of securities out on loan	$—	$3,578,221	$—	$6,800,176
‡ Foreign currency at cost	$—	$—	$571,841	$1,066,632

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2015

Statements of Assets and Liabilities	September 30, 2015

	AQR TM LARGE CAP MULTI-STYLE FUND	AQR TM SMALL CAP MULTI-STYLE FUND	AQR TM INTERNATIONAL MULTI-STYLE FUND	AQR TM EMERGING MULTI-STYLE FUND
ASSETS:
Investments in securities, at cost	$31,155,786	$4,020,493	$48,852,989	$23,765,682

Investments in securities, at value*	$29,317,463	$3,800,316	$45,213,948	$21,344,837
Cash	277,062	—	300	—
Foreign currency, at value‡	—	—	158,880	151,290
Receivables:
Securities sold	—	—	4,423,207	1,221,798
Foreign tax reclaim	—	—	5,212	—
Dividends	20,777	2,370	149,555	39,086
Capital shares sold	191,803	41,871	115,834	90,008
Due from Investment Advisor	16,281	12,739	12,887	16,838
Prepaid expenses	26,271	25,466	26,038	29,176
Total Assets	29,849,657	3,882,762	50,105,861	22,893,033
LIABILITIES:
Due to custodian	—	—	—	788,131
Payables:
Securities purchased	865,072	89,228	5,283,217	1,711,676
Collateral received on securities loaned	—	261,756	—	1,077,831
Accrued distribution fees—Class N	28	27	30	186
Accrued Trustee fees	54	—	27	10
Capital shares redeemed	7,952	—	10,962	2,790
Other accrued expenses and liabilities	51,358	41,264	83,018	64,034
Total Liabilities	924,464	392,275	5,377,254	3,644,658
Net Assets	$28,925,193	$3,490,487	$44,728,607	$19,248,375

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$30,737,176	$3,698,626	$48,635,070	$21,995,413
Undistributed (accumulated) net investment income (loss)	131,665	20,214	580,570	260,708
Undistributed (accumulated) net realized gain (loss)	(105,325)	(8,176)	(845,657)	(586,241)
Net unrealized appreciation (depreciation)	(1,838,323)	(220,177)	(3,641,376)	(2,421,505)
Net Assets	$28,925,193	$3,490,487	$44,728,607	$19,248,375

NET ASSETS:
Class I	$2,086,959	$1,701,874	$3,212,688	$2,986,440
Class N	135,064	128,309	143,086	880,892
Class R6	26,703,170	1,660,304	41,372,833	15,381,043
SHARES OUTSTANDING:
Class I	221,606	184,697	341,610	359,225
Class N	14,363	13,941	15,231	106,116
Class R6	2,833,532	180,000	4,395,156	1,849,302
NET ASSET VALUE:
Class I	$9.42	$9.21	$9.40	$8.31
Class N	$9.40	$9.20	$9.39	$8.30
Class R6	$9.42	$9.22	$9.41	$8.32

* Includes market value of securities out on loan	$—	$261,113	$—	$1,070,320
‡ Foreign currency at cost	$—	$—	$158,666	$151,402

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2015

Statements of Assets and Liabilities	September 30, 2015

	AQR LARGE CAP MOMENTUM STYLE FUND	AQR SMALL CAP MOMENTUM STYLE FUND	AQR INTERNATIONAL MOMENTUM STYLE FUND	AQR EMERGING MOMENTUM STYLE FUND
ASSETS:
Investments in securities, at cost	$885,534,637	$426,590,010	$319,399,904	$9,016,091

Investments in securities, at value*	$1,004,699,869	$444,964,202	$321,432,187	$8,105,618
Cash	—	—	1,219	—
Foreign currency, at value‡	396	—	1,996,860	—
Deposits with brokers for futures contracts	993,884	362,772	367,138	—
Variation margin on derivative instruments	369,360	124,250	148,990	—
Receivables:
Securities sold	—	302,611	—	733,633
Foreign tax reclaim	—	—	644,795	—
Dividends	734,511	280,563	887,996	14,952
Capital shares sold	630,971	432,294	200,995	28,326
Due from Investment Advisor	—	—	—	18,457
Prepaid expenses	45,709	43,616	36,368	20,693
Total Assets	1,007,474,700	446,510,308	325,716,548	8,921,679
LIABILITIES:
Due to custodian	—	302,390	—	123,681
Foreign currency due to custodian, at value‡	—	—	—	83,150
Payables:
Securities purchased	—	—	1,465,554	433,457
Collateral received on securities loaned	—	43,938,129	—	371,933
Accrued investment advisory fees	148,521	55,216	66,903	—
Accrued distribution fees—Class N	14,498	1,767	7,460	234
Accrued Trustee fees	147	22	30	—
Capital shares redeemed	1,437,020	200,746	339,167	9,032
Other accrued expenses and liabilities	251,766	168,664	137,483	76,828
Total Liabilities	1,851,952	44,666,934	2,016,597	1,098,315
Net Assets	$1,005,622,748	$401,843,374	$323,699,951	$7,823,364

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$818,717,353	$380,089,253	$337,524,140	$9,816,023
Undistributed (accumulated) net investment income (loss)	7,544,244	1,891,375	4,894,430	165,138
Undistributed (accumulated) net realized gain (loss)	60,598,531	1,866,938	(20,501,091)	(1,247,180)
Net unrealized appreciation (depreciation)	118,762,620	17,995,808	1,782,472	(910,617)
Net Assets	$1,005,622,748	$401,843,374	$323,699,951	$7,823,364

NET ASSETS:
Class I	$874,115,361	$316,232,108	$257,298,868	$6,611,551
Class N	68,534,632	8,195,340	35,342,747	1,131,634
Class R6	62,972,755	77,415,926	31,058,336	80,179
SHARES OUTSTANDING:
Class I	43,794,416	16,557,893	19,429,009	797,764
Class N	3,440,002	431,529	2,678,581	136,798
Class R6	3,158,235	4,056,213	2,346,761	9,662
NET ASSET VALUE:
Class I	$19.96	$19.10	$13.24	$8.29
Class N	$19.92	$18.99	$13.19	$8.27
Class R6	$19.94	$19.09	$13.23	$8.30

* Includes market value of securities out on loan	$—	$43,335,173	$—	$362,771
‡ Foreign currency at cost	$430	$—	$2,005,468	$(83,160)

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2015

Statements of Assets and Liabilities	September 30, 2015

	AQR TM LARGE CAP MOMENTUM STYLE FUND	AQR TM SMALL CAP MOMENTUM STYLE FUND	AQR TM INTERNATIONAL MOMENTUM STYLE FUND	AQR LARGE CAP DEFENSIVE STYLE FUND
ASSETS:
Investments in securities, at cost	$118,109,070	$21,809,873	$74,995,172	$161,801,192

Investments in securities, at value*	$126,074,833	$22,621,738	$73,065,508	$188,237,797
Cash	—	—	231	75,000
Foreign currency, at value‡	—	—	174,823	—
Deposits with brokers for futures contracts	118,529	—	—	676,571
Variation margin on derivative instruments	42,750	—	—	312,930
Receivables:
Securities sold	—	834,165	—	—
Foreign tax reclaim	—	—	105,126	—
Dividends	110,911	20,432	198,183	208,614
Capital shares sold	182,499	76,941	135,071	274,133
Due from Investment Advisor	42,577	4,811	37,907	3,362
Prepaid expenses	23,291	21,084	21,599	28,881
Total Assets	126,595,390	23,579,171	73,738,448	189,817,288
LIABILITIES:
Due to custodian	3,000	—	—	—
Payables:
Securities purchased	—	1,302,123	1,804,970	—
Collateral received on securities loaned	—	2,011,744	—	—
Accrued distribution fees—Class N	30	27	21	5,731
Accrued Trustee fees	9	8	—	67
Capital shares redeemed	41,178	—	57,048	505,882
Other accrued expenses and liabilities	66,502	48,581	71,645	99,298
Total Liabilities	110,719	3,362,483	1,933,684	610,978
Net Assets	$126,484,671	$20,216,688	$71,804,764	$189,206,310

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$119,206,162	$19,608,049	$80,399,116	$144,061,131
Undistributed (accumulated) net investment income (loss)	1,077,518	108,541	1,024,613	2,088,036
Undistributed (accumulated) net realized gain (loss)	(1,715,523)	(311,767)	(7,678,806)	16,819,321
Net unrealized appreciation (depreciation)	7,916,514	811,865	(1,940,159)	26,237,822
Net Assets	$126,484,671	$20,216,688	$71,804,764	$189,206,310

NET ASSETS:
Class I	$56,140,635	$19,992,338	$23,699,389	$158,468,032
Class N	146,622	126,937	102,554	30,629,474
Class R6	70,197,414	97,413	48,002,821	108,804
SHARES OUTSTANDING:
Class I	3,613,144	1,377,919	2,026,170	10,821,982
Class N	9,457	8,788	8,782	2,092,861
Class R6	4,517,716	6,717	4,102,795	7,440
NET ASSET VALUE:
Class I	$15.54	$14.51	$11.70	$14.64
Class N	$15.50	$14.44	$11.68	$14.64
Class R6	$15.54	$14.50	$11.70	$14.62

* Includes market value of securities out on loan	$—	$1,978,864	$—	$—
‡ Foreign currency at cost	$—	$—	$175,011	$—

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2015

Statements of Assets and Liabilities	September 30, 2015

	AQR INTERNATIONAL DEFENSIVE STYLE FUND	AQR EMERGING DEFENSIVE STYLE FUND	AQR GLOBAL EQUITY FUND	AQR INTERNATIONAL EQUITY FUND
ASSETS:
Investments in securities, at cost	$35,797,365	$32,385,407	$302,399,631	$690,665,752

Investments in securities, at value*	$34,283,375	$28,086,191	$323,898,575	$712,546,687
Foreign currency, at value‡	194,772	87,001	900,056	2,377,285
Due from brokers	—	—	—	246,041
Unrealized appreciation on forward foreign currency exchange contracts	—	—	1,369,027	1,919,086
OTC swaps, at value	—	—	—	389,199
Deposits with brokers for futures contracts	—	38,608	6,098,521	18,586,302
Variation margin on derivative instruments	—	21,510	486,768	1,302,247
Receivables:
Securities sold	—	—	2,017,576	402,726
Foreign tax reclaim	38,361	4,983	679,216	2,697,882
Dividends	97,971	107,180	432,539	1,280,583
Capital shares sold	104,254	80,102	43,472	91,151
Due from Investment Advisor	3,576	35,066	—	—
Prepaid expenses	22,355	23,087	18,068	41,247
Total Assets	34,744,664	28,483,728	335,943,818	741,880,436
LIABILITIES:
Due to custodian	—	—	1,679	—
Due to brokers	—	—	1,304,404	1,982,301
OTC swaps, at value	—	—	168,013	—
Payables:
Securities purchased	239,958	—	2,021,260	402,747
Collateral received on securities loaned	—	762,700	—	—
Accrued investment advisory fees	—	—	110,562	277,889
Accrued shareholder servicing fees	—	—	20,494	94,947
Accrued distribution fees—Class N	29	11	151	7,547
Accrued Trustee fees	13	—	103	—
Capital shares redeemed	17,912	289,232	49,677	66,525
Other accrued expenses and liabilities	66,152	82,212	122,317	237,430
Total Liabilities	324,064	1,134,155	3,798,660	3,069,386
Net Assets	$34,420,600	$27,349,573	$332,145,158	$738,811,050

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$35,883,434	$39,817,693	$295,508,549	$706,270,032
Undistributed (accumulated) net investment income (loss)	617,686	921,629	4,287,622	12,683,216
Undistributed (accumulated) net realized gain (loss)	(562,246)	(9,087,381)	10,240,003	(1,572,402)
Net unrealized appreciation (depreciation)	(1,518,274)	(4,302,368)	22,108,984	21,430,204
Net Assets	$34,420,600	$27,349,573	$332,145,158	$738,811,050

NET ASSETS:
Class I	$34,191,354	$27,220,974	$34,185,582	$320,807,361
Class N	140,678	53,513	764,755	36,173,944
Class R6	88,568	75,086	85,017,192	32,647,739
Class Y	—	—	212,177,629	349,182,006
SHARES OUTSTANDING:
Class I	3,121,519	3,314,071	4,380,799	33,377,117
Class N	12,556	6,419	98,923	3,703,495
Class R6	8,096	9,146	10,836,304	3,212,966
Class Y	—	—	26,995,455	34,301,988
NET ASSET VALUE:
Class I	$10.95	$8.21	$7.80	$9.61
Class N	$11.20	$8.34	$7.73	$9.77
Class R6	$10.94	$8.21	$7.85	$10.16
Class Y	—	—	$7.86	$10.18

* Includes market value of securities out on loan	$—	$755,626	$—	$—
‡ Foreign currency at cost	$195,731	$88,015	$904,658	$2,409,154

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2015

Statements of Operations	September 30, 2015

	AQR LARGE CAP MULTI-STYLE FUND	AQR SMALL CAP MULTI-STYLE FUND	AQR INTERNATIONAL MULTI-STYLE FUND	AQR EMERGING MULTI-STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2015	FOR THE YEAR ENDED SEPTEMBER 30, 2015	FOR THE YEAR ENDED SEPTEMBER 30, 2015	FOR THE YEAR ENDED SEPTEMBER 30, 2015
INVESTMENT INCOME:
Dividend income†	$12,144,715	$413,536	$5,407,978	$4,417,164
Securities lending income, net	—	31,610	—	21,623
Total Income	12,144,715	445,146	5,407,978	4,438,787

EXPENSES:
Investment advisory fees	2,205,132	137,003	748,203	537,172
Shareholder servicing fees	304,701	12,768	44,481	14,846
Custody fees	55,638	26,321	95,152	105,470
Administration & accounting fees	179,686	7,033	41,165	21,359
Legal fees	36,945	858	6,855	11,963
Audit & tax fees	41,266	40,650	47,298	50,390
Shareholder reporting fees	137,271	949	36,121	29,008
Transfer agent fees	418,921	36,033	47,278	33,571
Trustee fees	25,464	1,059	5,269	2,473
Offering costs	—	—	—	7,976
Distribution fees—Class N	120,628	12,717	7,750	9,241
Registration fees	82,648	47,082	48,596	54,446
Pricing fee	1,701	7,308	19,988	19,793
Other expenses	128,428	6,378	35,043	23,188
Total Expenses	3,738,429	336,159	1,183,199	920,896

Less fee waivers and/or reimbursements	(415,132)	(135,285)	(259,362)	(291,446)
Net Expenses	3,323,297	200,874	923,837	629,450
Net Investment Income (Loss)	8,821,418	244,272	4,484,141	3,809,337

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Net realized gain (loss) from:
Investments in securities	(16,506,556)	(858,740)	(10,608,574)	(10,193,687)
Foreign currency and foreign currency transactions	—	—	(132,865)	(132,126)
Futures contracts	(1,033,285)	—	—	—
Net realized gain (loss)	(17,539,841)	(858,740)	(10,741,439)	(10,325,813)

Net change in unrealized appreciation (depreciation) on:
Investments in securities	(42,648,394)	(2,230,520)	(24,798,041)	(34,008,348)
Foreign currency and foreign currency translations	—	—	(28,135)	(5,270)
Futures contracts	(280,572)	—	—	—
Net change in unrealized appreciation (depreciation)	(42,928,966)	(2,230,520)	(24,826,176)	(34,013,618)
Net realized gain (loss) and net change in unrealized appreciation (depreciation)	(60,468,807)	(3,089,260)	(35,567,615)	(44,339,431)
Net increase (decrease) in net assets resulting from operations	$(51,647,389)	$(2,844,988)	$(31,083,474)	$(40,530,094)

† Net of foreign taxes withheld of	$—	$67	$440,176	$434,918

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2015

Statements of Operations	September 30, 2015

	AQR TM LARGE CAP MULTI-STYLE FUND	AQR TM SMALL CAP MULTI-STYLE FUND	AQR TM INTERNATIONAL MULTI-STYLE FUND	AQR TM EMERGING MULTI-STYLE FUND
	FOR THE PERIOD 02/11/15*- 09/30/15	FOR THE PERIOD 02/11/15*- 09/30/15	FOR THE PERIOD 02/11/15*- 09/30/15	FOR THE PERIOD 02/11/15*- 09/30/15
INVESTMENT INCOME:
Dividend income†	$160,898	$21,220	$680,117	$309,911
Securities lending income, net	—	2,220	—	2,412
Total Income	160,898	23,440	680,117	312,323

EXPENSES:
Investment advisory fees	28,634	7,631	91,890	43,310
Shareholder servicing fees	530	402	719	1,055
Custody fees	21,974	6,532	52,202	37,507
Administration & accounting fees	2,275	366	4,921	1,723
Legal fees	1,152	956	2,235	645
Audit & tax fees	37,914	37,914	43,937	50,365
Shareholder reporting fees	5,050	3,293	12,363	6,691
Transfer agent fees	10,959	10,409	11,071	11,895
Trustee fees	269	44	540	198
Offering costs	6,308	6,290	6,302	8,116
Distribution fees—Class N	191	185	201	1,668
Registration fees	32,547	32,497	32,667	32,841
Pricing fee	1,676	2,956	8,690	8,689
Other expenses	5,992	3,554	8,023	4,917
Total Expenses	155,471	113,029	275,761	209,620

Less fee waivers and/or reimbursements	(119,887)	(103,628)	(170,648)	(157,254)
Net Expenses	35,584	9,401	105,113	52,366
Net Investment Income (Loss)	125,314	14,039	575,004	259,957

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Net realized gain (loss) from:
Investments in securities	(105,465)	(8,431)	(820,967)	(574,369)
Foreign currency and foreign currency transactions	—	—	(25,804)	(20,091)
Net realized gain (loss)	(105,465)	(8,431)	(846,771)	(594,460)

Net change in unrealized appreciation (depreciation) on:
Investments in securities	(1,838,323)	(220,177)	(3,639,041)	(2,420,845)
Foreign currency and foreign currency translations	—	—	(2,335)	(660)
Net change in unrealized appreciation (depreciation)	(1,838,323)	(220,177)	(3,641,376)	(2,421,505)
Net realized gain (loss) and net change in unrealized appreciation (depreciation)	(1,943,788)	(228,608)	(4,488,147)	(3,015,965)
Net increase (decrease) in net assets resulting from operations	$(1,818,474)	$(214,569)	$(3,913,143)	$(2,756,008)

† Net of foreign taxes withheld of	$—	$—	$70,649	$29,948

*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2015

Statements of Operations	September 30, 2015

	AQR LARGE CAP MOMENTUM STYLE FUND	AQR SMALL CAP MOMENTUM STYLE FUND	AQR INTERNATIONAL MOMENTUM STYLE FUND	AQR EMERGING MOMENTUM STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2015	FOR THE YEAR ENDED SEPTEMBER 30, 2015	FOR THE YEAR ENDED SEPTEMBER 30, 2015	FOR THE YEAR ENDED SEPTEMBER 30, 2015
INVESTMENT INCOME:
Dividend income†	$16,252,791	$4,271,003	$8,586,915	$250,578
Securities lending income, net	—	847,901	—	1,472
Total Income	16,252,791	5,118,904	8,586,915	252,050

EXPENSES:
Investment advisory fees	2,701,224	1,592,253	1,258,598	47,806
Shareholder servicing fees	803,365	259,965	240,914	5,995
Custody fees	49,869	51,465	85,731	44,998
Administration & accounting fees	272,939	98,351	84,105	1,993
Legal fees	100,994	33,304	33,769	6,485
Audit & tax fees	45,720	41,622	51,327	49,815
Shareholder reporting fees	198,188	77,803	68,062	4,925
Transfer agent fees	954,729	366,388	309,475	19,865
Trustee fees	49,859	16,981	15,470	395
Offering costs	—	—	—	7,830
Distribution fees—Class N	201,178	21,377	101,226	3,127
Interest expense	972	583	—	—
Registration fees	81,876	69,514	65,060	52,186
Pricing fee	2,278	11,081	20,405	19,976
Other expenses	66,811	35,487	20,555	2,656
Total Expenses	5,530,002	2,676,174	2,354,697	268,052

Less fee waivers and/or reimbursements	(537,386)	(233,980)	(264,239)	(197,334)
Net Expenses	4,992,616	2,442,194	2,090,458	70,718
Net Investment Income (Loss)	11,260,175	2,676,710	6,496,457	181,332

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Net realized gain (loss) from:
Investments in securities	60,062,179	2,949,403	(19,268,065)	(1,209,364)
Foreign currency and foreign currency transactions	210	—	(191,152)	(13,026)
Futures contracts	97,579	(939,015)	(572,610)	—
Net realized gain (loss)	60,159,968	2,010,388	(20,031,827)	(1,222,390)

Net change in unrealized appreciation (depreciation) on:
Investments in securities	(65,950,193)	(9,834,873)	(15,338,194)	(761,783)
Foreign currency and foreign currency translations	(51)	—	(15,560)	(1,038)
Futures contracts	(351,253)	(358,294)	(176,545)	—
Net change in unrealized appreciation (depreciation)	(66,301,497)	(10,193,167)	(15,530,299)	(762,821)
Net realized gain (loss) and net change in unrealized appreciation (depreciation)	(6,141,529)	(8,182,779)	(35,562,126)	(1,985,211)
Net increase (decrease) in net assets resulting from operations	$5,118,646	$(5,506,069)	$(29,065,669)	$(1,803,879)

† Net of foreign taxes withheld of	$3,038	$1,755	$851,757	$24,608

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2015

Statements of Operations	September 30, 2015

	AQR TM LARGE CAP MOMENTUM STYLE FUND	AQR TM SMALL CAP MOMENTUM STYLE FUND	AQR TM INTERNATIONAL MOMENTUM STYLE FUND	AQR LARGE CAP DEFENSIVE STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2015	FOR THE YEAR ENDED SEPTEMBER 30, 2015	FOR THE YEAR ENDED SEPTEMBER 30, 2015	FOR THE YEAR ENDED SEPTEMBER 30, 2015
INVESTMENT INCOME:
Dividend income†	$1,925,896	$217,323	$1,672,490	$3,931,570
Securities lending income, net	—	37,432	—	—
Total Income	1,925,896	254,755	1,672,490	3,931,570

EXPENSES:
Investment advisory fees	333,482	80,883	265,921	468,906
Shareholder servicing fees	88,413	13,139	47,996	149,248
Custody fees	14,460	18,844	34,457	6,033
Administration & accounting fees	31,489	4,817	16,976	47,265
Legal fees	11,120	1,910	7,259	17,033
Audit & tax fees	40,735	40,203	46,237	42,707
Shareholder reporting fees	24,451	7,757	14,913	28,603
Transfer agent fees	112,074	35,366	68,374	187,632
Trustee fees	5,478	839	3,139	9,053
Distribution fees—Class N	370	342	276	53,257
Interest expense	—	—	81	389
Registration fees	46,204	42,835	45,091	58,770
Pricing fee	1,638	8,451	20,180	660
Other expenses	10,515	2,996	5,805	13,529
Total Expenses	720,429	258,382	576,705	1,083,085

Less fee waivers and/or reimbursements	(185,193)	(134,959)	(186,218)	(185,988)
Net Expenses	535,236	123,423	390,487	897,097
Net Investment Income (Loss)	1,390,660	131,332	1,282,003	3,034,473

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Net realized gain (loss) from:
Investments in securities	(1,714,723)	(175,799)	(6,816,527)	17,542,494
Foreign currency and foreign currency transactions	—	—	(27,191)	—
Futures contracts	389,528	—	—	52,127
Net realized gain (loss)	(1,325,195)	(175,799)	(6,843,718)	17,594,621

Net change in unrealized appreciation (depreciation) on:
Investments in securities	(734,317)	26,802	(1,539,122)	416,778
Foreign currency and foreign currency translations	—	—	2,432	—
Futures contracts	(49,249)	—	—	(149,568)
Net change in unrealized appreciation (depreciation)	(783,566)	26,802	(1,536,690)	267,210
Net realized gain (loss) and net change in unrealized appreciation (depreciation)	(2,108,761)	(148,997)	(8,380,408)	17,861,831
Net increase (decrease) in net assets resulting from operations	$(718,101)	$(17,665)	$(7,098,405)	$20,896,304

† Net of foreign taxes withheld of	$286	$167	$173,884	$—

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2015

Statements of Operations	September 30, 2015

	AQR INTERNATIONAL DEFENSIVE STYLE FUND	AQR EMERGING DEFENSIVE STYLE FUND	AQR GLOBAL EQUITY FUND	AQR INTERNATIONAL EQUITY FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2015	FOR THE YEAR ENDED SEPTEMBER 30, 2015	FOR THE YEAR ENDED SEPTEMBER 30, 2015	FOR THE YEAR ENDED SEPTEMBER 30, 2015
INVESTMENT INCOME:
Dividend income†	$952,144	$1,871,874	$7,461,149	$22,705,974
Securities lending income, net	—	6,238	—	—
Total Income	952,144	1,878,112	7,461,149	22,705,974

EXPENSES:
Investment advisory fees	119,902	365,256	1,248,699	3,613,729
Shareholder servicing fees	21,812	62,035	190,434	1,151,842
Custody fees	18,916	80,637	48,525	134,380
Administration & accounting fees	7,953	17,346	59,921	202,331
Legal fees	2,515	7,384	18,040	82,168
Audit & tax fees	45,143	50,095	50,689	64,404
Shareholder reporting fees	11,941	17,837	29,567	81,215
Transfer agent fees	49,286	102,002	24,339	315,194
Trustee fees	1,432	3,255	14,251	37,513
Distribution fees—Class N	447	999	3,078	98,041
Interest expense	—	253	—	—
Recoupment of waiver	—	—	4,502	—
Registration fees	51,961	54,953	47,177	65,638
Pricing fee	20,113	16,918	20,999	19,690
Other expenses	2,696	8,002	24,088	54,027
Total Expenses	354,117	786,972	1,784,309	5,920,172

Less fee waivers and/or reimbursements	(163,935)	(251,856)	(3,417)	—
Net Expenses	190,182	535,116	1,780,892	5,920,172
Net Investment Income (Loss)	761,962	1,342,996	5,680,257	16,785,802

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Net realized gain (loss) from:
Investments in securities	(518,039)	(8,187,914)	17,482,069	8,550,419
Foreign currency and foreign currency transactions	(24,207)	(242,597)	(158,813)	(1,282,336)
Forward foreign currency exchange contracts	—	—	(2,730,586)	(12,872,380)
Futures contracts	—	(287,894)	(640,053)	(414,760)
Swap contracts	—	—	227,354	3,742,644
Net realized gain (loss)	(542,246)	(8,718,405)	14,179,971	(2,276,413)

Net change in unrealized appreciation (depreciation) on:
Investments in securities	(2,714,136)	(4,661,745)	(29,851,610)	(56,386,404)
Foreign currency and foreign currency translations	849	3,792	(121,322)	(76,686)
Forward foreign currency exchange contracts	—	—	4,244,504	10,039,194
Futures contracts	—	2,028	(551,939)	(1,700,173)
Swap contracts	—	—	103,200	1,277,479
Net change in unrealized appreciation (depreciation)	(2,713,287)	(4,655,925)	(26,177,167)	(46,846,590)
Net realized gain (loss) and net change in unrealized appreciation (depreciation)	(3,255,533)	(13,374,330)	(11,997,196)	(49,123,003)
Net increase (decrease) in net assets resulting from operations	$(2,493,571)	$(12,031,334)	$(6,316,939)	$(32,337,201)

† Net of foreign taxes withheld of	$77,041	$150,717	$316,211	$1,896,698

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2015

Statements of Changes in Net Assets	September 30, 2015

	AQR LARGE CAP MULTI-STYLE FUND		AQR SMALL CAP MULTI-STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2015	FOR THE YEAR ENDED SEPTEMBER 30, 2014	FOR THE YEAR ENDED SEPTEMBER 30, 2015	FOR THE YEAR ENDED SEPTEMBER 30, 2014
OPERATIONS:
Net investment income (loss)	$8,821,418	$943,356	$244,272	$20,120
Net realized gain (loss)	(17,539,841)	1,299,259	(858,740)	124,643
Net change in unrealized appreciation (depreciation)	(42,928,966)	7,207,415	(2,230,520)	(108,107)
Net increase (decrease) in net assets resulting from operations	(51,647,389)	9,450,030	(2,844,988)	36,656

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(1,256,118)	(119,019)	(32,992)	(7,632)
Class N	(147,772)	(13,149)	(293)	(4,611)
Class R6	(289,685)	—	(274)	—
Total	(1,693,575)	(132,168)	(33,559)	(12,243)
Net realized gain:
Class I	(1,427,011)	(165,118)	(159,558)	(25,099)
Class N	(190,661)	(22,150)	(25,739)	(22,781)
Class R6	(294,996)	—	(1,122)	—
Total	(1,912,668)	(187,268)	(186,419)	(47,880)
Total distributions	(3,606,243)	(319,436)	(219,978)	(60,123)

CAPITAL TRANSACTIONS:
CLASS I (a)
Proceeds from shares sold	453,462,208	147,028,800	26,053,038	7,472,586
Reinvestment of distributions	2,314,801	284,137	192,314	32,731
Cost of shares redeemed	(113,786,483)	(9,053,445)	(6,229,549)	(1,394,579)
Net increase (decrease) from capital transactions	341,990,526	138,259,492	20,015,803	6,110,738
CLASS N
Proceeds from shares sold	62,739,741	12,485,844	12,604,768	2,686,574
Reinvestment of distributions	337,887	35,299	25,695	27,392
Cost of shares redeemed	(11,001,877)	(4,397,128)	(7,706,384)	(2,853,830)
Net increase (decrease) from capital transactions	52,075,751	8,124,015	4,924,079	(139,864)
CLASS R6
Proceeds from shares sold	604,806,891	43,024,955 (b)	10,426,076	100,000 (b)
Reinvestment of distributions	584,681	—	1,396	—
Cost of shares redeemed	(48,619,870)	(110,245)	(105,385)	—
Net increase (decrease) from capital transactions	556,771,702	42,914,710	10,322,087	100,000
Net increase (decrease) in net assets resulting from capital transactions	950,837,979	189,298,217	35,261,969	6,070,874
Total increase (decrease) in net assets	895,584,347	198,428,811	32,197,003	6,047,407

NET ASSETS:
Beginning of period	218,642,976	20,214,165	9,611,861	3,564,454
End of period	$1,114,227,323	$218,642,976	$41,808,864	$9,611,861

Undistributed accumulated net investment income (loss)	$7,912,780	$860,755	$212,998	$10,915

The accompanying notes are an integral part of these financial statements.	(continued on p. 158)

AQR Funds	Annual Report	September 2015

Statements of Changes in Net Assets	September 30, 2015

	AQR LARGE CAP MULTI-STYLE FUND		AQR SMALL CAP MULTI-STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2015	FOR THE YEAR ENDED SEPTEMBER 30, 2014	FOR THE YEAR ENDED SEPTEMBER 30, 2015	FOR THE YEAR ENDED SEPTEMBER 30, 2014
CHANGES IN SHARES OUTSTANDING:
CLASS I (a)
Shares outstanding, beginning of period	12,425,605	1,695,462	667,089	183,811
Shares sold	32,729,614	11,405,876	1,971,201	590,429
Shares issued on reinvestment of distributions	165,579	23,482	14,805	2,579
Shares redeemed	(8,273,090)	(699,215)	(487,331)	(109,730)
Shares outstanding, end of period	37,047,708	12,425,605	2,165,764	667,089
CLASS N
Shares outstanding, beginning of period	774,591	126,521	104,362	116,378
Shares sold	4,524,196	995,837	958,712	212,517
Shares issued on reinvestment of distributions	24,221	2,920	1,981	2,160
Shares redeemed	(794,642)	(350,687)	(601,389)	(226,693)
Shares outstanding, end of period	4,528,366	774,591	463,666	104,362
CLASS R6
Shares outstanding, beginning of period	3,162,925	— (b)	7,722	— (b)
Shares sold	42,819,832	3,171,171	771,282	7,722
Shares issued on reinvestment of distributions	41,823	—	107	—
Shares redeemed	(3,469,803)	(8,246)	(7,829)	—
Shares outstanding, end of period	42,554,777	3,162,925	771,282	7,722

(a)	Effective April 1, 2015, Class L Shares were renamed Class I Shares.
(b)	Commencement of offering class of shares effective July 10, 2014.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2015

Statements of Changes in Net Assets	September 30, 2015

	AQR INTERNATIONAL MULTI-STYLE FUND		AQR EMERGING MULTI-STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2015	FOR THE YEAR ENDED SEPTEMBER 30, 2014	FOR THE YEAR ENDED SEPTEMBER 30, 2015	FOR THE PERIOD 5/13/14*- 9/30/14
OPERATIONS:
Net investment income (loss)	$4,484,141	$594,297	$3,809,337	$104,365
Net realized gain (loss)	(10,741,439)	272,909	(10,325,813)	(112,270)
Net change in unrealized appreciation (depreciation)	(24,826,176)	(1,099,036)	(34,013,618)	(625,469)
Net increase (decrease) in net assets resulting from operations	(31,083,474)	(231,830)	(40,530,094)	(633,374)

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(403,490)	(141,411)	(141,008)	—
Class N	(26,584)	(15,916)	(22,750)	—
Class R6	(577,980)	—	(690)	—
Total	(1,008,054)	(157,327)	(164,448)	—
Net realized gain:
Class I	(166,855)	—	—	—
Class N	(13,559)	—	—	—
Class R6	(214,047)	—	—	—
Total	(394,461)	—	—	—
Total distributions	(1,402,515)	(157,327)	(164,448)	—

CAPITAL TRANSACTIONS:
CLASS I (a)
Proceeds from shares sold	28,507,436	14,427,190	51,143,674	12,126,995
Reinvestment of distributions	569,269	141,411	141,008	—
Cost of shares redeemed	(11,623,854)	(3,730,566)	(10,102,839)	(20,114)
Net increase (decrease) from capital transactions	17,452,851	10,838,035	41,181,843	12,106,881
CLASS N
Proceeds from shares sold	5,611,389	1,369,545	6,496,864	2,486,920
Reinvestment of distributions	39,182	15,916	22,750	—
Cost of shares redeemed	(3,746,127)	(810,724)	(3,479,794)	(5,760)
Net increase (decrease) from capital transactions	1,904,444	574,737	3,039,820	2,481,160
CLASS R6
Proceeds from shares sold	268,169,384	27,011,110 (b)	182,921,207	100,000 (b)
Reinvestment of distributions	792,027	—	690	—
Cost of shares redeemed	(25,761,136)	(102,584)	(11,514,345)	—
Net increase (decrease) from capital transactions	243,200,275	26,908,526	171,407,552	100,000
Net increase (decrease) in net assets resulting from capital transactions	262,557,570	38,321,298	215,629,215	14,688,041
Total increase (decrease) in net assets	230,071,581	37,932,141	174,934,673	14,054,667

NET ASSETS:
Beginning of period	55,896,488	17,964,347	14,054,667	—
End of period	$285,968,069	$55,896,488	$188,989,340	$14,054,667

Undistributed accumulated net investment income (loss)	$3,852,002	$625,820	$3,917,919	$114,542

The accompanying notes are an integral part of these financial statements.	(continued on p. 160)

AQR Funds	Annual Report	September 2015

Statements of Changes in Net Assets	September 30, 2015

	AQR INTERNATIONAL MULTI-STYLE FUND		AQR EMERGING MULTI-STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2015	FOR THE YEAR ENDED SEPTEMBER 30, 2014	FOR THE YEAR ENDED SEPTEMBER 30, 2015	FOR THE PERIOD 5/13/14*- 9/30/14
CHANGES IN SHARES OUTSTANDING:
CLASS I (a)
Shares outstanding, beginning of period	2,331,110	1,401,327	1,161,585	—
Shares sold	2,593,860	1,236,200	5,827,607	1,163,451
Shares issued on reinvestment of distributions	52,661	12,372	14,582	—
Shares redeemed	(1,056,716)	(318,789)	(1,022,048)	(1,866)
Shares outstanding, end of period	3,920,915	2,331,110	5,981,726	1,161,585
CLASS N
Shares outstanding, beginning of period	240,807	191,136	239,916	—
Shares sold	501,312	117,386	667,815	240,482
Shares issued on reinvestment of distributions	3,621	1,392	2,355	—
Shares redeemed	(339,578)	(69,107)	(360,240)	(566)
Shares outstanding, end of period	406,162	240,807	549,846	239,916
CLASS R6
Shares outstanding, beginning of period	2,303,191	— (b)	9,551	— (b)
Shares sold	23,663,755	2,312,075	17,730,277	9,551
Shares issued on reinvestment of distributions	73,404	—	71	—
Shares redeemed	(2,345,187)	(8,884)	(1,212,052)	—
Shares outstanding, end of period	23,695,163	2,303,191	16,527,847	9,551

*	Commencement of operations.
(a)	Effective April 1, 2015, Class L Shares were renamed Class I Shares.
(b)	Commencement of offering class of shares effective July 10, 2014.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2015

Statements of Changes in Net Assets	September 30, 2015

	AQR TM LARGE CAP MULTI-STYLE FUND	AQR TM SMALL CAP MULTI-STYLE FUND	AQR TM INTERNATIONAL MULTI-STYLE FUND	AQR TM EMERGING MULTI-STYLE FUND
	FOR THE PERIOD 2/11/15*- 9/30/15	FOR THE PERIOD 2/11/15*- 9/30/15	FOR THE PERIOD 2/11/15*- 9/30/15	FOR THE PERIOD 2/11/15*- 9/30/15
OPERATIONS:
Net investment income (loss)	$125,314	$14,039	$575,004	$259,957
Net realized gain (loss)	(105,465)	(8,431)	(846,771)	(594,460)
Net change in unrealized appreciation (depreciation)	(1,838,323)	(220,177)	(3,641,376)	(2,421,505)
Net increase (decrease) in net assets resulting from operations	(1,818,474)	(214,569)	(3,913,143)	(2,756,008)

CAPITAL TRANSACTIONS:
CLASS I (a)
Proceeds from shares sold	2,399,875	1,942,079	3,758,322	3,658,322
Cost of shares redeemed	(187,312)	(177,223)	(322,336)	(262,727)
Net increase (decrease) from capital transactions	2,212,563	1,764,856	3,435,986	3,395,595
CLASS N
Proceeds from shares sold	246,921	240,900	262,560	1,206,418
Cost of shares redeemed	(102,252)	(100,700)	(107,281)	(122,033)
Net increase (decrease) from capital transactions	144,669	140,200	155,279	1,084,385
CLASS R6
Proceeds from shares sold	31,455,583	3,612,600	49,173,048	18,938,392
Cost of shares redeemed	(3,069,148)	(1,812,600)	(4,122,563)	(1,413,989)
Net increase (decrease) from capital transactions	28,386,435	1,800,000	45,050,485	17,524,403
Net increase (decrease) in net assets resulting from capital transactions	30,743,667	3,705,056	48,641,750	22,004,383
Total increase (decrease) in net assets	28,925,193	3,490,487	44,728,607	19,248,375

NET ASSETS:
Beginning of period	—	—	—	—
End of period	$28,925,193	$3,490,487	$44,728,607	$19,248,375

Undistributed accumulated net investment income (loss)	$131,665	$20,214	$580,570	$260,708

CHANGES IN SHARES OUTSTANDING:
CLASS I (a)
Shares outstanding, beginning of period	—	—	—	—
Shares sold	240,148	202,916	372,890	389,114
Shares redeemed	(18,542)	(18,219)	(31,280)	(29,889)
Shares outstanding, end of period	221,606	184,697	341,610	359,225
CLASS N
Shares outstanding, beginning of period	—	—	—	—
Shares sold	24,461	23,941	25,323	120,009
Shares redeemed	(10,098)	(10,000)	(10,092)	(13,893)
Shares outstanding, end of period	14,363	13,941	15,231	106,116
CLASS R6
Shares outstanding, beginning of period	—	—	—	—
Shares sold	3,139,230	360,000	4,790,830	1,985,791
Shares redeemed	(305,698)	(180,000)	(395,674)	(136,489)
Shares outstanding, end of period	2,833,532	180,000	4,395,156	1,849,302

*	Commencement of operations.
(a)	Effective April 1, 2015, Class L Shares were renamed Class I Shares.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2015

Statements of Changes in Net Assets	September 30, 2015

	AQR LARGE CAP MOMENTUM STYLE FUND		AQR SMALL CAP MOMENTUM STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2015	FOR THE YEAR ENDED SEPTEMBER 30, 2014	FOR THE YEAR ENDED SEPTEMBER 30, 2015	FOR THE YEAR ENDED SEPTEMBER 30, 2014
OPERATIONS:
Net investment income (loss)	$11,260,175	$5,087,759	$2,676,710	$8,449
Net realized gain (loss)	60,159,968	101,076,923	2,010,388	34,792,987
Net change in unrealized appreciation (depreciation)	(66,301,497)	35,512,263	(10,193,167)	(28,508,882)
Net increase (decrease) in net assets resulting from operations	5,118,646	141,676,945	(5,506,069)	6,292,554

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(5,966,543)	(5,167,616)	(520,487)	(710,780)
Class N	(274,098)	(276,437)	—	(7,577)
Class R6	(3,434)	—	(776)	—
Total	(6,244,075)	(5,444,053)	(521,263)	(718,357)
Net realized gain:
Class I	(84,910,757)	(33,760,872)	(34,089,287)	(16,031,831)
Class N	(7,008,345)	(3,094,983)	(840,081)	(173,722)
Class R6	(37,242)	—	(24,737)	—
Total	(91,956,344)	(36,855,855)	(34,954,105)	(16,205,553)
Total distributions	(98,200,419)	(42,299,908)	(35,475,368)	(16,923,910)

CAPITAL TRANSACTIONS:
CLASS I (a)
Proceeds from shares sold	211,226,314	274,204,732	161,169,039	95,966,031
Reinvestment of distributions	90,741,389	38,899,012	34,230,950	16,540,167
Cost of shares redeemed	(298,024,764)	(170,601,504)	(149,534,654)	(43,807,285)
Net increase (decrease) from capital transactions	3,942,939	142,502,240	45,865,335	68,698,913
CLASS N
Proceeds from shares sold	16,481,731	17,442,474	2,574,174	6,515,783
Reinvestment of distributions	7,275,650	3,371,420	840,081	181,300
Cost of shares redeemed	(28,023,112)	(19,840,237)	(1,567,273)	(750,386)
Net increase (decrease) from capital transactions	(4,265,731)	973,657	1,846,982	5,946,697
CLASS R6
Proceeds from shares sold	73,727,793	131,980 (b)	90,053,626	100,000 (b)
Reinvestment of distributions	40,676	—	25,513	—
Cost of shares redeemed	(7,379,515)	—	(3,424,682)	—
Net increase (decrease) from capital transactions	66,388,954	131,980	86,654,457	100,000
Net increase (decrease) in net assets resulting from capital transactions	66,066,162	143,607,877	134,366,774	74,745,610
Total increase (decrease) in net assets	(27,015,611)	242,984,914	93,385,337	64,114,254

NET ASSETS:
Beginning of period	1,032,638,359	789,653,445	308,458,037	244,343,783
End of period	$1,005,622,748	$1,032,638,359	$401,843,374	$308,458,037

Undistributed accumulated net investment income (loss)	$7,544,244	$3,514,799	$1,891,375	$(21,760)

The accompanying notes are an integral part of these financial statements.	(continued on p. 163)

AQR Funds	Annual Report	September 2015

Statements of Changes in Net Assets	September 30, 2015

	AQR LARGE CAP MOMENTUM STYLE FUND		AQR SMALL CAP MOMENTUM STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2015	FOR THE YEAR ENDED SEPTEMBER 30, 2014	FOR THE YEAR ENDED SEPTEMBER 30, 2015	FOR THE YEAR ENDED SEPTEMBER 30, 2014
CHANGES IN SHARES OUTSTANDING:
CLASS I (a)
Shares outstanding, beginning of period	43,544,682	36,612,813	14,280,666	11,146,293
Shares sold	9,913,694	13,062,922	7,627,885	4,362,937
Shares issued on reinvestment of distributions	4,352,105	1,906,814	1,676,344	752,852
Shares redeemed	(14,016,065)	(8,037,867)	(7,027,002)	(1,981,416)
Shares outstanding, end of period	43,794,416	43,544,682	16,557,893	14,280,666
CLASS N
Shares outstanding, beginning of period	3,628,327	3,583,368	342,381	76,765
Shares sold	775,166	824,822	122,447	292,076
Shares issued on reinvestment of distributions	348,952	165,266	41,282	8,271
Shares redeemed	(1,312,443)	(945,129)	(74,581)	(34,731)
Shares outstanding, end of period	3,440,002	3,628,327	431,529	342,381
CLASS R6
Shares outstanding, beginning of period	5,987	— (b)	4,529	— (b)
Shares sold	3,496,747	5,987	4,213,475	4,529
Shares issued on reinvestment of distributions	1,954	—	1,251	—
Shares redeemed	(346,453)	—	(163,042)	—
Shares outstanding, end of period	3,158,235	5,987	4,056,213	4,529

(a)	Effective April 1, 2015, Class L Shares were renamed Class I Shares.
(b)	Commencement of offering class of shares effective July 10, 2014.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2015

Statements of Changes in Net Assets	September 30, 2015

	AQR INTERNATIONAL MOMENTUM STYLE FUND		AQR EMERGING MOMENTUM STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2015	FOR THE YEAR ENDED SEPTEMBER 30, 2014	FOR THE YEAR ENDED SEPTEMBER 30, 2015	FOR THE PERIOD 5/13/14*- 9/30/14
OPERATIONS:
Net investment income (loss)	$6,496,457	$5,343,481	$181,332	$56,227
Net realized gain (loss)	(20,031,827)	8,360,764	(1,222,390)	(38,390)
Net change in unrealized appreciation (depreciation)	(15,530,299)	(17,399,020)	(762,821)	(147,796)
Net increase (decrease) in net assets resulting from operations	(29,065,669)	(3,694,775)	(1,803,879)	(129,959)

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(5,801,763)	(3,959,589)	(65,400)	—
Class N	(766,472)	(609,999)	(8,023)	—
Class R6	(2,173)	—	(894)	—
Total	(6,570,408)	(4,569,588)	(74,317)	—
Net realized gain:
Class I	(3,099,138)	—	—	—
Class N	(466,349)	—	—	—
Class R6	(1,071)	—	—	—
Total	(3,566,558)	—	—	—
Total distributions	(10,136,966)	(4,569,588)	(74,317)	—

CAPITAL TRANSACTIONS:
CLASS I (a)
Proceeds from shares sold	97,248,698	122,678,856	4,293,630	6,393,787
Reinvestment of distributions	8,899,111	3,958,755	65,400	—
Cost of shares redeemed	(96,079,086)	(58,524,145)	(2,372,015)	(10,053)
Net increase (decrease) from capital transactions	10,068,723	68,113,466	1,987,015	6,383,734
CLASS N
Proceeds from shares sold	7,066,299	8,948,915	378,938	1,034,945
Reinvestment of distributions	1,232,821	609,999	8,023	—
Cost of shares redeemed	(8,527,367)	(10,024,019)	(63,400)	—
Net increase (decrease) from capital transactions	(228,247)	(465,105)	323,561	1,034,945
CLASS R6
Proceeds from shares sold	35,571,124	100,000 (b)	1,370	100,000 (b)
Reinvestment of distributions	3,244	—	894	—
Cost of shares redeemed	(2,500,800)	—	—	—
Net increase (decrease) from capital transactions	33,073,568	100,000	2,264	100,000
Net increase (decrease) in net assets resulting from capital transactions	42,914,044	67,748,361	2,312,840	7,518,679
Total increase (decrease) in net assets	3,711,409	59,483,998	434,644	7,388,720

NET ASSETS:
Beginning of period	319,988,542	260,504,544	7,388,720	—
End of period	$323,699,951	$319,988,542	$7,823,364	$7,388,720

Undistributed accumulated net investment income (loss)	$4,894,430	$4,582,405	$165,138	$57,182

The accompanying notes are an integral part of these financial statements.	(continued on p. 165)

AQR Funds	Annual Report	September 2015

Statements of Changes in Net Assets	September 30, 2015

	AQR INTERNATIONAL MOMENTUM STYLE FUND		AQR EMERGING MOMENTUM STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2015	FOR THE YEAR ENDED SEPTEMBER 30, 2014	FOR THE YEAR ENDED SEPTEMBER 30, 2015	FOR THE PERIOD 5/13/14*- 9/30/14
CHANGES IN SHARES OUTSTANDING:
CLASS I (a)
Shares outstanding, beginning of period	18,723,227	14,326,003	625,023	—
Shares sold	6,823,888	7,953,475	424,961	625,968
Shares issued on reinvestment of distributions	637,472	258,404	6,877	—
Shares redeemed	(6,755,578)	(3,814,655)	(259,097)	(945)
Shares outstanding, end of period	19,429,009	18,723,227	797,764	625,023
CLASS N
Shares outstanding, beginning of period	2,690,049	2,721,721	103,336	—
Shares sold	497,298	580,437	39,542	103,336
Shares issued on reinvestment of distributions	88,501	39,895	844	—
Shares redeemed	(597,267)	(652,004)	(6,924)	—
Shares outstanding, end of period	2,678,581	2,690,049	136,798	103,336
CLASS R6
Shares outstanding, beginning of period	6,435	— (b)	9,407	—	(b)
Shares sold	2,511,328	6,435	161	9,407
Shares issued on reinvestment of distributions	233	—	94	—
Shares redeemed	(171,235)	—	—	—
Shares outstanding, end of period	2,346,761	6,435	9,662	9,407

*	Commencement of operations.
(a)	Effective April 1, 2015, Class L Shares were renamed Class I Shares.
(b)	Commencement of offering class of shares effective July 10, 2014.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2015

Statements of Changes in Net Assets	September 30, 2015

	AQR TM LARGE CAP MOMENTUM STYLE FUND		AQR TM SMALL CAP MOMENTUM STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2015	FOR THE YEAR ENDED SEPTEMBER 30, 2014	FOR THE YEAR ENDED SEPTEMBER 30, 2015	FOR THE YEAR ENDED SEPTEMBER 30, 2014
OPERATIONS:
Net investment income (loss)	$1,390,660	$380,075	$131,332	$4,561
Net realized gain (loss)	(1,325,195)	1,570,147	(175,799)	418,735
Net change in unrealized appreciation (depreciation)	(783,566)	6,934,858	26,802	(703,349)
Net increase (decrease) in net assets resulting from operations	(718,101)	8,885,080	(17,665)	(280,053)

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(570,768)	(128,737)	(14,503)	(21,215)
Class N	(366)	(55)	—	(33)
Class R6	(587)	—	(257)	—
Total	(571,721)	(128,792)	(14,760)	(21,248)
Net realized gain:
Class I	(1,895,534)	(317,031)	(537,085)	(139,024)
Class N	(2,336)	(940)	(4,583)	(2,068)
Class R6	(1,710)	—	(3,495)	—
Total	(1,899,580)	(317,971)	(545,163)	(141,092)
Total distributions	(2,471,301)	(446,763)	(559,923)	(162,340)

CAPITAL TRANSACTIONS:
CLASS I (a)
Proceeds from shares sold	46,249,904	79,287,715	13,596,226	14,374,949
Reinvestment of distributions	2,465,957	445,768	551,580	160,239
Cost of shares redeemed	(94,078,583)	(8,524,640)	(8,271,400)	(6,173,028)
Net increase (decrease) from capital transactions	(45,362,722)	71,208,843	5,876,406	8,362,160
CLASS N
Proceeds from shares sold	59,000	1,500	—	1,448
Reinvestment of distributions	2,702	995	4,583	2,101
Cost of shares redeemed	(48,058)	—	—	—
Net increase (decrease) from capital transactions	13,644	2,495	4,583	3,549
CLASS R6
Proceeds from shares sold	86,282,195	100,000 (b)	—	100,000 (b)
Reinvestment of distributions	2,297	—	3,752	—
Cost of shares redeemed	(12,835,621)	—	—	—
Net increase (decrease) from capital transactions	73,448,871	100,000	3,752	100,000
Net increase (decrease) in net assets resulting from capital transactions	28,099,793	71,311,338	5,884,741	8,465,709
Total increase (decrease) in net assets	24,910,391	79,749,655	5,307,153	8,023,316

NET ASSETS:
Beginning of period	101,574,280	21,824,625	14,909,535	6,886,219
End of period	$126,484,671	$101,574,280	$20,216,688	$14,909,535

Undistributed accumulated net investment income (loss)	$1,077,518	$320,304	$108,541	$(6,613)

The accompanying notes are an integral part of these financial statements.	(continued on p. 167)

AQR Funds	Annual Report	September 2015

Statements of Changes in Net Assets	September 30, 2015

	AQR TM LARGE CAP MOMENTUM STYLE FUND			AQR TM SMALL CAP MOMENTUM STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2015	FOR THE YEAR ENDED SEPTEMBER 30, 2014		FOR THE YEAR ENDED SEPTEMBER 30, 2015	FOR THE YEAR ENDED SEPTEMBER 30, 2014
CHANGES IN SHARES OUTSTANDING:
CLASS I (a)
Shares outstanding, beginning of period	6,375,044	1,596,498		998,131	455,448
Shares sold	2,855,438	5,314,373		875,065	943,530
Shares issued on reinvestment of distributions	151,565	30,365		35,910	10,358
Shares redeemed	(5,768,903)	(566,192)		(531,187)	(411,205)
Shares outstanding, end of period	3,613,144	6,375,044		1,377,919	998,131
CLASS N
Shares outstanding, beginning of period	8,660	8,489		8,489	8,251
Shares sold	3,546	103		—	102
Shares issued on reinvestment of distributions	166	68		299	136
Shares redeemed	(2,915)	—		—	—
Shares outstanding, end of period	9,457	8,660		8,788	8,489
CLASS R6
Shares outstanding, beginning of period	6,337	—(b	)	6,472	—	(b)
Shares sold	5,283,178	6,337		—	6,472
Shares issued on reinvestment of distributions	141	—		245	—
Shares redeemed	(771,940)	—		—	—
Shares outstanding, end of period	4,517,716	6,337		6,717	6,472

(a)	Effective April 1, 2015, Class L Shares were renamed Class I Shares.
(b)	Commencement of offering class of shares effective July 10, 2014.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2015

Statements of Changes in Net Assets	September 30, 2015

	AQR TM INTERNATIONAL MOMENTUM STYLE FUND		AQR LARGE CAP DEFENSIVE STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2015	FOR THE YEAR ENDED SEPTEMBER 30, 2014	FOR THE YEAR ENDED SEPTEMBER 30, 2015	FOR THE YEAR ENDED SEPTEMBER 30, 2014
OPERATIONS:
Net investment income (loss)	$1,282,003	$1,013,561	$3,034,473	$3,314,889
Net realized gain (loss)	(6,843,718)	(426,846)	17,594,621	4,860,334
Net change in unrealized appreciation (depreciation)	(1,536,690)	(1,693,193)	267,210	24,266,505
Net increase (decrease) in net assets resulting from operations	(7,098,405)	(1,106,478)	20,896,304	32,441,728

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(1,175,400)	(171,579)	(3,243,005)	(1,166,110)
Class N	(1,938)	(189)	(320,128)	(124,307)
Class R6	(1,973)	—	(2,267)	—
Total	(1,179,311)	(171,768)	(3,565,400)	(1,290,417)
Net realized gain:
Class I	(271,071)	(457,829)	(4,763,948)	(590,291)
Class N	(502)	(1,358)	(581,240)	(75,618)
Class R6	(428)	—	(2,984)	—
Total	(272,001)	(459,187)	(5,348,172)	(665,909)
Total distributions	(1,451,312)	(630,955)	(8,913,572)	(1,956,326)

CAPITAL TRANSACTIONS:
CLASS I (a)
Proceeds from shares sold	34,627,692	74,819,447	86,200,229	61,663,509
Reinvestment of distributions	1,446,199	629,408	8,002,469	1,756,401
Cost of shares redeemed	(88,358,791)	(9,509,891)	(171,466,612)	(21,323,604)
Net increase (decrease) from capital transactions	(52,284,900)	65,938,964	(77,263,914)	42,096,306
CLASS N
Proceeds from shares sold	—	—	26,517,517	7,749,037
Reinvestment of distributions	2,440	1,547	901,368	199,925
Cost of shares redeemed	—	—	(26,705,671)	(3,257,910)
Net increase (decrease) from capital transactions	2,440	1,547	713,214	4,691,052
CLASS R6
Proceeds from shares sold	58,393,918	100,000 (b)	—	100,000 (c)
Reinvestment of distributions	2,401	—	5,251	—
Cost of shares redeemed	(7,591,717)	—	—	—
Net increase (decrease) from capital transactions	50,804,602	100,000	5,251	100,000
Net increase (decrease) in net assets resulting from capital transactions	(1,477,858)	66,040,511	(76,545,449)	46,887,358
Total increase (decrease) in net assets	(10,027,575)	64,303,078	(64,562,717)	77,372,760

NET ASSETS:
Beginning of period	81,832,339	17,529,261	253,769,027	176,396,267
End of period	$71,804,764	$81,832,339	$189,206,310	$253,769,027

Undistributed accumulated net investment income (loss)	$1,024,613	$974,879	$2,088,036	$2,622,469

The accompanying notes are an integral part of these financial statements.	(continued on p. 169)

AQR Funds	Annual Report	September 2015

Statements of Changes in Net Assets	September 30, 2015

	AQR TM INTERNATIONAL MOMENTUM STYLE FUND			AQR LARGE CAP DEFENSIVE STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2015	FOR THE YEAR ENDED SEPTEMBER 30, 2014		FOR THE YEAR ENDED SEPTEMBER 30, 2015	FOR THE YEAR ENDED SEPTEMBER 30, 2014
CHANGES IN SHARES OUTSTANDING:
CLASS I (a)
Shares outstanding, beginning of period	6,235,784	1,321,265		15,984,434	12,763,386
Shares sold	2,765,327	5,579,502		5,842,476	4,666,997
Shares issued on reinvestment of distributions	117,101	47,539		551,514	135,525
Shares redeemed	(7,092,042)	(712,522)		(11,556,442)	(1,581,474)
Shares outstanding, end of period	2,026,170	6,235,784		10,821,982	15,984,434
CLASS N
Shares outstanding, beginning of period	8,584	8,468		2,054,040	1,700,634
Shares sold	—	—		1,775,969	579,637
Shares issued on reinvestment of distributions	198	116		62,035	15,426
Shares redeemed	—	—		(1,799,183)	(241,657)
Shares outstanding, end of period	8,782	8,584		2,092,861	2,054,040
CLASS R6
Shares outstanding, beginning of period	7,321	—	(b)	7,077	— (c)
Shares sold	4,688,648	7,321		—	7,077
Shares issued on reinvestment of distributions	194	—		363	—
Shares redeemed	(593,368)	—		—	—
Shares outstanding, end of period	4,102,795	7,321		7,440	7,077

(a)	Effective April 1, 2015, Class L Shares were renamed Class I Shares for AQR TM International Momentum Style Fund.
(b)	Commencement of offering class of shares effective July 10, 2014.
(c)	Commencement of offering class of shares effective September 2, 2014.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2015

Statements of Changes in Net Assets	September 30, 2015

	AQR INTERNATIONAL DEFENSIVE STYLE FUND		AQR EMERGING DEFENSIVE STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2015	FOR THE YEAR ENDED SEPTEMBER 30, 2014	FOR THE YEAR ENDED SEPTEMBER 30, 2015	FOR THE YEAR ENDED SEPTEMBER 30, 2014
OPERATIONS:
Net investment income (loss)	$761,962	$647,668	$1,342,996	$1,217,488
Net realized gain (loss)	(542,246)	666,194	(8,718,405)	(86,716)
Net change in unrealized appreciation (depreciation)	(2,713,287)	213,563	(4,655,925)	(141,210)
Net increase (decrease) in net assets resulting from operations	(2,493,571)	1,527,425	(12,031,334)	989,562

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(709,481)	(298,045)	(1,397,556)	(351,637)
Class N	—	(20,141)	—	(27,047)
Class R6	(2,619)	—	(1,702)	—
Total	(712,100)	(318,186)	(1,399,258)	(378,684)
Net realized gain:
Class I	(631,276)	(203,528)	—	(270)
Class N	(3,943)	(15,609)	—	(26)
Class R6	(2,162)	—	—	—
Total	(637,381)	(219,137)	—	(296)
Total distributions	(1,349,481)	(537,323)	(1,399,258)	(378,980)

CAPITAL TRANSACTIONS:
CLASS I
Proceeds from shares sold	17,136,089	13,162,903	52,553,380	55,390,696
Reinvestment of distributions	1,337,505	501,573	1,392,152	351,907
Cost of shares redeemed	(7,791,797)	(4,900,870)	(83,482,698)	(15,823,368)
Net increase (decrease) from capital transactions	10,681,797	8,763,606	(29,537,166)	39,919,235
CLASS N
Proceeds from shares sold	40,193	619,886	17,599	2,747,201
Reinvestment of distributions	3,943	35,750	—	27,073
Cost of shares redeemed	(339,848)	(1,420,052)	(882,569)	(4,288,740)
Net increase (decrease) from capital transactions	(295,712)	(764,416)	(864,970)	(1,514,466)
CLASS R6
Proceeds from shares sold	—	100,000 (a)	—	100,000 (a)
Reinvestment of distributions	4,781	—	1,702	—
Net increase (decrease) from capital transactions	4,781	100,000	1,702	100,000
Net increase (decrease) in net assets resulting from capital transactions	10,390,866	8,099,190	(30,400,434)	38,504,769
Total increase (decrease) in net assets	6,547,814	9,089,292	(43,831,026)	39,115,351
NET ASSETS:
Beginning of period	27,872,786	18,783,494	71,180,599	32,065,248
End of period	$34,420,600	$27,872,786	$27,349,573	$71,180,599

Undistributed accumulated net investment income (loss)	$617,686	$570,218	$921,629	$1,037,144

The accompanying notes are an integral part of these financial statements.	(continued on p. 171)

AQR Funds	Annual Report	September 2015

Statements of Changes in Net Assets	September 30, 2015

	AQR INTERNATIONAL DEFENSIVE STYLE FUND		AQR EMERGING DEFENSIVE STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2015	FOR THE YEAR ENDED SEPTEMBER 30, 2014	FOR THE YEAR ENDED SEPTEMBER 30, 2015	FOR THE YEAR ENDED SEPTEMBER 30, 2014
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period	2,208,372	1,483,573	6,698,530	2,870,660
Shares sold	1,458,582	1,077,372	5,361,095	5,330,312
Shares issued on reinvestment of distributions	115,902	42,833	144,865	35,261
Shares redeemed	(661,337)	(395,406)	(8,890,419)	(1,537,703)
Shares outstanding, end of period	3,121,519	2,208,372	3,314,071	6,698,530
CLASS N
Shares outstanding, beginning of period	37,419	97,048	97,323	252,784
Shares sold	3,258	51,469	1,781	268,249
Shares issued on reinvestment of distributions	333	3,053	—	2,710
Shares redeemed	(28,454)	(114,151)	(92,685)	(426,420)
Shares outstanding, end of period	12,556	37,419	6,419	97,323
CLASS R6
Shares outstanding, beginning of period	7,680	— (a)	8,969	— (a)
Shares sold	—	7,680	—	8,969
Shares issued on reinvestment of distributions	416	—	177	—
Shares outstanding, end of period	8,096	7,680	9,146	8,969

(a)	Commencement of offering class of shares effective September 2, 2014.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2015

Statements of Changes in Net Assets	September 30, 2015

	AQR GLOBAL EQUITY FUND		AQR INTERNATIONAL EQUITY FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2015	FOR THE YEAR ENDED SEPTEMBER 30, 2014	FOR THE YEAR ENDED SEPTEMBER 30, 2015	FOR THE YEAR ENDED SEPTEMBER 30, 2014
OPERATIONS:
Net investment income (loss)	$5,680,257	$5,269,670	$16,785,802	$22,167,199
Net realized gain (loss)	14,179,971	37,464,970	(2,276,413)	48,333,903
Net change in unrealized appreciation (depreciation)	(26,177,167)	(10,474,096)	(46,846,590)	(56,188,588)
Net increase (decrease) in net assets resulting from operations	(6,316,939)	32,260,544	(32,337,201)	14,312,514

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(44,059)	(36,899)	(7,468,588)	(4,237,446)
Class N	(33,397)	(18,310)	(1,067,058)	(546,390)
Class R6	(1,362,728)	—	(3,120,675)	—
Class Y	(4,184,608)	(7,647,702)	(12,814,382)	(10,825,380)
Total	(5,624,792)	(7,702,911)	(24,470,703)	(15,609,216)
Net realized gain:
Class I	(252,903)	(501,061)	(12,413,847)	(16,832,213)
Class N	(201,754)	(279,116)	(1,953,495)	(2,380,187)
Class R6	(7,229,201)	—	(4,966,615)	—
Class Y	(20,189,254)	(95,565,434)	(19,017,323)	(37,157,362)
Total	(27,873,112)	(96,345,611)	(38,351,280)	(56,369,762)
Total distributions	(33,497,904)	(104,048,522)	(62,821,983)	(71,978,978)

CAPITAL TRANSACTIONS:
CLASS I
Proceeds from shares sold	36,134,787	1,438,596	152,854,438	65,273,533
Reinvestment of distributions	290,801	537,960	17,337,012	18,516,502
Cost of shares redeemed	(2,514,719)	(397,127)	(60,857,843)	(59,389,281)
Net increase (decrease) from capital transactions	33,910,869	1,579,429	109,333,607	24,400,754
CLASS N
Proceeds from shares sold	1,427,222	776,669	8,515,077	14,334,638
Reinvestment of distributions	235,151	297,426	2,881,032	2,900,390
Cost of shares redeemed	(1,826,441)	(458,917)	(9,639,791)	(7,023,943)
Net increase (decrease) from capital transactions	(164,068)	615,178	1,756,318	10,211,085
CLASS R6
Proceeds from shares sold	10,400,000	72,600,000 (a)	1,925,813	151,263,962 (a)
Reinvestment of distributions	8,591,929	—	8,087,290	—
Cost of shares redeemed	—	(105,977)	(74,041,677)	(43,566,107)
Net increase (decrease) from capital transactions	18,991,929	72,494,023	(64,028,574)	107,697,855
CLASS Y
Proceeds from shares sold	2,812,030	—	—	—
Reinvestment of distributions	24,373,862	103,213,136	31,831,705	47,982,742
Cost of shares redeemed	(272,727)	(70,579,444)	(34,988,570)	(159,763,962)
Redemption fees	5,514	70,534	35,000	8,625
Net increase (decrease) from capital transactions	26,918,679	32,704,226	(3,121,865)	(111,772,595)
Net increase (decrease) in net assets resulting from capital transactions	79,657,409	107,392,856	43,939,486	30,537,099
Total increase (decrease) in net assets	39,842,566	35,604,878	(51,219,698)	(27,129,365)

NET ASSETS:
Beginning of period	292,302,592	256,697,714	790,030,748	817,160,113
End of period	$332,145,158	$292,302,592	$738,811,050	$790,030,748

Undistributed accumulated net investment income (loss)	$4,287,622	$4,114,595	$12,683,217	$18,305,482

The accompanying notes are an integral part of these financial statements.	(continued on p. 173)

AQR Funds	Annual Report	September 2015

Statements of Changes in Net Assets	September 30, 2015

	AQR GLOBAL EQUITY FUND		AQR INTERNATIONAL EQUITY FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2015	FOR THE YEAR ENDED SEPTEMBER 30, 2014	FOR THE YEAR ENDED SEPTEMBER 30, 2015	FOR THE YEAR ENDED SEPTEMBER 30, 2014
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period	279,524	94,701	22,556,156	20,333,041
Shares sold	4,367,231	164,697	14,903,085	5,586,553
Shares issued on reinvestment of distributions	35,946	63,067	1,742,414	1,641,534
Shares redeemed	(301,902)	(42,941)	(5,824,538)	(5,004,972)
Shares outstanding, end of period	4,380,799	279,524	33,377,117	22,556,156
CLASS N
Shares outstanding, beginning of period	127,426	53,682	3,527,546	2,654,916
Shares sold	162,394	86,939	801,790	1,212,704
Shares issued on reinvestment of distributions	29,284	35,033	284,406	252,647
Shares redeemed	(220,181)	(48,228)	(910,247)	(592,721)
Shares outstanding, end of period	98,923	127,426	3,703,495	3,527,546
CLASS R6
Shares outstanding, beginning of period	8,489,461	— (a)	8,984,668	— (a)
Shares sold	1,288,724	8,500,955	183,148	12,579,407
Shares issued on reinvestment of distributions	1,058,119	—	770,218	—
Shares redeemed	—	(11,494)	(6,725,068)	(3,594,739)
Shares outstanding, end of period	10,836,304	8,489,461	3,212,966	8,984,668
CLASS Y
Shares outstanding, beginning of period	23,708,830	19,044,183	34,443,561	43,655,846
Shares sold	322,420	—	—	—
Shares issued on reinvestment of distributions	2,998,015	12,057,609	3,031,591	4,045,762
Shares redeemed	(33,810)	(7,392,962)	(3,173,164)	(13,258,047)
Shares outstanding, end of period	26,995,455	23,708,830	34,301,988	34,443,561

(a)	Commencement of offering class of shares effective January 8, 2014.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2015

Financial Highlights	September 30, 2015

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]				Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
AQR LARGE CAP MULTI-STYLE FUND CLASS I16
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$13.36	0.16		(0.15)	0.01	(0.06)	(0.06)	(0.12)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$11.09	0.15		2.21	2.36	(0.04)	(0.05)	(0.09)
FOR THE PERIOD 3/26/13[6]—9/30/13	$10.00	0.06	[7]	1.03	1.09	—	—	—
AQR LARGE CAP MULTI-STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$13.33	0.13		(0.16)	(0.03)	(0.05)	(0.06)	(0.11)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$11.09	0.11		2.21	2.32	(0.03)	(0.05)	(0.08)
FOR THE PERIOD 3/26/13[6]—9/30/13	$10.00	0.04	[7]	1.05	1.09	—	—	—
AQR LARGE CAP MULTI-STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$13.36	0.18		(0.17)	0.01	(0.06)	(0.06)	(0.12)
FOR THE PERIOD 7/10/14[10]—9/30/14	$13.32	0.04		0.00 [11]	0.04	—	—	—
AQR SMALL CAP MULTI-STYLE FUND CLASS I16
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$12.34	0.12	[17]	0.02 [12]	0.14	(0.03)	(0.15)	(0.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$11.88	0.05	[13]	0.57	0.62	(0.04)	(0.12)	(0.16)
FOR THE PERIOD 3/26/13[6]—9/30/13	$10.00	0.03	[7]	1.85	1.88	—	—	—
AQR SMALL CAP MULTI-STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$12.30	0.09	[17]	0.01 [12]	0.10	(0.00)[11]	(0.15)	(0.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$11.87	0.01	[13]	0.56	0.57	(0.02)	(0.12)	(0.14)
FOR THE PERIOD 3/26/13[6]—9/30/13	$10.00	0.01	[7]	1.86	1.87	—	—	—
AQR SMALL CAP MULTI-STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$12.35	0.15	[17]	0.00 [11,12]	0.15	(0.04)	(0.15)	(0.19)
FOR THE PERIOD 7/10/14[10]—9/30/14	$12.95	0.01	[13]	(0.61)[12]	(0.60)	—	—	—
AQR INTERNATIONAL MULTI-STYLE FUND CLASS I16
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$11.47	0.27	[17]	(1.26)	(0.99)	(0.19)	(0.08)	(0.27)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$11.28	0.28		0.01 [12]	0.29	(0.10)	—	(0.10)
FOR THE PERIOD 3/26/13[6]—9/30/13	$10.00	0.13	[7]	1.15	1.28	—	—	—
AQR INTERNATIONAL MULTI-STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$11.44	0.24	[17]	(1.25)	(1.01)	(0.15)	(0.08)	(0.23)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$11.27	0.24		0.01 [12]	0.25	(0.08)	—	(0.08)
FOR THE PERIOD 3/26/13[6]—9/30/13	$10.00	0.15	[7]	1.12	1.27	—	—	—
AQR INTERNATIONAL MULTI-STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$11.47	0.30	[17]	(1.28)	(0.98)	(0.21)	(0.08)	(0.29)
FOR THE PERIOD 7/10/14[10]—9/30/14	$11.94	0.13		(0.60)	(0.47)	—	—	—
AQR EMERGING MULTI-STYLE FUND CLASS I16
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$9.96	0.27		(1.97)	(1.70)	(0.07)	—	(0.07)
FOR THE PERIOD 5/13/14[6]—9/30/14	$10.00	0.14		(0.18)	(0.04)	—	—	—
AQR EMERGING MULTI-STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$9.95	0.29		(2.01)	(1.72)	(0.06)	—	(0.06)
FOR THE PERIOD 5/13/14[6]—9/30/14	$10.00	0.14		(0.19)	(0.05)	—	—	—
AQR EMERGING MULTI-STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$9.96	0.45		(2.14)	(1.69)	(0.07)	—	(0.07)
FOR THE PERIOD 7/10/14[10]—9/30/14	$10.47	0.05		(0.56)	(0.51)	—	—	—
AQR TM LARGE CAP MULTI-STYLE FUND CLASS I16
FOR THE PERIOD 2/11/15[6]—9/30/15	$10.00	0.08		(0.66)	(0.58)	—	—	—
AQR TM LARGE CAP MULTI-STYLE FUND CLASS N
FOR THE PERIOD 2/11/15[6]—9/30/15	$10.00	0.06		(0.66)	(0.60)	—	—	—
AQR TM LARGE CAP MULTI-STYLE FUND CLASS R6
FOR THE PERIOD 2/11/15[6]—9/30/15	$10.00	0.08		(0.66)	(0.58)	—	—	—

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2015

Financial Highlights	September 30, 2015

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Expenses, Before Reimbursements and/or Waivers[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$13.25	0.03%	$490,709	0.49%	0.49%	0.54%	1.17%	59%
$13.36	21.39%	$166,058	0.54%	0.54%	0.71%	1.17%	277%
$11.09	10.90%	$18,811	0.54%	0.54%	1.80%[8,9]	1.09%[7]	223%

$13.19	(0.25)%	$59,733	0.74%	0.74%	0.79%	0.93%	59%
$13.33	21.05%	$10,328	0.79%	0.79%	1.14%	0.90%	277%
$11.09	10.90%	$1,403	0.79%	0.79%	4.30%[8,9]	0.72%[7]	223%

$13.25	0.07%	$563,785	0.36%	0.36%	0.42%	1.28%	59%
$13.36	0.30%	$42,256	0.44%	0.44%	0.61%	1.23%	277%

$12.30	1.02%	$26,634	0.68%	0.68%	1.17%	0.88%[17]	228%
$12.34	5.13%	$8,233	0.75%	0.75%	2.58%	0.37%[13]	189%
$11.88	18.80%	$2,184	0.75%	0.75%	5.84%[8]	0.45%[7]	70%

$12.25	0.72%	$5,681	0.93%	0.93%	1.40%	0.65%[17]	228%
$12.30	4.78%	$1,284	1.00%	1.00%	3.27%	0.11%[13]	189%
$11.87	18.70%	$1,381	1.00%	1.00%	6.40%[8]	0.17%[7]	70%

$12.31	1.06%	$9,494	0.55%	0.55%	0.96%	1.17%[17]	228%
$12.35	(4.63)%	$95	0.65%	0.65%	2.34%	0.45%[13]	189%

$10.21	(8.78)%	$40,047	0.64%	0.64%	0.82%	2.45%[17]	236%
$11.47	2.53%	$26,729	0.70%	0.70%	1.38%	2.36%	204%
$11.28	12.80%	$15,810	0.70%	0.70%	2.16%[8]	2.25%[7]	218%

$10.20	(8.92)%	$4,142	0.88%	0.88%	1.06%	2.19%[17]	236%
$11.44	2.19%	$2,756	0.95%	0.95%	1.85%	2.02%	204%
$11.27	12.70%	$2,154	0.95%	0.95%	4.10%[8]	2.65%[7]	218%

$10.20	(8.68)%	$241,780	0.51%	0.51%	0.66%	2.70%[17]	236%
$11.47	(3.94)%	$26,412	0.60%	0.60%	1.34%	5.13%	204%

$8.19	(17.14)%	$48,992	0.79%	0.79%	1.39%	2.79%	317%
$9.96	(0.40)%	$11,572	0.85%	0.85%	3.30%[8,9]	3.49%	154%

$8.17	(17.34)%	$4,494	1.04%	1.04%	1.61%	2.98%	317%
$9.95	(0.50)%	$2,388	1.10%	1.10%	3.55%[8,9]	3.49%	154%

$8.20	(17.06)%	$135,503	0.65%	0.65%	0.89%	4.66%	317%
$9.96	(4.87)%	$95	0.75%	0.75%	2.73%[8,9]	2.09%	154%

$9.42	(5.80)%	$2,087	0.46%	0.46%	1.66%[8]	1.20%	207%

$9.40	(6.00)%	$135	0.70%	0.70%	2.48%[8]	0.99%	207%

$9.42	(5.80)%	$26,703	0.36%	0.36%	1.41%[8]	1.33%	207%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2015

Financial Highlights	September 30, 2015

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]				Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
AQR TM SMALL CAP MULTI-STYLE FUND CLASS I16
FOR THE PERIOD 2/11/15[6]—9/30/15	$10.00	0.05		(0.84)	(0.79)	—	—	—
AQR TM SMALL CAP MULTI-STYLE FUND CLASS N
FOR THE PERIOD 2/11/15[6]—9/30/15	$10.00	0.04		(0.84)	(0.80)	—	—	—
AQR TM SMALL CAP MULTI-STYLE FUND CLASS R6
FOR THE PERIOD 2/11/15[6]—9/30/15	$10.00	0.06		(0.84)	(0.78)	—	—	—
AQR TM INTERNATIONAL MULTI-STYLE FUND CLASS I16
FOR THE PERIOD 2/11/15[6]—9/30/15	$10.00	0.18		(0.78)	(0.60)	—	—	—
AQR TM INTERNATIONAL MULTI-STYLE FUND CLASS N
FOR THE PERIOD 2/11/15[6]—9/30/15	$10.00	0.15		(0.76)	(0.61)	—	—	—
AQR TM INTERNATIONAL MULTI-STYLE FUND CLASS R6
FOR THE PERIOD 2/11/15[6]—9/30/15	$10.00	0.18		(0.77)	(0.59)	—	—	—
AQR TM EMERGING MULTI-STYLE FUND CLASS I16
FOR THE PERIOD 2/11/15[6]—9/30/15	$10.00	0.21		(1.90)	(1.69)	—	—	—
AQR TM EMERGING MULTI-STYLE FUND CLASS N
FOR THE PERIOD 2/11/15[6]—9/30/15	$10.00	0.19		(1.89)	(1.70)	—	—	—
AQR TM EMERGING MULTI-STYLE FUND CLASS R6
FOR THE PERIOD 2/11/15[6]—9/30/15	$10.00	0.22		(1.90)	(1.68)	—	—	—
AQR LARGE CAP MOMENTUM STYLE FUND CLASS I16
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$21.89	0.23		(0.10)	0.13	(0.14)	(1.92)	(2.06)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$19.65	0.12		3.12	3.24	(0.13)	(0.87)	(1.00)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$16.06	0.12	[7]	3.47	3.59	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2012	$13.89	0.26	[14]	2.16	2.42	(0.25)	—	(0.25)
FOR THE YEAR ENDED DECEMBER 31, 2011†	$14.40	0.15		(0.54)	(0.39)	(0.09)	(0.03)	(0.12)
FOR THE YEAR ENDED DECEMBER 31, 2010†,^	$12.19	0.06		2.21	2.27	(0.02)	(0.04)	(0.06)
AQR LARGE CAP MOMENTUM STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$21.85	0.17		(0.10)	0.07	(0.08)	(1.92)	(2.00)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$19.61	0.06		3.13	3.19	(0.08)	(0.87)	(0.95)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$16.05	0.09	[7]	3.47	3.56	—	—	—
FOR THE PERIOD 12/17/12[10]—12/31/12	$16.02	0.01	[14]	0.02	0.03	—	—	—
AQR LARGE CAP MOMENTUM STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$21.89	0.23		(0.08)	0.15	(0.18)	(1.92)	(2.10)
FOR THE PERIOD 7/10/14[10]—9/30/14	$21.90	0.04		(0.05)[12]	(0.01)	—	—	—
AQR SMALL CAP MOMENTUM STYLE FUND CLASS I16
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$21.09	0.15	[17]	0.26 [12]	0.41	(0.04)	(2.36)	(2.40)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$21.77	0.00	[11,13]	0.73	0.73	(0.06)	(1.35)	(1.41)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$16.43	0.09	[7]	5.25	5.34	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2012	$13.89	0.22	[14]	2.50	2.72	(0.18)	—	(0.18)
FOR THE YEAR ENDED DECEMBER 31, 2011†	$14.39	0.04		(0.42)	(0.38)	(0.02)	(0.10)	(0.12)
FOR THE YEAR ENDED DECEMBER 31, 2010†,^	$11.40	0.03		3.13	3.16	(0.03)	(0.14)	(0.17)
AQR SMALL CAP MOMENTUM STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$21.00	0.09	[17]	0.26 [12]	0.35	—	(2.36)	(2.36)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$21.73	(0.06)[13]		0.73	0.67	(0.05)	(1.35)	(1.40)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$16.43	0.03	[7]	5.27	5.30	—	—	—
FOR THE PERIOD 12/17/12[10]—12/31/12	$16.09	0.02	[14]	0.32	0.34	—	—	—
AQR SMALL CAP MOMENTUM STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$21.10	0.13	[17]	0.29 [12]	0.42	(0.07)	(2.36)	(2.43)
FOR THE PERIOD 7/10/14[10]—9/30/14	$22.08	0.01	[13]	(0.99)[12]	(0.98)	—	—	—

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2015

Financial Highlights	September 30, 2015

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Expenses, Before Reimbursements and/or Waivers[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$9.21	(7.90)%	$1,702	0.65%	0.65%	5.66%[8]	0.77%	98%

$9.20	(8.00)%	$128	0.92%	0.92%	6.53%[8]	0.59%	98%

$9.22	(7.80)%	$1,660	0.57%	0.57%	6.28%[8]	0.96%	98%

$9.40	(6.00)%	$3,213	0.61%	0.61%	1.42%[8]	2.85%	172%

$9.39	(6.10)%	$143	0.81%	0.81%	2.65%[8]	2.28%	172%

$9.41	(5.90)%	$41,373	0.51%	0.51%	1.22%[8]	2.81%	172%

$8.31	(16.90)%	$2,986	0.77%	0.77%	2.66%[8]	3.46%	173%

$8.30	(17.00)%	$881	1.03%	1.03%	3.06%[8]	3.08%	173%

$8.32	(16.80)%	$15,381	0.67%	0.67%	2.46%[8]	3.66%	173%

$19.96	0.18%	$874,115	0.45%	0.45%	0.50%	1.06%	90%
$21.89	16.86%	$953,235	0.49%	0.49%	0.55%	0.55%	83%
$19.65	22.35%	$719,389	0.49%	0.49%	0.55%[8]	0.88%[7]	62%
$16.06	17.49%	$490,442	0.50%	0.49%	0.58%	1.69%[14]	68%
$13.89	(2.68)%	$302,755	0.50%	0.49%	0.67%	1.07%	162%
$14.40	18.60%	$124,491	0.49%	0.49%	0.98%	1.37%	180%

$19.92	(0.10)%	$68,535	0.70%	0.70%	0.77%	0.81%	90%
$21.85	16.59%	$79,272	0.74%	0.74%	0.83%	0.30%	83%
$19.61	22.18%	$70,265	0.74%	0.74%	0.83%[8]	0.64%[7]	62%
$16.05	0.19%	$58,422	0.75%	0.74%	0.82%	1.19%[14]	68%

$19.94	0.28%	$62,973	0.31%	0.31%	0.36%	1.09%	90%
$21.89	(0.05)%	$131	0.39%	0.39%	0.48%	0.75%	83%

$19.10	1.17%	$316,232	0.63%	0.62%	0.68%	0.69%[17]	86%
$21.09	3.07%	$301,173	0.65%	0.65%	0.68%	0.01%[13]	83%
$21.77	32.50%	$242,675	0.65%	0.65%	0.68%[8,9]	0.60%[7]	49%
$16.43	19.62%	$145,770	0.66%	0.65%	0.72%	1.44%[14]	73%
$13.89	(2.62)%	$100,534	0.66%	0.65%	0.85%	0.26%	121%
$14.39	27.69%	$54,505	0.65%	0.65%	1.85%	0.66%	380%

$18.99	0.89%	$8,195	0.88%	0.87%	0.94%	0.43%[17]	86%
$21.00	2.83%	$7,189	0.90%	0.90%	1.04%	(0.26)%[13]	83%
$21.73	32.26%	$1,668	0.90%	0.90%	4.82%[8,9]	0.18%[7]	49%
$16.43	2.11%	$10	0.90%	0.90%	135.33%[15]	3.36%[14]	73%

$19.09	1.25%	$77,416	0.50%	0.50%	0.59%	0.62%[17]	86%
$21.10	(4.44)%	$96	0.55%	0.55%	0.63%	0.13%[13]	83%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2015

Financial Highlights	September 30, 2015

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]				Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
AQR INTERNATIONAL MOMENTUM STYLE FUND CLASS I16
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$14.95	0.28		(1.51)	(1.23)	(0.31)	(0.17)	(0.48)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$15.29	0.27	[13]	(0.36)	(0.09)	(0.25)	—	(0.25)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$13.09	0.22	[7]	1.98	2.20	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2012	$11.37	0.29		1.74	2.03	(0.31)	—	(0.31)
FOR THE YEAR ENDED DECEMBER 31, 2011†	$13.62	0.29		(2.26)	(1.97)	(0.28)	—	(0.28)
FOR THE YEAR ENDED DECEMBER 31, 2010†,^	$11.98	0.08		1.62	1.70	(0.05)	(0.01)	(0.06)
AQR INTERNATIONAL MOMENTUM STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$14.89	0.25		(1.51)	(1.26)	(0.27)	(0.17)	(0.44)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$15.25	0.22	[13]	(0.35)	(0.13)	(0.23)	—	(0.23)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$13.08	0.25	[7]	1.92	2.17	—	—	—
FOR THE PERIOD 12/17/12[10]—12/31/12	$12.95	—		0.13	0.13	—	—	—
AQR INTERNATIONAL MOMENTUM STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$14.94	0.33		(1.53)	(1.20)	(0.34)	(0.17)	(0.51)
FOR THE PERIOD 7/10/14[10]—9/30/14	$15.54	0.05	[13]	(0.65)	(0.60)	—	—	—
AQR EMERGING MOMENTUM STYLE FUND CLASS I16
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$10.02	0.20		(1.84)	(1.64)	(0.09)	—	(0.09)
FOR THE PERIOD 5/13/14[6]—9/30/14	$10.00	0.09		(0.07)	0.02	—	—	—
AQR EMERGING MOMENTUM STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$10.01	0.16		(1.82)	(1.66)	(0.08)	—	(0.08)
FOR THE PERIOD 5/13/14[6]—9/30/14	$10.00	0.09		(0.08)	0.01	—	—	—
AQR EMERGING MOMENTUM STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$10.02	0.19		(1.81)	(1.62)	(0.10)	—	(0.10)
FOR THE PERIOD 7/10/14[10]—9/30/14	$10.63	0.05		(0.66)[12]	(0.61)	—	—	—
AQR TM LARGE CAP MOMENTUM STYLE FUND CLASS I16
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$15.90	0.18		(0.19)	(0.01)	(0.08)	(0.27)	(0.35)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$13.60	0.09		2.36	2.45	(0.04)	(0.11)	(0.15)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$11.13	0.09	[7]	2.38	2.47	—	—	—
FOR THE PERIOD 1/27/12[6]—12/31/12	$10.00	0.19	[14]	1.17	1.36	(0.14)	(0.09)	(0.23)
AQR TM LARGE CAP MOMENTUM STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$15.86	0.15		(0.20)	(0.05)	(0.04)	(0.27)	(0.31)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$13.57	0.04		2.37	2.41	(0.01)	(0.11)	(0.12)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$11.13	0.07	[7]	2.37	2.44	—	—	—
FOR THE PERIOD 12/17/12[10]—12/31/12	$11.12	0.01	[14]	0.00 [11]	0.01	—	—	—
AQR TM LARGE CAP MOMENTUM STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$15.90	0.19		(0.19)	0.00 [11]	(0.09)	(0.27)	(0.36)
FOR THE PERIOD 7/10/14[10]—9/30/14	$15.78	0.03		0.09	0.12	—	—	—

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2015

Financial Highlights	September 30, 2015

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Expenses, Before Reimbursements and/or Waivers[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$13.24	(8.40)%	$257,299	0.60%	0.60%	0.68%	1.95%	112%
$14.95	(0.64)%	$279,838	0.65%	0.65%	0.71%	1.73%[13]	98%
$15.29	16.81%	$219,002	0.65%	0.65%	0.73%[8]	2.09%[7]	76%
$13.09	17.92%	$127,673	0.66%	0.65%	0.80%	2.41%	116%
$11.37	(14.42)%	$77,225	0.66%	0.65%	0.97%	2.23%	203%
$13.62	14.20%	$62,091	0.65%	0.65%	1.46%	1.44%	269%

$13.19	(8.62)%	$35,343	0.85%	0.85%	0.94%	1.71%	112%
$14.89	(0.91)%	$40,054	0.90%	0.90%	1.00%	1.42%[13]	98%
$15.25	16.59%	$41,503	0.90%	0.90%	1.03%[8]	2.28%[7]	76%
$13.08	1.00%	$11	0.90%	0.90%	132.42%[15]	0.25%	116%

$13.23	(8.24)%	$31,058	0.46%	0.46%	0.55%	2.31%	112%
$14.94	(3.86)%	$96	0.55%	0.55%	0.64%	1.38%[13]	98%

$8.29	(16.45)%	$6,612	0.75%	0.75%	2.92%	2.06%	159%
$10.02	0.20%	$6,260	0.80%	0.80%	4.03%[8,9]	2.27%	72%

$8.27	(16.72)%	$1,132	1.00%	1.00%	3.17%	1.68%	159%
$10.01	0.10%	$1,034	1.05%	1.05%	4.18%[8,9]	2.13%	72%

$8.30	(16.34)%	$80	0.66%	0.66%	3.02%	1.93%	159%
$10.02	(5.74)%	$94	0.70%	0.70%	3.73%[8,9]	2.01%	72%

$15.54	(0.16)%	$56,141	0.48%	0.48%	0.65%	1.08%	62%
$15.90	18.15%	$101,336	0.54%	0.54%	0.69%	0.57%	153%
$13.60	22.19%	$21,709	0.54%	0.54%	1.41%[8,9]	1.00%[7]	178%
$11.13	13.67%	$6,041	0.55%	0.54%	4.57%	1.89%[14]	93%

$15.50	(0.39)%	$147	0.64%	0.64%	0.75%	0.89%	62%
$15.86	17.81%	$137	0.79%	0.79%	1.60%	0.30%	153%
$13.57	21.92%	$115	0.79%	0.79%	4.11%[8,9]	0.71%[7]	178%
$11.13	0.09%	$10	0.79%	0.79%	15.32%[15]	2.41%[14]	93%

$15.54	(0.09)%	$70,197	0.31%	0.31%	0.43%	1.15%	62%
$15.90	0.76%	$101	0.44%	0.44%	0.67%	0.77%	153%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2015

Financial Highlights	September 30, 2015

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]				Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
AQR TM SMALL CAP MOMENTUM STYLE FUND CLASS I16
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$14.72	0.11	[17]	0.23 [12]	0.34	(0.01)	(0.54)	(0.55)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$14.85	0.01		0.15	0.16	(0.04)	(0.25)	(0.29)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$11.15	0.05	[7]	3.65	3.70	—	—	—
FOR THE PERIOD 1/27/12[6]—12/31/12	$10.00	0.19	[14]	1.11	1.30	(0.15)	—	(0.15)
AQR TM SMALL CAP MOMENTUM STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$14.67	0.07	[17]	0.24 [12]	0.31	—	(0.54)	(0.54)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$14.81	(0.03)		0.14	0.11	(0.00)[11]	(0.25)	(0.25)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$11.15	0.03	[7]	3.63	3.66	—	—	—
FOR THE PERIOD 12/17/12[10]—12/31/12	$10.91	0.02	[14]	0.22	0.24	—	—	—
AQR TM SMALL CAP MOMENTUM STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$14.72	0.12	[17]	0.24 [12]	0.36	(0.04)	(0.54)	(0.58)
FOR THE PERIOD 7/10/14[10]—9/30/14	$15.45	0.01		(0.74)[12]	(0.73)	—	—	—
AQR TM INTERNATIONAL MOMENTUM STYLE FUND CLASS I16
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$13.09	0.20		(1.28)	(1.08)	(0.25)	(0.06)	(0.31)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$13.18	0.23	[13]	(0.10)	0.13	(0.06)	(0.16)	(0.22)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$11.24	0.20		1.74	1.94	—	—	—
FOR THE PERIOD 1/27/12[6]—12/31/12	$10.00	0.23		1.22	1.45	(0.19)	(0.02)	(0.21)
AQR TM INTERNATIONAL MOMENTUM STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$13.06	0.21		(1.30)	(1.09)	(0.23)	(0.06)	(0.29)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$13.15	0.17	[13]	(0.08)	0.09	(0.02)	(0.16)	(0.18)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$11.24	0.20		1.71	1.91	—	—	—
FOR THE PERIOD 12/17/12[10]—12/31/12	$11.14	—		0.10	0.10	—	—	—
AQR TM INTERNATIONAL MOMENTUM STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$13.09	0.31		(1.37)	(1.06)	(0.27)	(0.06)	(0.33)
FOR THE PERIOD 7/10/14[10]—9/30/14	$13.66	0.03	[13]	(0.60)	(0.57)	—	—	—
AQR LARGE CAP DEFENSIVE STYLE FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$14.07	0.24		1.04	1.28	(0.29)	(0.42)	(0.71)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$12.20	0.20		1.79	1.99	(0.08)	(0.04)	(0.12)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$10.16	0.15		1.89	2.04	—	—	—
FOR THE PERIOD 7/09/12[6]—12/31/12	$10.00	0.14	[14]	0.10	0.24	(0.07)	(0.01)	(0.08)
AQR LARGE CAP DEFENSIVE STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$14.04	0.20		1.05	1.25	(0.23)	(0.42)	(0.65)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$12.19	0.17		1.79	1.96	(0.07)	(0.04)	(0.11)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$10.18	0.13		1.88	2.01	—	—	—
FOR THE PERIOD 7/09/12[6]—12/31/12	$10.00	0.08	[14]	0.15	0.23	(0.04)	(0.01)	(0.05)
AQR LARGE CAP DEFENSIVE STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$14.07	0.26		1.03	1.29	(0.32)	(0.42)	(0.74)
FOR THE PERIOD 9/02/14[10]—9/30/14	$14.13	0.02		(0.08)[12]	(0.06)	—	—	—

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2015

Financial Highlights	September 30, 2015

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Expenses, Before Reimbursements and/or Waivers[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$14.51	2.13%	$19,992	0.64%	0.64%	1.34%	0.68%[17]	111%
$14.72	0.98%	$14,690	0.70%	0.70%	1.61%	0.04%	154%
$14.85	33.18%	$6,764	0.70%	0.70%	2.67%[8,9]	0.49%[7]	81%
$11.15	13.01%	$3,435	0.71%	0.70%	5.77%	1.91%[14]	93%

$14.44	1.90%	$127	0.86%	0.86%	1.49%	0.45%[17]	111%
$14.67	0.69%	$125	0.95%	0.95%	2.44%	(0.21)%	154%
$14.81	32.83%	$122	0.95%	0.95%	5.05%[8,9]	0.26%[7]	81%
$11.15	2.20%	$10	0.95%	0.95%	12.32%	4.19%[14]	93%

$14.50	2.23%	$97	0.54%	0.54%	1.24%	0.77%[17]	111%
$14.72	(4.72)%	$95	0.60%	0.60%	1.65%	0.22%	154%

$11.70	(8.36)%	$23,699	0.65%	0.65%	0.94%	1.57%	147%
$13.09	0.97%	$81,624	0.70%	0.70%	0.91%	1.73%[13]	185%
$13.18	17.26%	$17,418	0.70%	0.70%	2.31%[8,9]	2.14%	154%
$11.24	14.46%	$5,739	0.71%	0.70%	5.28%	2.38%	131%

$11.68	(8.51)%	$103	0.79%	0.78%	1.03%	1.69%	147%
$13.06	0.69%	$112	0.95%	0.95%	1.92%	1.26%[13]	185%
$13.15	16.99%	$111	0.95%	0.95%	5.00%[8,9]	2.19%	154%
$11.24	0.90%	$10	0.95%	0.95%	15.82%[15]	0.15%	131%

$11.70	(8.25)%	$48,003	0.46%	0.46%	0.70%	2.40%	147%
$13.09	(4.17)%	$96	0.60%	0.60%	0.94%	1.13%[13]	185%

$14.64	9.13%	$158,468	0.45%	0.45%	0.55%	1.65%	24%
$14.07	16.44%	$224,826	0.49%	0.49%	0.62%	1.51%	16%
$12.20	20.08%	$155,660	0.52%	0.52%	0.93%[8]	1.69%	106%
$10.16	2.34%	$7,842	0.75%	0.75%	3.90%	2.90%[14]	141%

$14.64	8.97%	$30,629	0.70%	0.70%	0.81%	1.38%	24%
$14.04	16.16%	$28,843	0.74%	0.74%	0.92%	1.26%	16%
$12.19	19.74%	$20,736	0.77%	0.77%	1.48%[8]	1.44%	106%
$10.18	2.29%	$421	1.00%	1.00%	9.36%	1.70%[14]	141%

$14.62	9.23%	$109	0.35%	0.34%	0.45%	1.76%	24%
$14.07	(0.42)%	$100	0.39%	0.39%	0.54%	1.69%	16%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2015

Financial Highlights	September 30, 2015

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]				Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
AQR INTERNATIONAL DEFENSIVE STYLE FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$12.37	0.28		(1.10)	(0.82)	(0.32)	(0.28)	(0.60)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$11.88	0.31		0.47	0.78	(0.17)	(0.12)	(0.29)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$10.67	0.23		0.98	1.21	—	—	—
FOR THE PERIOD 7/09/12[6]—12/31/12	$10.00	0.10		0.67	0.77	(0.06)	(0.04)	(0.10)
AQR INTERNATIONAL DEFENSIVE STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$12.35	0.23		(1.10)	(0.87)	—	(0.28)	(0.28)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$11.88	0.27		0.47	0.74	(0.15)	(0.12)	(0.27)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$10.69	0.20		0.99	1.19	—	—	—
FOR THE PERIOD 7/09/12[6]—12/31/12	$10.00	0.08		0.68	0.76	(0.03)	(0.04)	(0.07)
AQR INTERNATIONAL DEFENSIVE STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$12.37	0.29		(1.10)	(0.81)	(0.34)	(0.28)	(0.62)
FOR THE PERIOD 9/02/14[10]—9/30/14	$13.02	0.03		(0.68)[12]	(0.65)	—	—	—
AQR EMERGING DEFENSIVE STYLE FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$10.46	0.19		(2.26)	(2.07)	(0.18)	—	(0.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$10.27	0.25	[13]	0.03 [12]	0.28	(0.09)	(0.00)[11]	(0.09)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$10.92	0.20		(0.85)	(0.65)	—	—	—
FOR THE PERIOD 7/09/12[6]—12/31/12	$10.00	0.10		0.94	1.04	(0.09)	(0.03)	(0.12)
AQR EMERGING DEFENSIVE STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$10.45	0.12		(2.23)	(2.11)	—	—	—
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$10.26	0.18	[13]	0.08 [12]	0.26	(0.07)	(0.00)[11]	(0.07)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$10.93	0.16		(0.83)	(0.67)	—	—	—
FOR THE PERIOD 7/09/12[6]—12/31/12	$10.00	0.08		0.94	1.02	(0.06)	(0.03)	(0.09)
AQR EMERGING DEFENSIVE STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$10.46	0.21		(2.27)	(2.06)	(0.19)	—	(0.19)
FOR THE PERIOD 9/02/14[10]—9/30/14	$11.15	0.03	[13]	(0.72)	(0.69)	—	—	—
AQR GLOBAL EQUITY FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$8.91	0.12	[17]	(0.23)	(0.11)	(0.15)	(0.85)	(1.00)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$13.33	0.15	[13]	1.13	1.28	(0.39)	(5.31)	(5.70)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$11.35	0.14		1.84	1.98	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2012	$9.99	0.20		1.69	1.89	(0.29)	(0.24)	(0.53)
FOR THE YEAR ENDED DECEMBER 31, 2011	$10.97	0.21		(0.95)	(0.74)	(0.11)	(0.13)	(0.24)
FOR THE YEAR ENDED DECEMBER 31, 2010	$10.00	0.16		1.25	1.41	(0.36)	(0.08)	(0.44)
AQR GLOBAL EQUITY FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$8.85	0.10	[17]	(0.23)	(0.13)	(0.14)	(0.85)	(0.99)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$13.27	0.12	[13]	1.12	1.24	(0.35)	(5.31)	(5.66)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$11.32	0.11		1.84	1.95	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2012	$9.97	0.16		1.70	1.86	(0.27)	(0.24)	(0.51)
FOR THE YEAR ENDED DECEMBER 31, 2011	$10.97	0.16		(0.94)	(0.78)	(0.09)	(0.13)	(0.22)
FOR THE YEAR ENDED DECEMBER 31, 2010†	$10.00	0.13		1.25	1.38	(0.33)	(0.08)	(0.41)
AQR GLOBAL EQUITY FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$8.96	0.14	[17]	(0.24)	(0.10)	(0.16)	(0.85)	(1.01)
FOR THE PERIOD 1/08/14[10]—9/30/14	$8.70	0.15	[13]	0.11	0.26	—	—	—
AQR GLOBAL EQUITY FUND CLASS Y
FOR THE YEAR ENDED SEPTEMBER 30, 2015†	$8.97	0.16	[17]	(0.24)	(0.08)	(0.18)	(0.85)	(1.03)
FOR THE YEAR ENDED SEPTEMBER 30, 2014†	$13.38	0.18	[13]	1.15	1.33	(0.43)	(5.31)	(5.74)
NINE MONTHS ENDED SEPTEMBER 30, 2013†	$11.35	0.18		1.85	2.03	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2012†	$10.00	0.24		1.70	1.94	(0.35)	(0.24)	(0.59)
FOR THE YEAR ENDED DECEMBER 31, 2011	$10.99	0.24		(0.94)	(0.70)	(0.16)	(0.13)	(0.29)
FOR THE YEAR ENDED DECEMBER 31, 2010	$10.00	0.18		1.27	1.45	(0.38)	(0.08)	(0.46)

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2015

Financial Highlights	September 30, 2015

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Expenses, Before Reimbursements and/or Waivers[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$10.95	(6.89)%	$34,191	0.60%	0.60%	1.11%	2.40%	47%
$12.37	6.68%	$27,316	0.65%	0.65%	1.24%	2.53%	57%
$11.88	11.34%	$17,631	0.73%	0.73%	2.01%[8,9]	2.68%	115%
$10.67	7.69%	$5,366	0.90%	0.90%	5.00%	1.91%	81%

$11.20	(7.15)%	$141	0.86%	0.86%	1.43%	1.94%	47%
$12.35	6.32%	$462	0.90%	0.90%	1.85%	2.18%	57%
$11.88	11.13%	$1,153	1.00%	1.00%	4.15%[8,9]	2.34%	115%
$10.69	7.62%	$850	1.15%	1.15%	6.96%	1.61%	81%

$10.94	(6.78)%	$89	0.50%	0.50%	1.01%	2.45%	47%
$12.37	(4.99)%	$95	0.55%	0.55%	1.23%	3.49%	57%

$8.21	(20.07)%	$27,221	0.76%	0.76%	1.12%	1.92%	117%
$10.46	2.78%	$70,070	0.85%	0.85%	1.23%	2.35%[13]	124%
$10.27	(5.95)%	$29,471	0.96%	0.96%	2.08%[8]	2.55%	181%
$10.92	10.39%	$5,402	1.15%	1.15%	4.14%	1.92%	38%

$8.34	(20.19)%	$54	1.03%	1.03%	1.40%	1.22%	117%
$10.45	2.60%	$1,017	1.10%	1.10%	1.68%	1.73%[13]	124%
$10.26	(6.13)%	$2,594	1.25%	1.25%	3.50%[8]	2.06%	181%
$10.93	10.22%	$1,804	1.40%	1.40%	5.41%	1.67%	38%

$8.21	(19.96)%	$75	0.66%	0.65%	1.08%	2.16%	117%
$10.46	(6.19)%	$94	0.70%	0.70%	1.36%	4.04%[13]	124%

$7.80	(1.64)%	$34,186	0.90%	0.90%	0.90%	1.49%[17]	73%
$8.91	11.55%	$2,492	0.91%	0.91%	1.14%	1.62%[13]	90%
$13.33	17.44%	$1,263	0.95%	0.95%	2.27%[8,9]	1.46%	71%
$11.35	18.95%	$626	0.95%	0.94%	1.41%	1.83%	87%
$9.99	(6.68)%	$2,103	0.96%	0.95%	2.03%	1.90%	59%
$10.97	14.12%	$1,842	0.79%	0.79%	0.79%	1.41%	72%

$7.73	(1.86)%	$765	1.17%	1.17%	1.17%	1.18%[17]	73%
$8.85	11.17%	$1,128	1.21%	1.21%	1.60%	1.28%[13]	90%
$13.27	17.23%	$712	1.25%	1.25%	3.06%[8,9]	1.14%	71%
$11.32	18.67%	$518	1.25%	1.24%	1.87%	1.51%	87%
$9.97	(7.03)%	$2,019	1.27%	1.26%	3.22%	1.46%	59%
$10.97	13.83%	$1,498	1.10%	1.10%	1.10%	1.28%	72%

$7.85	(1.47)%	$85,017	0.70%	0.70%	0.71%	1.69%[17]	73%
$8.96	2.99%	$76,031	0.70%	0.70%	0.73%	2.23%[13]	90%

$7.86	(1.29)%	$212,178	0.51%	0.51%	0.51%	1.88%[17]	73%
$8.97	11.99%	$212,652	0.54%	0.54%	0.54%	1.79%[13]	90%
$13.38	17.89%	$254,723	0.51%	0.51%	0.51%[8,9]	1.88%	71%
$11.35	19.45%	$474,413	0.51%	0.50%	0.51%	2.24%	87%
$10.00	(6.22)%	$397,662	0.52%	0.51%	0.52%	2.21%	59%
$10.99	14.54%	$424,346	0.50%	0.50%	0.71%	1.81%	72%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2015

Financial Highlights	September 30, 2015

	PER SHARE OPERATING PERFORMANCE
	Change in Net Assets Resulting from Operations[1]					Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
AQR INTERNATIONAL EQUITY FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$10.99	0.21		(0.71)	(0.50)	(0.33)	(0.55)	(0.88)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$11.88	0.28	[13]	(0.09)	0.19	(0.22)	(0.86)	(1.08)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$10.24	0.17		1.47	1.64	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2012	$8.60	0.20		1.76	1.96	(0.32)	—	(0.32)
FOR THE YEAR ENDED DECEMBER 31, 2011†	$10.45	0.21		(1.78)	(1.57)	(0.21)	(0.07)	(0.28)
FOR THE YEAR ENDED DECEMBER 31, 2010†	$9.78	0.16		0.84	1.00	(0.24)	(0.09)	(0.33)
AQR INTERNATIONAL EQUITY FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$11.15	0.17		(0.70)	(0.53)	(0.30)	(0.55)	(0.85)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$12.06	0.25	[13]	(0.10)	0.15	(0.20)	(0.86)	(1.06)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$10.43	0.13		1.50	1.63	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2012	$8.76	0.19		1.76	1.95	(0.28)	—	(0.28)
FOR THE YEAR ENDED DECEMBER 31, 2011	$10.61	0.20		(1.83)	(1.63)	(0.15)	(0.07)	(0.22)
FOR THE YEAR ENDED DECEMBER 31, 2010	$9.91	0.14		0.88	1.02	(0.23)	(0.09)	(0.32)
AQR INTERNATIONAL EQUITY FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$11.56	0.18		(0.68)	(0.50)	(0.35)	(0.55)	(0.90)
FOR THE PERIOD 1/08/14[10]—9/30/14	$12.08	0.34	[13]	(0.86)	(0.52)	—	—	—
AQR INTERNATIONAL EQUITY FUND CLASS Y
FOR THE YEAR ENDED SEPTEMBER 30, 2015†	$11.58	0.25		(0.73)	(0.48)	(0.37)	(0.55)	(0.92)
FOR THE YEAR ENDED SEPTEMBER 30, 2014†	$12.45	0.31	[13]	(0.07)	0.24	(0.25)	(0.86)	(1.11)
NINE MONTHS ENDED SEPTEMBER 30, 2013†	$10.71	0.21		1.53	1.74	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2012†	$8.98	0.25		1.83	2.08	(0.35)	—	(0.35)
FOR THE YEAR ENDED DECEMBER 31, 2011†	$10.89	0.28		(1.88)	(1.60)	(0.24)	(0.07)	(0.31)
FOR THE YEAR ENDED DECEMBER 31, 2010†	$10.16	0.20		0.89	1.09	(0.27)	(0.09)	(0.36)

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2015

Financial Highlights	September 30, 2015

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Expenses, Before Reimbursements and/or Waivers[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$9.61	(4.79)%	$320,807	0.92%	0.92%	0.92%	1.98%	84%
$10.99	1.33%	$247,847	0.90%	0.90%	0.90%	2.41%[13]	71%
$11.88	16.02%	$241,467	0.90%	0.90%	0.90%[8]	2.11%	59%
$10.24	22.87%	$196,971	0.91%	0.90%	0.91%	2.17%	74%
$8.60	(15.00)%	$138,229	0.94%	0.93%	0.94%	2.13%	60%
$10.45	10.40%	$85,969	0.90%	0.90%	1.03%	1.72%	93%

$9.77	(4.99)%	$36,174	1.21%	1.21%	1.21%	1.61%	84%
$11.15	0.96%	$39,336	1.25%	1.25%	1.25%	2.11%[13]	71%
$12.06	15.63%	$32,011	1.29%	1.29%	1.29%[8]	1.52%	59%
$10.43	22.41%	$15,562	1.28%	1.27%	1.28%	2.00%	74%
$8.76	(15.27)%	$1,167	1.35%	1.34%	2.18%	1.96%	60%
$10.61	10.40%	$1,472	1.25%	1.25%	3.50%	1.51%	93%

$10.16	(4.59)%	$32,648	0.75%	0.75%	0.75%	1.61%	84%
$11.56	(4.30)%	$103,882	0.74%	0.74%	0.74%	3.90%[13]	71%

$10.18	(4.35)%	$349,182	0.55%	0.55%	0.55%	2.30%	84%
$11.58	1.71%	$398,966	0.54%	0.54%	0.54%	2.54%[13]	71%
$12.45	16.25%	$543,667	0.55%	0.55%	0.55%[8]	2.45%	59%
$10.71	23.26%	$474,564	0.56%	0.55%	0.56%	2.52%	74%
$8.98	(14.66)%	$348,681	0.58%	0.57%	0.58%	2.63%	60%
$10.89	10.84%	$371,799	0.55%	0.55%	0.77%	2.02%	93%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2015

Financial Highlights	September 30, 2015

*	Annualized for periods less than one year.
†	Redemption fees of less than $0.005 per share were incurred by the share class.
^	Per share net investment income (loss) and net realized and unrealized gain (loss) are based on SEC method.
[1]	Per share net investment income (loss) and net realized and unrealized gain (loss) are based on average shares outstanding.
[2]

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

[3]

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

[4]	Ratios do not include the impact of the expenses of the underlying funds in which the Fund invests.
[5]	Portfolio turnover is not annualized.
[6]	Commencement of operations.
[7]

For the period ended September 30, 2013 certain Funds received special dividends which materially impacted the Net Investment Income Per Share and Net Investment Income Ratio. These dividends are not expected to continue in the future. Had these special dividends not been received the Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:

FUND	NET INVESTMENT INCOME PER SHARE	NET INVESTMENT INCOME RATIO
AQR Large Cap Multi-Style Fund—Class I	$0.06	0.98%
AQR Large Cap Multi-Style Fund—Class N	0.04	0.61
AQR Small Cap Multi-Style Fund—Class I	0.03	0.38
AQR Small Cap Multi-Style Fund—Class N	0.01	0.10
AQR International Multi-Style Fund—Class I	0.13	2.08
AQR International Multi-Style Fund—Class N	0.15	2.48
AQR Large Cap Momentum Style Fund—Class I	0.11	0.80
AQR Large Cap Momentum Style Fund—Class N	0.08	0.56
AQR Small Cap Momentum Style Fund—Class I	0.07	0.52
AQR Small Cap Momentum Style Fund—Class N	0.01	0.10
AQR International Momentum Style Fund—Class I	0.21	1.97
AQR International Momentum Style Fund—Class N	0.23	2.16
AQR TM Large Cap Momentum Style Fund—Class I	0.09	0.92
AQR TM Large Cap Momentum Style Fund—Class N	0.07	0.63
AQR TM Small Cap Momentum Style Fund—Class I	0.04	0.37
AQR TM Small Cap Momentum Style Fund—Class N	0.01	0.14

[8]	Certain expenses incurred by the Fund were not annualized for the period.
[9]	Ratios are disproportionate between classes due to size of net assets and fixed expenses.
[10]	Commencement of offering of shares.
[11]	Amount is less than $.005 per share.
[12]

The amount shown for a share outstanding throughout the period is not indicative of the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

[13]

For the period ended September 30, 2014 certain Funds received special dividends which materially impacted the Net Investment Income Per Share and Net Investment Income Ratio. These dividends are not expected to continue in the future. Had these special dividends not been received the Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:

FUND	NET INVESTMENT INCOME PER SHARE	NET INVESTMENT INCOME RATIO
AQR Small Cap Multi-Style Fund—Class I	$0.04	0.28%
AQR Small Cap Multi-Style Fund—Class N	(0.00)	0.02
AQR Small Cap Multi-Style Fund—Class R6	(0.00)	0.36
AQR Small Cap Momentum Style Fund—Class I	(0.02)	(0.07)
AQR Small Cap Momentum Style Fund—Class N	(0.08)	(0.34)
AQR Small Cap Momentum Style Fund—Class R6	(0.01)	0.05
AQR International Momentum Style Fund—Class I	0.25	1.57
AQR International Momentum Style Fund—Class N	0.20	1.26
AQR International Momentum Style Fund—Class R6	0.03	1.22
AQR TM International Momentum Style Fund—Class I	0.22	1.63
AQR TM International Momentum Style Fund—Class N	0.16	1.16
AQR TM International Momentum Style Fund—Class R6	0.02	1.03
AQR Emerging Defensive Style Fund—Class I	0.23	2.13
AQR Emerging Defensive Style Fund—Class N	0.16	1.51

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2015

Financial Highlights	September 30, 2015

FUND	NET INVESTMENT INCOME PER SHARE	NET INVESTMENT INCOME RATIO
AQR Emerging Defensive Style Fund—Class R6	$0.01	3.82%
AQR Global Equity Fund—Class I	0.14	1.50
AQR Global Equity Fund—Class N	0.11	1.16
AQR Global Equity Fund—Class Y	0.17	1.67
AQR Global Equity Fund—Class R6	0.14	2.11
AQR International Equity Fund—Class I	0.26	2.22
AQR International Equity Fund—Class N	0.23	1.92
AQR International Equity Fund—Class Y	0.29	2.35
AQR International Equity Fund—Class R6	0.32	3.71

[14]

For the period ended December 31, 2012 certain Funds received special dividends which materially impacted the Net Investment Income Per Share and Net Investment Income Ratio. These dividends are not expected to continue in the future. Had these special dividends not been received the Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:

FUND	NET INVESTMENT INCOME PER SHARE	NET INVESTMENT INCOME RATIO
AQR Large Cap Momentum Style Fund—Class I .	$0.24	1.57%
AQR Large Cap Momentum Style Fund—Class N	0.01	1.07
AQR Small Cap Momentum Style Fund—Class I	0.15	1.01
AQR Small Cap Momentum Style Fund—Class N	0.02	2.93
AQR TM Large Cap Momentum Style Fund—Class I	0.17	1.76
AQR TM Large Cap Momentum Style Fund—Class N	0.01	2.28
AQR TM Small Cap Momentum Style Fund—Class I	0.12	1.26
AQR TM Small Cap Momentum Style Fund—Class N	0.02	3.54
AQR Large Cap Defensive Style Fund—Class I	0.11	2.58
AQR Large Cap Defensive Style Fund—Class N	0.05	1.38

[15]	The ratio is not representative of what the ratio would be if the Fund class had operated for a longer period of time. Certain expenses incurred by the Fund were not annualized for the period.
[16]	Effective April 1, 2015, Class L Shares were renamed Class I Shares.
[17]

For the period ended September 30, 2015 certain Funds received special dividends which materially impacted the Net Investment Income Per Share and Net Investment Income Ratio. These dividends are not expected to continue in the future. Had these special dividends not been received the Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:

FUND	NET INVESTMENT INCOME PER SHARE	NET INVESTMENT INCOME RATIO
AQR Small Cap Multi-Style Fund—Class I	$0.10	0.76%
AQR Small Cap Multi-Style Fund—Class N	0.07	0.53
AQR Small Cap Multi-Style Fund—Class R6	0.13	1.05
AQR International Multi-Style Fund—Class I	0.25	2.28
AQR International Multi-Style Fund—Class N	0.22	2.02
AQR International Multi-Style Fund—Class R6	0.28	2.53
AQR Small Cap Momentum Style Fund—Class I	0.13	0.58
AQR Small Cap Momentum Style Fund—Class N	0.07	0.32
AQR Small Cap Momentum Style Fund—Class R6	0.11	0.51
AQR TM Small Cap Momentum Style Fund—Class I	0.09	0.57
AQR TM Small Cap Momentum Style Fund—Class N	0.05	0.34
AQR TM Small Cap Momentum Style Fund—Class R6	0.10	0.66
AQR Global Equity Fund—Class I	0.10	1.26
AQR Global Equity Fund—Class N	0.08	0.95
AQR Global Equity Fund—Class R6	0.12	1.46
AQR Global Equity Fund—Class Y	0.14	1.65

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2015

Notes to Financial Statements	September 30, 2015

1. Organization

AQR Funds (the “Trust”), was organized as a Delaware statutory trust on September 4, 2008. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Funds are investment companies and apply specialized accounting and reporting guidance in conformity with accounting principles generally accepted in the United States of America (“GAAP”). As of September 30, 2015, the Trust consists of thirty-three active series, twenty of which are presented in this book (collectively, the “Funds” and each individually a “Fund”): AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Emerging Multi-Style Fund, AQR TM Large Cap Multi-Style Fund, AQR TM Small Cap Multi-Style Fund, AQR TM International Multi-Style Fund, AQR TM Emerging Multi-Style Fund, AQR Large Cap Momentum Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Emerging Momentum Style Fund, AQR TM Large Cap Momentum Style Fund, AQR TM Small Cap Momentum Style Fund, AQR TM International Momentum Style Fund, AQR Large Cap Defensive Style Fund, AQR International Defensive Style Fund, AQR Emerging Defensive Style Fund, AQR Global Equity Fund and AQR International Equity Fund. The remaining active series, which have a fiscal year-end of December 31st, are reported in a separate book. AQR Capital Management, LLC (the “Advisor”) serves as the investment advisor of each Fund.

Effective January 28, 2015, the Board of Trustees (“Board”) of the AQR Funds approved changing the names of the following Funds:

NAME—PRIOR TO NAME CHANGE	NAME—AFTER NAME CHANGE
AQR Core Equity Fund	AQR Large Cap Multi-Style Fund
AQR Small Cap Core Equity Fund	AQR Small Cap Multi-Style Fund
AQR International Core Equity Fund	AQR International Multi-Style Fund
AQR Emerging Core Equity Fund	AQR Emerging Multi-Style Fund
AQR Momentum Fund	AQR Large Cap Momentum Style Fund
AQR Small Cap Momentum Fund	AQR Small Cap Momentum Style Fund
AQR International Momentum Fund	AQR International Momentum Style Fund
AQR Emerging Momentum Fund	AQR Emerging Momentum Style Fund
AQR Tax-Managed Momentum Fund	AQR TM Large Cap Momentum Style Fund
AQR Tax-Managed Small Cap Momentum Fund	AQR TM Small Cap Momentum Style Fund
AQR Tax-Managed International Momentum Fund	AQR TM International Momentum Style Fund
AQR U.S. Defensive Equity Fund	AQR Large Cap Defensive Style Fund
AQR International Defensive Equity Fund	AQR International Defensive Style Fund
AQR Emerging Defensive Equity Fund	AQR Emerging Defensive Style Fund

AQR TM Large Cap Multi-Style Fund, AQR TM Small Cap Multi-Style Fund, AQR TM International Multi-Style Fund and AQR TM Emerging Multi-Style Fund commenced operations on February 11, 2015.

The investment objective for AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Emerging Multi-Style Fund, AQR Large Cap Momentum Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Emerging Momentum Style Fund, AQR Global Equity Fund and AQR International Equity Fund is to seek long-term capital appreciation. The investment objective for AQR Large Cap Defensive Style Fund, AQR International Defensive Style Fund and AQR Emerging Defensive Style Fund is to seek total return. The investment objective for AQR TM Large Cap Multi-Style Fund, AQR TM Small Cap Multi-Style Fund, AQR TM International Multi-Style Fund, AQR TM Emerging Multi-Style Fund, AQR TM Large Cap Momentum Style Fund, AQR TM Small Cap Momentum Style Fund and AQR TM International Momentum Style Fund is to seek long-term after-tax capital appreciation.

Effective April 1, 2015, the Board of Trustees of the AQR Funds approved the reclassification of Class L shares as Class I shares for the following Funds: AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Emerging Multi-Style Fund, AQR TM Large Cap Multi-Style Fund, AQR TM Small Cap Multi-Style Fund, AQR TM International Multi-Style Fund, AQR TM Emerging Multi-Style Fund, AQR Large Cap Momentum Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Emerging Momentum Style Fund, AQR TM Large Cap Momentum Style Fund, AQR TM Small Cap Momentum Style Fund, and AQR TM International Momentum Style Fund.

The Funds offer the following classes of shares:

FUND	CLASSES OFFERED
AQR Large Cap Multi-Style Fund	Class I, Class N and Class R6
AQR Small Cap Multi-Style Fund	Class I, Class N and Class R6
AQR International Multi-Style Fund	Class I, Class N and Class R6
AQR Emerging Multi-Style Fund	Class I, Class N and Class R6
AQR TM Large Cap Multi-Style Fund	Class I, Class N and Class R6
AQR TM Small Cap Multi-Style Fund	Class I, Class N and Class R6
AQR TM International Multi-Style Fund	Class I, Class N and Class R6
AQR TM Emerging Multi-Style Fund	Class I, Class N and Class R6

AQR Funds	Annual Report	September 2015

Notes to Financial Statements	September 30, 2015

FUND	CLASSES OFFERED
AQR Large Cap Momentum Style Fund	Class I, Class N and Class R6
AQR Small Cap Momentum Style Fund	Class I, Class N and Class R6
AQR International Momentum Style Fund	Class I, Class N and Class R6
AQR Emerging Momentum Style Fund	Class I, Class N and Class R6
AQR TM Large Cap Momentum Style Fund	Class I, Class N and Class R6
AQR TM Small Cap Momentum Style Fund	Class I, Class N and Class R6
AQR TM International Momentum Style Fund	Class I, Class N and Class R6
AQR Large Cap Defensive Style Fund	Class I, Class N and Class R6
AQR International Defensive Style Fund	Class I, Class N and Class R6
AQR Emerging Defensive Style Fund	Class I, Class N and Class R6
AQR Global Equity Fund	Class I, Class N, Class Y and Class R6
AQR International Equity Fund	Class I, Class N, Class Y and Class R6

2. Significant Accounting Policies

The following summarizes the significant accounting policies of the Funds:

Use of Estimates: The preparation of the financial statements in conformity with GAAP requires the Advisor to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Valuation of Investments: All securities and other investments are recorded at their estimated fair value, as described in Note 4.

Cash: Cash comprises U.S. Dollar and foreign currency deposits held at a custodian bank(s).

Due to/from Brokers: Due to/from brokers represents cash balances on deposit with, or cash balances owed to, the Funds’ prime brokers and counterparties.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. Dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. Dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of such activity.

The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) on investments in securities and derivatives and net change in unrealized appreciation (depreciation) on investment securities and derivatives on the Statements of Operations.

Realized gains (losses) on foreign currency and foreign currency transactions reported on the Statements of Operations arise from the disposition of foreign currency and a change between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books on the transaction date and the U.S. Dollar equivalent of the amounts actually received or paid. Changes in unrealized appreciation (depreciation) on foreign currency and foreign currency translation reported on the Statements of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.

Investment Transactions and Related Income: Investment transactions are accounted for on trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts using the effective yield method. Dividend income (expense) net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the ex-date dividend notification. Interest purchased and interest sold on bonds is included in interest receivable and interest payable, respectively, in the Statements of Assets and Liabilities. For inflation-linked bonds, interest income (expense) is earned on the principal amount and adjusted for the changes in the relevant consumer price index.

Multi-class Operations: Each class of shares offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income, non-class specific expenses, realized and unrealized gains and losses are allocated daily to each class of shares based upon the proportion of relative net assets at the beginning of each day. Each Fund is charged for those expenses that are directly attributable to each Fund. Trust level expenses are allocated among the Funds based on the ratio of average net assets or other reasonable methodology.

AQR Funds	Annual Report	September 2015

Notes to Financial Statements	September 30, 2015

The Funds record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates (if actual amounts are not available) and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of components of distributions (and consequently net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

The Funds may be subject to foreign taxes on income, capital gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Offering Cost: Offering costs, including professional fees, printing fees and initial registration, are amortized over a period not longer than twelve months from the date the Funds commenced operations.

Federal Income Taxes: Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If so qualified, each Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Accordingly no provision for federal income tax is necessary.

The Advisor evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Funds are required to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. The returns of the Funds for the prior three fiscal years, or since inception if shorter, are open for examination. As of September 30, 2015, the Funds had no examinations in progress.

The Funds have concluded that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will materially change in the next twelve months.

Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The Funds intend to declare and distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. Income and capital gain distributions will be determined in accordance with federal income tax regulations which may differ from GAAP. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed/overdistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Indemnification: In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

3. Securities and Other Investments

Futures Contracts: Certain Funds invest in futures contracts as part of their primary investment strategy and to equitize its cash flows. Investments in futures may increase or decrease exposure to a particular market. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Funds, the Funds may not be entitled to the return of all of the margin owed to the Funds, potentially resulting in a loss. A realized gain (loss) represents the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired, and is reported in the Statements of Operations. The use of long futures contracts subjects the Funds to risk of loss in excess of the variation margin on the Statements of Assets and Liabilities. The use of short futures contracts subjects the Funds to unlimited risk of loss. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Forward Foreign Currency Exchange Contracts: Certain Funds buy and sell forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. Dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short term investments), or for

AQR Funds	Annual Report	September 2015

Notes to Financial Statements	September 30, 2015

other investment purposes. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Funds are unable to enter into a closing position. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Total Return Swap Contracts: Certain Funds invest in total return swaps to obtain exposure to the underlying referenced instruments, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap. Total return swap contracts are marked to market daily and the change, if any, is recorded as net change in appreciation (depreciation) on swap contracts in the Statements of Operations. Total return swaps normally do not involve the delivery of securities or other underlying assets. If the counterparty to a total return swap contract defaults, a Fund’s risk of loss consists of the net amount of payments the Fund is contractually entitled to receive, if any. The use of long total return swap contracts subject the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities. The use of short total return swaps subject the Funds to unlimited loss. Periodic payments received (paid) by the Funds are recorded as realized gains (losses) on swap contracts in the Statements of Operations. Total return swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Securities Lending: Certain Funds may lend securities to qualified borrowers approved by the Advisor in order to generate additional income. Securities loaned are collateralized by cash valued at 102% to 105% of the market value of the securities on loan. The Funds invest cash collateral in money market funds as indicated on the Schedule of Investments, and record a liability in the Statements of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. Loans are subject to termination by the Funds or the borrower at any time. Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. In the event of a default by a borrower with respect to any loan, the lending agent will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. If, despite such efforts by the lending agent to exercise these remedies, the Funds sustain losses as a result of a borrower’s default, the lending agent indemnifies the Funds by purchasing replacement securities at its expense, or paying the Funds an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in the Securities Lending Agency Agreement between the Funds and the lending agent. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. This amount is recorded as Securities lending income, net on the Statements of Operations. Certain of the securities on loan may have been sold prior to the close of the reporting period and are included in Receivables for Securities Sold on the Statements of Assets and Liabilities.

Master Agreements: Certain Funds are parties to master netting arrangements with counterparties (“Master Agreements”). Master Agreements govern the terms of certain like transactions, and reduce the counterparty risk associated with relevant transactions by specifying payment netting mechanisms across multiple transactions and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded by different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple Master Agreements with a counterparty and its affiliates. As the Master Agreements are specific to unique operations of different asset types, they allow the Funds to close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty.

Master Repurchase Agreements govern repurchase, or reverse repurchase transactions, relating to government bonds between certain Funds and select counterparties. Master Repurchase Agreements maintain provisions for initiation, income payments, events of default, and maintenance of collateral.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of equities, bonds, equity options or short sales of securities between certain Funds and selected counterparties. These arrangements provide financing terms for such transactions and include guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically held by the prime broker and offset any obligations due to the prime broker.

Customer Account Agreements govern cleared derivatives transactions and exchange-traded futures and options transactions. Upon entering into an exchange-traded or centrally cleared derivative contract, the Funds are required to deposit with the relevant clearing organization cash or securities, which is referred to as the initial margin. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited is recorded as Deposits with brokers for futures contracts on the Statements of Assets and Liabilities. For exchange-traded futures or centrally cleared swaps, initial margin is posted, and daily changes in fair value are recorded as a payable or receivable on the Statement of Assets and Liabilities as Variation margin on derivative instruments. Variation margin is determined separately for exchange-traded futures and centrally cleared swaps and cannot be netted.

AQR Funds	Annual Report	September 2015

Notes to Financial Statements	September 30, 2015

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern over-the-counter (“OTC”) derivative transactions entered into between certain Funds and a counterparty. ISDA Master Agreements maintain provisions for general obligations, representations, netting of settlement payments, agreements to deliver supporting documents, collateral transfer and events of default or termination. Events of termination include a decline in the Fund’s net assets below a specified threshold over a certain period of time or a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all OTC contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by a party to elect early termination could be material to the financial statements and impact a Fund’s future derivative activity.

Collateral and margin requirements differ according to the terms of each type of Master Agreement. Collateral is routinely transferred if the total net exposure net of existing collateral already in place governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold. Collateral can be in the form of cash, debt securities issued by the U.S. government and other securities or money market funds as agreed to by the Fund and the applicable counterparty, or as permitted by the clearing house or exchange.

Collateral pledged by a Fund for OTC derivatives pursuant to a Master Agreement is segregated by the Fund’s custodian and identified as an asset in the Statements of Assets and Liabilities either as a component of Investments in securities, at value (securities) or in Due from brokers (cash). Segregation of the Fund’s collateral in the custodian account helps mitigate counterparty risk.

Collateral posted for the benefit of a Fund pursuant to a Master Agreement is held by a custodian of the Fund. Amounts which have been invested or repledged, are presented in the Fund’s Schedule of Investments. Collateral received is reflected as a liability within Due to brokers in the Statements of Assets and Liabilities.

The Funds’ derivative assets and liabilities on the Statements of Assets and Liabilities are presented net only within a derivative type when a legally enforceable master netting agreement exists between the Funds and a derivative counterparty.

4. Investment Valuation and Fair Value Measurements

Investment Valuation Policies: The Net Asset Value (“NAV”) of the Funds’ shares are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each day that the NYSE is open (each a “Business Day”). The NAV per share of each class within each Fund is computed by dividing the total current value of the assets of such Fund attributable to a class, less class liabilities, by the total number of shares of that class of the Fund outstanding at the time the computation is made. For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Funds’ Board.

The Board has delegated responsibility for applying approved valuation policies to the Advisor. The Advisor monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Advisor has established a Valuation Committee (the “VC”) whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and determine in good faith the fair value of portfolio holdings after consideration of all relevant factors. The Advisor performs a series of activities to provide reasonable assurance of the accuracy of prices including: (i) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, (ii) review of daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, (iii) review of third party model prices against internal model prices, and (iv) review the results of back testing and reports for the Board on the results of fair value determinations.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from pricing services or established market makers. Where market quotations are not readily available, or if an available market quotation is determined not to reflect fair value, securities or financial derivatives are valued at fair value, as determined in good faith by the VC in accordance with the valuation procedures approved by the Funds’ Board. Using fair value to price a security may require subjective determinations about the value of a security that could result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net assets. It is possible the estimated values may differ significantly from the values which would have been used had a ready market for the investments existed. These differences could be material.

Fair Value Hierarchy: Various inputs are utilized in determining the value of each Fund’s investments. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. These inputs are summarized in the three broad levels as follows:

Level  1  —  Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level  2  —  Other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, credit risks and default rates) or other market corroborated inputs.

AQR Funds	Annual Report	September 2015

Notes to Financial Statements	September 30, 2015

Level  3  —  Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Techniques: The following inputs and techniques may be used by the Funds to evaluate how to classify each major category of assets and liabilities into the appropriate fair value hierarchy in accordance with GAAP.

Equity securities, including securities sold short, rights, exchange options, warrants, Exchange-Traded Funds (“ETFs”) and closed-end investment companies, are valued at the last quoted sales prices or official closing prices taken from the primary market in which each security trades and are therefore considered Level 1.

An equity for which no sales are reported, as in the case of a security that is traded in the over-the-counter market or a less liquid listed equity, is valued at its last bid price (in the case of short sales, at the ask price) and is therefore considered Level 2. In addition, equities traded outside of the Western Hemisphere are also considered Level 2 because they are fair valued daily based on the application of a fair value factor (unless the Advisor determines that use of another valuation methodology is appropriate). The Funds apply daily fair value factors, furnished by an independent pricing service, to account for the market movement between the close of the foreign market and the close of the NYSE. The pricing service uses statistical analysis and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, American Depository Receipts, futures contracts and exchange rates in other markets in determining fair value as of the time the Funds calculate their net asset value.

Fixed income securities and other investments that trade in markets that are not considered to be active, are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs and are also classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, money market funds and less liquid listed equities. Corporate and sovereign bonds and other fixed-income instruments are valued at estimated fair value using the latest bid prices or evaluated quotes furnished by independent pricing services, as well as quotations from counterparties and other market participants. Evaluated quotes are based on a matrix system, which may consider such factors as quoted prices for identical or similar assets, yields, maturities and ratings and are not necessarily reliant on quoted prices. Short-term debt investments of sufficient credit quality maturing in less than 60 days are generally valued at amortized cost, which approximates fair value. These investments are categorized as Level 2 of the fair value hierarchy.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation techniques (e.g., the market approach, the income approach, or the cost approach), including proprietary models for which sufficient and reliable data is available. Within Level 3, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of estimated future cash flows discounted to calculate fair value. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, changes in financial ratios or cash flows, benchmark yield curves, credit spreads, estimated default rates, underlying collateral, and other unique security features. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Advisor in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.

Exchange-traded derivatives, such as futures contracts and exchange-traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued at fair value based on their last sales price on the date of determination on the exchange that constitutes the principal market or, if no sales occurred on such date, at the bid price on such exchange at the close of business on such date. Centrally cleared swaps listed or traded on a multilateral trade facility platform, such as a registered exchange, are valued on daily basis using quotations provided by an independent pricing service.

OTC derivatives, including forward contracts and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable.

AQR Funds	Annual Report	September 2015

Notes to Financial Statements	September 30, 2015

The value of each total return swap contract is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing price on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable.

The U.S. Dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

Generally, a valuation model is used consistently for similar derivative types and model inputs, including, but not limited to, market prices, yield curves, credit spreads, volatilities and implied correlations which are obtained from outside brokers and/or pricing services when available. In instances where models are used, the value of an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability and reliability of observable inputs. Such inputs include market prices for reference securities, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. Certain OTC derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. Those OTC derivatives that have less liquidity or for which inputs are unobservable are classified within Level 3. While the valuations of less liquid OTC derivatives may utilize some Level 1 and/or Level 2 inputs, they also include other unobservable inputs which are considered significant to the fair value determination. At each measurement date, the Funds update the Level 1 and Level 2 inputs to reflect observable inputs, though the resulting gains and losses are reflected within Level 3 due to the significance of the unobservable inputs.

Quantitative Information

The following tables represent each Fund’s valuation inputs as presented on the Schedule of Investments:

AQR LARGE CAP MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$1,068,716,575	$1,523,613	$—	$1,070,240,188
Money Market Funds	—	40,087,564	—	40,087,564

Total Assets	$1,068,716,575	$41,611,177	$—	$1,110,327,752

LIABILITIES
Futures Contracts*	$(280,572)	$—	$—	$(280,572)

Total Liabilities	$(280,572)	$—	$—	$(280,572)
AQR SMALL CAP MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$40,470,423	$—	$—	$40,470,423
Exchange-Traded Funds	834,943	—	—	834,943
Securities Lending Collateral	—	3,593,902	—	3,593,902

Total Assets	$41,305,366	$3,593,902	$—	$44,899,268
AQR INTERNATIONAL MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$20,037,907	$255,339,504	$—	$275,377,411
Exchange-Traded Funds	7,327,731	—	—	7,327,731
Money Market Funds	—	3,009,087	—	3,009,087

Total Assets	$27,365,638	$258,348,591	$—	$285,714,229
AQR EMERGING MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$25,863,018	$154,209,267	$13,254	$180,085,539
Exchange-Traded Funds	3,306,059	—	—	3,306,059
Preferred Stocks†	2,377,007	—	—	2,377,007
Rights†	—	96,372	—	96,372
Securities Lending Collateral	—	6,988,846	—	6,988,846
Money Market Funds	—	3,067,339	—	3,067,339

Total Assets	$31,546,084	$164,361,824	$13,254	$195,921,162

AQR Funds	Annual Report	September 2015

Notes to Financial Statements	September 30, 2015

AQR TM LARGE CAP MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks	$26,724,343	$12,570	$—		$26,736,913
Exchange-Traded Funds	1,732,144	—	—		1,732,144
Money Market Funds	—	848,406	—		848,406

Total Assets	$28,456,487	$860,976	$—		$29,317,463
AQR TM SMALL CAP MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks	$3,257,532	$—	$—		$3,257,532
Exchange-Traded Funds	127,873	—	—		127,873
Securities Lending Collateral	—	261,756	—		261,756
Money Market Funds	—	153,155	—		153,155

Total Assets	$3,385,405	$414,911	$—		$3,800,316
AQR TM INTERNATIONAL MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$2,760,014	$40,031,746	$—		$42,791,760
Exchange-Traded Funds	1,254,219	—	—		1,254,219
Money Market Funds	—	1,167,969	—		1,167,969

Total Assets	$4,014,233	$41,199,715	$—		$45,213,948
AQR TM EMERGING MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$2,565,704	$14,730,368	$—		$17,296,072
Exchange-Traded Funds	1,384,332	—	—		1,384,332
Preferred Stocks†	222,885	—	—		222,885
Rights†	—	8,825	—		8,825
Securities Lending Collateral	—	1,077,831	—		1,077,831
Money Market Funds	—	1,354,892	—		1,354,892

Total Assets	$4,172,921	$17,171,916	$—		$21,344,837
AQR LARGE CAP MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks	$974,628,655	$484,175	$—		$975,112,830
Money Market Funds	—	29,587,039	—		29,587,039

Total Assets	$974,628,655	$30,071,214	$—		$1,004,699,869

LIABILITIES
Futures Contracts*	$(402,578)	$—	$—		$(402,578)

Total Liabilities	$(402,578)	$—	$—		$(402,578)
AQR SMALL CAP MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks	$389,283,676	$—	$—	(a)	$389,283,676
Rights	—	—	10,342		10,342
Securities Lending Collateral	—	43,938,129	—		43,938,129
Warrants	—	—	31		31
Money Market Funds	—	11,732,024	—		11,732,024

Total Assets	$389,283,676	$55,670,153	$10,373		$444,964,202

LIABILITIES
Futures Contracts*	$(378,384)	$—	$—		$(378,384)

Total Liabilities	$(378,384)	$—	$—		$(378,384)

AQR Funds	Annual Report	September 2015

Notes to Financial Statements	September 30, 2015

AQR INTERNATIONAL MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$20,889,053	$292,949,899	$84,955	$313,923,907
Money Market Funds	—	7,508,280	—	7,508,280

Total Assets	$20,889,053	$300,458,179	$84,955	$321,432,187

LIABILITIES
Futures Contracts*	$(180,197)	$—	$—	$(180,197)

Total Liabilities	$(180,197)	$—	$—	$(180,197)
AQR EMERGING MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$1,559,722	$6,053,031	$56,058	$7,668,811
Exchange-Traded Funds	30,781	—	—	30,781
Preferred Stocks†	31,197	—	—	31,197
Rights†	—	2,896	—	2,896
Securities Lending Collateral	—	371,933	—	371,933

Total Assets	$1,621,700	$6,427,860	$56,058	$8,105,618
AQR TM LARGE CAP MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$122,583,897	$56,110	$—	$122,640,007
Money Market Funds	—	3,434,826	—	3,434,826

Total Assets	$122,583,897	$3,490,936	$—	$126,074,833

LIABILITIES
Futures Contracts*	$(49,249)	$—	$—	$(49,249)

Total Liabilities	$(49,249)	$—	$—	$(49,249)
AQR TM SMALL CAP MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$19,107,339	$—	$—	$19,107,339
Exchange-Traded Funds	839,966	—	—	839,966
Securities Lending Collateral	—	2,011,744	—	2,011,744
Money Market Funds	—	662,689	—	662,689

Total Assets	$19,947,305	$2,674,433	$—	$22,621,738
AQR TM INTERNATIONAL MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$4,949,492	$62,486,715	$2,960	$67,439,167
Exchange-Traded Funds	3,573,386	—	—	3,573,386
Money Market Funds	—	2,052,955	—	2,052,955

Total Assets	$8,522,878	$64,539,670	$2,960	$73,065,508
AQR LARGE CAP DEFENSIVE STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$170,157,973	$—	$—	$170,157,973
Money Market Funds	—	18,079,824	—	18,079,824

Total Assets	$170,157,973	$18,079,824	$—	$188,237,797

LIABILITIES
Futures Contracts*	$(198,783)	$—	$—	$(198,783)

Total Liabilities	$(198,783)	$—	$—	$(198,783)

AQR Funds	Annual Report	September 2015

Notes to Financial Statements	September 30, 2015

AQR INTERNATIONAL DEFENSIVE STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$5,885,139	$26,814,306	$—		$32,699,445
Exchange-Traded Funds	1,170,761	—	—		1,170,761
Preferred Stocks†	—	148,726	—		148,726
Money Market Funds	—	264,443	—		264,443

Total Assets	$7,055,900	$27,227,475	$—		$34,283,375
AQR EMERGING DEFENSIVE STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$8,597,889	$17,945,601	$—		$26,543,490
Preferred Stocks†	70,676	—	—		70,676
Securities Lending Collateral	—	762,700	—		762,700
Money Market Funds	—	709,325	—		709,325
Futures Contracts*	2,028	—	—		2,028

Total Assets	$8,670,593	$19,417,626	$—		$28,088,219
AQR GLOBAL EQUITY FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$178,809,297	$112,530,210	$—	(a)	$291,339,507
Preferred Stocks†	—	773,517	—		773,517
Warrants†	—	19	—		19
Money Market Funds	—	31,785,532	—		31,785,532
Forward Foreign Currency Exchange Contracts*	—	1,369,027	—		1,369,027

Total Assets	$178,809,297	$146,458,305	$—	(a)	$325,267,602

LIABILITIES
Futures Contracts*	$(694,562)	$—	$—		$(694,562)
Total Return Swap Contracts*	—	(168,013)	—		(168,013)

Total Liabilities	$(694,562)	$(168,013)	$—		$(862,575)
AQR INTERNATIONAL EQUITY FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$—	$661,213,103	$—	(a)	$661,213,103
Preferred Stocks†	—	2,945,436	—		2,945,436
Warrants†	—	77	—		77
Money Market Funds	—	48,388,071	—		48,388,071
Forward Foreign Currency Exchange Contracts*	—	1,919,086	—		1,919,086
Total Return Swap Contracts*	—	389,199	—		389,199

Total Assets	$—	$714,854,972	$—	(a)	$714,854,972

LIABILITIES
Futures Contracts*	$(2,471,546)	$—	$—		$(2,471,546)

Total Liabilities	$(2,471,546)	$—	$—		$(2,471,546)

*	Derivative instruments, including futures, forward foreign currency exchange and total return swap contracts, are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange-traded and cleared derivatives.
†	Please refer to the Schedule of Investments to view securities segregated by country.
(a)	Security has zero value.

The Funds recognize all transfers at the beginning of the reporting period, related unrealized appreciation/(depreciation) is also transferred out at the beginning of the reporting period. Transfers between Level 1 and 2 generally relate to whether the principal market for the security becomes active or inactive. Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g., frequency of trades), which resulted in a lack of, or increase in, available market inputs to determine price. During the period ended, AQR Large Cap Multi-Style Fund, AQR Large Cap Momentum Style Fund, AQR TM Large Cap Momentum Style Fund and AQR Global Equity Fund

AQR Funds	Annual Report	September 2015

Notes to Financial Statements	September 30, 2015

had one investment each, which transferred levels between 1 and 2. There were no transfers of investments between levels for any of the remaining Funds.

There were no Level 3 securities held at period end, except where noted in AQR Emerging Momentum Style Fund. Securities classified as Level 3 in the Schedules of Investments are considered quantitatively insignificant in the aggregate for AQR Emerging Multi-Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR TM International Momentum Style Fund, AQR Global Equity Fund and AQR International Equity Fund.

The following table includes a rollforward of the balances of investments classified within Level 3 of the fair value hierarchy for the period for each Fund that held Level 3 securities that were considered quantitatively significant:

AQR EMERGING MOMENTUM STYLE FUND	COMMON STOCK
Balance as of September 30, 2014	$—
Net amortization/(accretion)	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(7,946)
Purchases[1]	21,214
Sales[2]	—
Transfers in to Level 3	42,790
Transfers out of Level 3	—
Balance as of September 30, 2015	$56,058
Change in Unrealized appreciation/(depreciation) for securities still held at September 30, 2015	$(7,946)

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, pay downs and securities tendered in a corporate action.

The fair market values of Level 3 investments are based on significant unobservable inputs that reflect the Advisor’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

The significant unobservable inputs used in the fair value measurement of a Fund’s investments in common stocks, corporate bonds, convertible bonds, convertible preferred stocks and warrants potentially include credit spread, liquidity discount, earnings multiples and volatility. Significant increases in the credit spread or liquidity discount inputs in isolation would potentially result in a significantly lower fair value measurement, whereas an increase in volatility generally results in a higher fair value measurement. Generally, a change in the assumption used for the credit spread would be accompanied by a directionally-similar change in the assumptions used for the volatility and liquidity discount. Investments in common stocks potentially include liquidity discounts, theoretical values, book to value analysis and/or broker quotes. Significant changes in any of these inputs would significantly change the fair value measurement of the position.

The following table summarizes the quantitative inputs and assumptions used in the valuation of investments classified within Level 3 of the fair value hierarchy for the period ended September 30, 2015 for the AQR Emerging Momentum Style Fund:

Quantitative Information about Level 3 Fair Value Measurements*

INVESTMENT TYPE	FAIR VALUE AT 9/30/15	VALUATION METHODOLOGY	UNOBSERVABLE INPUT(S)	INPUT VALUE/RANGE	WEIGHTED AVERAGE

Common Stock	$19,881	Fundamental Analysis	Beta	0.17%	N/A

*	The table above does not include Level 3 securities that are valued by pricing vendors or brokers. At September 30, 2015, the value of these securities was $36,177. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 4. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of pricing vendor and/or broker due diligence, unchanged price review and consideration of macro or security specific events.

AQR Funds	Annual Report	September 2015

Notes to Financial Statements	September 30, 2015

5. Federal Income Tax Matters

At September 30, 2015, the cost of security positions and aggregate gross unrealized appreciation (depreciation) of investments for Federal income tax purposes were as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
AQR Large Cap Multi-Style Fund	$1,147,115,007	$35,147,802	$(71,935,057)	$(36,787,255)
AQR Small Cap Multi-Style Fund	47,028,656	1,916,920	(4,046,308)	(2,129,388)
AQR International Multi-Style Fund	312,407,225	3,276,470	(29,969,466)	(26,692,996)
AQR Emerging Multi-Style Fund	234,261,691	1,100,039	(39,440,568)	(38,340,529)
AQR TM Large Cap Multi-Style Fund	31,296,020	300,706	(2,279,263)	(1,978,557)
AQR TM Small Cap Multi-Style Fund	4,024,128	113,613	(337,425)	(223,812)
AQR TM International Multi-Style Fund	49,212,346	500,098	(4,498,496)	(3,998,398)
AQR TM Emerging Multi-Style Fund	24,040,944	180,704	(2,876,811)	(2,696,107)
AQR Large Cap Momentum Style Fund	885,897,177	152,747,534	(33,944,842)	118,802,692
AQR Small Cap Momentum Style Fund	426,621,162	52,072,569	(33,729,529)	18,343,040
AQR International Momentum Style Fund	319,841,645	21,182,072	(19,591,530)	1,590,542
AQR Emerging Momentum Style Fund	9,115,454	215,019	(1,224,855)	(1,009,836)
AQR TM Large Cap Momentum Style Fund	118,107,163	13,128,649	(5,160,979)	7,967,670
AQR TM Small Cap Momentum Style Fund	21,926,548	2,456,487	(1,761,297)	695,190
AQR TM International Momentum Style Fund	75,232,580	3,605,657	(5,772,729)	(2,167,072)
AQR Large Cap Defensive Style Fund	161,834,160	29,154,090	(2,750,453)	26,403,637
AQR International Defensive Style Fund	36,012,727	2,587,736	(4,317,088)	(1,729,352)
AQR Emerging Defensive Style Fund	32,422,278	1,042,267	(5,378,354)	(4,336,087)
AQR Global Equity Fund	305,649,888	35,315,878	(17,067,191)	18,248,687
AQR International Equity Fund	695,341,280	60,505,127	(43,299,720)	17,205,407

The differences between book basis and tax basis appreciation (depreciation) on investments is primarily attributable to wash sale loss deferrals, mark to market on passive foreign investment companies (“PFIC”) and non-taxable dividends from Real Estate Investment Trusts (“REIT”).

As of September 30, 2015, the components of net assets (excluding paid in capital) on a tax basis were as follows:

FUND	CURRENT DISTRIBUTABLE ORDINARY INCOME	CURRENT DISTRIBUTABLE LONG TERM CAPITAL GAIN OR (TAX BASIS CAPITAL LOSS CARRYFORWARDS)	NET UNREALIZED APPRECIATION (DEPRECIATION)	POST OCTOBER CAPITAL OR LATE YEAR ORDINARY LOSS DEFERRALS	OTHER TEMPORARY DIFFERENCES	TOTAL ACCUMULATED EARNINGS
AQR Large Cap Multi-Style Fund	$7,912,780	$1,494	$(36,787,255)	$(16,532,225)	$—	$(45,405,206)
AQR Small Cap Multi-Style Fund	214,186	191	(2,129,388)	(706,036)	—	(2,621,047)
AQR International Multi-Style Fund	4,229,379	(596,590)	(26,674,735)	(8,437,108)	—	(31,479,054)
AQR Emerging Multi-Style Fund	3,999,452	(139,986)	(38,347,314)	(6,824,391)	—	(41,312,239)
AQR TM Large Cap Multi-Style Fund	166,519	55	(1,978,557)	—	—	(1,811,983)
AQR TM Small Cap Multi-Style Fund	20,233	(4,560)	(223,812)	—	—	(208,139)
AQR TM International Multi-Style Fund	606,131	(516,968)	(3,995,626)	—	—	(3,906,463)
AQR TM Emerging Multi-Style Fund	271,822	(321,790)	(2,697,070)	—	—	(2,747,038)
AQR Large Cap Momentum Style Fund	7,544,244	60,558,493	118,802,658	—	—	186,905,395

AQR Funds	Annual Report	September 2015

Notes to Financial Statements	September 30, 2015

FUND	CURRENT DISTRIBUTABLE ORDINARY INCOME	CURRENT DISTRIBUTABLE LONG TERM CAPITAL GAIN OR (TAX BASIS CAPITAL LOSS CARRYFORWARDS)	NET UNREALIZED APPRECIATION (DEPRECIATION)	POST OCTOBER CAPITAL OR LATE YEAR ORDINARY LOSS DEFERRALS	OTHER TEMPORARY DIFFERENCES	TOTAL ACCUMULATED EARNINGS
AQR Small Cap Momentum Style Fund	$1,962,418	$1,448,662	$18,343,041	$—	$—	$21,754,121
AQR International Momentum Style Fund	5,077,538	(2,177,134)	1,520,928	(18,245,521)	—	(13,824,189)
AQR Emerging Momentum Style Fund	185,744	(13,655)	(1,010,325)	(1,154,423)	—	(1,992,659)
AQR TM Large Cap Momentum Style Fund	1,077,518	—	7,967,671	(1,766,680)	—	7,278,509
AQR TM Small Cap Momentum Style Fund	111,959	(83,308)	695,190	(115,202)	—	608,639
AQR TM International Momentum Style Fund	1,051,323	(2,778,747)	(2,177,567)	(4,689,361)	—	(8,594,352)
AQR Large Cap Defensive Style Fund	3,930,014	14,811,528	26,403,637	—	—	45,145,179
AQR International Defensive Style Fund	660,269	(2,827)	(1,733,636)	(386,640)	—	(1,462,834)
AQR Emerging Defensive Style Fund	949,703	(237,187)	(4,341,267)	(8,839,369)	—	(12,468,120)
AQR Global Equity Fund	4,760,479	17,527,986	16,385,157	(2,030,856)	(6,157)	36,636,609
AQR International Equity Fund	15,067,599	8,880,941	9,133,033	(540,555)	—	32,541,018

The differences between book basis and tax basis components of net assets are primarily attributable to wash sales loss deferrals, qualified late-year loss deferrals, post October capital loss deferrals, mark to market on forward foreign currency exchange contracts, mark to market on future contracts, mark to market on PFIC investments, capital loss carryover and non-taxable dividends from REIT investments.

As of September 30, 2015, the effect of permanent book/tax reclassifications resulted in increase (decrease) to the components of net assets as follows:

FUND	UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED NET REALIZED GAIN(LOSS) ON INVESTMENTS	PAID-IN CAPITAL
AQR Large Cap Multi-Style Fund	$(75,818)	$75,818	$—
AQR Small Cap Multi-Style Fund	(8,630)	8,630	—
AQR International Multi-Style Fund	(249,905)	249,905	—
AQR Emerging Multi-Style Fund	158,488	(144,229)	(14,259)
AQR TM Large Cap Multi-Style Fund	6,351	140	(6,491)
AQR TM Small Cap Multi-Style Fund	6,175	255	(6,430)
AQR TM International Multi-Style Fund	5,566	1,114	(6,680)
AQR TM Emerging Multi-Style Fund	751	8,219	(8,970)
AQR Large Cap Momentum Style Fund	(986,655)	986,655	—
AQR Small Cap Momentum Style Fund	(242,312)	242,312	—
AQR International Momentum Style Fund	385,976	(385,976)	—
AQR Emerging Momentum Style Fund	941	13,430	(14,371)
AQR TM Large Cap Momentum Style Fund	(61,725)	61,725	—
AQR TM Small Cap Momentum Style Fund	(1,418)	1,418	—
AQR TM International Momentum Style Fund	(52,958)	52,958	—
AQR Large Cap Defensive Style Fund	(3,506)	3,506	—
AQR International Defensive Style Fund	(2,394)	2,394	—
AQR Emerging Defensive Style Fund	(59,253)	59,253	—
AQR Global Equity Fund	117,562	(169,606)	52,044
AQR International Equity Fund	2,062,635	(2,111,944)	49,309

AQR Funds	Annual Report	September 2015

Notes to Financial Statements	September 30, 2015

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to the tax treatment of redesignation of distributions, PFIC investments, REIT investments and certain non-deductible expenses.

The tax character of distributions paid during the fiscal year-ends or periods ended September 30, 2015 and September 30, 2014 were as follows:

	SEPTEMBER 30, 2015		SEPTEMBER 30, 2014
FUND	ORDINARY INCOME	CAPITAL GAINS	ORDINARY INCOME	CAPITAL GAINS
AQR Large Cap Multi-Style Fund	$2,933,755	$672,488	$319,367	$69
AQR Small Cap Multi-Style Fund	131,837	88,141	60,042	81
AQR International Multi-Style Fund	1,324,144	78,371	157,327	—
AQR Emerging Multi-Style Fund	164,448	—	—	—
AQR Large Cap Momentum Style Fund	24,560,783	73,639,636	15,842,942	26,456,966
AQR Small Cap Momentum Style Fund	7,189,881	28,285,487	7,799,115	9,124,795
AQR International Momentum Style Fund	6,554,908	3,582,058	4,569,588	—
AQR Emerging Momentum Style Fund	74,317	—	—	—
AQR TM Large Cap Momentum Style Fund	1,263,697	1,207,604	353,859	92,904
AQR TM Small Cap Momentum Style Fund	13,062	546,861	119,846	42,494
AQR TM International Momentum Style Fund	1,179,477	271,835	474,514	156,441
AQR Large Cap Defensive Style Fund	6,386,436	2,527,136	1,761,198	195,128
AQR International Defensive Style Fund	862,765	486,716	507,585	29,738
AQR Emerging Defensive Style Fund	1,399,258	—	378,685	295
AQR Global Equity Fund	8,844,660	24,653,244	45,140,308	58,908,214
AQR International Equity Fund	25,286,786	37,535,197	48,309,584	23,669,394

During the period ended September 30, 2015, the Funds utilized capital loss carryforwards in the amounts listed below:

FUND	SHORT-TERM	LONG TERM
AQR Emerging Multi-Style Fund	$—	$160

As of September 30, 2015, for federal income tax purposes, the following Funds have capital loss carryforwards available to offset capital gains, if any, to the extent provided by the U.S. Treasury regulations:

FUND	SHORT-TERM	LONG TERM
AQR International Multi-Style Fund	$486,787	$109,803
AQR Emerging Multi-Style Fund	129,898	10,088
AQR TM Small Cap Multi-Style Fund	4,560	—
AQR TM International Multi-Style Fund	497,100	19,868
AQR TM Emerging Multi-Style Fund	314,839	6,951
AQR International Momentum Style Fund	2,177,134	—
AQR Emerging Momentum Style Fund	11,011	2,644
AQR TM Small Cap Momentum Style Fund	83,060	248
AQR TM International Momentum Style Fund	2,778,747	—
AQR International Defensive Style Fund	—	2,827
AQR Emerging Defensive Style Fund	115,776	121,411

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered short-term as under previous law.

6. Investment Transactions

During the period ended September 30, 2015, the cost of purchases and the proceeds from sales of investments (excluding swap contracts, forward foreign currency exchange contracts, futures contracts and short-term investments) were as follows:

FUND	PURCHASES	SALES
AQR Large Cap Multi-Style Fund	$1,324,129,099	$412,310,484
AQR Small Cap Multi-Style Fund	98,215,704	63,371,974
AQR International Multi-Style Fund	653,165,779	390,261,216
AQR Emerging Multi-Style Fund	496,394,001	280,198,611
AQR TM Large Cap Multi-Style Fund	59,175,223	28,762,358
AQR TM Small Cap Multi-Style Fund	5,759,914	2,145,231

AQR Funds	Annual Report	September 2015

Notes to Financial Statements	September 30, 2015

FUND	PURCHASES	SALES
AQR TM International Multi-Style Fund	$97,959,446	$49,452,999
AQR TM Emerging Multi-Style Fund	39,925,745	18,020,002
AQR Large Cap Momentum Style Fund	947,651,021	992,693,029
AQR Small Cap Momentum Style Fund	415,631,330	325,621,958
AQR International Momentum Style Fund	399,936,420	361,976,953
AQR Emerging Momentum Style Fund	16,449,604	14,049,815
AQR TM Large Cap Momentum Style Fund	99,058,701	75,017,525
AQR TM Small Cap Momentum Style Fund	26,257,557	20,950,471
AQR TM International Momentum Style Fund	98,779,244	100,657,058
AQR Large Cap Defensive Style Fund	43,861,920	135,412,235
AQR International Defensive Style Fund	24,251,450	14,558,299
AQR Emerging Defensive Style Fund	78,796,440	108,779,778
AQR Global Equity Fund	243,003,372	206,786,560
AQR International Equity Fund	605,493,847	635,564,866

7. Derivative Instruments and Activities

Certain funds use derivative instruments as part of their principal investment strategy to achieve their investment objectives. The Funds’ derivative contracts held at September 30, 2015, are not accounted for as hedging instruments under GAAP. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities across derivative types that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities. All financial instruments held by the Funds were subject to a master netting agreement or similar arrangement. There were no financial instruments subject to a netting agreement for which the Funds are not currently netting.

The following table lists the fair value of derivatives instruments held by the Funds, by primary underlying risk and contract type, as included in the Statements of Assets and Liabilities* at September 30, 2015.

	ASSETS			LIABILITIES
FUND	UNREALIZED APPRECIATION ON FUTURES CONTRACTS*	SWAPS AT VALUE	UNREALIZED APPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	UNREALIZED DEPRECIATION ON FUTURES CONTRACTS*	SWAPS AT VALUE	UNREALIZED DEPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS
Equity Risk Exposure:
AQR Large Cap Multi-Style Fund	$—	$—	$—	$280,572	$—	$—
AQR Large Cap Momentum Style Fund	—	—	—	402,578	—	—
AQR Small Cap Momentum Style Fund	—	—	—	378,384	—	—
AQR International Momentum Style Fund	—	—	—	180,197	—	—
AQR TM Large Cap Momentum Style Fund	—	—	—	49,249	—	—
AQR Large Cap Defensive Style Fund	—	—	—	198,783	—	—
AQR Emerging Defensive Style Fund	2,028	—	—	—	—	—
AQR Global Equity Fund	322,023	—	—	1,016,585	168,013	—
AQR International Equity Fund	660,613	469,438	—	3,132,159	80,239	—

Foreign Exchange Rate Risk Exposure:
AQR Global Equity Fund	—	—	1,715,833	—	—	346,806
AQR International Equity Fund	—	—	2,279,608	—	—	360,522

Netting:
AQR Global Equity Fund	(322,023)	—	(346,806)	(322,023)	—	(346,806)
AQR International Equity Fund	(660,613)	(80,239)	(360,522)	(660,613)	(80,239)	(360,522)

Net Fair Value of Derivative Contracts:
AQR Large Cap Multi-Style Fund	—	—	—	280,572	—	—
AQR Large Cap Momentum Style Fund	—	—	—	402,578	—	—
AQR Small Cap Momentum Style Fund	—	—	—	378,384	—	—
AQR International Momentum Style Fund	—	—	—	180,197	—	—
AQR TM Large Cap Momentum Style Fund	—	—	—	49,249	—	—
AQR Large Cap Defensive Style Fund	—	—	—	198,783	—	—
AQR Emerging Defensive Style Fund	2,028	—	—	—	—	—
AQR Global Equity Fund	—	—	1,369,027	694,562	168,013	—
AQR International Equity Fund	—	389,199	1,919,086	2,471,546	—	—

*	May include cumulative appreciation (depreciation) of futures as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange traded derivatives.

AQR Funds	Annual Report	September 2015

Notes to Financial Statements	September 30, 2015

The following table indicates the effect of derivative instruments, by primary underlying risk exposure and contract type, on the Statements of Operations for the period ended September 30, 2015:

	REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED AS A RESULT FROM OPERATIONS			NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED AS A RESULT FROM OPERATIONS
FUND	FUTURES CONTRACTS	SWAPS CONTRACTS	FORWARD CURRENCY EXCHANGE CONTRACTS	FUTURES CONTRACTS	SWAPS CONTRACTS	FORWARD CURRENCY EXCHANGE CONTRACTS
Equity Risk Exposure:
AQR Large Cap Multi-Style Fund	$(1,033,285)	$—	$—	$(280,572)	$—	$—
AQR Large Cap Momentum Style Fund	97,579	—	—	(351,253)	—	—
AQR Small Cap Momentum Style Fund	(939,015)	—	—	(358,294)	—	—
AQR International Momentum Style Fund	(572,610)	—	—	(176,545)	—	—
AQR TM Large Cap Momentum Style Fund	389,528	—	—	(49,249)	—	—
AQR Large Cap Defensive Style Fund	52,127	—	—	(149,568)	—	—
AQR Emerging Defensive Style Fund	(287,894)	—	—	2,028	—	—
AQR Global Equity Fund	(640,053)	227,354	—	(551,939)	103,200	—
AQR International Equity Fund	(414,760)	3,742,644	—	(1,700,173)	1,277,479	—

Foreign Exchange Rate Risk Exposure:
AQR Global Equity Fund	—	—	(2,730,586)	—	—	4,244,504
AQR International Equity Fund	—	—	(12,872,380)	—	—	10,039,194

The following tables present the Funds’ gross OTC derivative assets and liabilities by counterparty and contract type net of amounts available for offset under netting arrangements and any related collateral received or posted by the Funds’ as of September 30, 2015.

AQR GLOBAL EQUITY FUND

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED	NET AMOUNT
Citibank	Forward Foreign Currency Exchange Contracts	$818,960	$(174,636)	$644,324	$—	$(580,000)	$64,324
Credit Suisse International	Forward Foreign Currency Exchange Contracts	896,873	(172,170)	724,703	—	(700,000)	24,703
Total financial instruments subject to a master netting agreement or similar arrangement		1,715,833	(346,806)	1,369,027	—	(1,280,000)	89,027

AQR Funds	Annual Report	September 2015

Notes to Financial Statements	September 30, 2015

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (a)	NET AMOUNT
Citibank	Forward Foreign Currency Exchange Contracts	$174,636	$(174,636)	$—	$—	$—	$—
Credit Suisse International	Forward Foreign Currency Exchange Contracts	172,170	(172,170)	—	—	—	—
Goldman Sachs	Total Return Swap Contracts	168,013	—	168,013	—	(168,013)	—
Total financial instruments subject to a master netting agreement or similar arrangement		514,819	(346,806)	168,013	—	(168,013)	—

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $161,987.

AQR INTERNATIONAL EQUITY FUND

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED (a)	NET AMOUNT
CitiBank	Forward Foreign Currency Exchange Contracts	$1,117,521	$(176,341)	$941,180	$—	$(910,000)	$31,180
Credit Suisse International	Forward Foreign Currency Exchange Contracts	1,162,087	(184,181)	977,906	—	(977,906)	—
Goldman Sachs	Total Return Swap Contracts	469,438	(80,239)	389,199	—	—	389,199
Total financial instruments subject to a master netting agreement or similar arrangement		2,749,046	(440,761)	2,308,285	—	(1,887,906)	420,379

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (b)	NET AMOUNT
CitiBank	Forward Foreign Currency Exchange Contracts	$176,341	$(176,341)	$—	$—	$—	$—
Credit Suisse International	Forward Foreign Currency Exchange Contracts	184,181	(184,181)	—	—	—	—
Goldman Sachs	Total Return Swap Contracts	80,239	(80,239)	—	—	—	—
Total financial instruments subject to a master netting agreement or similar arrangement		440,761	(440,761)	—	—	—	—

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral received from the counterparty. Total additional collateral received was $52,094.
(b)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $3,820,056.

AQR Funds	Annual Report	September 2015

Notes to Financial Statements	September 30, 2015

For the period ended September 30, 2015, the quarterly average notional values of the derivatives held by the Funds were as follows:

Derivatives Volume Disclosure*

	AQR LARGE CAP MULTI-STYLE FUND	AQR LARGE CAP MOMENTUM STYLE FUND	AQR SMALL CAP MOMENTUM STYLE FUND	AQR INTERNATIONAL MOMENTUM STYLE FUND	AQR TM LARGE CAP MOMENTUM STYLE FUND
Futures Contracts:
Average Notional Balance—Long	$24,176,186	$14,956,235	$5,414,026	$7,747,526	$2,201,265
Average Notional Balance—Short	—	—	—	—	—
Ending Notional Balance—Long	30,825,505	20,613,960	7,780,890	7,752,650	2,385,875
Ending Notional Balance—Short	—	—	—	—	—

		AQR LARGE CAP DEFENSIVE STYLE FUND	AQR EMERGING DEFENSIVE STYLE FUND	AQR GLOBAL EQUITY FUND	AQR INTERNATIONAL EQUITY FUND
Futures Contracts:
Average Notional Balance—Long		$7,846,158	$955,620	$55,611,494	$164,472,882
Average Notional Balance—Short		—	—	26,148,350	73,273,359
Ending Notional Balance—Long		17,464,605	711,990	50,408,843	148,400,234
Ending Notional Balance—Short		—	—	23,980,086	74,033,823
Forward Foreign Currency Exchange Contracts:
Average Settlement Value—Purchased		—	—	157,602,435	416,200,615
Average Settlement Value—Sold		—	—	133,001,345	346,345,890
Ending Value—Purchased		—	—	147,634,621	332,982,447
Ending Value—Sold		—	—	116,616,536	269,243,707
Total Return Swaps:
Average Notional Balance—Long		—	—	5,333,961	9,541,684
Average Notional Balance—Short		—	—	8,144,705	34,286,540
Ending Notional Balance—Long		—	—	8,587,429	5,848,305
Ending Notional Balance—Short		—	—	—	19,109,352

*	Notional values as of each quarter end are used to calculate the average represented.

8. Investment Advisory and Other Agreements

The Advisor serves as the investment advisor to each of the Funds, pursuant to the Second Amended and Restated Investment Advisory Agreement, dated November 7, 2014, as amended, (“Investment Advisory Agreement”) and the Investment Management Agreement, dated November 7, 2014, as amended (“Investment Management Agreement”) each entered into by the Trust, on behalf of the Funds (the Investment Management Agreement and Investment Advisory Agreement collectively referred to herein as the “Advisory Agreement”). Under the Advisory Agreement, the Advisor furnishes a continuous investment program for each Fund’s portfolio, makes day-to-day investment decisions for the Funds, and manages the Funds’ investments in accordance with the stated policies of each Fund. The Advisor is also responsible for selecting brokers and dealers to execute purchase and sale orders for the portfolio transactions of each Fund, subject to its obligation to seek best execution, and also provides certain other administrative services to each Fund. The Advisor provides persons satisfactory to the Funds’ Board to serve as officers of the Funds.

Effective April 1, 2015, the Board of Trustees of the Trust approved (1) an amendment to the Investment Advisory Agreement, removing the AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Emerging Multi-Style Fund, AQR TM Large Cap Multi-Style Fund, AQR TM Small Cap Multi-Style Fund, AQR TM International Multi-Style Fund, AQR TM Emerging Multi-Style Fund, AQR Large Cap Momentum Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Emerging Momentum Style Fund, AQR TM Large Cap Momentum Style Fund, AQR TM Small Cap Momentum Style Fund, AQR TM International Momentum Style Fund, AQR Large Cap Defensive Style Fund, AQR International Defensive Style Fund and AQR Emerging Defensive Style Fund (each, a “Style Fund” and collectively, the “Style Funds”) (the “Amended Investment Advisory Agreement”); and (2) an amendment to the Investment Management Agreement, reflecting: (a) the addition of the Style Funds, (b) for the Style Funds, the bundling of advisory services and shareholder servicing into a single agreement with a single contractual management fee (combining services that had been provided separately under the Investment Advisory Agreement and Shareholder Services Agreement prior to April 1, 2015), and (c) a reduction in the total fees payable to AQR for advisory and shareholder services by each of the Style Funds (the “Amended Investment Management Agreement” and, together with the Amended Investment Advisory Agreement, the “Amendments”). The footnotes to the following table provide additional information regarding how the total fees payable to the Advisor for advisory and shareholder services have changed for each Style Fund during the fiscal year ended September 30, 2015.

AQR Funds	Annual Report	September 2015

Notes to Financial Statements	September 30, 2015

Pursuant to the Advisory Agreement, the Funds currently pay the Advisor an Investment Advisory fee calculated on the average daily net assets for each Fund, in the annual ratios below:

FUND	RATIO
AQR Large Cap Multi-Style Fund[1]	0.30%
AQR Small Cap Multi-Style Fund[2]	0.50
AQR International Multi-Style Fund[3]	0.45
AQR Emerging Multi-Style Fund[4]	0.60
AQR TM Large Cap Multi-Style Fund[5]	0.30
AQR TM Small Cap Multi-Style Fund[6]	0.50
AQR TM International Multi-Style Fund[7]	0.45
AQR TM Emerging Multi-Style Fund[8]	0.60
AQR Large Cap Momentum Style Fund[9]	0.25
AQR Small Cap Momentum Style Fund[10]	0.45
AQR International Momentum Style Fund[11]	0.40
AQR Emerging Momentum Style Fund[12]	0.55
AQR TM Large Cap Momentum Style Fund[13]	0.25
AQR TM Small Cap Momentum Style Fund[14]	0.45
AQR TM International Momentum Style Fund[15]	0.40
AQR Large Cap Defensive Style Fund[16]	0.25
AQR International Defensive Style Fund[17]	0.40
AQR Emerging Defensive Style Fund[18]	0.55
AQR Global Equity Fund	0.40
AQR International Equity Fund	0.45

[1]

Effective April 1, 2015 (i) the AQR Large Cap Multi-Style Fund’s contractual advisory fee and shareholder servicing fee were bundled into one contractual advisory fee and (ii) the Fund’s bundled contractual advisory fee was reduced by 0.15%. Prior to April 1, 2015, the contractual advisory fee was 0.30% and the shareholder servicing fee was 0.15%.

[2]

Effective April 1, 2015 (i) the AQR Small Cap Multi-Style Fund’s contractual advisory fee and shareholder servicing fee were bundled into one contractual advisory fee and (ii) the Fund’s bundled contractual advisory fee was reduced by 0.10%. Prior to April 1, 2015, the contractual advisory fee was 0.45% and the shareholder servicing fee was 0.15%.

[3]

Effective April 1, 2015 (i) the AQR International Multi-Style Fund’s contractual advisory fee and shareholder servicing fee were bundled into one contractual advisory fee and (ii) the Fund’s bundled contractual advisory fee was reduced by 0.10%. Prior to April 1, 2015, the contractual advisory fee was 0.40% and the shareholder servicing fee was 0.15%.

[4]

Effective April 1, 2015 (i) the AQR Emerging Multi-Style Fund’s contractual advisory fee and shareholder servicing fee were bundled into one contractual advisory fee and (ii) the Fund’s bundled contractual advisory fee was reduced by 0.10%. Prior to April 1, 2015, the contractual advisory fee was 0.55% and the shareholder servicing fee was 0.15%.

[5]

Effective April 1, 2015 (i) the AQR TM Large Cap Multi-Style Fund’s contractual advisory fee and shareholder servicing fee were bundled into one contractual advisory fee and (ii) the Fund’s bundled contractual advisory fee was reduced by 0.15%. Prior to April 1, 2015, the contractual advisory fee was 0.30% and the shareholder servicing fee was 0.15%.

[6]

Effective April 1, 2015 (i) the AQR TM Small Cap Multi-Style Fund’s contractual advisory fee and shareholder servicing fee were bundled into one contractual advisory fee and (ii) the Fund’s bundled contractual advisory fee was reduced by 0.10%. Prior to April 1, 2015, the contractual advisory fee was 0.45% and the shareholder servicing fee was 0.15%.

[7]

Effective April 1, 2015 (i) the AQR TM International Multi-Style Fund’s contractual advisory fee and shareholder servicing fee were bundled into one contractual advisory fee and (ii) the Fund’s bundled contractual advisory fee was reduced by 0.10%. Prior to April 1, 2015, the contractual advisory fee was 0.40% and the shareholder servicing fee was 0.15%.

[8]

Effective April 1, 2015 (i) the AQR TM Emerging Multi-Style Fund’s contractual advisory fee and shareholder servicing fee were bundled into one contractual advisory fee and (ii) the Fund’s bundled contractual advisory fee was reduced by 0.10%. Prior to April 1, 2015, the contractual advisory fee was 0.55% and the shareholder servicing fee was 0.15%.

[9]

Effective April 1, 2015 (i) the AQR Large Cap Momentum Style Fund’s contractual advisory fee and shareholder servicing fee were bundled into one contractual advisory fee and (ii) the Fund’s bundled contractual advisory fee was reduced by 0.15%. Prior to April 1, 2015, the contractual advisory fee was 0.25% and the shareholder servicing fee was 0.15%.

[10]

Effective April 1, 2015 (i) the AQR Small Cap Momentum Style Fund’s contractual advisory fee and shareholder servicing fee were bundled into one contractual advisory fee and (ii) the Fund’s bundled contractual advisory fee was reduced by 0.05%. Prior to April 1, 2015, the contractual advisory fee was 0.35% and the shareholder servicing fee was 0.15%.

[11]

Effective April 1, 2015 (i) the AQR International Momentum Style Fund’s contractual advisory fee and shareholder servicing fee were bundled into one contractual advisory fee and (ii) the Fund’s bundled contractual advisory fee was reduced by 0.10%. Prior to April 1, 2015, the contractual advisory fee was 0.35% and the shareholder servicing fee was 0.15%.

[12]

Effective April 1, 2015 (i) the AQR Emerging Momentum Style Fund’s contractual advisory fee and shareholder servicing fee were bundled into one contractual advisory fee and (ii) the Fund’s bundled contractual advisory fee was reduced by 0.10%. Prior to April 1, 2015, the contractual advisory fee was 0.50% and the shareholder servicing fee was 0.15%.

[13]

Effective April 1, 2015 (i) the AQR TM Large Cap Momentum Style Fund’s contractual advisory fee and shareholder servicing fee were bundled into one contractual advisory fee and (ii) the Fund’s bundled contractual advisory fee was reduced by 0.15%. For the period

AQR Funds	Annual Report	September 2015

Notes to Financial Statements	September 30, 2015

January 29, 2015 to March 31, 2015, the contractual advisory fee was 0.25% and the shareholder servicing fee was 0.15%. Prior to January 29, 2015, the contractual advisory fee was 0.30%.
[14]

Effective April 1, 2015 (i) the AQR TM Small Cap Momentum Style Fund’s contractual advisory fee and shareholder servicing fee were bundled into one contractual advisory fee and (ii) the Fund’s bundled contractual advisory fee was reduced by 0.05%. For the period January 29, 2015 to March 31, 2015, the contractual advisory fee was 0.35% and the shareholder servicing fee was 0.15%. Prior to January 29, 2015, the contractual advisory fee was 0.40%.

[15]

Effective April 1, 2015 (i) the AQR TM International Momentum Style Fund’s contractual advisory fee and shareholder servicing fee were bundled into one contractual advisory fee and (ii) the Fund’s bundled contractual advisory fee was reduced by 0.10%. For the period January 29, 2015 to March 31, 2015, the contractual advisory fee was 0.35% and the shareholder servicing fee was 0.15%. Prior to January 29, 2015, the contractual advisory fee was 0.40%.

[16]

Effective April 1, 2015 (i) the AQR Large Cap Defensive Style Fund’s contractual advisory fee and shareholder servicing fee were bundled into one contractual advisory fee and (ii) the Fund’s bundled contractual advisory fee was reduced by 0.15%. For the period January 29, 2014 to March 31, 2015, the contractual advisory fee was 0.25% and the shareholder servicing fee was 0.15%.

[17]

Effective April 1, 2015 (i) the AQR International Defensive Style Fund’s contractual advisory fee and shareholder servicing fee were bundled into one contractual advisory fee and (ii) the Fund’s bundled contractual advisory fee was reduced by 0.10%. For the period January 29, 2014 to March 31, 2015, the contractual advisory fee was 0.35% and the shareholder servicing fee was 0.15%.

[18]

Effective April 1, 2015 (i) the AQR Emerging Defensive Style Fund’s contractual advisory fee and shareholder servicing fee were bundled into one contractual advisory fee and (ii) the Fund’s bundled contractual advisory fee was reduced by 0.10%. For the period April 1, 2014 to March 31, 2015, the contractual advisory fee was 0.50% and the shareholder servicing fee was 0.15%.

The Trust and the Advisor have entered into a Fee Waiver and Expense Reimbursement Agreement (“Fee Waiver Agreement”) whereby the Advisor has agreed to waive its fee and/or reimburse each Fund at least through January 28, 2017 for Class I, N, and R6 shares, respectively, unless otherwise noted. Pursuant to the Fee Waiver Agreement, the Advisor has agreed to waive and/or reimburse each Fund to the extent that the total annual fund operating expense ratios, exclusive of interest, taxes, borrowing costs, acquired fund fees and expenses, dividend and interest expense related to short sales, and extraordinary expenses exceed the following ratios:

FUND	CLASS I	CLASS N	CLASS R6
AQR Large Cap Multi-Style Fund	0.45%	0.70%	0.35%
AQR Small Cap Multi-Style Fund	0.65	0.90	0.55
AQR International Multi-Style Fund	0.60	0.85	0.50
AQR Emerging Multi-Style Fund	0.75	1.00	0.65
AQR TM Large Cap Multi-Style Fund	0.45	0.70	0.35
AQR TM Small Cap Multi-Style Fund	0.65	0.90	0.55
AQR TM International Multi-Style Fund	0.60	0.85	0.50
AQR TM Emerging Multi-Style Fund	0.75	1.00	0.65
AQR Large Cap Momentum Style Fund	0.40	0.65	0.30
AQR Small Cap Momentum Style Fund	0.60	0.85	0.50
AQR International Momentum Style Fund	0.55	0.80	0.45
AQR Emerging Momentum Style Fund	0.70	0.95	0.60
AQR TM Large Cap Momentum Style Fund	0.40	0.65	0.30
AQR TM Small Cap Momentum Style Fund	0.60	0.85	0.50
AQR TM International Momentum Style Fund	0.55	0.80	0.45
AQR Large Cap Defensive Style Fund	0.40	0.65	0.30
AQR International Defensive Style Fund	0.55	0.80	0.45
AQR Emerging Defensive Style Fund	0.70	0.95	0.60
AQR Global Equity Fund	0.90	1.15	0.70
AQR International Equity Fund	0.95	1.20	0.75

Prior to April 1, 2015, the Fee Waiver for the AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Emerging Multi-Style Fund, AQR TM Large Cap Multi-Style Fund, AQR TM Small Cap Multi-Style Fund, AQR TM International Multi-Style Fund, AQR TM Emerging Multi-Style Fund, AQR Large Cap Momentum Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Emerging Momentum Style Fund, AQR TM Large Cap Momentum Style Fund, AQR TM Small Cap Momentum Style Fund, AQR TM International Momentum Style Fund, AQR Large Cap Defensive Style Fund, AQR International Defensive Style Fund, AQR Emerging Defensive Style Fund, AQR Global Equity Fund and AQR International Equity Fund was as follows:

FUND	CLASS I	CLASS L	CLASS N	CLASS R6
AQR Large Cap Multi-Style Fund	n/a	0.54%	0.79%	0.44%
AQR Small Cap Multi-Style Fund	n/a	0.75	1.00	0.65
AQR International Multi-Style Fund	n/a	0.70	0.95	0.60
AQR Emerging Multi-Style Fund	n/a	0.85	1.10	0.75
AQR TM Large Cap Multi-Style Fund	n/a	0.54	0.79	0.44
AQR TM Small Cap Multi-Style Fund	n/a	0.75	1.00	0.65

AQR Funds	Annual Report	September 2015

Notes to Financial Statements	September 30, 2015

FUND	CLASS I	CLASS L	CLASS N	CLASS R6
AQR TM International Multi-Style Fund	n/a	0.70%	0.95%	0.60%
AQR TM Emerging Multi-Style Fund	n/a	0.85	1.10	0.75
AQR Large Cap Momentum Style Fund	n/a	0.49	0.74	0.39
AQR Small Cap Momentum Style Fund	n/a	0.65	0.90	0.55
AQR International Momentum Style Fund	n/a	0.65	0.90	0.55
AQR Emerging Momentum Style Fund	n/a	0.80	1.05	0.70
AQR TM Large Cap Momentum Style Fund	n/a	0.49	0.74	0.39
AQR TM Small Cap Momentum Style Fund	n/a	0.65	0.90	0.55
AQR TM International Momentum Style Fund	n/a	0.65	0.90	0.55
AQR Large Cap Defensive Style Fund	0.49%	n/a	0.74	0.39
AQR International Defensive Style Fund	0.65	n/a	0.90	0.55
AQR Emerging Defensive Style Fund	0.80	n/a	1.05	0.70
AQR Global Equity Fund	0.90	n/a	1.15	0.70
AQR International Equity Fund	0.95	n/a	1.20	0.75

Prior to January 29, 2015, the Fee Waiver for the AQR TM Large Cap Momentum Style Fund, AQR TM Small Cap Momentum Style Fund, AQR TM International Momentum Style Fund, AQR Global Equity Fund and AQR International Equity Fund was as follows:

FUND	CLASS I	CLASS L	CLASS N	CLASS R6
AQR TM Large Cap Momentum Style Fund	n/a	0.54%	0.79%	0.44%
AQR TM Small Cap Momentum Style Fund	n/a	0.70	0.95	0.60
AQR TM International Momentum Style Fund	n/a	0.70	0.95	0.60
AQR Global Equity Fund	0.90%	n/a	1.20	0.70
AQR International Equity Fund	0.95	n/a	1.25	0.75

For the period ended September 30, 2015 the Funds’ Advisor waived fees and/or reimbursed expenses for each of the Funds as follows:

FUND	INVESTMENT ADVISORY AND SHAREHOLDER SERVICES FEES WAIVED	EXPENSE REIMBURSEMENTS	TOTAL
AQR Large Cap Multi-Style Fund	$415,132	$—	$415,132
AQR Small Cap Multi-Style Fund	127,612	7,673	135,285
AQR International Multi-Style Fund	259,362	—	259,362
AQR Emerging Multi-Style Fund	226,021	65,425	291,446
AQR TM Large Cap Multi-Style Fund	29,164	90,723	119,887
AQR TM Small Cap Multi-Style Fund	8,007	95,621	103,628
AQR TM International Multi-Style Fund	91,210	79,438	170,648
AQR TM Emerging Multi-Style Fund	43,991	113,263	157,254
AQR Large Cap Momentum Style Fund	537,386	—	537,386
AQR Small Cap Momentum Style Fund	224,836	9,144	233,980
AQR International Momentum Style Fund	263,966	273	264,239
AQR Emerging Momentum Style Fund	53,534	143,800	197,334
AQR TM Large Cap Momentum Style Fund	185,193	—	185,193
AQR TM Small Cap Momentum Style Fund	93,659	41,300	134,959
AQR TM International Momentum Style Fund	186,218	—	186,218
AQR Large Cap Defensive Style Fund	185,988	—	185,988
AQR International Defensive Style Fund	140,400	23,535	163,935
AQR Emerging Defensive Style Fund	251,856	—	251,856
AQR Global Equity Fund	3,417	—	3,417

The Trust, in turn, agreed that the Funds will repay the fee waiver/expense reimbursement to the Advisor. Such repayment shall be made only out of the class of the Fund for which the applicable fee waiver and expense reimbursement was made. Repayments with respect to a Fund must be limited to amounts that do not cause the aggregate operating expenses of the Fund attributable to a share class during a year in which such repayment is made to exceed the applicable ratios when the waiver was generated. A repayment shall be payable only to the extent it can be made during the thirty-six months following the applicable period during which the Advisor waived fees or reimbursed the applicable Fund for its operating expenses under the Agreement.

AQR Funds	Annual Report	September 2015

Notes to Financial Statements	September 30, 2015

For the period ended September 30, 2015, the amounts waived and reimbursed by the Advisor, as well as the amounts available for potential future recoupment by the Advisor and the expiration schedule at September 30, 2015 are as follows:

	FEES WAIVED/ REIMBURSED FOR THE PERIOD ENDED SEPTEMBER 30, 2015	TOTAL POTENTIAL RECOUPMENT AMOUNT SEPTEMBER 30, 2015	POTENTIAL RECOUPMENT AMOUNTS EXPIRING
			DECEMBER 31, 2015	SEPTEMBER 30, 2016	2017	2018

AQR LARGE CAP MULTI-STYLE FUND
Class I	$222,262	$432,416	$—	$81,226	$128,928	$222,262
Class N	26,152	67,346	—	21,410	19,784	26,152
Class R6	166,718	168,805	—	—	2,087	166,718

Totals	$415,132	$668,567	$—	$102,636	$150,799	$415,132

AQR SMALL CAP MULTI-STYLE FUND
Class I	$100,459	$249,923	$—	$58,782	$90,682	$100,459
Class N	23,999	107,536	—	45,218	38,319	23,999
Class R6	10,827	11,202	—	—	375	10,827

Totals	$135,285	$368,661	$—	$104,000	$129,376	$135,285

AQR INTERNATIONAL MULTI-STYLE FUND
Class I	$54,356	$286,119	$—	$85,481	$146,282	$54,356
Class N	5,425	63,894	—	35,097	23,372	5,425
Class R6	199,581	204,397	—	—	4,816	199,581

Totals	$259,362	$554,410	$—	$120,578	$174,470	$259,362

AQR EMERGING MULTI-STYLE FUND
Class I	$109,345	$204,238	$—	$—	$94,893	$109,345
Class N	21,247	42,569	—	—	21,322	21,247
Class R6	160,854	161,731	—	—	877	160,854

Totals	$291,446	$408,538	$—	$—	$117,092	$291,446

AQR TM LARGE CAP MULTI-STYLE FUND
Class I	$11,715	$11,715	$—	$—	$—	$11,715
Class N	1,613	1,613	—	—	—	1,613
Class R6	106,559	106,559	—	—	—	106,559

Totals	$119,887	$119,887	$—	$—	$—	$119,887

AQR TM SMALL CAP MULTI-STYLE FUND
Class I	$20,360	$20,360	$—	$—	$—	$20,360
Class N	4,999	4,999	—	—	—	4,999
Class R6	78,269	78,269	—	—	—	78,269

Totals	$103,628	$103,628	$—	$—	$—	$103,628

AQR TM INTERNATIONAL MULTI-STYLE FUND
Class I	$8,706	$8,706	$—	$—	$—	$8,706
Class N	1,708	1,708	—	—	—	1,708
Class R6	160,234	160,234	—	—	—	160,234

Totals	$170,648	$170,648	$—	$—	$—	$170,648

AQR TM EMERGING MULTI-STYLE FUND
Class I	$26,558	$26,558	$—	$—	$—	$26,558
Class N	15,945	15,945	—	—	—	15,945
Class R6	114,751	114,751	—	—	—	114,751

Totals	$157,254	$157,254	$—	$—	$—	$157,254

AQR Funds	Annual Report	September 2015

Notes to Financial Statements	September 30, 2015

	FEES WAIVED/ REIMBURSED FOR THE PERIOD ENDED SEPTEMBER 30, 2015	TOTAL POTENTIAL RECOUPMENT AMOUNT SEPTEMBER 30, 2015	POTENTIAL RECOUPMENT AMOUNTS EXPIRING
			DECEMBER 31, 2015	SEPTEMBER 30, 2016	2017	2018

AQR LARGE CAP MOMENTUM STYLE FUND
Class I	$466,807	$1,573,245	$334,720	$268,782	$502,936	$466,807
Class N	54,401	168,744	1,156	49,723	63,464	54,401
Class R6	16,178	16,198	—	—	20	16,178

Totals	$537,386	$1,758,187	$335,876	$318,505	$566,420	$537,386

AQR SMALL CAP MOMENTUM STYLE FUND
Class I	$202,352	$390,878	$74,142	$48,178	$66,206	$202,352
Class N	5,430	25,083	520	11,973	7,160	5,430
Class R6	26,198	26,215	—	—	17	26,198

Totals	$233,980	$442,176	$74,662	$60,151	$73,383	$233,980

AQR INTERNATIONAL MOMENTUM STYLE FUND
Class I	$211,033	$635,456	$140,213	$121,275	$162,935	$211,033
Class N	36,615	98,509	520	20,883	40,491	36,615
Class R6	16,591	16,610	—	—	19	16,591

Totals	$264,239	$750,575	$140,733	$142,158	$203,445	$264,239

AQR EMERGING MOMENTUM STYLE FUND
Class I	$168,054	$270,981	$—	$—	$102,927	$168,054
Class N	27,088	47,074	—	—	19,986	27,088
Class R6	2,192	3,364	—	—	1,172	2,192

Totals	$197,334	$321,419	$—	$—	$124,085	$197,334

AQR TM LARGE CAP MOMENTUM STYLE FUND
Class I	$132,303	$432,460	$123,116	$75,506	$101,535	$132,303
Class N	164	3,654	61	2,381	1,048	164
Class R6	52,726	52,779	—	—	53	52,726

Totals	$185,193	$488,893	$123,177	$77,887	$102,636	$185,193

AQR TM SMALL CAP MOMENTUM STYLE FUND
Class I	$133,375	$451,334	$127,875	$80,939	$109,145	$133,375
Class N	854	5,922	52	3,096	1,920	854
Class R6	730	964	—	—	234	730

Totals	$134,959	$458,220	$127,927	$84,035	$111,299	$134,959

AQR TM INTERNATIONAL MOMENTUM STYLE FUND
Class I	$122,477	$508,785	$160,934	$101,643	$123,731	$122,477
Class N	264	4,314	63	2,878	1,109	264
Class R6	63,477	63,552	—	—	75	63,477

Totals	$186,218	$576,651	$160,997	$104,521	$124,915	$186,218

AQR Funds	Annual Report	September 2015

Notes to Financial Statements	September 30, 2015

	FEES WAIVED/ REIMBURSED FOR THE PERIOD ENDED SEPTEMBER 30, 2015	TOTAL POTENTIAL RECOUPMENT AMOUNT SEPTEMBER 30, 2015	POTENTIAL RECOUPMENT AMOUNTS EXPIRING
			DECEMBER 31, 2015	SEPTEMBER 30, 2016	2017	2018

AQR LARGE CAP DEFENSIVE STYLE FUND
Class I	$162,616	$620,984	$65,338	$141,173	$251,857	$162,616
Class N	23,255	137,719	38,829	30,923	44,712	23,255
Class R6	117	128	—	—	11	117

Totals	$185,988	$758,831	$104,167	$172,096	$296,580	$185,988

AQR INTERNATIONAL DEFENSIVE STYLE FUND
Class I	$162,417	$505,109	$79,941	$119,897	$142,854	$162,417
Class N	1,033	81,561	43,475	24,012	13,041	1,033
Class R6	485	536	—	—	51	485

Totals	$163,935	$587,206	$123,416	$143,909	$155,946	$163,935

AQR EMERGING DEFENSIVE STYLE FUND
Class I	$250,006	$642,243	$91,760	$107,052	$193,425	$250,006
Class N	1,479	81,534	32,715	30,375	16,965	1,479
Class R6	371	420	—	—	49	371

Totals	$251,856	$724,197	$124,475	$137,427	$210,439	$251,856

AQR GLOBAL EQUITY FUND
Class I	$—	$19,665	$5,464	$9,725	$4,476	$—
Class N	—	23,058	9,936	8,886	4,236	—
Class R6	3,417	19,196	—	—	15,779	3,417
Class Y	—	—	—	—	—	—

Totals	$3,417	$61,919	$15,400	$18,611	$24,491	$3,417

During the period ended September 30, 2015, the Funds recouped amounts as follows:

FUND	CLASS I	CLASS N
AQR Global Equity Fund	$4,392	$110

JPMorgan Chase Bank, N.A., serves as the Funds’ Administrator, Accounting Agent, Custodian and Security Lending Agent.

ALPS Fund Services, Inc. serves as the Funds’ Transfer Agent, and ALPS Distributors, Inc. serves as the Funds’ Distributor.

9. Distribution Plan

The Trust has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Class N shares of the Funds. The Plan allows for the payment of services related to the distribution and servicing of these shares at a rate of up to 0.25% per annum of the average daily net asset value of the Class N shares of the Funds.

10. Shareholder Servicing Agreements

Pursuant to a Shareholder Services Agreement, between the Trust and the Advisor, the Advisor provides certain administrative and/or support services to the AQR Global Equity Fund and AQR International Equity Fund and their shareholders. These services include, among others, providing shareholders with analysis and explanations of Fund reports, information about shareholder positions in Fund shares, as well as

AQR Funds	Annual Report	September 2015

Notes to Financial Statements	September 30, 2015

assisting in the distribution of shareholder communications, such as prospectus materials, shareholder reports and annual reports. Under this agreement the Advisor receives an annual fee, payable monthly, calculated on the average daily net assets of each Class at the following rates:

FUND	CLASS I	CLASS N	CLASS R6
AQR Global Equity Fund	0.30%	0.30%	0.20%
AQR International Equity Fund	0.30	0.30	0.20

Effective April 1, 2015, the Trust, on behalf of each Style Fund, terminated the Shareholder Services Agreement with respect to each Style Fund. Prior to April 1, 2015, pursuant to the Shareholder Services Agreement, the Advisor received from the Style Funds an annual fee, payable monthly, calculated on the average daily net assets of each Class at the following rates:

FUND	CLASS I	CLASS L	CLASS N	CLASS R6
AQR Large Cap Multi-Style Fund	n/a	0.15%	0.15%	0.15%
AQR Small Cap Multi-Style Fund	n/a	0.15	0.15	0.15
AQR International Multi-Style Fund	n/a	0.15	0.15	0.15
AQR Emerging Multi-Style Fund	n/a	0.15	0.15	0.15
AQR TM Large Cap Multi-Style Fund	n/a	0.15	0.15	0.15
AQR TM Small Cap Multi-Style Fund	n/a	0.15	0.15	0.15
AQR TM International Multi-Style Fund	n/a	0.15	0.15	0.15
AQR TM Emerging Multi-Style Fund	n/a	0.15	0.15	0.15
AQR Large Cap Momentum Style Fund	n/a	0.15	0.15	0.15
AQR Small Cap Momentum Style Fund	n/a	0.15	0.15	0.15
AQR International Momentum Style Fund	n/a	0.15	0.15	0.15
AQR Emerging Momentum Style Fund	n/a	0.15	0.15	0.15
AQR TM Large Cap Momentum Style Fund	n/a	0.15	0.15	0.15
AQR TM Small Cap Momentum Style Fund	n/a	0.15	015	0.15
AQR TM International Momentum Style Fund	n/a	0.15	0.15	0.15
AQR Large Cap Defensive Style Fund	0.15%	n/a	0.15	0.15
AQR International Defensive Style Fund	0.15	n/a	0.15	0.15
AQR Emerging Defensive Style Fund	0.15	n/a	0.15	0.15

Fees incurred by the Funds under the Plan and/or the Shareholder Services Agreement for the period ended September 30, 2015, were as follows:

FUND	CLASS I	CLASS N	CLASS R6
AQR Large Cap Multi-Style Fund	$227,116	$27,884	$49,701
AQR Small Cap Multi-Style Fund	10,571	2,045	152
AQR International Multi-Style Fund	18,993	1,449	24,039
AQR Emerging Multi-Style Fund	11,693	2,113	1,040
AQR TM Large Cap Multi-Style Fund	77	20	433
AQR TM Small Cap Multi-Style Fund	23	20	359
AQR TM International Multi-Style Fund	57	20	642
AQR TM Emerging Multi-Style Fund	224	197	634
AQR Large Cap Momentum Style Fund	737,179	61,431	4,755
AQR Small Cap Momentum Style Fund	253,628	6,078	259
AQR International Momentum Style Fund	207,953	30,279	2,682
AQR Emerging Momentum Style Fund	5,051	874	70
AQR TM Large Cap Momentum Style Fund	81,291	111	7,011
AQR TM Small Cap Momentum Style Fund	12,964	99	76
AQR TM International Momentum Style Fund	43,884	82	4,030
AQR Large Cap Defensive Style Fund	133,037	16,131	80
AQR International Defensive Style Fund	21,596	145	71
AQR Emerging Defensive Style Fund	61,495	473	67
AQR Global Equity Fund	27,724	3,693	159,017
AQR International Equity Fund	904,513	117,649	129,680

11. Capital Transactions

Investors may purchase shares of a Fund at its NAV, based on the next calculation of the NAV after the order is placed. Except as noted below, neither the Fund nor the distributor charges a sales charge or other transaction fee to purchase shares, although other institutions may impose transaction fees on shares purchased through them. The AQR Global Equity and AQR International Equity Funds’ Class Y shares charge purchase and redemption fees of 0.10% each, regardless of the period such shares may have been held. Prior to May 1, 2011, the Funds

AQR Funds	Annual Report	September 2015

Notes to Financial Statements	September 30, 2015

reserved the right to charge a redemption fee on redemption proceeds for shares that were held for less than 60 days. Effective May 1, 2011, this fee was eliminated for Class I, Class L and Class N Shares.

12. Principal Risks and Concentrations

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). A Fund’s investments in financial derivatives and other financial instruments may expose the Fund to various elements of market risks which include interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. Convertible securities and non-convertible income producing securities are subject to certain risks, including (i) if interest rates go up, the value of convertible securities and non-convertible income-producing securities in the Funds’ portfolio generally will decline; (ii) during periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Funds to reinvest in lower yielding securities (call or prepayment risk); and (iii) during periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments (extension risk).

Currency risk arises from the possibility that fluctuations in foreign exchange rates will affect the value of cash balances held in foreign currencies and non-U.S. denominated financial instruments. In addition, the Funds’ use of forward foreign currency exchange contracts may expose them to the risk that the value of the foreign currency changes unfavorably relative to the U.S. Dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Funds may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s net asset value to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the net asset value of a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Exposure to the commodities markets may subject a Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments and exchange-traded notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

In addition to market risk, the Funds may be exposed to the risk that one or more securities in the Funds’ portfolio will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences a decline in its financial status (credit risk). Credit risk is measured by the loss a Fund would record if the major financial institution or other counterparties failed to perform pursuant to terms of their obligations. Certain Funds may primarily maintain cash balances at one or several major financial institutions that may exceed federally insured limits and as such each of the Funds have credit risk associated with such financial institutions. In general, lower rated securities carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Funds’ net asset value or dividends. The Funds minimize credit risk by monitoring credit exposure and collateral values, and by requiring additional collateral to be promptly deposited with or returned to each of the Funds when deemed necessary.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. By using derivative instruments, the Funds may be exposed to the risk that derivative counterparties may not perform in accordance with the contractual provisions offset by the value of any collateral received. The Funds’ exposure to credit risk associated with counterparty non-performance is limited to the unrealized gains inherent in such transactions. The counterparties to the Funds’ derivative investments may include affiliates of the Funds’ clearing brokers and other major financial institutions. While the Funds use multiple clearing brokers and counterparties, a concentration of credit risk may exist because of balances held and transactions with a limited number of clearing brokers and counterparties. The Funds minimize counterparty credit risk through credit limits and approvals, credit monitoring procedures, executing master netting arrangements and managing margin and collateral requirements, as appropriate.

In the normal course of business, the Funds may enter into agreements with certain counterparties for derivative transactions. A number of each Fund’s Master Agreements contain provisions that require each Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of a Fund’s net asset value over specified time periods. If a Fund was to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. If such events are not cured by the Fund or waived by the counterparties, they may decide to curtail or limit extension of credit, and the Fund may be forced to unwind its derivative positions which may result in material losses.

AQR Funds	Annual Report	September 2015

Notes to Financial Statements	September 30, 2015

The Funds, at times, utilize substantial leverage in their investment program. Such leverage may take the form of trading on margin, investing in derivative instruments that are inherently leveraged, entering into reverse repurchase transactions and entering into other forms of direct and indirect borrowings. There is no guarantee that the Funds’ borrowing arrangement or other arrangements for obtaining leverage will continue to be available, or if available, will be available on terms and conditions acceptable to the Funds. Unfavorable economic conditions also could increase funding costs, limit access to the capital markets or result in a decision by lenders not to extend credit to the Funds. In addition, a decline in market value of the Funds’ assets may have particular adverse consequences in instances where they have borrowed money based on the market value of those assets. A decrease in market value of those assets may result in the lender (including derivative counterparties) requiring the Funds to post additional collateral or otherwise sell assets at a time when it may not be in the Funds’ best interest to do so.

The Advisor relies heavily on quantitative models and information and data supplied by third parties. When models and data prove to be incorrect or incomplete, any decisions made in reliance thereon may expose the Fund to potential risks. Such models may produce unexpected results, which can result in losses for a Fund.

Periodically, the Funds may be a party to legal actions arising in the ordinary course of business. The Funds are currently not subject to any actions that either individually or in the aggregate are expected to have a material impact on their results of operations, cash flows or financial condition.

13. Line of Credit

Effective February 27, 2015 and terminating on February 26, 2016, the Trust renewed a committed syndicated line of credit (the “Agreement”) with Bank of America, N.A., as the Administrative Agent. Borrowing, if any, under this arrangement bears, as incurred, interest at the sum of (a) 1.0% per annum plus (b) the higher of (i) the Federal Funds Rate or (ii) the Eurodollar Rate, which is paid monthly. For the period ended September 30, 2015, the maximum loan amount outstanding per Fund was the lesser of an amount which did not exceed the borrowing limits set forth in the Funds’ Prospectus and/or Registration Statement and did not cause the asset coverage ratio for any borrowings by a Fund to drop below the required amount under the Agreement (between 300-500% per Fund). The Agreement is subject to an annual commitment fee which is payable in arrears on a quarterly basis. In the event of a draw upon the line of credit, liquid assets of the borrowing Fund may be designated as collateral until its loan is repaid in full. Funds with less than $25,000,000 in assets are ineligible to draw upon the line of credit. The line of credit is in the amount of $225,000,000. Prior to February 27, 2015, the line of credit available was $200,000,000, subject to substantially similar terms.

Average borrowings under the agreement during the period ended September 30, 2015 were as follows:

FUND	AVERAGE BORROWINGS	AVERAGE INTEREST RATE %	NUMBER OF DAYS OUTSTANDING	INTEREST PAID
AQR Large Cap Momentum Style Fund	$10,000,000	1.17%	3	$972
AQR Small Cap Momentum Style Fund	6,000,000	1.17	3	583
AQR TM International Momentum Style Fund	500,000	1.17	5	81
AQR Large Cap Defensive Style Fund	4,000,000	1.17	3	389
AQR Emerging Defensive Style Fund	4,000,000	1.14	2	253

Interest expense paid, if any, as a result of borrowing under this agreement is included in Interest expense in the Statements of Operations.

14. Principal Ownership

As of September 30, 2015, the Funds had individual shareholder and/or omnibus accounts owning more than 5% of the total shares outstanding of the Fund as follows:

FUND	NUMBER OF INDIVIDUAL SHAREHOLDERS AND/OR OMNIBUS ACCOUNTS	TOTAL PERCENTAGE INTEREST HELD
AQR Large Cap Multi-Style Fund	4	92%
AQR Small Cap Multi-Style Fund	5	93
AQR International Multi-Style Fund	4	96
AQR Emerging Multi-Style Fund	4	98
AQR TM Large Cap Multi-Style Fund*	5	94
AQR TM Small Cap Multi-Style Fund*	2	94
AQR TM International Multi-Style Fund	4	92
AQR TM Emerging Multi-Style Fund*	5	92
AQR Large Cap Momentum Style Fund	3	74

AQR Funds	Annual Report	September 2015

Notes to Financial Statements	September 30, 2015

FUND	NUMBER OF INDIVIDUAL SHAREHOLDERS AND/OR OMNIBUS ACCOUNTS	TOTAL PERCENTAGE INTEREST HELD
AQR Small Cap Momentum Style Fund	3	84%
AQR International Momentum Style Fund	3	94
AQR Emerging Momentum Style Fund*	4	90
AQR TM Large Cap Momentum Style Fund	3	98
AQR TM Small Cap Momentum Style Fund	3	98
AQR TM International Momentum Style Fund	3	100
AQR Large Cap Defensive Style Fund	5	96
AQR International Defensive Style Fund	3	96
AQR Emerging Defensive Style Fund	2	86
AQR Global Equity Fund	3	83
AQR International Equity Fund	4	71

*	The percentage shown is owned by the Advisor and/or affiliates.

Significant shareholder transactions by these shareholders, if any, may impact the Funds’ Performance.

15. New Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”), which expands the existing secured borrowing accounting for certain repurchase agreements and sets forth additional disclosure requirements for certain transactions accounted for as sales in order to provide financial statement users with information to compare similar transactions accounted for as secured borrowings. The Funds are required to apply ASU 2014-11 for annual reporting periods beginning on or after December 15, 2014, and interim periods within those fiscal years. Management has evaluated the impact and does not believe the adoption will have a material impact on the Funds’ financial statements.

In May 2015, the FASB issued ASU No. 2015-07, Fair Value Measurement (Topic 820)—Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”). The amendment removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the Net Asset Value per Share practical expedient. The Funds are required to apply ASU 2015-07 for fiscal years beginning after December 15, 2015 and interim periods within those fiscal years. Management is currently evaluating the impact of ASU 2015-07.

16. Subsequent Events

A distribution was made on November 10, 2015, to distribute to shareholders of the AQR Global Equity Fund a portion of their income and capital gains, in anticipation of a large shareholder redemption. Management has determined that the redemption will have no impact on the ongoing operations of the AQR Global Equity Fund.

The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events, other than noted above.

AQR Funds	Annual Report	September 2015

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of AQR Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Emerging Multi-Style Fund, AQR TM Large Cap Multi-Style Fund, AQR TM Small Cap Multi-Style Fund, AQR TM International Multi-Style Fund, AQR TM Emerging Multi-Style Fund, AQR Large Cap Momentum Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Emerging Momentum Style Fund, AQR TM Large Cap Momentum Style Fund, AQR TM Small Cap Momentum Style Fund, AQR TM International Momentum Style Fund, AQR Large Cap Defensive Style Fund, AQR International Defensive Style Fund, AQR Emerging Defensive Style Fund, AQR Global Equity Fund and AQR International Equity Fund (twenty of the portfolios constituting AQR Funds, hereinafter referred to as the “Funds”) at September 30, 2015, and the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented , in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2015 by correspondence with the custodian and brokers, and transfer agents and the application of alternative auditing procedures where confirmation of securities purchased had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

November 19, 2015

AQR Funds	Annual Report	September 2015

Other Federal Tax Information (Unaudited)

For the fiscal year ended September 30, 2015, the Funds designate the following percentages of ordinary income dividends, or maximum amount allowable, as qualifying for the reduced tax rate under the Jobs and Growth Tax Relief Reconciliation Act of 2003:

FUND	PERCENTAGE
AQR Large Cap Multi-Style Fund	100.00%
AQR Small Cap Multi-Style Fund	100.00%
AQR International Multi-Style Fund	100.00%
AQR Large Cap Momentum Style Fund	57.43%
AQR Small Cap Momentum Style Fund	39.21%
AQR International Momentum Style Fund	100.00%
AQR Emerging Momentum Style Fund	100.00%
AQR TM Large Cap Momentum Style Fund	100.00%
AQR TM Small Cap Momentum Style Fund	100.00%
AQR TM International Momentum Style Fund	100.00%
AQR Large Cap Defensive Style Fund	61.11%
AQR International Defensive Style Fund	100.00%
AQR Emerging Defensive Style Fund	78.34%
AQR Global Equity Fund	100.00%
AQR International Equity Fund	93.07%

For the fiscal year ended September 30, 2015, the following percentages of income dividends paid by the Fund qualify for the dividends received deductions available to corporations:

FUND	PERCENTAGE
AQR Large Cap Multi-Style Fund	64.72%
AQR Small Cap Multi-Style Fund	73.88%
AQR Emerging Multi-Style Fund	0.95%
AQR Large Cap Momentum Style Fund	41.22%
AQR Small Cap Momentum Style Fund	29.69%
AQR International Momentum Style Fund	0.03%
AQR Emerging Momentum Style Fund	0.14%
AQR TM Large Cap Momentum Style Fund	75.62%
AQR TM Small Cap Momentum Style Fund	100.00%
AQR Large Cap Defensive Style Fund	73.60%
AQR Emerging Defensive Style Fund	1.29%
AQR Global Equity Fund	59.42%

The Funds designate the following amounts, or the maximum allowable under Section 852 of the Internal Revenue Code, as long term capital gain dividends paid during the fiscal year ended September 30, 2015:

FUND	TOTAL
AQR Large Cap Multi-Style Fund	$672,488
AQR Small Cap Multi-Style Fund	$88,141
AQR International Multi-Style Fund	$78,371
AQR Large Cap Momentum Style Fund	$73,639,636
AQR Small Cap Momentum Style Fund	$28,285,487
AQR International Momentum Style Fund	$3,582,058
AQR TM Large Cap Momentum Style Fund	$1,207,604
AQR TM Small Cap Momentum Style Fund	$546,861
AQR TM International Momentum Style Fund	$271,835
AQR Large Cap Defensive Style Fund	$2,527,136
AQR International Defensive Style Fund	$486,716
AQR Global Equity Fund	$24,653,244
AQR International Equity Fund	$37,535,197

AQR Funds	Annual Report	September 2015

Other Federal Tax Information (Unaudited)

Certain Funds have derived net income from sources within foreign countries. For the year ended September 30, 2015, the foreign source income for each Fund was as follows:

FUND	TOTAL	PER SHARE
AQR International Multi-Style Fund	$5,648,346	$0.2016
AQR Emerging Multi-Style Fund	$4,752,434	$0.2061
AQR TM International Multi-Style Fund	$711,866	$0.1498
AQR TM Emerging Multi-Style Fund	$311,017	$0.1344
AQR International Momentum Style Fund	$9,430,717	$0.3856
AQR Emerging Momentum Style Fund	$253,769	$0.2688
AQR TM International Momentum Style Fund	$1,814,956	$0.2957
AQR International Defensive Style Fund	$1,006,995	$0.3205
AQR Emerging Defensive Style Fund	$1,833,780	$0.5507
AQR International Equity Fund	$25,178,720	$0.3375

Certain Funds intend to elect to pass through to shareholders the credit for taxes paid to foreign countries. For the year ended September 30, 2015, the foreign taxes paid for each Fund was as follows:

FUND	TOTAL	PER SHARE
AQR International Multi-Style Fund	$430,936	$0.0154
AQR Emerging Multi-Style Fund	$475,359	$0.0206
AQR TM International Multi-Style Fund	$70,123	$0.0148
AQR TM Emerging Multi-Style Fund	$32,707	$0.0141
AQR International Momentum Style Fund	$820,209	$0.0335
AQR Emerging Momentum Style Fund	$27,349	$0.0290
AQR TM International Momentum Style Fund	$167,190	$0.0272
AQR International Defensive Style Fund	$76,048	$0.0242
AQR Emerging Defensive Style Fund	$181,566	$0.0545
AQR International Equity Fund	$1,822,597	$0.0244

AQR Funds	Annual Report	September 2015

Fund Expense Examples (Unaudited)

As a shareholder of the Trust, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid for the Period Ending 9/30/15” to estimate the expenses you paid on your account during this period. Each Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	BEGINNING ACCOUNT DATE VALUE	ENDING ACCOUNT VALUE 9/30/15	ANNUALIZED EXPENSE RATIO FOR THE PERIOD	EXPENSES PAID FOR THE PERIOD ENDING 9/30/15

AQR Large Cap Multi-Style Fund

Class I
Actual Return	$1,000.00	$938.40	0.45%	$2.19
Hypothetical Return	$1,000.00	$1,022.81	0.45%	$2.28

Class N
Actual Return	$1,000.00	$936.80	0.70%	$3.40
Hypothetical Return	$1,000.00	$1,021.56	0.70%	$3.55

Class R6
Actual Return	$1,000.00	$939.10	0.35%	$1.70
Hypothetical Return	$1,000.00	$1,023.31	0.35%	$1.78

AQR Small Cap Multi-Style Fund

Class I
Actual Return	$1,000.00	$901.80	0.64%	$3.05
Hypothetical Return	$1,000.00	$1,021.86	0.64%	$3.24

Class N
Actual Return	$1,000.00	$900.10	0.90%	$4.29
Hypothetical Return	$1,000.00	$1,020.56	0.90%	$4.56

Class R6
Actual Return	$1,000.00	$901.80	0.55%	$2.62
Hypothetical Return	$1,000.00	$1,022.31	0.55%	$2.79

AQR Funds	Annual Report	September 2015

Fund Expense Examples (Unaudited)

	BEGINNING ACCOUNT DATE VALUE	ENDING ACCOUNT VALUE 9/30/15	ANNUALIZED EXPENSE RATIO FOR THE PERIOD	EXPENSES PAID FOR THE PERIOD ENDING 9/30/15

AQR International Multi-Style Fund

Class I
Actual Return	$1,000.00	$922.30	0.60%	$2.89
Hypothetical Return	$1,000.00	$1,022.06	0.60%	$3.04

Class N
Actual Return	$1,000.00	$921.40	0.85%	$4.09
Hypothetical Return	$1,000.00	$1,020.81	0.85%	$4.31

Class R6
Actual Return	$1,000.00	$922.20	0.50%	$2.41
Hypothetical Return	$1,000.00	$1,022.56	0.50%	$2.54

AQR Emerging Multi-Style Fund

Class I
Actual Return	$1,000.00	$828.10	0.74%	$3.39
Hypothetical Return	$1,000.00	$1,021.36	0.74%	$3.75

Class N
Actual Return	$1,000.00	$826.90	1.00%	$4.58
Hypothetical Return	$1,000.00	$1,020.05	1.00%	$5.06

Class R6
Actual Return	$1,000.00	$829.10	0.65%	$2.98
Hypothetical Return	$1,000.00	$1,021.81	0.65%	$3.29

AQR TM Large Cap Multi-Style Fund

Class I
Actual Return	$1,000.00	$940.10	0.45%	$2.19
Hypothetical Return	$1,000.00	$1,022.81	0.45%	$2.28

Class N
Actual Return	$1,000.00	$938.10	0.68%	$3.30
Hypothetical Return	$1,000.00	$1,021.66	0.68%	$3.45

Class R6
Actual Return	$1,000.00	$939.20	0.36%	$1.75
Hypothetical Return	$1,000.00	$1,023.26	0.36%	$1.83

AQR TM Small Cap Multi-Style Fund

Class I
Actual Return	$1,000.00	$895.00	0.65%	$3.09
Hypothetical Return	$1,000.00	$1,021.81	0.65%	$3.29

Class N
Actual Return	$1,000.00	$894.10	0.90%	$4.27
Hypothetical Return	$1,000.00	$1,020.56	0.90%	$4.56

Class R6
Actual Return	$1,000.00	$895.10	0.55%	$2.61
Hypothetical Return	$1,000.00	$1,022.31	0.55%	$2.79

AQR TM International Multi-Style Fund

Class I
Actual Return	$1,000.00	$920.70	0.60%	$2.89
Hypothetical Return	$1,000.00	$1,022.06	0.60%	$3.04

Class N
Actual Return	$1,000.00	$919.70	0.79%	$3.80
Hypothetical Return	$1,000.00	$1,021.11	0.79%	$4.00

Class R6
Actual Return	$1,000.00	$920.70	0.51%	$2.46
Hypothetical Return	$1,000.00	$1,022.51	0.51%	$2.59

AQR Funds	Annual Report	September 2015

Fund Expense Examples (Unaudited)

	BEGINNING ACCOUNT DATE VALUE	ENDING ACCOUNT VALUE 9/30/15	ANNUALIZED EXPENSE RATIO FOR THE PERIOD	EXPENSES PAID FOR THE PERIOD ENDING 9/30/15

AQR TM Emerging Multi-Style Fund

Class I
Actual Return	$1,000.00	$831.00	0.76%	$3.49
Hypothetical Return	$1,000.00	$1,021.26	0.76%	$3.85

Class N
Actual Return	$1,000.00	$830.80	1.01%	$4.64
Hypothetical Return	$1,000.00	$1,020.00	1.01%	$5.11

Class R6
Actual Return	$1,000.00	$832.00	0.66%	$3.03
Hypothetical Return	$1,000.00	$1,021.76	0.66%	$3.35

AQR Large Cap Momentum Style Fund

Class I
Actual Return	$1,000.00	$935.80	0.40%	$1.94
Hypothetical Return	$1,000.00	$1,023.06	0.40%	$2.03

Class N
Actual Return	$1,000.00	$934.80	0.65%	$3.15
Hypothetical Return	$1,000.00	$1,021.81	0.65%	$3.29

Class R6
Actual Return	$1,000.00	$936.60	0.30%	$1.46
Hypothetical Return	$1,000.00	$1,023.56	0.30%	$1.52

AQR Small Cap Momentum Style Fund

Class I
Actual Return	$1,000.00	$884.30	0.60%	$2.83
Hypothetical Return	$1,000.00	$1,022.06	0.60%	$3.04

Class N
Actual Return	$1,000.00	$883.30	0.85%	$4.01
Hypothetical Return	$1,000.00	$1,020.81	0.85%	$4.31

Class R6
Actual Return	$1,000.00	$884.60	0.50%	$2.36
Hypothetical Return	$1,000.00	$1,022.56	0.50%	$2.54

AQR International Momentum Style Fund

Class I
Actual Return	$1,000.00	$917.50	0.55%	$2.64
Hypothetical Return	$1,000.00	$1,022.31	0.55%	$2.79

Class N
Actual Return	$1,000.00	$916.60	0.80%	$3.84
Hypothetical Return	$1,000.00	$1,021.06	0.80%	$4.05

Class R6
Actual Return	$1,000.00	$918.10	0.45%	$2.16
Hypothetical Return	$1,000.00	$1,022.81	0.45%	$2.28

AQR Emerging Momentum Style Fund

Class I
Actual Return	$1,000.00	$841.60	0.71%	$3.28
Hypothetical Return	$1,000.00	$1,021.51	0.71%	$3.60

Class N
Actual Return	$1,000.00	$839.60	0.96%	$4.43
Hypothetical Return	$1,000.00	$1,020.26	0.96%	$4.86

Class R6
Actual Return	$1,000.00	$841.80	0.61%	$2.82
Hypothetical Return	$1,000.00	$1,022.01	0.61%	$3.09

AQR Funds	Annual Report	September 2015

Fund Expense Examples (Unaudited)

	BEGINNING ACCOUNT DATE VALUE	ENDING ACCOUNT VALUE 9/30/15	ANNUALIZED EXPENSE RATIO FOR THE PERIOD	EXPENSES PAID FOR THE PERIOD ENDING 9/30/15

AQR TM Large Cap Momentum Style Fund

Class I
Actual Return	$1,000.00	$937.30	0.40%	$1.94
Hypothetical Return	$1,000.00	$1,023.06	0.40%	$2.03

Class N
Actual Return	$1,000.00	$936.60	0.51%	$2.48
Hypothetical Return	$1,000.00	$1,022.51	0.51%	$2.59

Class R6
Actual Return	$1,000.00	$937.80	0.30%	$1.46
Hypothetical Return	$1,000.00	$1,023.56	0.30%	$1.52

AQR TM Small Cap Momentum Style Fund

Class I
Actual Return	$1,000.00	$894.00	0.60%	$2.85
Hypothetical Return	$1,000.00	$1,022.06	0.60%	$3.04

Class N
Actual Return	$1,000.00	$893.00	0.80%	$3.80
Hypothetical Return	$1,000.00	$1,021.06	0.80%	$4.05

Class R6
Actual Return	$1,000.00	$894.00	0.50%	$2.37
Hypothetical Return	$1,000.00	$1,022.56	0.50%	$2.54

AQR TM International Momentum Style Fund

Class I
Actual Return	$1,000.00	$920.50	0.55%	$2.65
Hypothetical Return	$1,000.00	$1,022.31	0.55%	$2.79

Class N
Actual Return	$1,000.00	$919.70	0.64%	$3.08
Hypothetical Return	$1,000.00	$1,021.86	0.64%	$3.24

Class R6
Actual Return	$1,000.00	$920.50	0.45%	$2.17
Hypothetical Return	$1,000.00	$1,022.81	0.45%	$2.28

AQR Large Cap Defensive Style Fund

Class I
Actual Return	$1,000.00	$981.90	0.40%	$1.99
Hypothetical Return	$1,000.00	$1,023.06	0.40%	$2.03

Class N
Actual Return	$1,000.00	$981.20	0.65%	$3.23
Hypothetical Return	$1,000.00	$1,021.81	0.65%	$3.29

Class R6
Actual Return	$1,000.00	$982.50	0.30%	$1.49
Hypothetical Return	$1,000.00	$1,023.56	0.30%	$1.52

AQR International Defensive Style Fund

Class I
Actual Return	$1,000.00	$927.20	0.55%	$2.66
Hypothetical Return	$1,000.00	$1,022.31	0.55%	$2.79

Class N
Actual Return	$1,000.00	$926.40	0.80%	$3.86
Hypothetical Return	$1,000.00	$1,021.06	0.80%	$4.05

Class R6
Actual Return	$1,000.00	$927.90	0.45%	$2.17
Hypothetical Return	$1,000.00	$1,022.81	0.45%	$2.28

AQR Funds	Annual Report	September 2015

Fund Expense Examples (Unaudited)

	BEGINNING ACCOUNT DATE VALUE	ENDING ACCOUNT VALUE 9/30/15	ANNUALIZED EXPENSE RATIO FOR THE PERIOD	EXPENSES PAID FOR THE PERIOD ENDING 9/30/15

AQR Emerging Defensive Style Fund

Class I
Actual Return	$1,000.00	$861.50	0.70%	$3.27
Hypothetical Return	$1,000.00	$1,021.56	0.70%	$3.55

Class N
Actual Return	$1,000.00	$860.70	0.95%	$4.43
Hypothetical Return	$1,000.00	$1,020.31	0.95%	$4.81

Class R6
Actual Return	$1,000.00	$862.40	0.61%	$2.85
Hypothetical Return	$1,000.00	$1,022.01	0.61%	$3.09

AQR Global Equity Fund

Class I
Actual Return	$1,000.00	$924.20	0.90%	$4.34
Hypothetical Return	$1,000.00	$1,020.56	0.90%	$4.56

Class N
Actual Return	$1,000.00	$923.50	1.15%	$5.55
Hypothetical Return	$1,000.00	$1,019.30	1.15%	$5.82

Class R6
Actual Return	$1,000.00	$925.70	0.70%	$3.38
Hypothetical Return	$1,000.00	$1,021.56	0.70%	$3.55

Class Y
Actual Return	$1,000.00	$926.90	0.49%	$2.37
Hypothetical Return	$1,000.00	$1,022.61	0.49%	$2.48

AQR International Equity Fund

Class I
Actual Return	$1,000.00	$924.90	0.93%	$4.49
Hypothetical Return	$1,000.00	$1,020.41	0.93%	$4.71

Class N
Actual Return	$1,000.00	$923.40	1.20%	$5.79
Hypothetical Return	$1,000.00	$1,019.05	1.20%	$6.07

Class R6
Actual Return	$1,000.00	$925.30	0.75%	$3.62
Hypothetical Return	$1,000.00	$1,021.31	0.75%	$3.80

Class Y
Actual Return	$1,000.00	$926.30	0.55%	$2.66
Hypothetical Return	$1,000.00	$1,022.31	0.55%	$2.79

Expenses are calculated using each Class’ annualized expense ratio, multiplied by the average account value for the period, multiplied by 183/365 (to reflect the one-half year period unless stated otherwise).

AQR Funds	Annual Report	September 2015

Trustees and Officers (Unaudited)	September 30, 2015

Listed in the chart below is basic information regarding the Trustees and Officers of the Trust. The address of each Officer and Trustee is Two Greenwich Plaza, 3rd Floor, Greenwich CT 06830.

NAME AND YEAR OF BIRTH	CURRENT POSITION WITH THE TRUST, TERM OF OFFICE[1] AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER PRESENT OR PAST DIRECTORSHIPS HELD BY TRUSTEE (DURING THE PAST 5 YEARS)
Disinterested Trustees[2]
Timothy K. Armour, M.B.A., 1948	Chairman of the Board, since 2010 and Trustee, since 2008	Interim Chief Executive Officer of Janus Capital Group (2009 to 2010) (financial services)	41	Janus Capital Group (since 2008); ETF Securities (2010- 2013)

L. Joe Moravy, M.B.A., CPA, 1950	Trustee, since 2008	Managing Director, Finance Scholars Group (2010 to 2014) (consulting); Managing Director and Owner, LJM Advisory (2008-2010) (consulting)	41	Nuveen Exchange Traded Commodities Funds (since 2012)

William L. Atwell, M.B.A., 1950	Trustee, since 2011	Managing Director, Atwell Partners LLC (since 2012) (consulting); President (CIGNA International), CIGNA (2008 to 2012) (insurance)	41	Webster Financial Corporation (since 2014)

Gregg D. Behrens, M.M., 1952	Trustee, since 2011	Retired from Northern Trust Company (since 2009) banking)	41	None

Brian Posner, M.B.A., 1961	Trustee, since 2011	President, Point Rider Group LLC (since 2008) (consulting)	41	Biogen Idec (since 2008); Arch Capital Group (since 2010); BG Medicine (2012- 2015); RiverPark Funds Trust (2010 to 2012)

Mark. A. Zurack, M.B.A., CFA 1957	Trustee, since 2014	Adjunct Professor and Executive-in- Residence, Columbia Business School (since 2002)	41	Exchange Traded Concepts Trust (since 2011); Source ETF Trust (since 2014)

Interested Trustees[3]
David Kabiller, CFA, 1963	Trustee, since 2010	Founding Principal, AQR Capital Management, LLC (since 1998)	41	None

Marco Hanig, Ph.D., 1958	Trustee, since 2014; Chief Executive Officer, since 2009; President, since 2008	Principal, AQR Capital Management, LLC (since 2008)	41	None

Officers
H.J. Willcox, J.D., 1966	Chief Compliance Officer, since 2013	Managing Director and Chief Compliance Officer, AQR Capital Management, LLC (since 2013); Global Head of Compliance and Counsel KKR & Co., L.P. (2008-2013)	N/A	N/A

Heather Bonner, CPA, 1977	Chief Financial Officer, since 2014	Vice President, AQR Capital Management, LLC (since 2013); Senior Manager, PricewaterhouseCoopers, LLP (2007- 2013)	N/A	N/A

AQR Funds	Annual Report	September 2015

Trustees and Officers (Unaudited)	September 30, 2015

NAME AND YEAR OF BIRTH	CURRENT POSITION WITH THE TRUST, TERM OF OFFICE[1] AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER PRESENT OR PAST DIRECTORSHIPS HELD BY TRUSTEE (DURING THE PAST 5 YEARS)
Gregory McNeil, M.S./M.B.A., CPA, 1975	Vice President and Treasurer, since 2015	Vice President, AQR Capital Management, LLC (since 2015); Assistant Treasurer at Franklin Templeton Investments (2010-2015)	N/A	N/A

Bradley Asness, J.D., M.B.A. 1969	Vice President, since 2009	Principal and Chief Legal Officer, AQR Capital Management, LLC (since 1998)	N/A	N/A

Brendan R. Kalb, J.D. 1975	Executive Vice President, since 2009; Secretary, since 2008	Managing Director and General Counsel, AQR Capital Management, LLC (since 2004)	N/A	N/A

Nicole DonVito, J.D. 1979	Chief Legal Officer, since 2014; Vice President, since 2009	Senior Counsel & Head of Registered Products, AQR Capital Management, LLC (since 2007)	N/A	N/A

(1)	Each Trustee serves until the election and qualification of a successor, or until death, resignation or removal as provided in the Trust’s Declaration of Trust.
(2)	A Disinterested Trustee is any Trustee that is not an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.
(3)	An Interested Trustee is a Trustee that is an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Kabiller and Dr. Hanig are interested persons of the Trust because of their positions with the Advisor.

AQR Funds	Annual Report	September 2015

Investment Advisor

AQR Capital Management, LLC

Two Greenwich Plaza, 4th Floor

Greenwich, CT 06830

Transfer Agent

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Custodian

JPMorgan Chase Bank, N.A.

4 Metro Tech Center

Brooklyn, NY 11245

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Administrator

JPMorgan Chase Bank, N.A.

70 Fargo Street

Boston, MA 02210

Independent Registered Public Accounting Firm

PricewaterhouseCoopers, LLP

300 Madison Avenue

New York, NY 10017

You may obtain a description of the AQR Funds proxy voting, policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30th of each year (available by August 31st of that year) without charge, upon request, by calling 1-866-290-2688 or visiting the funds website https://funds.aqr.com, or by accessing the SEC’s website at www.SEC.gov. Such reports may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090.

The Fund files complete schedules of the portfolio holdings with the SEC for the first and third quarters on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-800-SEC-0330, or by accessing the SEC’s website, at www.SEC.gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ objectives and policies, experienced of its management, marketability of shares and other information.

AQR Funds

P.O. Box 2248, Denver, CO 80201-2248

p: +1.866.290.2688  |  w: https://funds.aqr.com

Item 2. Code of Ethics.

a).	As of the end of the period, September 30, 2015, the Registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as Exhibit 12 (a)(1).

b).	Not Applicable.

c).	There has been no substantive amendments to the Registrant’s Code of Ethics during the fiscal year ended September 30, 2015 (“Reporting Period”).

d).	Registrant granted no waivers from the provisions of its Code of Ethics during the Reporting Period.

e).	Not Applicable.

f).	Attached.

Item 3. Audit Committee Financial Expert.

a).	The Registrant’s Board of Trustees has determined that its Audit Committee has two “audit committee financial experts”, as that term is defined under Items 3(b) and 3(c), serving on its Audit Committee. Mr. L. Joe Moravy and Mr. Brian S. Posner, the Registrant’s audit committee financial experts, are “independent”, as that term is defined under Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Aggregate fees for professional services rendered for the AQR Funds by PricewaterhouseCoopers LLP for the fiscal years ended September 30, 2014 and September 30, 2015 were:

	2014	2015
Audit Fees (a)	$520,830	$647,820
Audit Related Fees (b)	$104,000	$5,500
Tax Fees (c)	$159,100	$241,626
All Other Fees (d)	$0	$0
Total:	$783,930	$894,946

(a)	Audit Fees: These fees relate to professional services rendered by PricewaterhouseCoopers LLP for the audits of the Registrant’s annual financial statements or services normally provided by the independent registered public accounting firm in connection with statutory and regulatory filings or engagements. These services include the audits of the financial statements of the Registrant, issuance of consents and assistance with review of documents filed with the SEC.

(b)	Audit Related Fees: These fees relate to assurance and related services by PricewaterhouseCoopers LLP that are reasonably related to the performance of the audit of the Registrant’s September 30, 2014 and September 30, 2015 annual financial statements that are not reported under “Audit Fees” above. The audit related services provided by PricewaterhouseCoopers LLP for the year-ended September 30, 2014 and September 30, 2015 relate to procedures performed by PricewaterhouseCoopers LLP in connection with its review of the issuance of, and amendments to, the Registrant’s Registration Statement.

(c)	Tax Fees: These fees relate to professional services rendered by PricewaterhouseCoopers LLP for tax compliance, tax advice and tax planning. The tax services provided by PricewaterhouseCoopers LLP relate to the review of the Registrant’s federal and state income tax returns, excise tax calculations and the completion of an international taxation review.

(d)	All Other Fees: These fees relate to products and services provided by PricewaterhouseCoopers LLP other than those reported under “Audit Fees,” “Audit-Related Fees,” and “Tax Fees” above.

(e)	Audit Committee Pre-approval Policies and Procedures:

(i)	Per Rule 2-01(c)(7)(A) and the charter of the Registrant’s Audit Committee, the Audit Committee approves and recommends the principal accountant for the Registrant, pre-approves (i) the principal accountant’s provision of all audit and permissible non-audit services to the Registrant (including the fees and other compensation to be paid to the principal accountant), and (ii) the principal accountant’s provision of any permissible non-audit services to the Registrant’s investment adviser (the “Adviser”), sub-adviser or any entity controlling, controlled by, or under common control with any investment adviser or sub-adviser, if the engagement relates directly to the operations of the financial reporting of the Trust.

(ii)	100% of services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(A) of Rule 2-01 of Regulation S-X.

(f)	Less than 50% of the hours expended on the principal accountant’s engagement to audit Registrant’s financial statements were attributed to work performed by persons other than the accountant’s full-time, permanent employees.

(g)	Disclose the aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the fiscal years ended September 30, 2014 and September 30, 2015: $350,024 and $414,999, respectively.

(h)	Not Applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	The Registrant is an issuer as defined in Section 10A-3 of the Securities Exchange Act of 1934 and has a separately-designated standing Audit Committee in accordance with Section 3(a)(58)(A) of such Act. All of the Board’s independent Trustees, Timothy K. Armour, William L. Atwell, Gregg D. Behrens, L. Joe Moravy, Brian S. Posner and Mark Zurack, are members of Audit Committee.

(b)	Not Applicable.

Item 6. Investments

(a)	Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There have not been any changes in registrant’s control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act – Not Applicable.

(b)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQR Funds

By: /s/ Marco Hanig
Marco Hanig,
Principal Executive Officer
November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Marco Hanig
Marco Hanig,
Principal Executive Officer
November 25, 2015

By: /s/ Heather Bonner
Heather Bonner,
Principal Financial Officer
November 25, 2015